UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/10

Date of reporting period:	09/30/10

Item 1 (Schedule of Investments):  The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2010

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	8
Asset Allocation	10
Equity Income	17
Growth & Income	20
Growth	23
Select Value	26
Aggressive Opportunities	29
Discovery	32
International	39
Diversifying Strategies	45
Core Bond Index	55
500 Stock Index	67
Broad Market Index	73
Mid/Small Company Index	95
Overseas Equity Index	117
Model Portfolio Savings Oriented	128
Model Portfolio Conservative Growth	129
Model Portfolio Traditional Growth	130
Model Portfolio Long-Term Growth	131
Model Portfolio All-Equity Growth	132
Milestone Retirement Income	133
Milestone 2010	134
Milestone 2015	135
Milestone 2020	136
Milestone 2025	137
Milestone 2030	138
Milestone 2035	139
Milestone 2040	140
Milestone 2045	141

Notes to the Schedules of Investments	142

This complete schedule of portfolio holdings is part of The Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value

MUTUAL FUND—99.8%
Short-Term Investments Trust Liquid Assets Portfolio (Cost $383,407,569)	383,407,569	$383,407,569

TOTAL INVESTMENTS—99.8%
(Cost $383,407,569)		383,407,569
Other assets less liabilities—0.2%		935,847

NET ASSETS—100.0%		$384,343,416

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—57.6%

Aerospace & Defense—0.4%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,306,076
L-3 Communications Corp.
5.875%	01/15/2015		710,000	729,525
				2,035,601

Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013		3,585,000	3,680,325
Bottling Group LLC
6.950%	03/15/2014		975,000	1,156,802
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		820,000	971,700
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		1,060,000	1,068,546
				6,877,373

Capital Markets—0.7%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,261,614
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		550,000	590,583
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,212,291
				3,064,488

Chemicals—1.7%
Airgas, Inc.
2.850%	10/01/2013		460,000	469,997
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	5,125,990
4.850%	08/15/2012		1,300,000	1,376,465
Praxair, Inc.
1.750%	11/15/2012		570,000	581,387
				7,553,839

Commercial Banks—11.8%
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	ˆ†	1,180,000	1,243,425
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		950,000	977,926
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		2,000,000	2,167,298
3.900%	04/07/2015		2,590,000	2,747,412
2.700%	03/05/2012	ˆ	1,000,000	1,023,602
BB&T Corp. MTN
3.850%	07/27/2012		4,018,000	4,212,652
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	735,361
Capital One Financial Corp.
7.375%	05/23/2014		4,130,000	4,825,075
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	1,404,000	1,437,366
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,738,224
KeyCorp MTN
3.750%	08/13/2015		560,000	572,001
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,295,560
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	$1,665,000	$1,705,458
Regions Financial Corp.
7.750%	11/10/2014		3,000,000	3,252,519
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		4,490,000	4,542,021
Santander US Debt SA Unipersonal (Spain)
2.485%	01/18/2013	ˆ	5,200,000	5,185,222
Standard Chartered plc (United Kingdom)
3.850%	04/27/2015	ˆ	3,810,000	3,978,131
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	926,906
US Bancorp
4.200%	05/15/2014		1,300,000	1,425,805
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,005,316
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,294,073
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		660,000	700,009
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,631,738
1.081%	04/08/2013	#ˆ	1,000,000	1,000,744
				53,623,844

Commercial Services & Supplies—0.2%
Corrections Corp. of America
6.250%	03/15/2013		695,000	710,637

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,272,934

Computers & Peripherals—0.4%
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	765,666
2.250%	05/27/2011		1,000,000	1,013,276
				1,778,942

Consumer Finance—3.2%
American Express Credit Corp.
5.125%	08/25/2014		1,000,000	1,108,733
American Express Credit Corp., Series C
7.300%	08/20/2013		2,177,000	2,503,959
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	470,000	480,723
Banque PSA Finance (France)
3.500%	01/17/2014		EUR 850,000	1,153,143
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		900,000	959,867
Ford Motor Credit Co. LLC
7.000%	10/01/2013		560,000	601,216
HSBC Finance Corp.
5.900%	06/19/2012		3,974,000	4,225,367
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,279,479
John Deere Capital Corp., Series D MTN
1.225%	01/18/2011	#	1,170,000	1,172,532
PACCAR Financial Corp. MTN
0.707%	04/05/2013	#	840,000	841,667
				14,326,686

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		570,000	604,014

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Diversified Financial Services—9.0%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	$2,691,000	$2,803,382
Bank of America Corp.
4.875%	09/15/2012		3,910,000	4,131,048
Bank of America Corp. MTN
4.900%	05/01/2013		550,000	587,684
Bank of America Corp., Series L MTN
7.375%	05/15/2014		1,430,000	1,644,898
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,222,864
6.010%	01/15/2015		2,260,000	2,486,999
6.000%	12/13/2013		1,800,000	1,974,935
5.300%	10/17/2012		425,000	453,142
Equifax, Inc.
4.450%	12/01/2014		240,000	256,314
General Electric Capital Corp.
5.900%	05/13/2014		680,000	770,805
1.875%	09/16/2013		300,000	301,117
General Electric Capital Corp. MTN
1.376%	01/15/2013	#	1,000,000	1,001,787
General Electric Capital Corp., Series A MTN
0.552%	09/15/2014	#	6,500,000	6,236,035
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,197,757
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,509,377
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013	ˆ	6,700,000	6,333,389
JPMorgan Chase & Co.
5.375%	10/01/2012		400,000	433,010
4.750%	05/01/2013		5,150,000	5,588,816
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,075,839
				41,009,198

Diversified Telecommunication Services—3.0%
AT&T, Inc.
4.850%	02/15/2014		600,000	664,966
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	452,690
3.750%	05/20/2011		2,250,000	2,294,993
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,278,134
Frontier Communications Corp.
6.250%	01/15/2013		700,000	736,750
Telecom Italia Capital SA (Luxembourg)
5.250%	10/01/2015		1,986,000	2,145,524
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,380,976
2.582%	04/26/2013		1,090,000	1,110,856
Windstream Corp.
8.125%	08/01/2013		655,000	713,950
				13,778,839

Electric Utilities—2.7%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,472,265
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	932,220
Duke Energy Carolinas LLC
6.250%	01/15/2012		$1,165,000	$1,247,262
Enel Finance International SA (Luxembourg)
3.875%	10/07/2014	ˆ	4,134,000	4,336,165
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	949,624
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,103,393
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,034,384
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,000,000	1,015,087
				12,090,400

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	479,797
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	652,783
				1,132,580

Food & Staples Retailing—0.3%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,081,737
Woolworths Ltd. (Australia)
2.550%	09/22/2015	ˆ	220,000	222,958
				1,304,695

Food Products—2.3%
Campbell Soup Co.
6.750%	02/15/2011		800,000	819,403
Corn Products International, Inc.
3.200%	11/01/2015		310,000	316,335
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,600,417
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,087,065
Kraft Foods, Inc.
6.750%	02/19/2014		2,099,000	2,442,606
5.250%	10/01/2013		340,000	376,326
2.625%	05/08/2013		340,000	352,607
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,181,468
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	ˆ	2,190,000	2,269,773
				10,446,000

Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	895,861
Stryker Corp.
3.000%	01/15/2015		680,000	716,746
				1,612,607

Health Care Providers & Services—1.8%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,174,788
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,226,119
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,608,969
				8,009,876

Hotels, Restaurants & Leisure—0.1%
Yum! Brands, Inc.
3.875%	11/01/2020		360,000	360,258

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Household Durables—0.4%
DR Horton, Inc.
5.375%	06/15/2012		$710,000	$727,750
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,192,037
				1,919,787

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		1,000,000	1,044,144

Insurance—3.4%
Aflac, Inc.
3.450%	08/15/2015		5,817,000	6,042,985
Allstate Corp. (The)
6.200%	05/16/2014		800,000	934,464
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	734,310
Berkshire Hathaway, Inc.
0.834%	02/11/2013	#	1,500,000	1,508,347
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	522,333
MetLife, Inc.
2.375%	02/06/2014		450,000	455,128
Metropolitan Life Global Funding I
0.927%	07/13/2011	#ˆ	2,100,000	2,104,026
New York Life Global Funding
0.417%	06/16/2011	#ˆ	1,000,000	1,001,359
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,067,865
3.625%	09/17/2012		1,100,000	1,143,671
				15,514,488

IT Services—0.7%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,240,551
1.000%	08/05/2013		1,100,000	1,104,563
				3,345,114

Life Sciences Tools & Services—0.3%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,188,441

Machinery—1.2%
SPX Corp.
7.625%	12/15/2014		685,000	750,075
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		4,000,000	4,536,824
				5,286,899

Media—2.3%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,262,603
COX Communications, Inc.
7.750%	11/01/2010		1,000,000	1,005,368
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,158,777
DISH DBS Corp.
6.375%	10/01/2011		680,000	705,500
NBC Universal, Inc.
3.650%	04/30/2015	ˆ	850,000	898,168
Time Warner Cable, Inc.
6.200%	07/01/2013		3,000,000	3,381,810
Time Warner, Inc.
3.150%	07/15/2015		$440,000	$456,578
Viacom, Inc.
4.375%	09/15/2014		700,000	760,473
				10,629,277

Metals & Mining—2.8%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	6,014,349
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		5,474,000	6,105,114
Steel Dynamics, Inc.
7.375%	11/01/2012		685,000	735,519
				12,854,982

Oil, Gas & Consumable Fuels—1.6%
Chevron Corp.
3.450%	03/03/2012		900,000	934,920
ConocoPhillips
4.750%	02/01/2014		600,000	668,928
4.600%	01/15/2015		455,000	511,512
Kinder Morgan, Inc.
6.500%	09/01/2012		515,000	547,831
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	680,000	680,972
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		900,000	934,607
1.875%	03/25/2013		620,000	635,007
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	588,816
Valero Energy Corp.
6.875%	04/15/2012		550,000	590,935
XTO Energy, Inc.
7.500%	04/15/2012		990,000	1,091,145
				7,184,673

Pharmaceuticals—1.3%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,187,485
Merck & Co., Inc.
1.875%	06/30/2011		1,000,000	1,011,624
Novartis Capital Corp.
4.125%	02/10/2014		310,000	338,782
1.900%	04/24/2013		860,000	883,349
Pfizer, Inc.
3.625%	06/03/2013		EUR 200,000	285,059
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,230,000	1,245,729
Wyeth
6.950%	03/15/2011		1,000,000	1,029,247
				5,981,275

Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		210,000	225,560
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,118,826
				1,344,386

Road & Rail—0.4%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	854,231
Union Pacific Corp.
6.650%	01/15/2011		200,000	203,207
6.125%	01/15/2012		545,000	578,650
				1,636,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Software—0.7%
Microsoft Corp.
2.950%	06/01/2014		$1,400,000	$1,485,618
0.875%	09/27/2013		1,110,000	1,112,360
Oracle Corp.
3.750%	07/08/2014		700,000	763,537
				3,361,515

Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	334,344

Tobacco—1.6%
Altria Group, Inc.
8.500%	11/10/2013		3,819,000	4,576,247
Philip Morris International, Inc.
6.875%	03/17/2014		2,120,000	2,501,460
				7,077,707

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	313,962
Sprint Capital Corp.
8.375%	03/15/2012		680,000	731,000
				1,044,962

TOTAL CORPORATE OBLIGATIONS
(Cost $250,760,616)				261,340,893

MORTGAGE-RELATED SECURITIES—3.8%

U.S. Government Agency Mortgage-Backed Securities—1.6%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	ˆ	1,821,849	1,862,914
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		853,121	926,264
Federal National Mortgage Association
2.922%	10/01/2034	#	1,926,973	2,013,510
2.796%	10/01/2034	#	320,660	334,053
2.658%	09/01/2034	#	171,056	177,354
2.644%	09/01/2034	#	239,292	248,307
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		1,511,339	1,564,575
				7,126,977

U.S. Non-Agency Mortgage-Backed Securities—2.2%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
3.735%	01/25/2035	#	841,343	748,157
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.923%	09/25/2035	#	2,700,819	2,589,852
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.900%	12/19/2035	#	3,212,784	2,426,812
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.279%	12/25/2034	#	1,865,014	1,784,203
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.820%	04/25/2034	#	285,312	281,997
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.251%	10/19/2034	#	$737,581	$586,356
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.094%	03/25/2044	#	611,305	590,984
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.911%	09/25/2034	#	1,902,578	1,061,209
				10,069,570

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $18,974,124)				17,196,547

U.S. TREASURY OBLIGATIONS—5.3%

U.S. Treasury Bills—0.9%
U.S. Treasury Bill
0.316%	10/21/2010	‡‡	1,000,000	999,926
0.170%	02/10/2011		3,000,000	2,998,548

				3,998,474

U.S. Treasury Notes—4.4%
U.S. Treasury Note
2.500%	04/30/2015	†	2,048,000	2,171,521
2.375%	07/31/2017	†	1,910,000	1,972,373
1.875%	06/30/2015		360,000	371,025
1.750%	04/15/2013		1,600,000	1,648,618
1.375%	05/15/2013		4,100,000	4,186,494
1.125%	06/15/2013		2,000,000	2,028,752
1.000%	07/15/2013		5,200,000	5,257,699
0.625%	06/30/2012		2,500,000	2,510,542

				20,147,024

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,836,321)				24,145,498

GOVERNMENT RELATED OBLIGATIONS—11.3%

U.S. Government Agencies—3.4%
Federal Farm Credit Bank
1.875%	12/07/2012		1,200,000	1,231,978
1.375%	06/25/2013		3,330,000	3,391,039
Federal Home Loan Mortgage Corp.
1.125%	07/27/2012	†	6,500,000	6,578,357
Federal National Mortgage Association
1.375%	04/28/2011		4,000,000	4,025,840
				15,227,214

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.9%
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011		3,300,000	3,323,417
Western Corporate Federal Credit Union
1.750%	11/02/2012		980,000	1,002,634
				4,326,051

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,401,120
2.250%	05/28/2015		520,000	540,960
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,179,331

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012	ˆ	$2,300,000	$2,347,582
				5,468,993

Sovereign Debt—2.1%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		400,000	501,000
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		500,000	557,000
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		900,000	1,141,920
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,660,000	1,657,753
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		980,000	1,029,650
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,160,000	1,297,460
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	572,500
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	ˆ	500,000	530,000
Republic of Chile (Chile)
5.500%	01/15/2013		1,000,000	1,096,470
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,000,000	1,095,000
				9,478,753

Supranational—0.7%
European Investment Bank MTN
4.750%	04/15/2011		EUR 2,300,000	3,204,283

U.S. Municipal Bonds—1.4%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,919,257
5.250%	04/01/2014		1,200,000	1,282,236
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,100,000	1,112,551
				6,314,044

Non-U.S. Regional Authority Bonds—1.6%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	ˆ	1,100,000	1,108,760
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,204,399
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,105,457
Province of Ontario (Canada)
2.750%	02/22/2011		1,225,000	1,236,352
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		1,700,000	1,730,146
				7,385,114

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $50,771,834)				51,404,452

ASSET-BACKED SECURITIES—15.5%

Automobile—6.1%
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	$2,630,000	$2,748,411
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.297%	04/16/2012	#	654,509	654,069
Capital Auto Receivables Asset Trust
Series 2007-4A, Class A4
5.300%	05/15/2014		1,000,000	1,034,212
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		1,143,514	1,167,687
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.607%	07/15/2014	#	3,380,000	3,421,439
CarMax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	3,065,997
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		1,000,831	1,002,648
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,100,463
Daimler Chrysler Auto Trust
Series 2007-A, Class A4
5.280%	03/08/2013		1,915,000	1,976,892
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		478,805	482,537
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		536,405	536,924
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		414,211	414,616
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		5,400,000	5,559,029
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,198,587	2,265,907
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		143,222	143,335
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		606,846	607,432
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		418,997	424,552
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		54,978	55,073
				27,661,223

Credit Card—9.4%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.327%	01/15/2015	#	1,268,000	1,266,065
American Express Credit Account Master Trust
Series 2008-5, Class A
1.057%	03/15/2016	#	4,550,000	4,625,423

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
BA Credit Card Trust
Series 2006-A15, Class A15
0.257%	04/15/2014	#	$4,200,000	$4,190,824
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.337%	09/15/2015	#	1,000,000	994,161
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		5,550,000	5,679,879
Chase Issuance Trust
Series 2007-A9, Class A9
0.287%	06/16/2014	#	1,250,000	1,246,802
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,354,710
Discover Card Master Trust
Series 2009-A2, Class A
1.557%	02/17/2015	#	1,400,000	1,425,288
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		5,255,000	5,387,851
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A
2.210%	06/15/2016		5,000,000	5,126,114
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.307%	06/15/2015	#	1,886,000	1,874,236
Household Credit Card Master Note Trust I
Series 2007-2, Class A
0.807%	07/15/2013	#	6,400,000	6,397,342
				42,568,695

TOTAL ASSET-BACKED SECURITIES
(Cost $68,671,737)				70,229,918

			Shares	Value

CASH EQUIVALENTS—8.2%

Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund		††	1,900,000	1,900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			26,627,075	26,627,075
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	1,082,039	1,082,039
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	1,900,000	1,900,000
Short-Term Investments Trust Liquid Assets Portfolio		††	1,900,000	1,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	1,900,000	1,900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	1,900,000	1,900,000

TOTAL CASH EQUIVALENTS
(Cost $37,209,114)				37,209,114

TOTAL INVESTMENTS—101.7%
(Cost $450,223,746)				$461,526,422
Other assets less liabilities—(1.7%)				(7,671,789)

NET ASSETS—100.0%				$453,854,633

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $50,738,651, which represents 11.2% of Net Assets.

†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Inflation
Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—3.3%

Capital Markets—1.0%
Bear Stearns Cos. LLC (The), Series CPI MTN
2.850%	03/10/2014	#	$380,000	$370,918
Morgan Stanley MTN
2.876%	05/14/2013	#	4,000,000	4,079,444
				4,450,362

Commercial Banks—0.9%
American Express Bank FSB, Bank Note
0.407%	06/12/2012	#†	800,000	792,375
0.386%	05/29/2012	#†	400,000	396,465
Bank of Nova Scotia (Canada)
3.400%	01/22/2015		200,000	213,840
BNP Paribas, Series 2 MTN (France)
2.125%	12/21/2012	†	300,000	306,792
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		600,000	631,873
UBS AG MTN (Switzerland)
1.439%	02/23/2012	#	1,500,000	1,511,007
				3,852,352

Consumer Finance—0.3%
American Express Credit Corp., Series C MTN
0.376%	02/24/2012	#	500,000	496,863
SLM Corp. MTN
5.050%	11/14/2014		500,000	476,574
2.855%	04/01/2014	#	465,000	391,209
SLM Corp., Series CPI MTN
3.303%	03/15/2013	#	120,000	107,656
				1,472,302

Diversified Financial Services—0.6%
Bank of America Corp., Series K MTN
0.622%	09/15/2014	#	2,000,000	1,908,500
Citigroup, Inc.
2.384%	08/13/2013	#	700,000	705,508
				2,614,008

Diversified Telecommunication Services—0.1%
British Telecommunications plc (United Kingdom)
9.375%	12/15/2010		500,000	507,921

Energy Equipment & Services—0.1%
Transocean, Inc. (Switzerland)
4.950%	11/15/2015		500,000	520,520

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012		1,300,000	1,381,536

TOTAL CORPORATE OBLIGATIONS
(Cost $14,549,453)				14,799,001

U.S. TREASURY OBLIGATIONS—91.7%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.095%	10/21/2010		500,000	499,972

U.S. Treasury Bonds—0.1%
U.S. Treasury Bond
4.375%	05/15/2040		525,000	589,726

U.S. Treasury Inflation Protected Securities Bonds—33.3%
U.S. Treasury Bond
3.875%	04/15/2029		$10,060,000	$18,594,115
3.625%	04/15/2028		11,080,000	20,023,188
3.375%	04/15/2032		590,000	980,889
2.500%	01/15/2029		9,525,000	11,440,010
2.375%	01/15/2025- 01/15/2027		36,390,000	47,725,740
2.125%	02/15/2040		8,612,000	9,733,721
2.000%	01/15/2026		20,025,000	24,241,836
1.750%	01/15/2028		16,535,000	18,281,077
				151,020,576

U.S. Treasury Inflation Protected Securities Notes—52.2%
U.S. Treasury Note
3.500%	01/15/2011		1,870,000	2,364,158
3.375%	01/15/2012		1,900,000	2,444,317
3.000%	07/15/2012		16,226,300	20,907,452
2.625%	07/15/2017		13,980,000	16,973,278
2.500%	07/15/2016		22,330,000	27,329,816
2.375%	04/15/2011- 01/15/2017		29,145,300	34,785,778
2.125%	01/15/2019		3,092,600	3,539,695
2.000%	07/15/2014	‡‡	15,065,000	18,864,066
2.000%	04/15/2012- 01/15/2016		20,457,600	24,860,788
1.875%	07/15/2013- 07/15/2019		30,043,600	36,236,508
1.625%	01/15/2015- 01/15/2018		20,645,000	24,446,538
1.375%	07/15/2018		2,690,000	2,912,937
1.375%	01/15/2020	†	14,339,800	15,384,087
1.250%	04/15/2014		2,955,000	3,205,542
0.625%	04/15/2013		320,000	339,163
0.500%	04/15/2015		1,605,000	1,660,277
				236,254,400

U.S. Treasury Notes—6.0%
U.S. Treasury Note
2.625%	08/15/2020		2,052,500	2,072,062
2.125%	05/31/2015		1,900,000	1,981,199
1.250%	07/15/2020		21,862,700	22,963,394
				27,016,655

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $388,641,075)				415,381,329

GOVERNMENT RELATED OBLIGATIONS—0.4%

U.S. Government Agencies—0.4%
Israel Government AID Bond (Israel)
5.500%	09/18/2023		500,000	618,633
Tennessee Valley Authority
5.250%	09/15/2039		900,000	1,048,716
				1,667,349

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
1.475%	12/10/2013	#	275,000	278,457

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $1,700,811)				1,945,806

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Inflation
Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—0.1%

Home Equity—0.1%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.456%	10/25/2035	#	$377,307	$342,548
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
0.306%	11/25/2036	#	99,000	97,881

TOTAL ASSET-BACKED SECURITIES
(Cost $438,622)				440,429

			Shares	Value

CASH EQUIVALENTS—5.7%

Institutional Money Market Funds—5.7%
Dreyfus Institutional Cash Advantage Fund		††	1,200,000	1,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			19,113,612	19,113,612
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	600,420	600,420
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class		††	1,200,000	1,200,000
Short-Term Investments Trust Liquid Assets Portfolio		††	1,200,000	1,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	1,200,000	1,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	1,200,000	1,200,000

TOTAL CASH EQUIVALENTS
(Cost $25,714,032)				25,714,032

TOTAL INVESTMENTS—101.2%
(Cost $431,043,993)				458,280,597
Other assets less liabilities—(1.2%)				(5,639,030)

NET ASSETS—100.0%				$452,641,567

Legend to the Schedule of Investments:
MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—75.2%

Aerospace & Defense—2.1%
Boeing Co. (The)		22,766	$1,514,850
General Dynamics Corp.		11,915	748,381
Goodrich Corp.		3,797	279,953
Honeywell International, Inc.		23,592	1,036,633
ITT Corp.		5,641	264,168
L-3 Communications Holdings, Inc.		3,667	265,014
Lockheed Martin Corp.		9,263	660,267
Northrop Grumman Corp.		9,467	573,984
Precision Castparts Corp.	†	4,348	553,718
Raytheon Co.		11,826	540,566
Rockwell Collins, Inc.		5,053	294,337
United Technologies Corp.		28,854	2,055,270
			8,787,141

Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc.	†	5,174	361,766
Expeditors International of Washington, Inc.		6,750	312,053
FedEx Corp.		9,693	828,751
United Parcel Service, Inc., Class B		30,916	2,061,788
			3,564,358

Airlines—0.1%
Southwest Airlines Co.		23,579	308,177

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,802	83,871
Johnson Controls, Inc.		20,848	635,864
			719,735

Automobiles—0.3%
Ford Motor Co.	*†	104,511	1,279,215
Harley-Davidson, Inc.		7,576	215,461
			1,494,676

Beverages—2.0%
Brown-Forman Corp., Class B	†	3,483	214,692
Coca-Cola Co. (The)		71,439	4,180,610
Coca-Cola Enterprises, Inc.		9,971	309,101
Constellation Brands, Inc., Class A	*†	6,634	117,356
Dr. Pepper Snapple Group, Inc.		7,464	265,121
Molson Coors Brewing Co., Class B		4,922	232,417
PepsiCo, Inc.		49,449	3,285,392
			8,604,689

Biotechnology—1.0%
Amgen, Inc.	*	29,599	1,631,201
Biogen Idec, Inc.	*†	7,418	416,298
Celgene Corp.	*	14,129	813,972
Cephalon, Inc.	*†	2,158	134,746
Genzyme Corp.	*	7,941	562,143
Gilead Sciences, Inc.	*	26,122	930,204
			4,488,564

Building Products—0.0%
Masco Corp.		11,318	124,611

Capital Markets—1.8%
Ameriprise Financial, Inc.	†	7,793	368,843
Bank of New York Mellon Corp. (The)		37,456	$978,725
Charles Schwab Corp. (The)		30,184	419,558
E*Trade Financial Corp.	*	6,000	87,240
Federated Investors, Inc., Class B	†	3,160	71,922
Franklin Resources, Inc.	†	4,602	491,954
Goldman Sachs Group, Inc. (The)		15,925	2,302,436
Invesco Ltd.	†	14,397	305,648
Janus Capital Group, Inc.	†	4,351	47,643
Legg Mason, Inc.	†	4,993	151,338
Morgan Stanley		43,345	1,069,755
Northern Trust Corp.		7,594	366,334
State Street Corp.		15,618	588,174
T. Rowe Price Group, Inc.		8,154	408,230
			7,657,800

Chemicals—1.5%
Air Products & Chemicals, Inc.		6,640	549,925
Airgas, Inc.		2,328	158,188
CF Industries Holdings, Inc.		2,156	205,898
Dow Chemical Co. (The)	†	35,580	977,027
E.I. Du Pont de Nemours & Co.		28,090	1,253,376
Eastman Chemical Co.		2,301	170,274
Ecolab, Inc.		7,283	369,539
FMC Corp.		2,249	153,854
International Flavors & Fragrances, Inc.		2,294	111,305
Monsanto Co.		16,957	812,749
PPG Industries, Inc.		5,278	384,238
Praxair, Inc.		9,404	848,805
Sherwin-Williams Co. (The)	†	2,930	220,160
Sigma-Aldrich Corp.		3,652	220,508
			6,435,846

Commercial Banks—2.0%
BB&T Corp.		21,835	525,787
Comerica, Inc.		5,290	196,524
Fifth Third Bancorp	†	24,338	292,786
First Horizon National Corp.	*	8,310	94,822
Huntington Bancshares, Inc./Ohio	†	20,108	114,012
KeyCorp	†	27,233	216,775
M&T Bank Corp.	†	2,647	216,551
Marshall & Ilsley Corp.	†	14,997	105,579
PNC Financial Services Group, Inc.		16,298	846,029
Regions Financial Corp.		38,813	282,171
SunTrust Banks, Inc.	†	14,850	383,575
U.S. Bancorp		59,804	1,292,962
Wells Fargo & Co.		161,821	4,066,562
Zions Bancorporation		4,865	103,916
			8,738,051

Commercial Services & Supplies—0.4%
Avery Dennison Corp.	†	3,126	116,037
Cintas Corp.	†	4,246	116,977
Iron Mountain, Inc.		5,846	130,600
Pitney Bowes, Inc.	†	6,589	140,873
R.R. Donnelley & Sons Co.	†	6,629	112,428
Republic Services, Inc.		9,560	291,484
Stericycle, Inc.	*†	2,758	191,626
Waste Management, Inc.		14,989	535,707
			1,635,732

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)

Communications Equipment—1.8%
Cisco Systems, Inc.	*	177,650	$3,890,535
Harris Corp.		4,234	187,524
JDS Uniphase Corp.	*	7,314	90,620
Juniper Networks, Inc.	*	16,563	502,687
Motorola, Inc.	*†	70,856	604,402
QUALCOMM, Inc.		49,907	2,251,804
Tellabs, Inc.		12,664	94,347
			7,621,919

Computers & Peripherals—3.3%
Apple, Inc.	*	28,372	8,050,555
Dell, Inc.	*	53,484	693,153
EMC Corp.	*	64,114	1,302,155
Hewlett-Packard Co.		70,542	2,967,702
Lexmark International, Inc., Class A	*	2,137	95,353
NetApp, Inc.	*†	11,059	550,628
QLogic Corp.	*†	3,859	68,073
SanDisk Corp.	*	6,934	254,131
Western Digital Corp.	*†	7,173	203,641
			14,185,391

Construction & Engineering—0.1%
Fluor Corp.	†	5,733	283,955
Jacobs Engineering Group, Inc.	*	3,804	147,215
Quanta Services, Inc.	*†	6,262	119,479
			550,649

Construction Materials—0.0%
Vulcan Materials Co.	†	3,562	131,509

Consumer Finance—0.6%
American Express Co.		32,764	1,377,071
Capital One Financial Corp.		14,239	563,153
Discover Financial Services		16,871	281,408
SLM Corp.	*	14,064	162,439
			2,384,071

Containers & Packaging—0.2%
Ball Corp.		2,878	169,370
Bemis Co., Inc.	†	2,809	89,186
Owens-Illinois, Inc.	*	5,405	151,664
Pactiv Corp.	*	3,884	128,094
Sealed Air Corp.		5,482	123,236
			661,550

Distributors—0.0%
Genuine Parts Co.		5,124	228,479

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	3,981	204,424
DeVry, Inc.	†	1,988	97,830
H&R Block, Inc.		10,996	142,398
			444,652

Diversified Financial Services—3.1%
Bank of America Corp.		311,822	4,087,987
Citigroup, Inc.	*	736,210	2,871,219
CME Group, Inc.		2,054	534,964
IntercontinentalExchange, Inc.	*	2,406	251,957
JPMorgan Chase & Co.		123,515	4,702,216
Leucadia National Corp.	*	5,905	139,476
Moody’s Corp.	†	6,236	$155,775
NASDAQ OMX Group, Inc. (The)	*	4,396	85,414
NYSE Euronext		8,291	236,874
			13,065,882

Diversified Telecommunication Services—2.2%
AT&T, Inc.		183,134	5,237,632
CenturyLink, Inc.	†	9,330	368,162
Frontier Communications Corp.	†	31,222	255,084
Qwest Communications International, Inc.		53,539	335,689
Verizon Communications, Inc.		87,458	2,850,256
Windstream Corp.	†	13,975	171,753
			9,218,576

Electric Utilities—1.5%
Allegheny Energy, Inc.		5,293	129,784
American Electric Power Co., Inc.		14,691	532,255
Duke Energy Corp.		40,765	721,948
Edison International		9,983	343,315
Entergy Corp.		5,980	457,650
Exelon Corp.	†	20,495	872,677
FirstEnergy Corp.	†	9,639	371,487
NextEra Energy, Inc.		12,762	694,125
Northeast Utilities		4,889	144,568
Pepco Holdings, Inc.	†	6,579	122,369
Pinnacle West Capital Corp.	†	3,373	139,204
PPL Corp.		13,929	379,287
Progress Energy, Inc.		8,583	381,257
Southern Co.		25,559	951,817
			6,241,743

Electrical Equipment—0.4%
Emerson Electric Co.	†	23,407	1,232,612
Rockwell Automation, Inc.		4,482	276,674
Roper Industries, Inc.		2,878	187,588
			1,696,874

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.	*	10,578	352,988
Amphenol Corp., Class A		5,629	275,708
Corning, Inc.	†	48,074	878,793
FLIR Systems, Inc.	*	4,380	112,566
Jabil Circuit, Inc.		6,115	88,117
Molex, Inc.	†	4,331	90,648
			1,798,820

Energy Equipment & Services—1.4%
Baker Hughes, Inc.		13,025	554,865
Cameron International Corp.	*	7,528	323,403
Diamond Offshore Drilling, Inc.	†	2,101	142,385
FMC Technologies, Inc.	*†	3,875	264,624
Halliburton Co.		28,038	927,216
Helmerich & Payne, Inc.	†	3,289	133,073
Nabors Industries Ltd. (Bermuda)	*	8,452	152,643
National Oilwell Varco, Inc.		13,224	588,071
Rowan Cos., Inc.	*†	3,672	111,482
Schlumberger Ltd.		42,416	2,613,250
			5,811,012

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	†	13,781	$888,737
CVS Caremark Corp.		42,563	1,339,458
Kroger Co. (The)		20,595	446,088
Safeway, Inc.	†	11,798	249,646
SUPERVALU, Inc.		6,390	73,677
Sysco Corp.	†	18,247	520,404
Walgreen Co.		30,733	1,029,555
Wal-Mart Stores, Inc.		62,248	3,331,513
Whole Foods Market, Inc.	*†	4,576	169,815
			8,048,893

Food Products—1.4%
Archer-Daniels-Midland Co.		19,852	633,676
Campbell Soup Co.	†	5,729	204,812
ConAgra Foods, Inc.		14,042	308,081
Dean Foods Co.	*	4,751	48,507
General Mills, Inc.		20,298	741,689
H.J. Heinz Co.		9,738	461,289
Hershey Co. (The)		4,820	229,384
Hormel Foods Corp.	†	2,248	100,261
J.M. Smucker Co. (The)		3,817	231,043
Kellogg Co.		8,053	406,757
Kraft Foods, Inc., Class A		53,891	1,663,076
McCormick & Co., Inc.	†	4,222	177,493
Mead Johnson Nutrition Co.		6,092	346,696
Sara Lee Corp.		20,861	280,163
Tyson Foods, Inc., Class A		9,738	156,003
			5,988,930

Gas Utilities—0.0%
Nicor, Inc.	†	1,506	69,005
Oneok, Inc.	†	3,242	146,020
			215,025

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.		18,317	873,904
Becton Dickinson and Co.		7,304	541,226
Boston Scientific Corp.	*	46,331	284,009
C.R. Bard, Inc.		3,058	249,013
CareFusion Corp.	*	5,797	143,998
DENTSPLY International, Inc.		4,799	153,424
Hospira, Inc.	*	5,183	295,483
Intuitive Surgical, Inc.	*	1,206	342,190
Medtronic, Inc.		34,054	1,143,533
St. Jude Medical, Inc.	*	10,110	397,727
Stryker Corp.	†	10,516	526,326
Varian Medical Systems, Inc.	*†	3,919	237,100
Zimmer Holdings, Inc.	*	6,442	337,110
			5,525,043

Health Care Providers & Services—1.5%
Aetna, Inc.		13,349	421,962
AmerisourceBergen Corp.		8,507	260,825
Cardinal Health, Inc.		11,132	367,801
CIGNA Corp.		8,739	312,681
Coventry Health Care, Inc.	*	4,410	94,947
DaVita, Inc.	*	3,286	226,833
Express Scripts, Inc.	*	17,182	836,763
Humana, Inc.	*	5,176	260,042
Laboratory Corp. of America Holdings	*	3,119	244,623
McKesson Corp.		8,280	511,538
Medco Health Solutions, Inc.	*	13,499	702,758
Patterson Cos., Inc.		2,907	83,286
Quest Diagnostics, Inc.		4,903	$247,454
Tenet Healthcare Corp.	*	14,852	70,102
UnitedHealth Group, Inc.		34,984	1,228,288
WellPoint, Inc.	*	12,468	706,188
			6,576,091

Health Care Technology—0.0%
Cerner Corp.	*†	2,113	177,471

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.		13,807	527,565
Darden Restaurants, Inc.		4,164	178,136
International Game Technology		9,531	137,723
Marriott International, Inc., Class A	†	8,870	317,812
McDonald’s Corp.		33,080	2,464,791
Starbucks Corp.		23,487	600,797
Starwood Hotels & Resorts Worldwide, Inc.		5,654	297,118
Wyndham Worldwide Corp.	†	4,845	133,092
Wynn Resorts Ltd.	†	2,106	182,738
Yum! Brands, Inc.		14,616	673,213
			5,512,985

Household Durables—0.3%
D.R. Horton, Inc.		9,180	102,082
Fortune Brands, Inc.	†	4,749	233,793
Harman International Industries, Inc.	*†	2,206	73,702
Leggett & Platt, Inc.	†	4,725	107,541
Lennar Corp., Class A	†	4,506	69,302
Newell Rubbermaid, Inc.	†	9,195	163,763
Pulte Group, Inc.	*†	10,210	89,440
Stanley Black & Decker, Inc.		5,018	307,503
Whirlpool Corp.	†	2,161	174,955
			1,322,081

Household Products—1.8%
Clorox Co.	†	4,290	286,400
Colgate-Palmolive Co.		15,302	1,176,112
Kimberly-Clark Corp.		12,884	838,104
Procter & Gamble Co. (The)		88,234	5,291,393
			7,592,009

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	21,259	241,290
Constellation Energy Group, Inc.		5,831	187,991
NRG Energy, Inc.	*	8,096	168,559
			597,840

Industrial Conglomerates—1.9%
3M Co.		22,136	1,919,413
General Electric Co.		330,914	5,377,352
Textron, Inc.	†	7,629	156,852
Tyco International Ltd. (Switzerland)		15,000	550,950
			8,004,567

Insurance—3.1%
ACE Ltd. (Switzerland)		10,400	605,800
Aflac, Inc.		14,506	750,105
Allstate Corp. (The)		16,568	522,720
American International Group, Inc.	*†	4,317	168,795
AON Corp.	†	8,092	316,478
Assurant, Inc.		3,596	146,357

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)
Berkshire Hathaway, Inc., Class B	*†	53,618	$4,433,136
Chubb Corp.		9,797	558,331
Cincinnati Financial Corp.	†	5,141	148,318
Genworth Financial, Inc., Class A	*	14,912	182,225
Hartford Financial Services Group, Inc.		13,281	304,799
Lincoln National Corp.		8,914	213,223
Loews Corp.		9,911	375,627
Marsh & McLennan Cos., Inc.		16,558	399,379
MetLife, Inc.		28,129	1,081,560
Principal Financial Group, Inc.		10,025	259,848
Progressive Corp. (The)		20,668	431,341
Prudential Financial, Inc.		14,385	779,379
Torchmark Corp.	†	2,634	139,971
Travelers Cos., Inc. (The)		14,649	763,213
Unum Group		10,526	233,151
XL Group plc (Bermuda)		10,575	229,055
			13,042,811

Internet & Catalog Retail—0.6%
Amazon.com, Inc.	*†	10,974	1,723,577
Expedia, Inc.	†	6,702	189,063
priceline.com, Inc.	*	1,463	509,621
			2,422,261

Internet Software & Services—1.4%
Akamai Technologies, Inc.	*	5,411	271,524
eBay, Inc.	*	34,962	853,073
Google, Inc., Class A	*	7,713	4,055,418
Monster Worldwide, Inc.	*†	4,240	54,950
VeriSign, Inc.	*†	6,023	191,170
Yahoo! Inc.	*†	41,585	589,260
			6,015,395

IT Services—2.4%
Automatic Data Processing, Inc.		15,606	655,920
Cognizant Technology Solutions Corp., Class A	*	9,190	592,479
Computer Sciences Corp.		4,750	218,500
Fidelity National Information Services, Inc.		9,020	244,713
Fiserv, Inc.	*	4,950	266,409
International Business Machines Corp.		39,210	5,259,629
Mastercard, Inc., Class A		2,975	666,400
Paychex, Inc.		9,835	270,364
SAIC, Inc.	*†	8,224	131,420
Teradata Corp.	*	5,267	203,095
Total System Services, Inc.	†	6,312	96,195
Visa, Inc., Class A	†	15,357	1,140,411
Western Union Co. (The)		20,973	370,593
			10,116,128

Leisure Equipment & Products—0.1%
Eastman Kodak Co.	*†	9,878	41,488
Hasbro, Inc.	†	4,154	184,895
Mattel, Inc.	†	11,377	266,904
			493,287

Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*†	5,646	263,612
PerkinElmer, Inc.		3,463	80,134
Thermo Fisher Scientific, Inc.	*	12,681	607,166
Waters Corp.	*	2,759	$195,282
			1,146,194

Machinery—1.5%
Caterpillar, Inc.	†	19,386	1,525,290
Cummins, Inc.		6,377	577,629
Danaher Corp.		16,496	669,902
Deere & Co.		13,112	914,955
Dover Corp.		6,048	315,766
Eaton Corp.		5,083	419,297
Flowserve Corp.		1,799	196,847
Illinois Tool Works, Inc.	†	15,457	726,788
PACCAR, Inc.		11,207	539,617
Pall Corp.		3,604	150,071
Parker Hannifin Corp.		5,152	360,949
Snap-On, Inc.	†	1,958	91,067
			6,488,178

Media—2.3%
CBS Corp., Class B	†	21,478	340,641
Comcast Corp., Class A		87,981	1,590,696
DIRECTV, Class A	*†	27,006	1,124,260
Discovery Communications, Inc., Class A	*†	8,825	384,329
Gannett Co., Inc.		7,163	87,603
Interpublic Group of Cos., Inc. (The)	*	15,511	155,575
McGraw-Hill Cos., Inc. (The)	†	9,668	319,624
Meredith Corp.	†	1,194	39,772
New York Times Co. (The), Class A	*†	3,125	24,188
News Corp., Class A		69,929	913,273
Omnicom Group, Inc.		9,772	385,799
Scripps Networks Interactive, Inc., Class A		2,856	135,888
Time Warner Cable, Inc.		11,146	601,773
Time Warner, Inc.		35,534	1,089,117
Viacom, Inc., Class B	†	18,762	678,997
Walt Disney Co. (The)		59,487	1,969,615
Washington Post Co. (The), Class B	†	203	81,080
			9,922,230

Metals & Mining—0.9%
AK Steel Holding Corp.		3,514	48,528
Alcoa, Inc.		30,886	374,030
Allegheny Technologies, Inc.	†	3,017	140,140
Cliffs Natural Resources, Inc.	†	4,107	262,520
Freeport-McMoRan Copper & Gold, Inc.		14,606	1,247,206
Newmont Mining Corp.		15,205	955,026
Nucor Corp.		9,962	380,548
Titanium Metals Corp.	*†	3,119	62,255
United States Steel Corp.	†	4,375	191,800
			3,662,053

Multiline Retail—0.6%
Big Lots, Inc.	*†	2,507	83,358
Family Dollar Stores, Inc.	†	3,951	174,476
J.C. Penney Co., Inc.		6,918	188,031
Kohl’s Corp.	*	9,465	498,616
Macy’s, Inc.		13,012	300,447
Nordstrom, Inc.	†	4,663	173,464
Sears Holdings Corp.	*†	1,544	111,384
Target Corp.		22,444	1,199,408
			2,729,184

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)

Multi-Utilities—1.1%
Ameren Corp.		7,319	$207,860
CenterPoint Energy, Inc.		12,730	200,116
CMS Energy Corp.	†	7,625	137,402
Consolidated Edison, Inc.	†	8,838	426,168
Dominion Resources, Inc.		18,706	816,704
DTE Energy Co.		5,126	235,437
Integrys Energy Group, Inc.	†	2,529	131,660
NiSource, Inc.		9,089	158,149
PG&E Corp.		12,105	549,809
Public Service Enterprise Group, Inc.		15,862	524,715
SCANA Corp.		3,531	142,370
Sempra Energy		7,796	419,425
TECO Energy, Inc.	†	6,941	120,218
Wisconsin Energy Corp.		3,794	219,293
Xcel Energy, Inc.	†	14,102	323,923
			4,613,249

Office Electronics—0.1%
Xerox Corp.		41,282	427,269

Oil, Gas & Consumable Fuels—6.9%
Anadarko Petroleum Corp.		15,347	875,546
Apache Corp.		11,173	1,092,272
Cabot Oil & Gas Corp.	†	3,451	103,910
Chesapeake Energy Corp.		20,231	458,232
Chevron Corp.		62,316	5,050,712
ConocoPhillips		46,208	2,653,725
CONSOL Energy, Inc.		6,834	252,585
Denbury Resources, Inc.	*	12,314	195,669
Devon Energy Corp.		13,813	894,254
El Paso Corp.		21,440	265,427
EOG Resources, Inc.		7,823	727,304
EQT Corp.		4,265	153,796
Exxon Mobil Corp.		158,204	9,775,425
Hess Corp.		9,116	538,938
Marathon Oil Corp.		21,871	723,930
Massey Energy Co.	†	2,896	89,834
Murphy Oil Corp.		6,149	380,746
Noble Energy, Inc.		5,398	405,336
Occidental Petroleum Corp.		25,269	1,978,563
Peabody Energy Corp.	†	8,486	415,899
Pioneer Natural Resources Co.		3,634	236,319
QEP Resources, Inc.		5,230	157,632
Range Resources Corp.		5,003	190,764
Southwestern Energy Co.	*	10,664	356,604
Spectra Energy Corp.		20,454	461,238
Sunoco, Inc.		3,759	137,204
Tesoro Corp.		4,813	64,302
Valero Energy Corp.		17,956	314,410
Williams Cos., Inc. (The)		18,508	353,688
			29,304,264

Paper & Forest Products—0.2%
International Paper Co.		13,740	298,845
MeadWestvaco Corp.		5,471	133,383
Weyerhaeuser Co.		16,681	262,893
			695,121

Personal Products—0.2%
Avon Products, Inc.	†	13,124	421,412
Estee Lauder Cos., Inc. (The), Class A		3,876	245,079
			666,491

Pharmaceuticals—4.6%
Abbott Laboratories		47,753	$2,494,617
Allergan, Inc.		9,724	646,938
Bristol-Myers Squibb Co.		53,289	1,444,665
Eli Lilly & Co.		31,479	1,149,928
Forest Laboratories, Inc.	*	9,317	288,175
Johnson & Johnson		85,433	5,293,428
King Pharmaceuticals, Inc.	*†	7,688	76,572
Merck & Co., Inc.		95,664	3,521,392
Mylan, Inc.	*†	9,862	185,504
Pfizer, Inc.		250,384	4,299,093
Watson Pharmaceuticals, Inc.	*	3,200	135,392
			19,535,704

Professional Services—0.1%
Dun & Bradstreet Corp.		1,744	129,300
Equifax, Inc.		3,857	120,339
Robert Half International, Inc.	†	4,639	120,614
			370,253

Real Estate Investment Trusts (REITs)—1.0%
Apartment Investment & Management Co., Class A REIT	†	3,021	64,589
AvalonBay Communities, Inc. REIT	†	2,634	273,751
Boston Properties, Inc. REIT	†	4,393	365,146
Equity Residential REIT	†	8,760	416,713
HCP, Inc. REIT	†	9,192	330,728
Health Care REIT, Inc. REIT		3,799	179,845
Host Hotels & Resorts, Inc. REIT		19,950	288,876
Kimco Realty Corp. REIT		11,824	186,228
Plum Creek Timber Co., Inc. REIT	†	5,319	187,761
ProLogis REIT	†	13,658	160,891
Public Storage REIT		4,316	418,825
Simon Property Group, Inc. REIT	†	9,011	835,680
Ventas, Inc. REIT		4,526	233,406
Vornado Realty Trust REIT		4,943	422,775
			4,365,214

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	7,941	145,161

Road & Rail—0.6%
CSX Corp.		11,967	662,015
Norfolk Southern Corp.		11,357	675,855
Ryder System, Inc.	†	1,648	70,485
Union Pacific Corp.		15,689	1,283,360
			2,691,715

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc.	*†	17,789	126,480
Altera Corp.	†	9,762	294,422
Analog Devices, Inc.		9,334	292,901
Applied Materials, Inc.		42,088	491,588
Broadcom Corp., Class A		13,639	482,684
First Solar, Inc.	*†	1,545	227,656
Intel Corp.		172,817	3,323,271
KLA-Tencor Corp.		5,280	186,014
Linear Technology Corp.	†	6,993	214,895
LSI Corp.	*	20,865	95,144
MEMC Electronic Materials, Inc.	*	7,818	93,190
Microchip Technology, Inc.	†	5,793	182,190

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

			Shares	Value

COMMON STOCKS—(Continued)
Micron Technology, Inc.		*†	26,008	$187,518
National Semiconductor Corp.		†	6,831	87,232
Novellus Systems, Inc.		*†	3,043	80,883
NVIDIA Corp.		*†	17,336	202,484
Teradyne, Inc.		*†	5,637	62,796
Texas Instruments, Inc.			37,185	1,009,201
Xilinx, Inc.		†	8,734	232,412
				7,872,961

Software—2.9%
Adobe Systems, Inc.		*†	16,155	422,453
Autodesk, Inc.		*	6,736	215,350
BMC Software, Inc.		*	5,466	221,264
CA, Inc.			12,611	266,344
Citrix Systems, Inc.		*†	5,809	396,406
Compuware Corp.		*†	7,461	63,642
Electronic Arts, Inc.		*	10,268	168,703
Intuit, Inc.		*†	8,833	386,974
McAfee, Inc.		*	4,937	233,323
Microsoft Corp.			236,958	5,803,101
Novell, Inc.		*	10,248	61,181
Oracle Corp.			120,310	3,230,324
Red Hat, Inc.		*	6,085	249,485
Salesforce.com, Inc.		*†	3,490	390,182
Symantec Corp.		*	25,612	388,534
				12,497,266

Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A		†	3,035	119,336
AutoNation, Inc.		*†	2,441	56,753
AutoZone, Inc.		*	953	218,151
Bed Bath & Beyond, Inc.		*†	8,364	363,081
Best Buy Co., Inc.			10,493	428,429
CarMax, Inc.		*†	6,879	191,649
GameStop Corp., Class A		*†	4,426	87,237
Gap, Inc. (The)		†	13,420	250,149
Home Depot, Inc.			52,410	1,660,349
Limited Brands, Inc.			8,544	228,808
Lowe’s Cos., Inc.			43,654	973,048
Office Depot, Inc.		*	8,825	40,595
O’Reilly Automotive, Inc.		*	4,401	234,133
RadioShack Corp.			4,119	87,858
Ross Stores, Inc.		†	3,760	205,371
Staples, Inc.			22,945	480,009
Tiffany & Co.		†	3,718	174,709
TJX Cos., Inc.			12,830	572,603
Urban Outfitters, Inc.		*	3,967	124,723
				6,496,991

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		†	9,702	416,798
NIKE, Inc., Class B			12,083	968,332
Polo Ralph Lauren Corp.		†	2,007	180,349
V.F. Corp.			2,731	221,265
				1,786,744

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		†	15,238	186,818
People’s United Financial, Inc.			11,283	147,694
				334,512

Tobacco—1.3%
Altria Group, Inc.			64,531	$1,550,035
Lorillard, Inc.			4,808	386,130
Philip Morris International, Inc.			56,960	3,190,899
Reynolds American, Inc.			5,279	313,520
				5,440,584

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,553	242,174
W.W. Grainger, Inc.		†	1,989	236,910
				479,084

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*†	12,386	634,906
MetroPCS Communications, Inc.		*†	8,126	84,998
Sprint Nextel Corp.		*	92,420	427,905
				1,147,809

TOTAL COMMON STOCKS
(Cost $310,768,633)				321,069,555

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—15.8%

U.S. Treasury Bills—0.5%
U.S. Treasury Bill
0.135%	12/23/2010	‡‡	$2,140,000	2,139,373

U.S. Treasury Bonds—15.3%
U.S. Treasury Bond
8.000%	11/15/2021		1,551,000	2,339,587
7.875%	02/15/2021		1,807,000	2,677,748
7.625%	02/15/2025		557,000	855,169
7.250%	08/15/2022		1,580,000	2,291,000
7.125%	02/15/2023		1,692,000	2,440,446
6.875%	08/15/2025		810,000	1,176,905
6.625%	02/15/2027		863,000	1,245,552
6.500%	11/15/2026		758,000	1,079,795
6.250%	08/15/2023- 05/15/2030		4,415,000	6,101,454
6.125%	11/15/2027- 08/15/2029		2,833,000	3,918,753
6.000%	02/15/2026		1,021,000	1,378,829
5.500%	08/15/2028		772,000	1,001,429
5.375%	02/15/2031		1,454,000	1,872,252
5.250%	11/15/2028- 02/15/2029		1,506,000	1,903,210
5.000%	05/15/2037		965,000	1,198,409
4.750%	02/15/2037		661,000	790,308
4.625%	02/15/2040		4,787,000	5,594,059
4.500%	02/15/2036- 08/15/2039		7,963,000	9,142,298
4.375%	02/15/2038- 05/15/2040		8,977,000	10,082,340
4.250%	05/15/2039		2,871,000	3,156,754
3.875%	08/15/2040		2,449,000	2,532,036
3.500%	02/15/2039		2,464,000	2,384,304
				65,162,637

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $60,927,450)				67,302,010

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—6.3%

Commercial Banks—2.8%
Commerzbank US Finance, Inc.
0.500%	10/12/2010		$10,000,000	$9,998,918
Intesa Funding LLC
0.270%	10/04/2010		2,000,000	1,999,940
				11,998,858

Consumer Finance—1.4%
Santander Central Hispano Finance Delaware, Inc.
0.440%	10/19/2010		6,000,000	5,998,606

Diversified Financial Services—2.1%
Bank of America Corp.
0.290%	11/04/2010		9,000,000	8,997,883

TOTAL COMMERCIAL PAPER
(Cost $26,994,642)				26,995,347

			Shares	Value

CASH EQUIVALENTS—10.1%

Institutional Money Market Funds—10.1%
Dreyfus Institutional Cash Advantage Fund		††	5,800,000	5,800,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			10,975,758	10,975,758
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	3,354,514	3,354,514
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	5,800,000	5,800,000
Short-Term Investments Trust Liquid Assets Portfolio		††	5,800,000	5,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	5,800,000	5,800,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class		††	5,800,000	5,800,000

TOTAL CASH EQUIVALENTS
(Cost $43,330,272)				43,330,272

TOTAL INVESTMENTS—107.4%
(Cost $442,020,997)				458,697,184
Other assets less liabilities—(7.4%)				(31,793,991)

NET ASSETS—100.0%				$426,903,193

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—96.0%

Aerospace & Defense—2.6%
Boeing Co. (The)		74,900	$4,983,846
Honeywell International, Inc.		401,400	17,637,516
ITT Corp.		82,000	3,840,060
L-3 Communications Holdings, Inc.		60,200	4,350,654
Lockheed Martin Corp.		41,600	2,965,248
Raytheon Co.		187,900	8,588,909
			42,366,233

Air Freight & Logistics—1.3%
FedEx Corp.		168,600	14,415,300
United Parcel Service, Inc., Class B		91,700	6,115,473
			20,530,773

Automobiles—0.2%
Harley-Davidson, Inc.		95,900	2,727,396

Biotechnology—0.2%
Amgen, Inc.	*	53,200	2,931,852

Building Products—0.2%
Masco Corp.		245,700	2,705,157
USG Corp.	*†	88,700	1,169,953
			3,875,110

Capital Markets—2.9%
Bank of New York Mellon Corp. (The)		1,208,400	31,575,492
Legg Mason, Inc.	†	152,000	4,607,120
State Street Corp.		278,000	10,469,480
			46,652,092

Chemicals—1.6%
E.I. Du Pont de Nemours & Co.		391,546	17,470,782
International Flavors & Fragrances, Inc.		92,200	4,473,544
Monsanto Co.		101,400	4,860,102
			26,804,428

Commercial Banks—2.6%
KeyCorp	†	292,800	2,330,688
Marshall & Ilsley Corp.		172,200	1,212,288
PNC Financial Services Group, Inc.		182,800	9,489,148
Regions Financial Corp.		281,800	2,048,686
SunTrust Banks, Inc.		168,500	4,352,355
U.S. Bancorp		339,900	7,348,638
Wells Fargo & Co.		613,000	15,404,690
			42,186,493

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	96,000	3,563,520
Pitney Bowes, Inc.	†	202,600	4,331,588
			7,895,108

Communications Equipment—0.4%
Cisco Systems, Inc.	*	92,500	2,025,750
Nokia Oyj ADR (Finland)	†	524,400	5,259,732
			7,285,482

Computers & Peripherals—3.0%
Dell, Inc.	*	3,076,700	$39,874,032
Hewlett-Packard Co.		228,600	9,617,202
			49,491,234

Construction Materials—2.1%
Cemex SAB de CV ADR (Mexico)	*	2,225,518	18,916,903
Martin Marietta Materials, Inc.	†	147,000	11,314,590
Vulcan Materials Co.	†	96,500	3,562,780
			33,794,273

Consumer Finance—3.0%
American Express Co.	†	618,200	25,982,946
Capital One Financial Corp.	†	297,200	11,754,260
SLM Corp.	*†	915,200	10,570,560
			48,307,766

Distributors—0.2%
Genuine Parts Co.	†	59,152	2,637,588

Diversified Consumer Services—0.1%
H&R Block, Inc.		101,300	1,311,835

Diversified Financial Services—3.4%
Bank of America Corp.		1,236,706	16,213,216
Citigroup, Inc.	*	2,066,200	8,058,180
JPMorgan Chase & Co.		720,600	27,433,242
NYSE Euronext		105,700	3,019,849
			54,724,487

Diversified Telecommunication Services—5.5%
AT&T, Inc.		806,642	23,069,961
Level 3 Communications, Inc.	*†	16,464,000	15,431,707
Qwest Communications International, Inc.		708,700	4,443,549
tw telecom inc.	*†	1,592,991	29,581,843
Verizon Communications, Inc.		543,241	17,704,224
			90,231,284

Electric Utilities—2.2%
Duke Energy Corp.		206,800	3,662,428
Entergy Corp.		186,200	14,249,886
Exelon Corp.		130,300	5,548,174
FirstEnergy Corp.	†	61,000	2,350,940
Pinnacle West Capital Corp.		75,900	3,132,393
PPL Corp.		112,400	3,060,652
Progress Energy, Inc.		96,000	4,264,320
			36,268,793

Electrical Equipment—1.1%
Cooper Industries plc		76,900	3,762,717
Emerson Electric Co.	†	265,200	13,965,432
			17,728,149

Energy Equipment & Services—0.5%
Baker Hughes, Inc.		41,200	1,755,120
Schlumberger Ltd.		103,500	6,376,635
			8,131,755

Food & Staples Retailing—0.9%
Walgreen Co.		455,300	15,252,550

Food Products—2.3%
Archer-Daniels-Midland Co.		53,800	1,717,296
Campbell Soup Co.	†	626,000	22,379,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)
Hershey Co. (The)	†	174,100	$8,285,419
Kraft Foods, Inc., Class A		101,500	3,132,290
McCormick & Co., Inc.	†	60,700	2,551,828
			38,066,333

Health Care Equipment & Supplies—0.9%
Baxter International, Inc.		182,500	8,707,075
Beckman Coulter, Inc.	†	39,200	1,912,568
Medtronic, Inc.		138,900	4,664,262
			15,283,905

Health Care Providers & Services—1.4%
UnitedHealth Group, Inc.		312,500	10,971,875
WellPoint, Inc.	*	214,100	12,126,624
			23,098,499

Hotels, Restaurants & Leisure—2.8%
Carnival Corp.		322,100	12,307,441
Marriott International, Inc., Class A	†	120,988	4,335,000
MGM Resorts International	*†	140,800	1,588,224
Yum! Brands, Inc.		583,000	26,852,980
			45,083,645

Household Durables—1.9%
D.R. Horton, Inc.		88,600	985,232
Fortune Brands, Inc.	†	152,200	7,492,806
Stanley Black & Decker, Inc.		278,500	17,066,480
Whirlpool Corp.	†	60,200	4,873,792
			30,418,310

Household Products—0.3%
Kimberly-Clark Corp.		87,559	5,695,713

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		75,900	2,447,016
NRG Energy, Inc.	*	67,500	1,405,350
			3,852,366

Industrial Conglomerates—3.0%
3M Co.		201,200	17,446,052
General Electric Co.		1,165,400	18,937,750
Koninklijke Philips Electronics NV NYRS (Netherlands)		425,000	13,311,000
			49,694,802

Insurance—9.3%
Allstate Corp. (The)		236,700	7,467,885
AON Corp.	†	721,141	28,203,824
Chubb Corp.		45,500	2,593,045
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	38,105,749
Lincoln National Corp.		150,690	3,604,505
Loews Corp.		731,000	27,704,900
Marsh & McLennan Cos., Inc.		236,400	5,701,968
Sun Life Financial, Inc. (Canada)		119,900	3,122,196
Travelers Cos., Inc. (The)		690,406	35,970,153
			152,474,225

Internet & Catalog Retail—1.2%
Liberty Media Corp. - Interactive, Series A	*	1,462,500	20,050,875

Internet Software & Services—0.2%
eBay, Inc.	*	132,900	$3,242,760

IT Services—1.1%
Computer Sciences Corp.		88,700	4,080,200
International Business Machines Corp.		104,800	14,057,872
			18,138,072

Leisure Equipment & Products—0.3%
Mattel, Inc.	†	203,900	4,783,494

Machinery—2.3%
Deere & Co.		49,300	3,440,154
Dover Corp.		180,700	9,434,347
Eaton Corp.		26,600	2,194,234
Illinois Tool Works, Inc.	†	470,400	22,118,208
Pall Corp.		17,600	732,864
			37,919,807

Media—6.7%
Cablevision Systems Corp., Class A		145,500	3,810,645
Comcast Corp., Class A		123,100	2,225,648
DIRECTV, Class A	*	1,172,276	48,801,850
Madison Square Garden, Inc., Class A	*	36,300	765,204
McGraw-Hill Cos., Inc. (The)		172,900	5,716,074
New York Times Co. (The), Class A	*†	214,200	1,657,908
Time Warner, Inc.		252,533	7,740,136
Walt Disney Co. (The)		1,135,100	37,583,161
WPP plc (Ireland)		162,700	1,803,941
			110,104,567

Metals & Mining—0.4%
Alcoa, Inc.		126,300	1,529,493
Nucor Corp.		126,200	4,820,840
			6,350,333

Multiline Retail—0.5%
J.C. Penney Co., Inc.		221,400	6,017,652
Macy’s, Inc.		106,300	2,454,467
			8,472,119

Multi-Utilities—1.7%
CenterPoint Energy, Inc.		96,000	1,509,120
Dominion Resources, Inc.		267,000	11,657,220
NiSource, Inc.		308,700	5,371,380
PG&E Corp.		73,900	3,356,538
TECO Energy, Inc.	†	72,800	1,260,896
Xcel Energy, Inc.	†	177,300	4,072,581
			27,227,735

Oil, Gas & Consumable Fuels—11.7%
Anadarko Petroleum Corp.		96,100	5,482,505
BP plc ADR (United Kingdom)	†	290,098	11,943,335
Chesapeake Energy Corp.		1,559,000	35,311,350
Chevron Corp.		177,358	14,374,866
ConocoPhillips		305,200	17,527,636
Exxon Mobil Corp.		183,260	11,323,635
Marathon Oil Corp.		403,100	13,342,610
Murphy Oil Corp.		125,800	7,789,536
Occidental Petroleum Corp.		220,400	17,257,320
Pioneer Natural Resources Co.		490,000	31,864,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)
Royal Dutch Shell plc, Class A ADR (Netherlands)	†	175,881	$10,605,624
Spectra Energy Corp.		459,312	10,357,486
Sunoco, Inc.		93,500	3,412,750
			190,593,353

Paper & Forest Products—0.7%
International Paper Co.		262,700	5,713,725
MeadWestvaco Corp.		123,500	3,010,930
Weyerhaeuser Co.		121,437	1,913,847
			10,638,502

Pharmaceuticals—4.2%
Bristol-Myers Squibb Co.		697,100	18,898,381
Eli Lilly & Co.		128,700	4,701,411
Johnson & Johnson		322,300	19,969,708
Merck & Co., Inc.		165,500	6,092,055
Pfizer, Inc.		1,074,487	18,448,942
			68,110,497

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		155,200	4,870,176
Applied Materials, Inc.		790,400	9,231,872
Intel Corp.		501,400	9,641,922
Texas Instruments, Inc.	†	361,400	9,808,396
			33,552,366

Software—2.7%
Electronic Arts, Inc.	*	116,200	1,909,166
Microsoft Corp.		895,700	21,935,693
Symantec Corp.	*	1,387,000	21,040,790
			44,885,649

Specialty Retail—1.7%
Bed Bath & Beyond, Inc.	*	122,600	5,322,066
Home Depot, Inc.	†	602,200	19,077,696
Tiffany & Co.	†	56,900	2,673,731
			27,073,493

Tobacco—1.7%
Altria Group, Inc.		243,300	5,844,066
Imperial Tobacco Group plc ADR (United Kingdom)		189,700	11,268,180
Philip Morris International, Inc.		197,300	11,052,746
			28,164,992

Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*	274,100	1,269,083
Vodafone Group plc (United Kingdom)		946,300	2,334,861
			3,603,944

TOTAL COMMON STOCKS
(Cost $1,523,771,166)			1,567,715,037

CASH EQUIVALENTS—15.1%

Institutional Money Market Funds—15.1%
Dreyfus Institutional Cash Advantage Fund	††	27,000,000	27,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		65,352,434	65,352,434
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	46,389,776	$46,389,776
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	27,000,000	27,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	27,000,000	27,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	27,000,000	27,000,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class	††	27,000,000	27,000,000

TOTAL CASH EQUIVALENTS
(Cost $246,742,210)			246,742,210

TOTAL INVESTMENTS—111.1%
(Cost $1,770,513,376)			1,814,457,247
Other assets less liabilities—(11.1%)			(181,651,213)

NET ASSETS—100.0%			$1,632,806,034

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—97.9%

Aerospace & Defense—1.2%
European Aeronautic Defence and Space Co. NV ADR (Netherlands)	*†	252,200	$6,259,604
Honeywell International, Inc.		10,600	465,764
Precision Castparts Corp.		31,600	4,024,260
United Technologies Corp.		31,300	2,229,499
			12,979,127

Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.		58,600	2,709,078
FedEx Corp.		20,700	1,769,850
United Parcel Service, Inc., Class B		245,000	16,339,050
			20,817,978

Auto Components—0.1%
Johnson Controls, Inc.		28,300	863,150

Automobiles—0.3%
Ford Motor Co.	*†	269,000	3,292,560

Beverages—2.4%
Coca-Cola Co. (The)		200	11,704
Diageo plc ADR (United Kingdom)	†	227,500	15,699,775
Molson Coors Brewing Co., Class B		113,600	5,364,192
PepsiCo, Inc.		75,600	5,022,864
			26,098,535

Biotechnology—0.9%
Amgen, Inc.	*	99,500	5,483,445
Celgene Corp.	*	68,000	3,917,480
Vertex Pharmaceuticals, Inc.	*	10,400	359,528
			9,760,453

Capital Markets—5.6%
Ameriprise Financial, Inc.		135,100	6,394,283
Bank of New York Mellon Corp. (The)		820,493	21,439,482
Charles Schwab Corp. (The)		31,300	435,070
Credit Suisse Group AG (Registered) (Switzerland)		11,125	473,961
Credit Suisse Group AG ADR (Switzerland)	†	156,800	6,673,408
Franklin Resources, Inc.	†	58,500	6,253,650
Goldman Sachs Group, Inc. (The)		57,500	8,313,350
Invesco Ltd.	†	395,400	8,394,342
Morgan Stanley		2,600	64,168
Northern Trust Corp.		26,200	1,263,888
State Street Corp.		20,700	779,562
TD Ameritrade Holding Corp.	*	6,500	104,975
			60,590,139

Chemicals—2.7%
Dow Chemical Co. (The)	†	185,600	5,096,576
Ecolab, Inc.	†	300	15,222
Monsanto Co.		250,550	12,008,861
Mosaic Co. (The)		94,200	5,535,192
Praxair, Inc.		61,500	5,550,990
Sherwin-Williams Co. (The)	†	8,900	668,746
			28,875,587

Commercial Banks—2.8%
PNC Financial Services Group, Inc.		183,500	$9,525,485
U.S. Bancorp		78,300	1,692,846
Wells Fargo & Co.		736,400	18,505,732
			29,724,063

Commercial Services & Supplies—1.3%
Cintas Corp.	†	500,000	13,775,000

Communications Equipment—2.1%
Cisco Systems, Inc.	*	373,900	8,188,410
Juniper Networks, Inc.	*	133,100	4,039,585
QUALCOMM, Inc.		232,600	10,494,912
			22,722,907

Computers & Peripherals—2.5%
Apple, Inc.	*	73,700	20,912,375
EMC Corp.	*	90,400	1,836,024
Hewlett-Packard Co.		97,900	4,118,653
			26,867,052

Consumer Finance—1.5%
American Express Co.		375,400	15,778,062

Containers & Packaging—0.5%
Rexam plc ADR (United Kingdom)		205,300	4,947,730

Diversified Financial Services—2.9%
Bank of America Corp.		732,100	9,597,831
CME Group, Inc.		300	78,135
IntercontinentalExchange, Inc.	*	23,000	2,408,560
JPMorgan Chase & Co.		475,808	18,114,011
NYSE Euronext		44,300	1,265,651
			31,464,188

Diversified Telecommunication Services—1.1%
AT&T, Inc.		413,706	11,831,992

Electric Utilities—0.9%
Edison International		138,700	4,769,893
Entergy Corp.		71,300	5,456,589
			10,226,482

Electrical Equipment—0.5%
Emerson Electric Co.		62,300	3,280,718
Rockwell Automation, Inc.		28,200	1,740,786
			5,021,504

Electronic Equipment, Instruments & Components—1.5%
Corning, Inc.		69,100	1,263,148
Tyco Electronics Ltd. (Switzerland)		514,200	15,024,924
			16,288,072

Energy Equipment & Services—2.6%
Baker Hughes, Inc.		89,900	3,829,740
Cameron International Corp.	*†	50,300	2,160,888
FMC Technologies, Inc.	*†	29,200	1,994,068
Halliburton Co.		1,800	59,526
McDermott International, Inc.	*†	25,900	382,802
Schlumberger Ltd.		223,800	13,788,318
Weatherford International Ltd. (Switzerland)	*	352,200	6,022,620
			28,237,962

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)

Food & Staples Retailing—4.0%
CVS Caremark Corp.		151,200	$4,758,264
Sysco Corp.		711,725	20,298,397
Wal-Mart Stores, Inc.		330,075	17,665,614
			42,722,275

Food Products—2.9%
Archer-Daniels-Midland Co.		162,400	5,183,808
Dean Foods Co.	*	328,200	3,350,922
General Mills, Inc.		121,000	4,421,340
Nestle SA ADR (Switzerland)	†	340,625	18,199,594
			31,155,664

Health Care Equipment & Supplies—4.2%
Baxter International, Inc.		89,800	4,284,358
Becton Dickinson and Co.		1,100	81,510
CareFusion Corp.	*	288,400	7,163,856
Covidien plc (Ireland)		272,700	10,959,813
DENTSPLY International, Inc.		491,275	15,706,062
Intuitive Surgical, Inc.	*	2,500	709,350
St. Jude Medical, Inc.	*	23,300	916,622
Stryker Corp.	†	35,300	1,766,765
Zimmer Holdings, Inc.	*	74,600	3,903,818
			45,492,154

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.		443,075	13,584,680
Cardinal Health, Inc.		7,900	261,016
Express Scripts, Inc.	*	107,000	5,210,900
McKesson Corp.		44,200	2,730,676
Medco Health Solutions, Inc.	*	300	15,618
UnitedHealth Group, Inc.		173,700	6,098,607
WellPoint, Inc.	*	100	5,664
			27,907,161

Health Care Technology—0.0%
Cerner Corp.	*†	4,400	369,556

Hotels, Restaurants & Leisure—2.1%
Carnival Corp.		68,100	2,602,101
Darden Restaurants, Inc.		123,100	5,266,218
Las Vegas Sands Corp.	*†	36,700	1,278,995
Marriott International, Inc., Class A		111,071	3,979,674
McDonald’s Corp.		39,200	2,920,792
Starbucks Corp.		153,200	3,918,856
Starwood Hotels & Resorts Worldwide, Inc.		43,200	2,270,160
Wynn Macau Ltd. (Macau)	*†	71,600	123,208
Wynn Resorts Ltd.		8,300	720,191
			23,080,195

Household Durables—0.6%
Stanley Black & Decker, Inc.		104,000	6,373,120

Household Products—1.4%
Kimberly-Clark Corp.		214,000	13,920,700
Procter & Gamble Co. (The)		26,475	1,587,706
			15,508,406

Industrial Conglomerates—5.7%
3M Co.		266,150	23,077,866
General Electric Co.		740,800	12,038,000
Textron, Inc.	†	238,700	4,907,672
Tyco International Ltd. (Switzerland)		602,200	22,118,806
			62,142,344

Insurance—3.4%
ACE Ltd. (Switzerland)		62,700	$3,652,275
Berkshire Hathaway, Inc., Class B	*	226,500	18,727,020
Marsh & McLennan Cos., Inc.		188,700	4,551,444
Principal Financial Group, Inc.	†	177,700	4,605,984
Prudential Financial, Inc.		20,500	1,110,690
Unum Group		176,900	3,918,335
			36,565,748

Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*	82,300	12,926,038
Liberty Media Corp. - Interactive, Series A	*	119,800	1,642,458
priceline.com, Inc.	*	5,700	1,985,538
			16,554,034

Internet Software & Services—2.9%
Akamai Technologies, Inc.	*	33,900	1,701,102
Baidu, Inc. ADR (China)	*	42,400	4,351,088
eBay, Inc.	*	286,200	6,983,280
Google, Inc., Class A	*	27,100	14,248,909
Tencent Holdings Ltd. (China)		167,800	3,654,809
			30,939,188

IT Services—4.4%
Accenture plc, Class A (Ireland)		442,475	18,800,762
Automatic Data Processing, Inc.		385,025	16,182,601
Fiserv, Inc.	*	27,000	1,453,140
International Business Machines Corp.		16,500	2,213,310
Mastercard, Inc., Class A		16,700	3,740,800
Visa, Inc., Class A	†	60,100	4,463,026
Western Union Co. (The)		69,400	1,226,298
			48,079,937

Leisure Equipment & Products—0.5%
Mattel, Inc.	†	235,300	5,520,138

Life Sciences Tools & Services—0.0%
Life Technologies Corp.	*	300	14,007
Thermo Fisher Scientific, Inc.	*	300	14,364
			28,371

Machinery—2.6%
Danaher Corp.		218,300	8,865,163
Deere & Co.		12,200	851,316
Eaton Corp.		2,700	222,723
Harsco Corp.	†	231,600	5,692,728
Illinois Tool Works, Inc.		7,800	366,756
Ingersoll-Rand plc (Ireland)	†	179,200	6,399,232
PACCAR, Inc.		115,200	5,546,880
			27,944,798

Media—4.6%
CBS Corp., Class B	†	456,500	7,240,090
Comcast Corp., Class A		390,500	7,060,240
Discovery Communications, Inc., Class C	*	69,450	2,652,295
McGraw-Hill Cos., Inc. (The)	†	334,075	11,044,520
Omnicom Group, Inc.		32,100	1,267,308
Time Warner, Inc.		544,483	16,688,404
Walt Disney Co. (The)		104,000	3,443,440
			49,396,297

Metals & Mining—0.9%
Cliffs Natural Resources, Inc.		71,200	4,551,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)
Freeport-McMoRan Copper & Gold, Inc.		5,600	$478,184
Steel Dynamics, Inc.	†	345,200	4,870,772
			9,900,060

Multiline Retail—1.5%
Dollar Tree, Inc.	*	6,150	299,874
Kohl’s Corp.	*	182,000	9,587,760
Target Corp.		121,200	6,476,928
			16,364,562

Oil, Gas & Consumable Fuels—4.8%
Chevron Corp.		125,400	10,163,670
ConocoPhillips		199,300	11,445,799
Devon Energy Corp.		141,775	9,178,513
EOG Resources, Inc.		42,400	3,941,928
Exxon Mobil Corp.		1,300	80,327
Occidental Petroleum Corp.		74,300	5,817,690
Peabody Energy Corp.	†	36,100	1,769,261
Range Resources Corp.		5,600	213,528
Southwestern Energy Co.	*	134,100	4,484,304
Suncor Energy, Inc. (Canada)		21,200	690,060
Ultra Petroleum Corp.	*	4,200	176,316
Valero Energy Corp.		223,400	3,911,734
			51,873,130

Pharmaceuticals—3.7%
Abbott Laboratories		107,400	5,610,576
Allergan, Inc.		44,400	2,953,932
Merck & Co., Inc.		230,540	8,486,177
Pfizer, Inc.		875,500	15,032,335
Shire plc ADR (Ireland)	†	11,000	740,080
Teva Pharmaceutical Industries Ltd. ADR (Israel)		132,100	6,968,275
			39,791,375

Road & Rail—0.2%
Union Pacific Corp.		30,500	2,494,900

Semiconductors & Semiconductor Equipment—2.7%
Altera Corp.	†	54,500	1,643,720
Analog Devices, Inc.		139,500	4,377,510
Broadcom Corp., Class A		78,100	2,763,959
First Solar, Inc.	*†	500	73,675
Intel Corp.		286,800	5,515,164
Marvell Technology Group Ltd. (Bermuda)	*	142,500	2,495,175
Maxim Integrated Products, Inc.	†	235,600	4,360,956
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)		496,800	5,037,552
Xilinx, Inc.	†	94,300	2,509,323
			28,777,034

Software—0.7%
Autodesk, Inc.	*	18,300	585,051
Intuit, Inc.	*	17,800	779,818
Microsoft Corp.		250,800	6,142,092
Rovi Corp.	*	2,600	131,066
Salesforce.com, Inc.	*†	2,200	245,960
			7,883,987

Specialty Retail—2.2%
Bed Bath & Beyond, Inc.	*	52,700	2,287,707
CarMax, Inc.	*†	13,200	$367,752
Gap, Inc. (The)		100	1,864
Lowe’s Cos., Inc.		342,800	7,641,012
O’Reilly Automotive, Inc.	*	38,400	2,042,880
Staples, Inc.		539,050	11,276,926
			23,618,141

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		43,300	1,860,168
NIKE, Inc., Class B		31,300	2,508,382
Polo Ralph Lauren Corp.	†	11,400	1,024,404
			5,392,954

Tobacco—0.4%
Philip Morris International, Inc.		77,500	4,341,550

Trading Companies & Distributors—1.2%
Fastenal Co.	†	55,100	2,930,769
W.W. Grainger, Inc.	†	76,600	9,123,826
Wolseley plc ADR (United Kingdom)	*†	477,500	1,179,425
			13,234,020

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	93,500	4,792,810

TOTAL COMMON STOCKS
(Cost $920,916,034)			1,058,406,452

CASH EQUIVALENTS—9.1%

Institutional Money Market Funds—9.1%
Dreyfus Institutional Cash Advantage Fund	††	13,000,000	13,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		19,326,360	19,326,360
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	13,876,680	13,876,680
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	13,000,000	13,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	13,000,000	13,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	13,000,000	13,000,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class	††	13,000,000	13,000,000

TOTAL CASH EQUIVALENTS
(Cost $98,203,040)			98,203,040

TOTAL INVESTMENTS—107.0%
(Cost $1,019,119,074)			1,156,609,492
Other assets less liabilities—(7.0%)			(75,974,403)

NET ASSETS—100.0%			$1,080,635,089

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—97.0%

Aerospace & Defense—3.7%
Boeing Co. (The)		237,300	$15,789,942
Goodrich Corp.		268,468	19,794,146
Honeywell International, Inc.		223,550	9,822,787
United Technologies Corp.		302,800	21,568,444
			66,975,319

Air Freight & Logistics—1.3%
FedEx Corp.		239,840	20,506,320
United Parcel Service, Inc., Class B		41,000	2,734,290
			23,240,610

Airlines—0.1%
Delta Air Lines, Inc.	*	44,400	516,816
UAL Corp.	*	69,700	1,647,011
			2,163,827

Auto Components—0.6%
BorgWarner, Inc.	*	190,050	10,000,431

Automobiles—0.6%
Ford Motor Co.	*	889,412	10,886,403

Beverages—6.1%
Anheuser-Busch InBev NV ADR (Belgium)		86,470	5,080,112
Coca-Cola Co. (The)		469,300	27,463,436
Diageo plc ADR (United Kingdom)		217,853	15,034,036
PepsiCo, Inc.		922,280	61,276,283
			108,853,867

Biotechnology—2.6%
Amgen, Inc.	*	172,400	9,500,964
Celgene Corp.	*	446,370	25,715,376
Genzyme Corp.	*	47,350	3,351,907
Gilead Sciences, Inc.	*	221,950	7,903,639
			46,471,886

Capital Markets—2.3%
Bank of New York Mellon Corp. (The)		341,800	8,931,234
Goldman Sachs Group, Inc. (The)		212,320	30,697,226
Morgan Stanley		104,900	2,588,932
			42,217,392

Chemicals—2.3%
Air Products & Chemicals, Inc.		126,350	10,464,307
Monsanto Co.		346,070	16,587,135
Nalco Holding Co.		348,818	8,793,702
Potash Corp. of Saskatchewan, Inc. (Canada)		34,200	4,926,168
			40,771,312

Commercial Banks—1.9%
Fifth Third Bancorp		345,600	4,157,568
U.S. Bancorp		97,500	2,107,950
Wells Fargo & Co.		1,092,400	27,452,012
			33,717,530

Communications Equipment—4.8%
Alcatel-Lucent ADR (France)	*	665,000	2,247,700
Cisco Systems, Inc.	*	1,777,675	38,931,082
F5 Networks, Inc.	*	63,700	$6,612,697
QUALCOMM, Inc.		866,650	39,103,248
			86,894,727

Computers & Peripherals—6.1%
Apple, Inc.	*	200,620	56,925,925
EMC Corp.	*	1,576,600	32,020,746
Hewlett-Packard Co.		221,750	9,329,023
NetApp, Inc.	*	168,219	8,375,624
SanDisk Corp.	*	101,500	3,719,975
			110,371,293

Construction & Engineering—0.4%
Quanta Services, Inc.	*	332,300	6,340,284

Consumer Finance—1.9%
American Express Co.		658,500	27,676,755
Capital One Financial Corp.		174,957	6,919,549
			34,596,304

Diversified Financial Services—0.1%
Citigroup, Inc.	*	504,300	1,966,770

Electrical Equipment—0.8%
Babcock & Wilcox Co.	*	64,550	1,373,624
Emerson Electric Co.		258,050	13,588,913
			14,962,537

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.	*	48,357	1,613,673

Energy Equipment & Services—4.3%
ENSCO plc ADR (United Kingdom)		80,800	3,614,184
Halliburton Co.		621,100	20,539,777
McDermott International, Inc.	*	161,500	2,386,970
National Oilwell Varco, Inc.		266,500	11,851,255
Schlumberger Ltd.		248,760	15,326,104
Transocean Ltd. (Switzerland)	*	181,300	11,655,777
Weatherford International Ltd. (Switzerland)	*	678,350	11,599,785
			76,973,852

Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.		403,000	21,568,560
Whole Foods Market, Inc.	*	161,400	5,989,554
			27,558,114

Food Products—1.7%
Kellogg Co.		380,100	19,198,851
Kraft Foods, Inc., Class A		136,300	4,206,218
Mead Johnson Nutrition Co.		130,940	7,451,795
			30,856,864

Health Care Equipment & Supplies—3.0%
Alcon, Inc. (Switzerland)		55,540	9,263,517
Covidien plc (Ireland)		200,350	8,052,066
Intuitive Surgical, Inc.	*	21,000	5,958,540
Medtronic, Inc.		554,700	18,626,826
Stryker Corp.		225,300	11,276,265
			53,177,214

Health Care Providers & Services—0.5%
Aetna, Inc.		290,900	9,195,349
Omnicare, Inc.		20,000	477,600
			9,672,949

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—(Continued)

Hotels, Restaurants & Leisure—1.9%
Las Vegas Sands Corp.	*	806,045	$28,090,668
Starbucks Corp.		232,000	5,934,560
			34,025,228

Household Products—2.7%
Procter & Gamble Co. (The)		810,900	48,629,673

Industrial Conglomerates—2.8%
3M Co.		440,400	38,187,084
General Electric Co.		711,400	11,560,250
			49,747,334

Insurance—1.6%
ACE Ltd. (Switzerland)		55,710	3,245,108
AON Corp.		85,400	3,339,994
Berkshire Hathaway, Inc., Class B	*	88,550	7,321,314
Manulife Financial Corp. (Canada)		518,900	6,553,707
Marsh & McLennan Cos., Inc.		132,000	3,183,840
MetLife, Inc.		39,600	1,522,620
Travelers Cos., Inc. (The)		84,450	4,399,845
			29,566,428

Internet & Catalog Retail—2.6%
Amazon.com, Inc.	*	232,820	36,566,709
priceline.com, Inc.	*	28,700	9,997,358
			46,564,067

Internet Software & Services—2.2%
Equinix, Inc.	*	36,100	3,694,835
Google, Inc., Class A	*	46,900	24,659,551
Rackspace Hosting, Inc.	*	396,454	10,299,875
			38,654,261

IT Services—4.8%
Accenture plc, Class A (Ireland)		107,900	4,584,671
Automatic Data Processing, Inc.		589,600	24,780,888
Cognizant Technology Solutions Corp., Class A	*	102,562	6,612,172
International Business Machines Corp.		246,600	33,078,924
Mastercard, Inc., Class A		30,000	6,720,000
Visa, Inc., Class A		143,960	10,690,470
			86,467,125

Life Sciences Tools & Services—0.7%
Illumina, Inc.	*	187,754	9,237,497
Thermo Fisher Scientific, Inc.	*	69,168	3,311,764
			12,549,261

Machinery—0.9%
Caterpillar, Inc.		105,900	8,332,212
Deere & Co.		109,134	7,615,371
			15,947,583

Media—2.7%
Comcast Corp., Class A		365,300	6,604,624
Sirius XM Radio, Inc.	*	1,271,200	1,525,440
Viacom, Inc., Class B		265,610	9,612,426
Walt Disney Co. (The)		932,500	30,875,075
			48,617,565

Metals & Mining—1.9%
Allegheny Technologies, Inc.		65,000	$3,019,250
Barrick Gold Corp. (Canada)		46,000	2,129,340
Freeport-McMoRan Copper & Gold, Inc.		110,450	9,431,325
Goldcorp, Inc. (Canada)		187,900	8,177,408
Kinross Gold Corp. (Canada)		58,600	1,101,094
Newmont Mining Corp.		128,650	8,080,507
Xstrata plc ADR (Switzerland)		816,300	3,110,103
			35,049,027

Multiline Retail—1.2%
Kohl’s Corp.	*	198,380	10,450,658
Target Corp.		204,250	10,915,120
			21,365,778

Oil, Gas & Consumable Fuels—3.1%
Cenovus Energy, Inc. (Canada)		232,900	6,700,533
ConocoPhillips		101,000	5,800,430
Denbury Resources, Inc.	*	253,700	4,031,293
Devon Energy Corp.		51,540	3,336,700
EnCana Corp. (Canada)		187,530	5,669,032
Occidental Petroleum Corp.		137,430	10,760,769
Peabody Energy Corp.		209,150	10,250,442
Suncor Energy, Inc. (Canada)		272,750	8,878,012
			55,427,211

Personal Products—1.0%
Avon Products, Inc.		355,500	11,415,105
Estee Lauder Cos., Inc. (The), Class A		91,944	5,813,619
			17,228,724

Pharmaceuticals—5.3%
Abbott Laboratories		606,900	31,704,456
Bristol-Myers Squibb Co.		150,500	4,080,055
Elan Corp. plc ADR (Ireland)	*	765,600	4,402,200
Johnson & Johnson		625,168	38,735,409
Merck & Co., Inc.		89,600	3,298,176
Teva Pharmaceutical Industries Ltd. ADR (Israel)		68,230	3,599,133
Warner Chilcott plc, Class A (Ireland)		420,367	9,433,035
			95,252,464

Professional Services—0.2%
Verisk Analytics, Inc., Class A	*	117,200	3,282,772

Road & Rail—0.5%
CSX Corp.		163,800	9,061,416

Semiconductors & Semiconductor Equipment—3.6%
Altera Corp.		280,000	8,444,800
Analog Devices, Inc.		289,500	9,084,510
Broadcom Corp., Class A		431,600	15,274,324
Marvell Technology Group Ltd. (Bermuda)	*	465,800	8,156,158
Texas Instruments, Inc.		840,400	22,808,456
			63,768,248

Software—5.5%
Activision Blizzard, Inc.		283,800	3,070,716
Adobe Systems, Inc.	*	192,800	5,041,720
Autodesk, Inc.	*	270,000	8,631,900
Check Point Software Technologies Ltd. (Israel)	*	14,900	550,257
Citrix Systems, Inc.	*	61,200	4,176,288

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—(Continued)
Intuit, Inc.	*	98,600	$4,319,666
Microsoft Corp.		1,544,500	37,824,805
Nuance Communications, Inc.	*	568,963	8,898,581
Oracle Corp.		455,900	12,240,915
Red Hat, Inc.	*	346,931	14,224,171
			98,979,019

Specialty Retail—3.0%
Bed Bath & Beyond, Inc.	*	261,700	11,360,397
Best Buy Co., Inc.		217,600	8,884,608
Home Depot, Inc.		363,300	11,509,344
Lowe’s Cos., Inc.		948,500	21,142,065
Urban Outfitters, Inc.	*	12,800	402,432
			53,298,846

Textiles, Apparel & Luxury Goods—1.4%
NIKE, Inc., Class B		314,610	25,212,845

Tobacco—0.2%
Philip Morris International, Inc.		50,500	2,829,010

Water Utilities—0.1%
American Water Works Co., Inc.		114,900	2,673,723

Wireless Telecommunication Services—0.4%
NII Holdings, Inc.	*	103,500	4,253,850
Rogers Communications, Inc., Class B (Canada)		85,200	3,189,036
			7,442,886

TOTAL COMMON STOCKS
(Cost $1,534,798,674)			1,741,923,652

CASH EQUIVALENTS—2.9%

Institutional Money Market Fund—2.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $51,943,622)		51,943,622	51,943,622

TOTAL INVESTMENTS—99.9%
(Cost $1,586,742,296)			1,793,867,274
Other assets less liabilities—0.1%			924,850

NET ASSETS—100.0%			$1,794,792,124

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—96.0%

Aerospace & Defense—2.2%
L-3 Communications Holdings, Inc.		32,500	$2,348,775
Rockwell Collins, Inc.		24,100	1,403,825
TransDigm Group, Inc.		48,319	2,998,194
			6,750,794

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc.	*†	31,375	1,578,162

Auto Components—1.6%
BorgWarner, Inc.	*	51,500	2,709,930
Lear Corp.	*	29,575	2,334,355
			5,044,285

Beverages—0.4%
Constellation Brands, Inc., Class A	*	72,425	1,281,198

Capital Markets—0.9%
Ameriprise Financial, Inc.		29,725	1,406,884
Invesco Ltd.		67,350	1,429,841
			2,836,725

Chemicals—0.8%
Eastman Chemical Co.		32,775	2,425,350

Commercial Banks—2.5%
Bank of Hawaii Corp.	†	59,800	2,686,216
Comerica, Inc.		56,450	2,097,117
Fifth Third Bancorp		134,950	1,623,449
KeyCorp		188,350	1,499,266
			7,906,048

Commercial Services & Supplies—3.2%
Cintas Corp.		76,300	2,102,065
R.R. Donnelley & Sons Co.		206,113	3,495,676
Steelcase, Inc., Class A	†	309,600	2,578,968
United Stationers, Inc.	*†	30,210	1,616,537
			9,793,246

Communications Equipment—1.2%
Comtech Telecommunications Corp.	*†	57,100	1,561,685
JDS Uniphase Corp.	*	41,700	516,663
Motorola, Inc.	*	201,700	1,720,501
			3,798,849

Construction & Engineering—1.0%
Fluor Corp.	†	21,700	1,074,801
Jacobs Engineering Group, Inc.	*	53,600	2,074,320
			3,149,121

Consumer Finance—0.6%
Discover Financial Services		119,225	1,988,673

Containers & Packaging—3.6%
AptarGroup, Inc.		51,000	2,329,170
Ball Corp.		21,700	1,277,045
Bemis Co., Inc.		101,600	3,225,800
Sonoco Products Co.		126,400	4,226,816
			11,058,831

Diversified Consumer Services—0.6%
H&R Block, Inc.		131,400	$1,701,630

Diversified Financial Services—0.1%
PHH Corp.	*	18,460	388,768

Diversified Telecommunication Services—0.7%
Qwest Communications International, Inc.		324,800	2,036,496

Electric Utilities—2.3%
Pepco Holdings, Inc.		55,275	1,028,115
Pinnacle West Capital Corp.		76,900	3,173,663
Progress Energy, Inc.		41,700	1,852,314
Westar Energy, Inc.	†	50,400	1,221,192
			7,275,284

Electrical Equipment—1.6%
Acuity Brands, Inc.	†	31,600	1,397,984
General Cable Corp.	*	40,825	1,107,174
Hubbell, Inc., Class B		46,000	2,334,500
			4,839,658

Electronic Equipment, Instruments & Components—2.2%
Arrow Electronics, Inc.	*	81,200	2,170,476
Avnet, Inc.	*	82,500	2,228,325
Ingram Micro, Inc., Class A	*	142,600	2,404,236
			6,803,037

Energy Equipment & Services—2.3%
Complete Production Services, Inc.	*	79,975	1,635,489
Nabors Industries Ltd. (Bermuda)	*	114,100	2,060,646
Oil States International, Inc.	*	38,600	1,796,830
Pride International, Inc.	*	60,900	1,792,287
			7,285,252

Food & Staples Retailing—2.2%
Kroger Co. (The)		99,700	2,159,502
Ruddick Corp.	†	70,171	2,433,530
Sysco Corp.		39,200	1,117,984
United Natural Foods, Inc.	*	31,275	1,036,454
			6,747,470

Food Products—2.3%
Campbell Soup Co.		40,100	1,433,575
H.J. Heinz Co.		27,000	1,278,990
Hain Celestial Group, Inc. (The)	*†	31,975	766,760
Sara Lee Corp.		222,500	2,988,175
Tyson Foods, Inc., Class A		48,325	774,167
			7,241,667

Gas Utilities—1.7%
Energen Corp.		41,100	1,879,092
Questar Corp.		131,875	2,311,769
UGI Corp.		37,500	1,072,875
			5,263,736

Health Care Equipment & Supplies—1.6%
Beckman Coulter, Inc.	†	63,689	3,107,386
Stryker Corp.	†	35,600	1,781,780
			4,889,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—(Continued)

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.		54,425	$1,668,670
CIGNA Corp.		55,100	1,971,478
Health Management Associates, Inc., Class A	*	248,700	1,905,042
Health Net, Inc.	*	74,350	2,021,577
Quest Diagnostics, Inc.		8,800	444,136
			8,010,903

Hotels, Restaurants & Leisure—1.5%
Burger King Holdings, Inc.		41,900	1,000,572
Darden Restaurants, Inc.		46,000	1,967,880
Wyndham Worldwide Corp.		65,400	1,796,538
			4,764,990

Household Durables—1.0%
Mohawk Industries, Inc.	*†	26,500	1,412,450
Newell Rubbermaid, Inc.	†	40,150	715,071
Stanley Black & Decker, Inc.		18,250	1,118,360
			3,245,881

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.		102,700	3,075,865

Insurance—12.8%
Alleghany Corp.	*	9,883	2,994,845
Allied World Assurance Co. Holdings Ltd. (Bermuda)		34,300	1,941,037
Allstate Corp. (The)		194,000	6,120,700
AON Corp.		45,750	1,789,283
Arch Capital Group Ltd. (Bermuda)	*	56,500	4,734,700
Brown & Brown, Inc.	†	20,700	417,933
Endurance Specialty Holdings Ltd. (Bermuda)		53,600	2,133,280
Everest Re Group Ltd. (Bermuda)		19,325	1,671,033
Fidelity National Financial, Inc., Class A		144,300	2,266,953
Hartford Financial Services Group, Inc.		73,875	1,695,431
HCC Insurance Holdings, Inc.		116,900	3,049,921
Lincoln National Corp.		186,210	4,454,143
Progressive Corp. (The)		94,100	1,963,867
W.R. Berkley Corp.		56,200	1,521,334
XL Group plc (Bermuda)		133,825	2,898,650
			39,653,110

IT Services—5.2%
Amdocs Ltd. (Guernsey, Channel Islands)	*	16,325	467,874
Computer Sciences Corp.		90,367	4,156,882
Convergys Corp.	*†	202,400	2,115,080
Hewitt Associates, Inc., Class A	*	41,700	2,102,931
SAIC, Inc.	*	116,900	1,868,062
Teradata Corp.	*	27,200	1,048,832
Total System Services, Inc.		129,900	1,979,676
Western Union Co. (The)		139,100	2,457,897
			16,197,234

Leisure Equipment & Products—0.5%
Mattel, Inc.		69,500	1,630,470

Machinery—2.9%
Crane Co.		31,250	1,185,625
Dover Corp.		68,000	3,550,280
Eaton Corp.		17,450	$1,439,451
Parker Hannifin Corp.		17,750	1,243,565
Pentair, Inc.		50,075	1,684,022
			9,102,943

Media—1.6%
CBS Corp., Class B		23,500	372,710
Omnicom Group, Inc.		56,200	2,218,776
Viacom, Inc., Class B		61,300	2,218,447
			4,809,933

Metals & Mining—0.3%
Reliance Steel & Aluminum Co.		22,275	925,081

Multiline Retail—0.8%
Family Dollar Stores, Inc.	†	21,800	962,688
Kohl’s Corp.	*	29,300	1,543,524
			2,506,212

Multi-Utilities—3.9%
CMS Energy Corp.	†	109,100	1,965,982
NiSource, Inc.		106,100	1,846,140
OGE Energy Corp.		45,700	1,822,059
PG&E Corp.		63,000	2,861,460
SCANA Corp.		43,500	1,753,920
Xcel Energy, Inc.		83,800	1,924,886
			12,174,447

Office Electronics—0.6%
Xerox Corp.		176,750	1,829,362

Oil, Gas & Consumable Fuels—4.3%
Alpha Natural Resources, Inc.	*†	30,025	1,235,529
Chesapeake Energy Corp.		23,350	528,877
Cimarex Energy Co.		30,400	2,011,872
El Paso Corp.		74,550	922,929
Newfield Exploration Co.	*	37,725	2,166,924
QEP Resources, Inc.		64,900	1,956,086
Range Resources Corp.	†	34,000	1,296,420
Southwestern Energy Co.	*	38,600	1,290,784
Tesoro Corp.		67,525	902,134
Whiting Petroleum Corp.	*	10,825	1,033,896
			13,345,451

Paper & Forest Products—0.3%
International Paper Co.		36,025	783,544

Personal Products—0.6%
Nu Skin Enterprises, Inc., Class A	†	60,500	1,742,400

Professional Services—2.2%
Dun & Bradstreet Corp.		13,800	1,023,132
Equifax, Inc.		70,600	2,202,720
Manpower, Inc.		30,200	1,576,440
Towers Watson & Co., Class A	†	42,300	2,080,314
			6,882,606

Real Estate Investment Trusts (REITs)—5.4%
Annaly Capital Management, Inc. REIT	†	87,900	1,547,040
BioMed Realty Trust, Inc. REIT	†	96,275	1,725,248
Duke Realty Corp. REIT		330,620	3,831,886
DuPont Fabros Technology, Inc. REIT	†	67,175	1,689,451
Home Properties, Inc. REIT	†	46,020	2,434,458

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—(Continued)
Simon Property Group, Inc. REIT		41,305	$3,830,626
Vornado Realty Trust REIT		18,200	1,556,646
			16,615,355

Real Estate Management & Development—0.7%
CB Richard Ellis Group, Inc., Class A	*	111,475	2,037,763

Road & Rail—2.2%
Canadian Pacific Railway Ltd. (Canada)	†	30,175	1,838,563
Hertz Global Holdings, Inc.	*†	98,750	1,045,762
Ryder System, Inc.		29,000	1,240,330
Werner Enterprises, Inc.	†	127,800	2,618,622
			6,743,277

Semiconductors & Semiconductor Equipment—3.7%
Analog Devices, Inc.		72,100	2,262,498
Applied Materials, Inc.		185,400	2,165,472
Atmel Corp.	*	66,800	531,728
Microchip Technology, Inc.	†	97,700	3,072,665
Micron Technology, Inc.	*†	108,600	783,006
National Semiconductor Corp.		129,400	1,652,438
Teradyne, Inc.	*†	92,125	1,026,272
			11,494,079

Software—0.6%
Synopsys, Inc.	*	76,600	1,897,382

Specialty Retail—0.2%
Williams-Sonoma, Inc.	†	18,725	593,582

Textiles, Apparel & Luxury Goods—1.8%
Phillips-Van Heusen Corp.		44,910	2,701,786
V.F. Corp.		36,600	2,965,332
			5,667,118

Thrifts & Mortgage Finance—0.8%
First Niagara Financial Group, Inc.	†	210,500	2,452,325

Tobacco—0.5%
Reynolds American, Inc.		26,800	1,591,652

Trading Companies & Distributors—0.7%
United Rentals, Inc.	*	153,544	2,278,593

Water Utilities—1.2%
American Water Works Co., Inc.		161,325	3,754,033

TOTAL COMMON STOCKS
(Cost $263,198,831)			297,889,037

CASH EQUIVALENTS—14.8%

Institutional Money Market Funds—14.8%
Dreyfus Institutional Cash Advantage Fund	††	4,250,000	4,250,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		12,176,442	12,176,442
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	12,644,503	12,644,503
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	4,250,000	$4,250,000
Short-Term Investments Trust Liquid Assets Portfolio	††	4,250,000	4,250,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	4,250,000	4,250,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class	††	4,250,000	4,250,000

TOTAL CASH EQUIVALENTS
(Cost $46,070,945)			46,070,945

TOTAL INVESTMENTS—110.8%
(Cost $309,269,776)			343,959,982
Other assets less liabilities—(10.8%)			(33,582,837)

NET ASSETS—100.0%			$310,377,145

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—97.2%

Aerospace & Defense—1.5%
ITT Corp.		70,500	$3,301,515
Rockwell Collins, Inc.		213,900	12,459,675
			15,761,190

Air Freight & Logistics—2.6%
C.H. Robinson Worldwide, Inc.		184,100	12,872,272
Expeditors International of Washington, Inc.		200,300	9,259,869
FedEx Corp.		58,100	4,967,550
			27,099,691

Airlines—2.0%
Continental Airlines, Inc., Class B	*	485,900	12,069,756
Southwest Airlines Co.		654,700	8,556,929
			20,626,685

Biotechnology—2.6%
Alkermes, Inc.	*	505,649	7,407,758
Amylin Pharmaceuticals, Inc.	*†	328,600	6,851,310
Biogen Idec, Inc.	*	71,700	4,023,804
Cephalon, Inc.	*†	68,000	4,245,920
Human Genome Sciences, Inc.	*†	152,000	4,528,080
			27,056,872

Building Products—1.0%
Lennox International, Inc.		149,200	6,220,148
Masco Corp.		409,500	4,508,595
			10,728,743

Capital Markets—3.7%
Bank of New York Mellon Corp. (The)		392,000	10,242,960
Fortress Investment Group LLC, Class A	*†	1,350,800	4,849,372
Invesco Ltd.		204,000	4,330,920
Penson Worldwide, Inc.	*†	398,400	1,980,048
SEI Investments Co.		484,400	9,852,696
T. Rowe Price Group, Inc.		87,350	4,373,178
TD Ameritrade Holding Corp.	*	180,900	2,921,535
			38,550,709

Chemicals—1.2%
Ecolab, Inc.		141,300	7,169,562
Nalco Holding Co.		227,800	5,742,838
			12,912,400

Commercial Banks—2.1%
First Interstate Bancsystem, Inc.	†	235,900	3,175,214
KeyCorp		756,400	6,020,944
PrivateBancorp, Inc.	†	249,800	2,845,222
Synovus Financial Corp.	†	2,994,700	7,366,962
Western Alliance Bancorp	*†	414,500	2,777,150
			22,185,492

Commercial Services & Supplies—1.0%
Copart, Inc.	*	253,600	8,361,192
Stericycle, Inc.	*†	29,100	2,021,868
			10,383,060

Communications Equipment—0.9%
Juniper Networks, Inc.	*	118,800	$3,605,580
Riverbed Technology, Inc.	*	116,900	5,328,302
			8,933,882

Computers & Peripherals—2.6%
Dell, Inc.	*	1,117,000	14,476,320
NetApp, Inc.	*†	245,450	12,220,955
			26,697,275

Construction & Engineering—1.9%
ACS Actividades de Construccion y Servicios SA (Spain)	†	304,000	15,190,421
URS Corp.	*	122,800	4,663,944
			19,854,365

Construction Materials—1.2%
Cemex SAB de CV ADR (Mexico)	*†	1,048,591	8,913,024
Vulcan Materials Co.	†	102,000	3,765,840
			12,678,864

Consumer Finance—0.4%
Capital One Financial Corp.		110,500	4,370,275

Containers & Packaging—0.3%
Owens-Illinois, Inc.	*	125,100	3,510,306

Diversified Consumer Services—1.5%
Apollo Group, Inc., Class A	*	53,800	2,762,630
Career Education Corp.	*†	252,700	5,425,469
Strayer Education, Inc.	†	41,000	7,154,500
			15,342,599

Diversified Financial Services—1.6%
IntercontinentalExchange, Inc.	*	51,300	5,372,136
KKR Financial Holdings LLC		1,263,500	11,093,530
			16,465,666

Diversified Telecommunication Services—1.6%
Level 3 Communications, Inc.	*	6,017,000	5,639,734
tw telecom inc.	*†	590,000	10,956,300
			16,596,034

Electrical Equipment—0.4%
AMETEK, Inc.		83,600	3,993,572

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A		77,400	3,791,052
Dolby Laboratories, Inc., Class A	*†	48,300	2,743,923
FLIR Systems, Inc.	*	86,800	2,230,760
			8,765,735

Energy Equipment & Services—1.4%
Cameron International Corp.	*	103,400	4,442,064
Exterran Holdings, Inc.	*†	196,800	4,469,328
Transocean Ltd. (Switzerland)	*	82,100	5,278,209
			14,189,601

Food & Staples Retailing—1.0%
Safeway, Inc.		335,100	7,090,716
Whole Foods Market, Inc.	*†	80,700	2,994,777
			10,085,493

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—(Continued)

Food Products—0.5%
Campbell Soup Co.		146,000	$5,219,500

Health Care Equipment & Supplies—3.8%
Beckman Coulter, Inc.	†	117,200	5,718,188
Boston Scientific Corp.	*	1,377,500	8,444,075
Gen-Probe, Inc.	*	110,300	5,345,138
Mindray Medical International Ltd. ADR (China)	†	77,800	2,300,546
ResMed, Inc.	*†	325,900	10,692,779
Stryker Corp.	†	141,800	7,097,090
			39,597,816

Health Care Providers & Services—4.1%
DaVita, Inc.	*	236,200	16,304,886
Express Scripts, Inc.	*	135,900	6,618,330
Laboratory Corp. of America Holdings	*	51,000	3,999,930
Lincare Holdings, Inc.		413,500	10,374,715
WellPoint, Inc.	*	103,200	5,845,248
			43,143,109

Health Care Technology—0.3%
MedAssets, Inc.	*	170,100	3,578,904

Hotels, Restaurants & Leisure—1.2%
International Game Technology		182,400	2,635,680
Yum! Brands, Inc.		219,000	10,087,140
			12,722,820

Household Durables—1.5%
Lennar Corp., Class A		352,700	5,424,526
Mohawk Industries, Inc.	*	48,000	2,558,400
NVR, Inc.	*†	11,200	7,252,336
			15,235,262

Household Products—1.0%
Church & Dwight Co., Inc.	†	51,100	3,318,434
Energizer Holdings, Inc.	*	112,700	7,576,821
			10,895,255

Independent Power Producers & Energy Traders—0.7%
Calpine Corp.	*	563,000	7,009,350

Industrial Conglomerates—0.5%
Koninklijke Philips Electronics NV NYRS (Netherlands)		166,000	5,199,120

Insurance—10.3%
Aflac, Inc.		118,900	6,148,319
Allied World Assurance Co. Holdings Ltd. (Bermuda)		123,800	7,005,842
AON Corp.	†	273,000	10,677,030
Arch Capital Group Ltd. (Bermuda)	*	39,700	3,326,860
Assured Guaranty Ltd. (Bermuda)	†	905,500	15,493,105
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	19,134,297
Genworth Financial, Inc., Class A	*	639,800	7,818,356
Loews Corp.		273,000	10,346,700
NKSJ Holdings, Inc. (Japan)	*	1,121,000	7,023,925
RenaissanceRe Holdings Ltd. (Bermuda)		139,300	8,352,428
Syncora Holdings Ltd. (Bermuda)	*†	626,661	105,906
Torchmark Corp.		79,700	$4,235,258
Validus Holdings Ltd. (Bermuda)		115,945	3,056,310
XL Group plc (Bermuda)		218,000	4,721,880
			107,446,216

Internet & Catalog Retail—1.3%
Expedia, Inc.	†	159,500	4,499,495
Liberty Media Corp.— Interactive, Series A	*	671,275	9,203,180
			13,702,675

Internet Software & Services—2.5%
eBay, Inc.	*	347,800	8,486,320
Rackspace Hosting, Inc.	*†	301,400	7,830,372
VeriSign, Inc.	*	312,500	9,918,750
			26,235,442

IT Services—4.1%
Alliance Data Systems Corp.	*†	98,600	6,434,636
Amdocs Ltd. (Guernsey, Channel Islands)	*	303,600	8,701,176
Euronet Worldwide, Inc.	*	201,950	3,633,080
Global Payments, Inc.		87,600	3,757,164
Lender Processing Services, Inc.		103,900	3,452,597
NeuStar, Inc., Class A	*	209,000	5,195,740
Paychex, Inc.		202,900	5,577,721
Teradata Corp.	*	56,700	2,186,352
Western Union Co. (The)		210,000	3,710,700
			42,649,166

Leisure Equipment & Products—0.6%
Hasbro, Inc.		80,000	3,560,800
Pool Corp.	†	142,300	2,855,961
			6,416,761

Life Sciences Tools & Services—0.9%
Mettler-Toledo International, Inc. (Switzerland)	*	27,300	3,397,212
QIAGEN NV (Netherlands)	*†	311,500	5,526,010
			8,923,222

Machinery—2.2%
Joy Global, Inc.		83,100	5,843,592
PACCAR, Inc.		135,200	6,509,880
Parker Hannifin Corp.		42,500	2,977,550
Snap-On, Inc.		76,000	3,534,760
SPX Corp.		66,400	4,201,792
			23,067,574

Media—5.2%
DIRECTV, Class A	*	442,000	18,400,460
Discovery Communications, Inc., Class C	*	219,900	8,397,981
National CineMedia, Inc.		151,500	2,711,850
Virgin Media, Inc.	†	461,700	10,628,334
Walt Disney Co. (The)		443,000	14,667,730
			54,806,355

Multiline Retail—0.6%
J.C. Penney Co., Inc.		235,600	6,403,608

Oil, Gas & Consumable Fuels—5.6%
Chesapeake Energy Corp.		774,000	17,531,100
CONSOL Energy, Inc.		337,400	12,470,304
Denbury Resources, Inc.	*	260,200	4,134,578
EXCO Resources, Inc.	†	286,700	4,263,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—(Continued)
Noble Energy, Inc.		37,100	$2,785,839
Peabody Energy Corp.		135,100	6,621,251
Range Resources Corp.	†	75,100	2,863,563
Ultra Petroleum Corp.	*†	72,300	3,035,154
Whiting Petroleum Corp.	*	48,600	4,641,786
			58,346,804

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		88,200	5,322,870

Pharmaceuticals—1.9%
Forest Laboratories, Inc.	*	240,300	7,432,479
Shire plc ADR (Ireland)	†	76,100	5,120,008
Watson Pharmaceuticals, Inc.	*	172,500	7,298,475
			19,850,962

Professional Services—0.4%
IHS, Inc., Class A	*	55,000	3,740,000

Real Estate Investment Trusts (REITs)—0.4%
Pennymac Mortgage Investment Trust REIT	†	245,400	4,390,206

Road & Rail—0.6%
Kansas City Southern	*	154,800	5,791,068

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	†	289,400	8,728,304
Analog Devices, Inc.		150,500	4,722,690
ASML Holding NV, Class G NYRS (Netherlands)	†	139,300	4,141,389
Broadcom Corp., Class A		76,000	2,689,640
Integrated Device Technology, Inc.	*	1,266,600	7,409,610
Lam Research Corp.	*	55,000	2,301,750
Linear Technology Corp.	†	98,400	3,023,832
Micron Technology, Inc.	*†	785,700	5,664,897
ON Semiconductor Corp.	*	536,600	3,868,886
PMC-Sierra, Inc.	*	681,500	5,015,840
			47,566,838

Software—3.9%
Citrix Systems, Inc.	*	75,950	5,182,828
Factset Research Systems, Inc.		81,700	6,628,321
MICROS Systems, Inc.	*†	177,713	7,522,591
Red Hat, Inc.	*	422,775	17,333,775
Salesforce.com, Inc.	*	39,050	4,365,790
			41,033,305

Specialty Retail—0.9%
O’Reilly Automotive, Inc.	*	114,950	6,115,340
Tiffany & Co.	†	67,900	3,190,621
			9,305,961

Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.		50,700	2,178,072

Thrifts & Mortgage Finance—0.5%
People’s United Financial, Inc.		413,100	5,407,479

Wireless Telecommunication Services—3.1%
American Tower Corp., Class A	*	291,700	$14,952,542
NII Holdings, Inc.	*	130,545	5,365,400
SBA Communications Corp., Class A	*†	212,700	8,571,810
Sprint Nextel Corp.	*	813,100	3,764,653
			32,654,405

TOTAL COMMON STOCKS
(Cost $893,823,282)			1,014,628,634

CASH EQUIVALENTS—17.7%

Institutional Money Market Funds—17.7%
Dreyfus Institutional Cash Advantage Fund	††	21,900,000	21,900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		28,657,208	28,657,208
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	46,597,563	46,597,563
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	21,900,000	21,900,000
Short-Term Investments Trust Liquid Assets Portfolio	††	21,900,000	21,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	21,900,000	21,900,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class	††	21,900,000	21,900,000

TOTAL CASH EQUIVALENTS
(Cost $184,754,771)			184,754,771

TOTAL INVESTMENTS—114.9%
(Cost $1,078,578,053)			1,199,383,405
Other assets less liabilities—(14.9%)			(155,115,843)

NET ASSETS—100.0%			$1,044,267,562

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value

COMMON STOCKS—46.7%

Aerospace & Defense—1.0%
GeoEye, Inc.	*†	25,400	$1,028,192
Kratos Defense & Security Solutions, Inc.	*†	76,800	817,920
			1,846,112

Automobiles—0.3%
Tesla Motors, Inc.	*†	31,000	628,060

Biotechnology—1.4%
Acadia Pharmaceuticals, Inc.	*	157,155	143,200
Arena Pharmaceuticals, Inc.	*†	210,258	330,105
Incyte Corp. Ltd.	*†	71,300	1,140,087
Rigel Pharmaceuticals, Inc.	*	127,700	1,073,957
			2,687,349

Capital Markets—1.8%
Cowen Group, Inc., Class A	*†	223,551	735,483
Duff & Phelps Corp., Class A		48,400	651,948
Gluskin Sheff + Associates, Inc. (Canada)		26,900	477,659
Knight Capital Group, Inc., Class A	*	51,000	631,890
Uranium Participation Corp. (Canada)	*	142,978	904,642
			3,401,622

Commercial Banks—0.5%
Hudson Valley Holding Corp.	†	30,480	594,970
MB Financial, Inc.	†	26,400	428,208
			1,023,178

Communications Equipment—3.4%
Arris Group, Inc.	*†	84,300	823,611
Brocade Communications Systems, Inc.	*	138,200	807,088
Comverse Technology, Inc.	*	156,000	1,049,880
Emulex Corp.	*†	90,500	944,820
Mitel Networks Corp. (Canada)	*	133,600	825,648
NETGEAR, Inc.	*†	39,700	1,072,297
Parkervision, Inc.	*†	252,872	184,596
SeaChange International, Inc.	*	100,743	746,506
			6,454,446

Computers & Peripherals—1.6%
Imation Corp.	*†	100,600	938,598
Novatel Wireless, Inc.	*†	153,400	1,208,792
Quantum Corp.	*	407,600	864,112
			3,011,502

Construction & Engineering—1.2%
EMCOR Group, Inc.	*	32,800	806,552
Great Lakes Dredge & Dock Corp.		126,000	732,060
Michael Baker Corp.	*†	24,100	794,336
			2,332,948

Consumer Finance—1.0%
Dollar Financial Corp.	*†	48,300	1,008,021
World Acceptance Corp.	*†	19,550	863,328
			1,871,349

Containers & Packaging—0.5%
AptarGroup, Inc.		21,500	981,905

Diversified Consumer Services—1.4%
Lincoln Educational Services Corp.	*†	53,100	$765,171
Regis Corp.	†	49,400	945,022
Steiner Leisure Ltd. (Bahamas)	*†	25,300	963,930
			2,674,123

Diversified Telecommunication Services—0.5%
Neutral Tandem, Inc.	*	76,800	917,760

Electric Utilities—1.4%
Portland General Electric Co.		41,300	837,564
Unisource Energy Corp.		27,900	932,697
Westar Energy, Inc.	†	35,900	869,857
			2,640,118

Electronic Equipment, Instruments & Components—0.9%
OSI Systems, Inc.	*†	22,000	799,040
Park Electrochemical Corp.	†	32,000	842,880
			1,641,920

Energy Equipment & Services—0.5%
Vantage Drilling Co.	*†	544,000	870,400

Food Products—1.5%
Cosan SA Industria e Comercio (Brazil)		62,600	923,461
Kulim Malaysia BHD (Malaysia)		326,200	908,586
Viterra, Inc. (Canada)	*	113,300	988,856
			2,820,903

Health Care Equipment & Supplies—0.8%
ICU Medical, Inc.	*†	18,700	697,323
Quidel Corp.	*†	67,100	737,429
			1,434,752

Health Care Providers & Services—1.7%
Amsurg Corp.	*	50,800	887,984
Ensign Group, Inc. (The)		43,500	780,825
LHC Group, Inc.	*†	35,000	811,650
Mednax, Inc.	*	13,100	698,230
			3,178,689

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		28,500	853,575

Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		21,700	944,384

Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	28,200	732,918

Internet Software & Services—1.1%
KIT Digital, Inc.	*†	88,852	1,065,335
Knot, Inc. (The)	*†	120,900	1,103,817
			2,169,152

Leisure Equipment & Products—0.5%
Eastman Kodak Co.	*†	225,600	947,520

Machinery—1.6%
Douglas Dynamics, Inc.		79,700	984,295
Force Protection, Inc.	*	193,700	976,248
Wabash National Corp.	*†	141,300	1,143,117
			3,103,660

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value

COMMON STOCKS—(Continued)

Marine—0.4%
Kirby Corp.	*	20,500	$821,230

Metals & Mining—2.8%
Allied Nevada Gold Corp.	*†	37,800	1,001,700
Carpenter Technology Corp.		21,600	728,136
Jaguar Mining, Inc.	*†	101,700	661,050
Molycorp, Inc.	*†	35,900	1,015,611
New Gold, Inc. (Canada)	*	150,700	1,014,211
Universal Stainless & Alloy Products, Inc.	*	36,500	896,440
			5,317,148

Oil, Gas & Consumable Fuels—2.9%
Berry Petroleum Co., Class A	†	26,000	824,980
BPZ Resources, Inc.	*†	177,600	680,208
CVR Energy, Inc.	*†	117,700	971,025
Northern Oil and Gas, Inc.	*†	17,300	293,062
Oilsands Quest, Inc. (Canada)	*†	1,594,400	825,899
Swift Energy Co.	*†	33,100	929,448
W&T Offshore, Inc.	†	96,400	1,021,840
			5,546,462

Personal Products—0.5%
China-Biotics, Inc. (China)	*†	89,900	988,900

Pharmaceuticals—1.6%
Inspire Pharmaceuticals, Inc.	*†	75,500	449,225
King Pharmaceuticals, Inc.	*	89,000	886,440
Medicines Co. (The)	*	121,200	1,721,040
			3,056,705

Professional Services—0.4%
CRA International, Inc.	*	44,500	803,225

Real Estate Investment Trusts (REITs)—2.7%
American Campus Communities, Inc. REIT		10,900	331,796
Anworth Mortgage Asset Corp. REIT		118,700	846,331
Capstead Mortgage Corp. REIT	†	73,700	801,119
CreXus Investment Corp. REIT	†	45,318	545,176
Investors Real Estate Trust REIT	†	69,500	582,410
Medical Properties Trust, Inc. REIT		102,000	1,034,280
MFA Financial, Inc. REIT		123,700	943,831
			5,084,943

Real Estate Management & Development—0.9%
Brasil Brokers Participacoes SA (Brazil)		185,900	809,742
General Shopping Brasil SA (Brazil)	*	100,600	594,562
Grubb & Ellis Co.	*†	321,200	385,440
			1,789,744

Semiconductors & Semiconductor Equipment—1.4%
Cabot Microelectronics Corp.	*†	29,100	936,438
Cymer, Inc.	*†	26,100	967,788
PMC - Sierra, Inc.	*	103,100	758,816
			2,663,042

Software—1.4%
JDA Software Group, Inc.	*	42,100	$1,067,656
Progress Software Corp.	*†	31,200	1,032,720
TeleNav, Inc.	*	98,100	518,949
			2,619,325

Specialty Retail—1.7%
Cato Corp. (The), Class A	†	39,100	1,046,316
DSW, Inc., Class A	*†	33,500	961,450
Hot Topic, Inc.	†	195,600	1,171,644
			3,179,410

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*	38,500	1,013,705

Thrifts & Mortgage Finance—0.4%
Flushing Financial Corp.		65,500	757,180

Trading Companies & Distributors—2.2%
Applied Industrial Technologies, Inc.		29,200	893,520
H&E Equipment Services, Inc.	*†	89,700	714,909
RSC Holdings, Inc.	*	115,900	864,614
TAL International Group, Inc.	†	33,453	810,232
Textainer Group Holdings Ltd.	†	35,100	938,574
			4,221,849

Water Utilities—0.5%
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)		59,300	907,024

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.	*	62,800	775,580

TOTAL COMMON STOCKS
(Cost $79,559,045)			88,713,817

CONVERTIBLE PREFERRED STOCKS—0.6%

Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B 7.500%		6,400	746,400

Real Estate Management & Development—0.2%
Grubb & Ellis Co. 12.000%	*‡	5,500	450,656

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,152,156)			1,197,056

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—24.0%

Aerospace & Defense—0.3%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	459,167
L-3 Communications Corp.
5.875%	01/15/2015		170,000	174,675
				633,842

Automobiles—0.2%
Volkswagen International Finance NV (Netherlands)
1.625%	08/12/2013	ˆ	380,000	382,242

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013		$470,000	$482,497
Bottling Group LLC
6.950%	03/15/2014		250,000	296,616
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	383,064
				1,162,177

Capital Markets—0.5%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	307,711
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		225,000	241,602
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	435,999
				985,312

Chemicals—0.6%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	952,937
Praxair, Inc.
1.750%	11/15/2012		200,000	203,996
				1,156,933

Commercial Banks—2.4%
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		410,000	422,052
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	210,103
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	300,000	307,129
HSBC Bank plc (United Kingdom)
1.625%	08/12/2013	ˆ	400,000	401,833
KeyCorp MTN
3.750%	08/13/2015		230,000	234,929
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	300,000	307,290
Royal Bank of Canada (Canada)
1.125%	01/15/2014		600,000	597,462
US Bancorp
4.200%	05/15/2014		500,000	548,387
Wells Fargo & Co.
5.300%	08/26/2011		430,000	448,751
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		240,000	254,549
Westpac Banking Corp. (Australia)
1.081%	04/08/2013	#ˆ	750,000	750,558
				4,483,043

Commercial Services & Supplies—0.2%
Corrections Corp. of America
6.250%	03/15/2013		295,000	301,638

Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	407,339

Computers & Peripherals—0.2%
Hewlett-Packard Co.
4.250%	02/24/2012		$ 150,000	$157,328
2.250%	05/27/2011		300,000	303,983
				461,311

Consumer Finance—1.1%
American Express Credit Corp.
5.125%	08/25/2014		300,000	332,620
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	200,000	204,563
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		275,000	293,293
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	241,560
International Lease Finance Corp.
6.500%	09/01/2014	ˆ	200,000	215,500
John Deere Capital Corp., Series D MTN
1.225%	01/18/2011	#	430,000	430,930
PACCAR Financial Corp. MTN
0.707%	04/05/2013	#	360,000	360,714
				2,079,180

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		200,000	211,935

Diversified Financial Services—1.7%
Bank of America Corp. MTN
4.900%	05/01/2013		225,000	240,416
Citigroup, Inc.
6.000%	12/13/2013		175,000	192,008
5.300%	10/17/2012		175,000	186,588
CME Group, Inc.
5.400%	08/01/2013		200,000	223,858
Equifax, Inc.
4.450%	12/01/2014		80,000	85,438
General Electric Capital Corp.
5.900%	05/13/2014		260,000	294,719
2.800%	01/08/2013		400,000	412,167
General Electric Capital Corp. MTN
1.376%	01/15/2013	#	300,000	300,536
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	413,385
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	379,822
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	475,852
				3,204,789

Diversified Telecommunication Services—1.4%
BellSouth Corp.
4.750%	11/15/2012		600,000	646,762
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	113,172
3.750%	05/20/2011		300,000	305,999
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	409,003
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	499,376
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011		EUR 420,000	593,099
				2,567,411

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Electric Utilities—2.3%
Alabama Power Co., Series HH
5.100%	02/01/2011		$265,000	$268,914
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	525,809
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	301,601
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	428,244
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	292,192
Georgia Power Co.
1.300%	09/15/2013		460,000	461,419
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	310,315
Mirant Americas Generation LLC
8.300%	05/01/2011		215,000	221,719
Pacific Gas & Electric Co.
4.200%	03/01/2011		850,000	862,824
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	754,513
				4,427,550

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		220,000	224,394

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	320,143
Safeway, Inc.
5.800%	08/15/2012		350,000	378,608
				698,751

Food Products—1.3%
Campbell Soup Co.
6.750%	02/15/2011		485,000	496,763
Kellogg Co., Series B
6.600%	04/01/2011		400,000	412,210
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	154,958
2.625%	05/08/2013		140,000	145,191
Unilever Capital Corp.
7.125%	11/01/2010		410,000	412,003
WM Wrigley Jr Co.
1.664%	06/28/2011	#ˆ	890,000	890,573
				2,511,698

Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		360,000	366,489
Stryker Corp.
3.000%	01/15/2015		300,000	316,211
				682,700

Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		$350,000	$373,796
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	305,736
				679,532

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	426,426

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		420,000	427,911

Independent Power Producers & Energy Traders—0.0%
Dynegy Holdings, Inc.
6.875%	04/01/2011		85,000	85,637

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	469,865

Insurance—1.7%
Aflac, Inc.
3.450%	08/15/2015		160,000	166,216
Allstate Corp. (The)
6.200%	05/16/2014		300,000	350,424
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010		400,000	403,211
4.000%	04/15/2012		150,000	157,352
Berkshire Hathaway, Inc.
0.834%	02/11/2013	#	400,000	402,226
MetLife, Inc.
2.375%	02/06/2014		190,000	192,165
Metropolitan Life Global Funding I
0.927%	07/13/2011	#ˆ	690,000	691,323
New York Life Global Funding
0.417%	06/16/2011	#ˆ	500,000	500,680
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	369,094
				3,232,691

IT Services—1.0%
International Business Machines Corp.
4.950%	03/22/2011		400,000	408,200
2.100%	05/06/2013		730,000	753,734
1.000%	08/05/2013		750,000	753,111
				1,915,045

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	432,160

Media—1.0%
Comcast Corp.
5.450%	11/15/2010		720,000	723,950
COX Communications, Inc.
7.750%	11/01/2010		400,000	401,947
DISH DBS Corp.
6.375%	10/01/2011		290,000	300,875
Time Warner, Inc.
3.150%	07/15/2015		160,000	166,029
Viacom, Inc.
4.375%	09/15/2014		200,000	217,278
				1,810,079

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Metals & Mining—0.2%
Steel Dynamics, Inc.
7.375%	11/01/2012		$290,000	$311,387

Oil, Gas & Consumable Fuels—1.3%
Chevron Corp.
3.450%	03/03/2012		600,000	623,280
ConocoPhillips
4.750%	02/01/2014		200,000	222,976
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	290,000	290,414
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	623,071
1.875%	03/25/2013		270,000	276,536
XTO Energy, Inc.
7.500%	04/15/2012		390,000	429,845
				2,466,122

Pharmaceuticals—1.6%
Abbott Laboratories
5.600%	05/15/2011		400,000	413,038
Eli Lilly & Co.
3.550%	03/06/2012		100,000	103,954
Merck & Co., Inc.
1.875%	06/30/2011		600,000	606,974
Novartis Capital Corp.
4.125%	02/10/2014		100,000	109,284
1.900%	04/24/2013		370,000	380,046
Teva Pharmaceutical Finance III LLC
0.691%	12/19/2011	#	730,000	732,914
Wyeth
6.950%	03/15/2011		700,000	720,473
				3,066,683

Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		90,000	96,668
Vornado Realty LP
4.250%	04/01/2015		470,000	486,897
				583,565

Road & Rail—0.4%
Union Pacific Corp.
6.650%	01/15/2011		700,000	711,225

Software—0.9%
Microsoft Corp.
2.950%	06/01/2014		500,000	530,578
0.875%	09/27/2013		610,000	611,297
Oracle Corp.
3.750%	07/08/2014		480,000	523,568
				1,665,443

Tobacco—0.2%
Reynolds American, Inc.
0.992%	06/15/2011	#	280,000	280,371

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		$130,000	$136,050
Sprint Capital Corp.
8.375%	03/15/2012		270,000	290,250
				426,300

TOTAL CORPORATE OBLIGATIONS
(Cost $44,408,782)				45,572,687

MORTGAGE-RELATED SECURITIES—1.6%

U.S. Government Agency Mortgage-Backed Securities—0.5%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	299,341	325,005
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		504,991	522,779
				847,784

U.S. Non-Agency Mortgage-Backed Securities—1.1%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.900%	12/19/2035	#	939,411	709,594
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.094%	03/25/2044	#	1,180,929	1,141,674
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
5.939%	10/25/2036	#	250,709	231,514
				2,082,782

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $3,117,862)				2,930,566

CONVERTIBLE DEBT OBLIGATIONS—0.1%

Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013
(Cost $103,199)			141,000	103,635

U.S. TREASURY OBLIGATIONS—10.5%

U.S. Treasury Bills—5.3%
U.S. Treasury Bill
0.165%	02/10/2011		10,000,000	9,995,160

U.S. Treasury Notes—5.2%
U.S. Treasury Note
1.875%	06/30/2015		540,000	556,538
1.375%	05/15/2013		1,200,000	1,225,315
1.000%	07/15/2013		3,570,000	3,609,613
0.875%	03/31/2011	‡‡	2,000,000	2,006,876
0.625%	07/31/2012		2,500,000	2,510,842
				9,909,184

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,808,306)				19,904,344

GOVERNMENT RELATED OBLIGATIONS—11.6%

U.S. Government Agencies—8.7%
Federal Farm Credit Bank
1.375%	06/25/2013		1,250,000	1,272,912
0.208%	12/08/2011	#	1,500,000	1,499,909

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	$3,000,000	$3,133,620
2.250%	04/13/2012	‡‡	1,500,000	1,541,609
1.625%	09/26/2012	†	1,500,000	1,532,320
Federal National Mortgage Association
1.875%	04/20/2012		1,000,000	1,022,226
1.375%	04/28/2011		1,000,000	1,006,460
1.350%	08/16/2013		1,500,000	1,503,780
1.000%	11/23/2011	‡‡	1,500,000	1,511,514
1.000%	09/23/2013		2,500,000	2,511,750
				16,536,100

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.2%
Bank of America NA MTN
1.700%	12/23/2010		600,000	602,118
Wells Fargo & Co.
3.000%	12/09/2011		1,250,000	1,287,891
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	358,084
				2,248,093

Non-U.S. Government Agencies—0.5%
Export Development Canada (Canada)
3.750%	07/15/2011		475,000	487,569
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	410,202
				897,771

Sovereign Debt—0.4%
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		220,000	279,136
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		450,000	472,798
				751,934

U.S. Municipal Bonds—0.3%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	03/01/2013		150,000	158,159
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		500,000	505,705
				663,864

Non-U.S. Regional Authority Bonds—0.5%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	ˆ	450,000	453,584
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		400,000	401,390
				854,974

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $21,644,931)				21,952,736

ASSET-BACKED SECURITIES—0.2%

Automobile—0.2%
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		151,877	152,026
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		$55,085	$55,129
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		220,183	220,395
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		20,342	20,377

TOTAL ASSET-BACKED SECURITIES
(Cost $447,456)				447,927

			Shares	Value

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.10		*
(Cost $—)			163,100	6,524

Coupon Rate	Maturity Date		Face	Value

CERTIFICATES OF DEPOSIT—0.5%

Commercial Banks—0.5%
Bank of Montreal (Canada)
0.258%	11/02/2010
(Cost $1,000,000)			$1,000,000	1,000,040

			Shares	Value

CASH EQUIVALENTS—17.4%

Institutional Money Market Funds—17.4%
Dreyfus Institutional Cash Advantage Fund		††	3,900,000	3,900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			8,336,176	8,336,176
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	5,132,504	5,132,504
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	3,900,000	3,900,000
Short-Term Investments Trust Liquid Assets Portfolio		††	3,900,000	3,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,900,000	3,900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	3,900,000	3,900,000

TOTAL CASH EQUIVALENTS
(Cost $32,968,680)				32,968,680

TOTAL INVESTMENTS—113.2%
(Cost $204,210,417)				214,798,012
Other assets less liabilities—(13.2%)				(24,998,691	)

NET ASSETS—100.0%				$189,799,321

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Discovery Fund

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $5,703,400, which represents 3.0% of Net Assets.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—97.8%

Australia—5.6%
Adelaide Brighton Ltd.		326,500	$1,089,741
Australia & New Zealand Banking Group Ltd.		44,900	1,028,277
Boart Longyear Group	†	1,962,659	6,013,605
Charter Hall Group REIT	†	1,741,600	988,368
Coca-Cola Amatil Ltd.		31,829	369,131
Cochlear Ltd.	†	29,000	1,970,072
CSL Ltd.		112,300	3,592,521
Foster’s Group Ltd.	†	516,130	3,053,724
IOOF Holdings Ltd.	†	505,100	3,291,476
JB Hi-Fi Ltd.	†	71,109	1,423,860
Mount Gibson Iron Ltd.	*	696,000	1,179,499
Newcrest Mining Ltd.	†	151,900	5,813,519
QBE Insurance Group Ltd.	†	563,251	9,406,624
Telstra Corp. Ltd.		3,079,080	7,809,996
Wesfarmers Ltd.	†	308,011	9,803,146
Woodside Petroleum Ltd.	†	124,408	5,277,284
			62,110,843

Belgium—0.6%
Anheuser-Busch InBev NV		42,382	2,494,998
Colruyt SA	†	14,200	3,756,589
KBC Groep NV	*	20,600	924,637
			7,176,224

Brazil—1.2%
Cia de Bebidas das Americas ADR		12,400	1,534,872
Cia de Concessoes Rodoviarias		78,500	2,011,214
CPFL Energia SA ADR		23,100	1,626,009
Petroleo Brasileiro SA ADR		101,000	3,314,820
Redecard SA		149,800	2,339,076
Vale SA ADR		89,200	2,475,300
			13,301,291

Canada—3.5%
Barrick Gold Corp.		19,900	919,667
BCE, Inc.		205,200	6,677,127
Canadian National Railway Co.		14,861	951,401
Canadian Pacific Railway Ltd.	†	69,736	4,249,014
Centerra Gold, Inc.		69,800	1,126,135
Delphi Energy Corp.	*	596,300	1,402,513
Dundee Real Estate Investment Trust REIT		188,500	5,146,239
Loblaw Cos. Ltd.		26,400	1,046,096
Metro, Inc., Class A		29,700	1,288,568
Research In Motion Ltd.	*	17,100	832,647
Rogers Communications, Inc., Class B		70,600	2,642,439
Sears Canada, Inc.		135,400	2,474,021
Sherritt International Corp.		143,200	1,114,814
Suncor Energy, Inc.		85,400	2,780,542
Toronto-Dominion Bank (The)		73,700	5,332,846
West Fraser Timber Co. Ltd.		22,400	822,937
			38,807,006

Chile—0.2%
Enersis SA ADR		97,100	2,282,821

China—1.7%
Baidu, Inc. ADR	*	40,098	4,114,857
China Construction Bank Corp., H Shares	†	6,236,317	5,450,537
China Life Insurance Co. Ltd., H Shares	†	580,932	2,300,693
China Shipping Development Co. Ltd., H Shares	†	812,000	$1,113,124
China Yurun Food Group Ltd.		142,000	526,018
Ctrip.com International Ltd. ADR	*	44,250	2,112,937
Industrial & Commercial Bank of China, H Shares	†	3,127,000	2,318,596
Tencent Holdings Ltd.		22,300	485,711
Want Want China Holdings Ltd.		111,000	102,645
			18,525,118

Colombia—0.1%
BanColombia SA ADR		16,900	1,109,147

Czech Republic—0.1%
CEZ AS		30,843	1,377,844

Denmark—0.7%
Danske Bank A/S	*	98,920	2,374,708
Novo Nordisk A/S, Class B		51,600	5,106,231
			7,480,939

Finland—0.0%
Fortum Oyj		7,777	203,688

France—10.3%
BNP Paribas		50,923	3,634,441
Carrefour SA		227,490	12,262,757
Cie de Saint-Gobain		205,411	9,179,034
Cie Generale d’Optique Essilor International SA		62,000	4,269,439
Danone SA		55,208	3,308,771
EDF SA		12,549	541,695
France Telecom SA		512,428	11,082,983
L’Oreal SA		77,100	8,683,629
LVMH Moet Hennessy Louis Vuitton SA		11,630	1,708,196
Natixis	*	313,474	1,796,404
Pernod-Ricard SA		59,190	4,951,477
Renault SA	*	128,171	6,606,007
Sanofi-Aventis SA		218,499	14,544,559
Schneider Electric SA		8,500	1,079,857
Societe BIC SA		14,937	1,198,381
Societe Generale		99,302	5,741,930
Total SA		299,658	15,483,582
Unibail-Rodamco SE (Paris Exchange) REIT		14,469	3,212,679
Vinci SA		59,161	2,973,818
Zodiac Aerospace		31,200	1,974,833
			114,234,472

Germany—6.4%
Adidas AG		76,727	4,748,825
Aixtron AG	†	147,683	4,378,092
BASF SE		83,433	5,261,054
Bayer AG		92,155	6,423,213
Daimler AG (Registered)	*	179,030	11,330,132
Deutsche Bank AG (Registered)		39,282	2,150,490
Deutsche Post AG (Registered)		182,748	3,313,721
Hannover Rueckversicherung AG (Registered)		133,847	6,157,376
Infineon Technologies AG	*	165,403	1,145,622
Lanxess AG		21,600	1,181,407
Linde AG		38,662	5,028,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)
Muenchener Rueckversicherungs AG (Registered)		18,177	$2,517,184
Rhoen Klinikum AG		21,588	476,248
RWE AG		138,736	9,369,569
SAP AG		73,500	3,635,213
Siemens AG (Registered)		31,869	3,361,795
			70,478,813

Greece—0.3%
Hellenic Petroleum SA		250,382	1,880,385
Motor Oil Hellas Corinth Refineries SA		63,400	620,349
Public Power Corp. SA		41,125	639,203
			3,139,937

Hong Kong—5.8%
Beijing Enterprises Holdings Ltd.	†	391,899	2,784,085
BOC Hong Kong Holdings Ltd.		392,954	1,244,306
Cheung Kong Holdings Ltd.		118,000	1,784,365
China Merchants Holdings International Co. Ltd.	†	619,714	2,240,791
China Mobile Ltd.		561,000	5,738,988
China Overseas Land & Investment Ltd.		473,983	999,607
China Resources Land Ltd.		526,000	1,064,285
China Resources Power Holdings Co. Ltd.		620,000	1,332,685
Chow Sang Sang Holdings International Ltd.		455,000	1,051,857
CLP Holdings Ltd.		480,000	3,826,735
CNOOC Ltd.		2,511,000	4,873,740
Esprit Holdings Ltd.		531,027	2,876,178
Henderson Land Development Co. Ltd.		191,299	1,359,303
Hengan International Group Co. Ltd.		107,500	1,070,889
Hong Kong & China Gas Co. Ltd.		1,155,000	2,916,781
Hong Kong Exchanges and Clearing Ltd.		92,900	1,826,393
Hongkong Electric Holdings Ltd.		495,500	3,010,857
Hongkong Land Holdings Ltd.		39,600	246,169
Huabao International Holdings Ltd.		1,572,992	2,441,832
Hutchison Whampoa Ltd.		478,000	4,447,304
Jardine Matheson Holdings Ltd.		42,000	1,895,065
Li & Fung Ltd.		452,000	2,529,045
Li & Fung Ltd.	ˆ	62,000	350,300
Luk Fook Holdings International Ltd.		471,000	1,039,067
New World Development Ltd.		143,061	287,383
NWS Holdings Ltd.		670,196	1,312,215
Sino Land Co. Ltd.		555,400	1,146,090
Sun Hung Kai Properties Ltd.		168,900	2,905,942
Wheelock & Co. Ltd.		1,590,000	5,303,649
			63,905,906

India—0.3%
Axis Bank Ltd., Reg S GDR	†	103,430	3,588,550

Indonesia—0.2%
Perusahaan Gas Negara PT		4,089,000	1,761,957

Ireland—1.3%
Accenture plc, Class A		74,593	$3,169,456
Covidien plc		42,164	1,694,571
Experian plc		422,521	4,605,003
Shire plc		77,736	1,750,019
WPP plc		293,965	3,259,345
			14,478,394

Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR		17,877	943,012

Italy—2.1%
Banca Generali SpA		83,200	1,016,788
DiaSorin SpA		81,200	3,335,395
Enel SpA		663,708	3,547,971
ENI SpA	†	46,500	1,004,742
Intesa Sanpaolo SpA		2,558,568	8,334,541
Saipem SpA		132,062	5,307,905
Sorin SpA	*	509,500	1,188,427
			23,735,769

Japan—17.7%
Aeon Mall Co. Ltd.		116,500	2,831,449
Alps Electric Co. Ltd.	†	132,000	1,084,406
Asahi Glass Co. Ltd.		91,000	928,077
Canon, Inc.		329,500	15,389,641
Chugai Pharmaceutical Co. Ltd.		167,200	3,079,060
Daikin Industries Ltd.		98,000	3,687,895
Daito Trust Construction Co. Ltd.	†	80,300	4,797,521
Denso Corp.		103,000	3,059,909
Fanuc Ltd.		32,500	4,148,314
FCC Co. Ltd.	†	55,000	1,186,961
Fujitsu Ltd.		846,000	5,952,267
Geo Corp.		1,206	1,339,587
Hirose Electric Co. Ltd.		30,600	3,089,716
Hitachi Capital Corp.	†	98,300	1,340,577
Hitachi Ltd.		266,000	1,164,307
Honda Motor Co. Ltd.		196,812	7,003,383
HOYA Corp.		164,900	4,027,090
INPEX Corp.		381	1,792,261
ITOCHU Corp.		289,000	2,645,188
JFE Holdings, Inc.		6	184
Kao Corp.	†	455,700	11,116,370
KDDI Corp.	†	1,091	5,215,704
Keihin Corp.		91,900	1,890,564
Keyence Corp.		14,720	3,209,947
Komatsu Ltd.		126,600	2,945,221
Kuroda Electric Co. Ltd.		146,600	1,710,461
Marubeni Corp.		172,000	972,559
Miraca Holdings, Inc.		42,300	1,499,112
Mitsubishi Corp.		125,700	2,986,521
Mitsubishi Estate Co. Ltd.		208,000	3,385,954
Mitsubishi UFJ Lease & Finance Co. Ltd.		30,300	1,067,379
Mitsui & Co. Ltd.		567,300	8,435,152
Miyazaki Bank Ltd. (The)		310,000	846,922
Mizuho Financial Group, Inc.		608,722	882,992
Nichirei Corp.	†	247,000	1,051,643
Nintendo Co. Ltd.		12,900	3,235,487
Nippon Shokubai Co. Ltd.		111,000	966,220
Nippon Telegraph & Telephone Corp.		127,521	5,585,708
Nissan Motor Co. Ltd.		149,400	1,308,358
Nitori Holdings Co. Ltd.	†	8,500	710,769

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)
Nitto Denko Corp.		29,500	$1,155,860
Okinawa Electric Power Co., Inc. (The)		25,100	1,169,010
Seven & I Holdings Co. Ltd.		353,700	8,294,676
Shimamura Co. Ltd.		27,000	2,510,504
Shin-Etsu Chemical Co. Ltd.	†	63,200	3,083,981
Ship Healthcare Holdings, Inc.		79,100	689,368
Siix Corp.		217,900	2,306,142
Softbank Corp.		79,500	2,601,279
Sumitomo Corp.		607,700	7,836,375
Sumitomo Mitsui Financial Group, Inc.		103,991	3,030,494
Sumitomo Rubber Industries Ltd.		97,000	948,837
Suzuki Motor Corp.		14,247	300,295
Takeda Pharmaceutical Co. Ltd.	†	275,200	12,651,715
Tokio Marine Holdings, Inc.	†	345,700	9,324,420
Toyota Motor Corp.		239,500	8,583,843
Unipres Corp.	†	144,600	2,393,892
Yorozu Corp.		45,500	760,676
			195,212,203

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR	†	69,792	1,236,848

Korea, Republic of—2.4%
GS Holdings		28,600	1,386,386
Hyundai Motor Co.		39,900	5,355,589
KB Financial Group, Inc.		29,466	1,264,788
Kia Motors Corp.		182,300	5,884,127
Korea Kumho Petrochemical	*	21,800	1,387,583
KT&G Corp.		43,018	2,562,727
LIG Insurance Co. Ltd.		186,800	3,636,393
Samyang Corp.		2,617	145,537
SK C&C Co. Ltd.		12,900	1,148,637
Woori Finance Holdings Co. Ltd.		275,600	3,430,387
			26,202,154

Macau—0.8%
Sands China Ltd.	*	3,455,796	6,200,613
Wynn Macau Ltd.	*ˆ†	4,900	8,477
Wynn Macau Ltd.	*†	1,652,700	2,843,894
			9,052,984

Malaysia—0.1%
Maxis Bhd		851,600	1,476,435

Netherlands—4.6%
Aegon NV	*	171,900	1,031,928
Akzo Nobel NV		116,720	7,197,273
ASML Holding NV		453,173	13,491,281
CSM NV		48,500	1,425,793
ING Groep NV CVA	*	376,568	3,905,246
Koninklijke Philips Electronics NV		32,000	1,006,879
Reed Elsevier NV		518,053	6,544,074
Royal Dutch Shell plc, Class A		437,693	13,247,869
TNT NV		104,509	2,812,555
			50,662,898

Norway—0.1%
DnB NOR ASA		88,100	1,202,615

Peru—0.1%
Credicorp Ltd.		10,856	$1,236,498

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		30,700	1,837,702

Russia—0.3%
Gazprom OAO ADR		68,888	1,443,204
Lukoil OAO ADR		23,500	1,332,450
			2,775,654

Singapore—2.6%
CapitaLand Ltd.		341,000	1,052,353
City Developments Ltd.		51,300	497,096
DBS Group Holdings Ltd.		394,155	4,216,888
Genting Singapore plc	*	1,096,658	1,551,444
Oceanus Group Ltd.	*	4,111,800	1,000,958
Oversea-Chinese Banking Corp. Ltd.		533,343	3,585,767
Singapore Telecommunications Ltd.		2,706,000	6,458,097
Suntec Real Estate Investment Trust REIT		2,770,000	3,182,749
United Overseas Bank Ltd.		542,700	7,547,638
			29,092,990

South Africa—0.5%
African Bank Investments Ltd.		267,514	1,373,521
Sasol Ltd.		47,892	2,146,126
Tiger Brands Ltd.		57,164	1,553,103
			5,072,750

Spain—3.4%
Amadeus IT Holding SA, Class A	*	65,767	1,206,353
Amadeus IT Holding SA, Class A	*ˆ	42,496	781,926
Banco Santander SA		410,929	5,215,619
Construcciones y Auxiliar de Ferrocarriles SA		4,134	2,115,940
Iberdrola SA		1,168,650	9,011,573
Inditex SA		98,805	7,854,591
Telefonica SA		428,270	10,630,139
Viscofan SA		39,857	1,315,094
			38,131,235

Sweden—1.8%
Electrolux AB, Series B		217,776	5,369,045
Hennes & Mauritz AB, Class B		116,000	4,209,896
Investor AB, Class B		255,500	5,202,082
NCC AB, Class B		59,700	1,223,646
Nordea Bank AB		84,700	884,971
Sandvik AB		138,899	2,132,688
Skanska AB, Class B	†	60,694	1,114,296
			20,136,624

Switzerland—6.4%
ABB Ltd. (Registered)	*	241,500	5,099,267
Adecco SA (Registered)	†	169,649	8,869,065
Clariant AG	*	285,800	4,183,094
Georg Fischer AG	*	2,943	1,178,793
Holcim Ltd. (Registered)		41,783	2,684,956
Nestle SA (Registered)		220,317	11,744,535
Nobel Biocare Holding AG (Registered)		72,000	1,294,557

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)
Novartis AG (Registered)		316,176	$18,198,440
Roche Holding AG (Registered)		4,863	695,071
Schindler Holding AG (Participation Certificates)		12,300	1,320,402
SGS SA (Registered)		2,500	4,042,067
Swatch Group AG (The) (Bearer)		5,784	2,178,838
UBS AG (Registered)	*	154,846	2,636,367
Zurich Financial Services AG (Registered)		27,565	6,462,063
			70,587,515

Taiwan—0.7%
Asustek Computer, Inc.		159,200	1,139,075
Chunghwa Telecom Co. Ltd.		893,363	2,005,865
Chunghwa Telecom Co. Ltd. ADR		7,181	160,998
MediaTek, Inc.		103,187	1,447,940
Taiwan Semiconductor Manufacturing Co. Ltd.		1,298,000	2,568,743
			7,322,621

Thailand—0.2%
PTT PCL		214,500	2,091,993

Turkey—0.5%
Coca-Cola Icecek AS		20,620	251,688
Tupras Turkiye Petrol Rafine		86,026	2,313,096
Turkcell Iletisim Hizmet AS		219,379	1,479,760
Turkiye Garanti Bankasi AS		286,152	1,658,030
			5,702,574

United Kingdom—14.2%
3i Group plc		466,300	2,102,067
Aggreko plc		185,300	4,577,118
Anglo American plc		122,300	4,854,615
AstraZeneca plc (London Exchange)		140,594	7,136,620
Aviva plc		817,820	5,126,494
BG Group plc		176,000	3,098,859
BP plc		2,098,026	14,354,845
Cairn Energy plc	*	301,800	2,153,769
Centrica plc		849,000	4,316,067
Debenhams plc	*	3,873,930	3,983,958
Diageo plc		47,249	813,181
Drax Group plc		156,000	939,945
Enterprise Inns plc	*	1,043,300	1,764,681
GlaxoSmithKline plc		848,685	16,740,223
HSBC Holdings plc (London Exchange)		716,810	7,251,226
Imperial Tobacco Group plc		90,902	2,711,670
Intermediate Capital Group plc		1,123,900	5,287,206
Investec plc		183,400	1,465,738
Kingfisher plc		1,053,671	3,882,746
Lloyds Banking Group plc	*	2,882,400	3,344,040
Reckitt Benckiser Group plc		70,800	3,899,484
Rio Tinto plc		18,700	1,095,510
Smith & Nephew plc		394,900	3,600,900
Standard Chartered plc (London Exchange)		155,000	4,450,750
Tesco plc		1,984,012	13,234,561
Tullett Prebon plc		167,836	1,049,529
Unilever plc		449,110	12,998,748
Vodafone Group plc		6,671,127	16,460,056
Wm Morrison Supermarkets plc		850,000	3,953,174
			156,647,780

United States—0.6%
Brookfield Properties Corp.		65,900	$1,029,267
Philip Morris International, Inc.		34,189	1,915,268
Synthes, Inc.		27,200	3,148,256
			6,092,791

TOTAL COMMON STOCKS
(Cost $1,018,578,902)			1,080,416,595

PREFERRED STOCKS—0.2%

Brazil—0.2%
Investimentos Itau SA (Cost $1,971,672)		311,244	2,360,083

RIGHTS—0.0%

Germany—0.0%
Deutsche Bank AG, Expires 10/05/2010	*
(Cost $—)		39,282	190,107

CASH EQUIVALENTS—9.0%

Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund	††	14,300,000	14,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		17,460,927	17,460,927
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	10,526,535	10,526,535
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	14,300,000	14,300,000
Short-Term Investments Trust Liquid Assets Portfolio	††	14,300,000	14,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	14,300,000	14,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	14,300,000	14,300,000

TOTAL CASH EQUIVALENTS
(Cost $99,487,462)			99,487,462

TOTAL INVESTMENTS—107.0%
(Cost $1,120,038,036)			1,182,454,247
Other assets less liabilities—(7.0%)			(77,019,902)

NET ASSETS—100.0%			$1,105,434,345

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint International Fund

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $1,140,703, which represents 0.1% of Net Assets.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint International Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	8.4%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.5%
Food & Staples Retailing	4.9%
Diversified Telecommunication Services	4.6%
Automobiles	4.2%
Insurance	4.2%
Wireless Telecommunication Services	3.4%
Food Products	3.1%
Chemicals	2.9%
Real Estate Management & Development	2.6%
Electric Utilities	2.5%
Specialty Retail	2.4%
Trading Companies & Distributors	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Personal Products	1.9%
Health Care Equipment & Supplies	1.9%
Capital Markets	1.7%
Metals & Mining	1.7%
Professional Services	1.6%
Office Electronics	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industrial Conglomerates	1.3%
Hotels, Restaurants & Leisure	1.3%
Machinery	1.3%
Building Products	1.2%
Multi-Utilities	1.2%
Beverages	1.2%
Diversified Financial Services	1.2%
Real Estate Investment Trusts (REITs)	1.1%
Construction & Engineering	1.0%
Auto Components	0.9%
Media	0.9%
IT Services	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.6%
Computers & Peripherals	0.6%
Software	0.6%
Multiline Retail	0.6%
Electrical Equipment	0.6%
Air Freight & Logistics	0.6%
Commercial Services & Supplies	0.5%
Household Durables	0.5%
Energy Equipment & Services	0.5%
Road & Rail	0.5%
Gas Utilities	0.4%
Internet Software & Services	0.4%
Transportation Infrastructure	0.4%
Household Products	0.4%
Distributors	0.4%
Construction Materials	0.3%
Biotechnology	0.3%
Health Care Providers & Services	0.2%
Independent Power Producers & Energy Traders	0.2%
Aerospace & Defense	0.2%
Consumer Finance	0.1%
Marine	0.1%
Communications Equipment	0.1%
Paper & Forest Products	0.1%
97.8%

PREFERRED STOCKS
Commercial Banks	0.2%

RIGHTS
Capital Markets	0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	98.0%

CASH EQUIVALENTS
Institutional Money Market Funds	9.0%

TOTAL INVESTMENTS	107.0%
Other assets less liabilities	(7.0)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

		Shares	Value

COMMON STOCKS—2.2%

Biotechnology—0.1%
Amgen, Inc.	*	13,000	$716,430

Capital Markets—0.1%
Franklin Resources, Inc.		8,000	855,200

Electrical Equipment—0.2%
ABB Ltd. (Registered) (Switzerland)	*	78,000	1,646,968

Energy Equipment & Services—0.0%
Halliburton Co.		15,000	496,050

Food Products—0.1%
Nestle SA (Registered) (Switzerland)		18,000	959,534

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.		13,000	496,730

Oil, Gas & Consumable Fuels—0.1%
CNOOC Ltd. (Hong Kong)		265,000	514,353

Pharmaceuticals—0.3%
Novo Nordisk A/S, Class B (Denmark)		12,000	1,187,496
Shire plc (Ireland)		40,000	900,493
			2,087,989

Semiconductors & Semiconductor Equipment—0.4%
ARM Holdings plc (United Kingdom)		450,000	2,799,446

Software—0.3%
Autonomy Corp. plc (United Kingdom)	*	50,000	1,424,829
Microsoft Corp.		25,000	612,250
			2,037,079

Textiles, Apparel & Luxury Goods—0.5%
Swatch Group AG (The) (Registered) (Switzerland)		42,000	2,907,124
Yue Yuen Industrial Holdings Ltd. (Hong Kong)		197,000	727,326
			3,634,450

TOTAL COMMON STOCKS
(Cost $13,039,354)			16,244,229

CONVERTIBLE PREFERRED STOCKS—1.4%

Commercial Banks—0.2%
Wells Fargo & Co., Perpetual, Series L, Class A 7.500%		1,700	1,710,200

Diversified Financial Services—0.4%
Bank of America Corp., Perpetual, Series L 7.250%		500	491,250
Vale Capital II (Cayman Islands) 6.750%		11,500	1,028,905
Vale Capital II (Cayman Islands) 6.750%		17,800	1,567,112
			3,087,267

Food Products—0.3%
Archer-Daniels-Midland Co. 6.250%		55,000	2,273,700

Oil, Gas & Consumable Fuels—0.2%
Apache Corp., Series D 6.000%	*	27,000	$1,566,000

Pharmaceuticals—0.1%
Mylan, Inc. 6.500%		450	502,988

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%		23,938	1,478,171

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,995,128)			10,618,326

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—32.4%

Aerospace & Defense—0.1%
L-3 Communications Corp.
5.875%	01/15/2015		$820,000	842,550

Beverages—1.3%
Anheuser-Busch InBev Worldwide, Inc.
3.000%	10/15/2012		410,000	425,906
2.500%	03/26/2013		1,240,000	1,272,972
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		925,000	1,096,125
Coca-Cola Enterprises, Inc.
1.024%	05/06/2011	#§	2,100,000	2,107,451
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012	§	2,700,000	2,851,645
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	1,790,000	1,804,431
				9,558,530

Biotechnology—0.1%
Genzyme Corp.
3.625%	06/15/2015	ˆ	730,000	774,966

Capital Markets—0.7%
Bank of New York Mellon Corp. (The), Series G MTN
0.390%	03/23/2012	#§	1,530,000	1,524,960
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,211,868
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		650,000	697,962
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	808,194
				5,242,984

Chemicals—0.9%
Airgas, Inc.
2.850%	10/01/2013		520,000	531,301
Dow Chemical Co. (The)
4.850%	08/15/2012		3,100,000	3,282,339
2.668%	08/08/2011	#§	1,700,000	1,720,898
Ferro Corp.
7.875%	08/15/2018		650,000	677,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		250,000	246,250
Huntsman International LLC
5.500%	06/30/2016		500,000	481,250
				6,939,663

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Commercial Banks—2.4%
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	ˆ	$1,200,000	$1,264,500
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,058,792
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	981,219
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	420,206
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	ˆ	750,000	790,601
ICICI Bank Ltd. (India)
5.500%	03/25/2015	ˆ	900,000	950,546
KeyCorp MTN
3.750%	08/13/2015		630,000	643,502
National Australia Bank Ltd., Series 144a (Australia)
1.011%	01/08/2013	#ˆ	1,360,000	1,361,822
Royal Bank of Canada (Canada)
1.125%	01/15/2014		2,330,000	2,320,144
US Bancorp
4.200%	05/15/2014		800,000	877,419
2.000%	06/14/2013	§	1,500,000	1,536,480
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,005,316
Wachovia Corp.
0.656%	10/15/2011	#§	2,000,000	2,002,278
Wells Fargo & Co., Series E MTN
3.980%	10/29/2010		255,000	255,583
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		420,000	445,460
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	713,885
				17,627,753

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		815,000	833,338

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011	§	1,982,000	2,018,364

Computers & Peripherals—0.6%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	2,023,245
2.250%	05/27/2011	§	2,250,000	2,279,871
				4,303,116

Consumer Finance—1.2%
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	530,000	542,092
Ford Motor Credit Co. LLC
8.125%	01/15/2020		500,000	575,494
7.000%	10/01/2013		645,000	692,472
International Lease Finance Corp.
6.500%	09/01/2014	ˆ	600,000	646,500
John Deere Capital Corp. MTN
1.043%	06/10/2011	#	2,200,000	2,212,146
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,275,433
PACCAR Financial Corp. MTN
0.707%	04/05/2013	#§	1,850,000	1,853,671
				8,797,808

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		$290,000	$328,063

Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	541,632

Diversified Financial Services—2.0%
Bank of America Corp. MTN
4.900%	05/01/2013		650,000	694,536
Citigroup, Inc.
6.000%	12/13/2013		475,000	521,163
5.300%	10/17/2012		475,000	506,453
2.384%	08/13/2013	#§	1,530,000	1,542,038
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,135,324
Equifax, Inc.
4.450%	12/01/2014		160,000	170,876
General Electric Capital Corp.
5.900%	05/13/2014		430,000	487,420
2.800%	01/08/2013		1,100,000	1,133,458
1.875%	09/16/2013		1,400,000	1,405,214
General Electric Capital Corp., Series A MTN
6.125%	02/22/2011	§	3,500,000	3,578,995
General Electric Capital Corp., Series A
3.750%	11/14/2014		750,000	794,971
JPMorgan Chase & Co., Series F MTN
1.043%	06/13/2011	#§	500,000	502,588
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,251,698
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	ˆ	530,000	598,402
Woodside Finance Ltd. (Australia)
4.500%	11/10/2014	ˆ	560,000	601,494
				14,924,630

Diversified Telecommunication Services—2.5%
AT&T, Inc.
5.875%	08/15/2012		3,210,000	3,495,353
4.850%	02/15/2014		600,000	664,966
British Telecommunications plc (United Kingdom)
9.375%	12/15/2010		1,850,000	1,879,310
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	565,862
3.750%	05/20/2011	§	3,800,000	3,875,989
2.945%	05/20/2011	#	500,000	508,420
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	507,500
France Telecom SA (France)
7.750%	03/01/2011	§	2,750,000	2,830,987
Frontier Communications Corp.
6.250%	01/15/2013		820,000	863,050
PAETEC Holding Corp.
8.875%	06/30/2017		500,000	525,000
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	ˆ	650,000	731,654
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,284,109
Windstream Corp.
8.125%	08/01/2013		765,000	833,850
				18,566,050

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Electric Utilities—3.4%
Columbus Southern Power Co.
0.692%	03/16/2012	#§	$1,490,000	$1,493,962
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	824,111
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	3,217,000	3,383,055
Consumers Energy Co., Series D
5.375%	04/15/2013		575,000	630,619
Dominion Resources, Inc.
5.700%	09/17/2012		700,000	763,529
4.750%	12/15/2010		360,000	362,949
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,810,354
FPL Group Capital, Inc.
5.625%	09/01/2011	§	1,583,000	1,651,929
2.600%	09/01/2015		2,000,000	2,017,274
1.172%	06/17/2011	#	550,000	552,150
Georgia Power Co.
1.300%	09/15/2013		1,260,000	1,263,887
0.612%	03/15/2013	#§	1,700,000	1,706,300
Mirant Americas Generation LLC
8.300%	05/01/2011		320,000	330,000
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,176,941
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,880,000	1,908,364
PSEG Power LLC
7.750%	04/15/2011		2,300,000	2,385,401
Southern Co., Series A
5.300%	01/15/2012	§	350,000	368,876
Wisconsin Energy Corp.
6.500%	04/01/2011	§	1,401,000	1,442,070
				25,071,771

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013		520,000	530,840
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	§	1,000,000	1,084,577
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§	1,620,000	1,652,356
				3,267,773

Energy Equipment & Services—0.3%
Halliburton Co.
5.500%	10/15/2010		2,200,000	2,203,965

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012	§	2,000,000	2,134,284
Safeway, Inc.
5.800%	08/15/2012		700,000	757,216
Woolworths Ltd. (Australia)
2.550%	09/22/2015	ˆ	250,000	253,361
				3,144,861

Food Products—0.9%
Corn Products International, Inc.
3.200%	11/01/2015		$350,000	$357,152
General Mills, Inc.
6.000%	02/15/2012	§	2,500,000	2,667,363
Kraft Foods, Inc.
5.250%	10/01/2013		390,000	431,668
2.625%	05/08/2013		390,000	404,461
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	ˆ	2,510,000	2,601,429
				6,462,073

Gas Utilities—0.7%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	§	1,800,000	1,898,742
KeySpan Corp.
7.625%	11/15/2010		3,397,000	3,424,423
				5,323,165

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,000,000	1,018,024
Stryker Corp.
3.000%	01/15/2015		790,000	832,690
				1,850,714

Health Care Providers & Services—0.2%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	640,793
HCA, Inc.
6.500%	02/15/2016		500,000	502,500
				1,143,293

Hotels, Restaurants & Leisure—0.3%
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		350,000	318,500
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	799,549
Pinnacle Entertainment, Inc.
7.500%	06/15/2015		500,000	486,250
Yum! Brands, Inc.
3.875%	11/01/2020		420,000	420,300
				2,024,599

Household Durables—0.7%
Clorox Co.
6.125%	02/01/2011	§	1,000,000	1,018,343
5.000%	03/01/2013	§	1,000,000	1,092,739
DR Horton, Inc.
5.375%	06/15/2012		825,000	845,625
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,986,728
Yankee Acquisition Corp., Series B
8.500%	02/15/2015		500,000	518,750
				5,462,185

Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,441,073

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.
7.250%	10/15/2017	ˆ	500,000	511,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

<
Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		$750,000	$826,811

Insurance—1.9%
Aflac, Inc.
3.450%	08/15/2015		430,000	446,705
Allstate Corp. (The)
6.200%	05/16/2014		510,000	595,721
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	786,761
0.828%	01/11/2011	#	1,000,000	1,001,103
0.652%	01/13/2012	#	1,236,000	1,237,009
Berkshire Hathaway, Inc.
0.834%	02/11/2013	#§	3,770,000	3,790,980
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	583,784
MetLife, Inc.
2.375%	02/06/2014		980,000	991,168
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,135,730
5.100%	12/14/2011	§	1,100,000	1,145,672
3.625%	09/17/2012		710,000	738,187
2.750%	01/14/2013		600,000	615,008
				14,067,828

IT Services—0.6%
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,275,625
2.100%	05/06/2013		630,000	650,482
1.000%	08/05/2013		1,250,000	1,255,185
International Business Machines Corp. (FRN)
0.485%	11/04/2011	#§	1,400,000	1,402,243
				4,583,535

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	756,281

Machinery—0.3%
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.442%	03/16/2012	#	1,100,000	1,095,416
SPX Corp.
7.625%	12/15/2014		795,000	870,525
Terex Corp.
8.000%	11/15/2017		500,000	503,125
				2,469,066

Media—1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020	ˆ	250,000	266,250
Comcast Cable Communications LLC
6.750%	01/30/2011		1,700,000	1,733,188
Comcast Corp.
5.450%	11/15/2010		2,233,000	2,245,508
COX Communications, Inc.
7.750%	11/01/2010		1,700,000	1,709,125
5.450%	12/15/2014		500,000	566,146
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,311,823
DISH DBS Corp.
6.375%	10/01/2011		790,000	819,625
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		$500,000	$513,750
NBC Universal, Inc.
3.650%	04/30/2015	ˆ	990,000	1,046,101
Time Warner, Inc.
3.150%	07/15/2015		500,000	518,839
Viacom, Inc.
4.375%	09/15/2014		500,000	543,195
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	404,798
				11,678,348

Metals & Mining—0.8%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,483,163
5.000%	12/15/2010	§	2,000,000	2,017,534
FMG Resources August 2006 Pty Ltd. (Australia)
10.625%	09/01/2016	ˆ	530,000	655,213
Steel Dynamics, Inc.
7.375%	11/01/2012		800,000	859,000
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		560,000	642,412
				5,657,322

Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,740,222

Oil, Gas & Consumable Fuels—1.9%
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,094,387
3.450%	03/03/2012		900,000	934,920
ConocoPhillips
4.750%	02/01/2014		750,000	836,160
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	966,497
Kinder Morgan, Inc.
6.500%	09/01/2012		600,000	638,250
OPTI Canada, Inc. (Canada)
9.000%	12/15/2012	ˆ	380,000	386,650
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	ˆ	650,000	686,582
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	770,000	771,100
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		960,000	996,914
1.875%	03/25/2013		710,000	727,186
0.320%	09/22/2011	#§	2,050,000	2,050,982
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	674,462
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,289,312
XTO Energy, Inc.
7.500%	04/15/2012	§	2,190,000	2,413,746
				14,467,148

Paper & Forest Products—0.0%
Georgia-Pacific LLC
8.125%	05/15/2011		300,000	312,750

Pharmaceuticals—1.8%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,090,017
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,870,940

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Merck & Co., Inc.
4.375%	02/15/2013	§	$1,816,000	$1,957,279
1.875%	06/30/2011		1,100,000	1,112,787
Novartis Capital Corp.
4.125%	02/10/2014		600,000	655,706
1.900%	04/24/2013		980,000	1,006,607
Pfizer, Inc.
4.450%	03/15/2012		300,000	315,902
2.242%	03/15/2011	#§	1,750,000	1,765,480
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,400,000	1,417,903
0.691%	12/19/2011	#§	2,000,000	2,007,984
Wyeth
6.950%	03/15/2011		500,000	514,624
				13,715,229

Real Estate Investment Trusts (REITs)—0.2%
Simon Property Group LP
4.200%	02/01/2015		250,000	268,523
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,284,578
				1,553,101

Road & Rail—0.5%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	500,000	529,652
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	974,829
Union Pacific Corp.
6.650%	01/15/2011	§	2,000,000	2,032,072
				3,536,553

Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		900,000	955,040
0.875%	09/27/2013		2,760,000	2,765,868
Oracle Corp.
3.750%	07/08/2014		750,000	818,075
				4,538,983

Tobacco—0.1%
Reynolds American, Inc.
0.992%	06/15/2011	#§	800,000	801,060

Water Utilities—0.1%
Veolia Environnement (France)
5.250%	06/03/2013		910,000	992,414

Wireless Telecommunication Services—1.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		350,000	366,289
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,550,625
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	505,676
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	415,038
6.250%	06/15/2013	§	1,100,000	1,238,595
Sprint Capital Corp.
8.375%	03/15/2012		790,000	849,250
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		$1,090,000	$1,178,294
0.584%	02/27/2012	#§	3,300,000	3,305,198
				9,408,965

TOTAL CORPORATE OBLIGATIONS
(Cost $236,604,116)				241,311,785

MORTGAGE-RELATED SECURITIES—1.8%

U.S. Government Agency Mortgage-Backed Securities—1.5%
Federal Home Loan Mortgage Corp.
3.858%	12/01/2039	#	811,790	853,381
Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class KA
3.000%	03/15/2030	§	1,619,166	1,637,407
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		984,274	1,010,044
Federal Home Loan Mortgage Corp. REMICS, Series 3268, Class AP
5.500%	07/15/2027	§	917,311	920,251
Federal National Mortgage Association
5.000%	01/01/2018		2,555,520	2,727,760
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	§	1,226,179	1,287,199
Government National Mortgage Association, Series 2004-19, Class FC
0.557%	03/20/2034	#	2,800,364	2,799,934
				11,235,976

U.S. Non-Agency Mortgage-Backed Securities—0.3%
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
2.094%	03/25/2044	#§	1,041,441	1,006,822
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.706%	06/25/2034	#§	1,097,916	1,076,651
				2,083,473

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $13,138,271)				13,319,449

CONVERTIBLE DEBT OBLIGATIONS—20.3%

Aerospace & Defense—0.1%
L-3 Communications Holdings, Inc.
3.000%	08/01/2035		1,000,000	1,012,500

Beverages—0.2%
Asahi Breweries Ltd. (Japan)
0.000%	05/26/2028		JPY 100,000,000	1,260,654

Biotechnology—0.4%
Amgen, Inc., Series B
0.375%	02/01/2013		1,400,000	1,394,750
Life Technology Corp.
1.500%	02/15/2024		1,300,000	1,473,875
				2,868,625

Building Products—0.3%
Asahi Glass Co. Ltd. (Japan)
0.000%	11/14/2014		JPY 145,000,000	1,872,697

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face		Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)

Capital Markets—0.3%
Affiliated Managers Group, Inc.
3.950%	08/15/2038			$1,400,000	$1,424,500
Janus Capital Group, Inc.
3.250%	07/15/2014			900,000	1,030,500
					2,455,000

Commercial Services & Supplies—0.3%
Covanta Holding Corp.
1.000%	02/01/2027			2,000,000	1,942,500

Communications Equipment—0.6%
ADC Telecommunications, Inc.
3.500%	07/15/2015			1,800,000	1,793,250
1.121%	06/15/2013	#		500,000	498,125
Alcatel-Lucent USA, Inc., Series B
2.875%	06/15/2025			2,500,000	2,278,125
					4,569,500

Computers & Peripherals—1.3%
EMC Corp.
1.750%	12/01/2013			2,600,000	3,591,250
NetApp, Inc.
1.750%	06/01/2013			2,000,000	3,262,500
SanDisk Corp.
1.500%	08/15/2017			1,800,000	1,676,250
1.000%	05/15/2013			1,500,000	1,383,750
					9,913,750

Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014			1,100,000	1,382,296

Diversified Consumer Services—0.3%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,000,000	1,877,500

Diversified Financial Services—0.4%
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014			1,000,000	1,213,488
Industrivarden AB (Sweden)
2.500%	02/27/2015			EUR 600,000	951,890
MTU Aero Engines Finance BV, Series MTU (Netherlands)
2.750%	02/01/2012			EUR 800,000	1,179,211
					3,344,589

Diversified Telecommunication Services—0.3%
Alaska Communications Systems Group, Inc.
5.750%	03/01/2013			500,000	502,500
Level 3 Communications, Inc.
3.500%	06/15/2012			2,000,000	1,902,500
tw telecom inc.
2.375%	04/01/2026			100,000	117,250
					2,522,250

Electric Utilities—0.0%
Unisource Energy Corp.
4.500%	03/01/2035			300,000	301,875

Electrical Equipment—0.6%
EnerSys
3.375%	06/01/2038			$ 2,000,000	$ 2,025,000
General Cable Corp.
0.875%	11/15/2013			1,750,000	1,577,187
Nexans SA (France)
1.500%	01/01/2013			EUR 600,000	676,318
					4,278,505

Electronic Equipment, Instruments & Components—0.4%
L-1 Identity Solutions, Inc.
3.750%	05/15/2027			2,200,000	2,211,000
Tech Data Corp.
2.750%	12/15/2026			900,000	921,375
					3,132,375

Energy Equipment & Services—1.6%
Acergy SA, Series ACY (Luxembourg)
2.250%	10/11/2013			2,000,000	2,160,638
Bristow Group, Inc.
3.000%	06/15/2038			2,000,000	1,815,000
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025			1,750,000	1,620,938
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026			2,000,000	1,742,800
SESI LLC
1.500%	12/15/2026			2,000,000	1,947,500
Subsea 7, Inc. (Cayman Islands)
3.500%	10/13/2014			1,900,000	2,434,050
					11,720,926

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012			2,150,000	2,061,313

Food Products—0.1%
Glory River Holdings Ltd. (Hong Kong)
1.000%	07/29/2015			HKD 3,500,000	535,935

Health Care Equipment & Supplies—1.1%
Beckman Coulter, Inc.
2.500%	12/15/2036			1,500,000	1,531,875
Hologic, Inc.
2.000%	12/15/2037			2,500,000	2,325,000
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	ˆ		1,000,000	968,750
Kinetic Concepts, Inc.
3.250%	04/15/2015	ˆ		1,900,000	1,911,875
Medtronic, Inc., Series B
1.625%	04/15/2013			1,433,000	1,438,374
					8,175,874

Health Care Providers & Services—0.3%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			2,000,000	2,000,000

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
2.000%	04/15/2021		§	1,300,000	1,330,875

Household Durables—0.1%
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#		850,000	950,725

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)

Internet & Catalog Retail—0.4%
priceline.com, Inc.
1.250%	03/15/2015	ˆ	$ 2,250,000	$3,000,937

Internet Software & Services—0.1%
Equinix, Inc.
2.500%	04/15/2012		1,000,000	1,081,250

IT Services—0.4%
Alliance Data Systems Corp.
1.750%	08/01/2013		750,000	779,062
Atos Origin SA, Series ATO (France)
2.500%	01/01/2016		EUR 700,000	504,501
CACI International, Inc.
2.125%	05/01/2014		125,000	132,500
Capgemini (France)
0.370%	01/01/2012		EUR 2,500,000	1,499,422
				2,915,485

Machinery—0.9%
AGCO Corp.
1.250%	12/15/2036		600,000	699,750
ArvinMeritor, Inc.
4.625%	03/01/2026		2,000,000	2,112,500
Danaher Corp.
0.000%	01/22/2021		1,500,000	1,777,500
Trinity Industries, Inc.
3.875%	06/01/2036		2,500,000	2,275,000
				6,864,750

Media—1.1%
Central European Media Enterprises Ltd. (Bermuda)
3.500%	03/15/2013	ˆ	2,000,000	1,725,000
Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		2,000,000	2,175,000
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,770,000
Regal Entertainment Group
6.250%	03/15/2011	ˆ	500,000	512,500
Sirius XM Radio, Inc.
3.250%	10/15/2011		1,350,000	1,343,250
XM Satellite Radio, Inc.
7.000%	12/01/2014	ˆ	915,000	1,001,925
				8,527,675

Metals & Mining—1.0%
Anglo American plc, Series AAL (United Kingdom)
4.000%	05/07/2014		900,000	1,400,400
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		2,765,000	3,376,756
Kaiser Aluminum Corp.
4.500%	04/01/2015	ˆ	795,000	887,856
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	2,000,250
				7,665,262

Oil, Gas & Consumable Fuels—1.4%
Bill Barrett Corp.
5.000%	03/15/2028		1,500,000	1,530,000
Chesapeake Energy Corp.
2.750%	11/15/2035		$2,000,000	$1,907,500
Patriot Coal Corp.
3.250%	05/31/2013		1,400,000	1,263,500
Penn Virginia Corp.
4.500%	11/15/2012		2,100,000	2,058,000
Petrominerales Ltd., Series PMG (Bahamas)
2.625%	08/25/2016		900,000	875,880
Pioneer Natural Resources Co.
2.875%	01/15/2038		750,000	943,125
Premier Oil Finance Jersey Ltd. (Jersey, Channel Islands)
2.875%	06/27/2014		1,600,000	1,979,643
				10,557,648

Paper & Forest Products—0.2%
Sino-Forest Corp. (Canada)
5.000%	08/01/2013	ˆ	600,000	678,000
4.250%	12/15/2016	ˆ	800,000	837,000
				1,515,000

Pharmaceuticals—1.2%
Allergan, Inc.
1.500%	04/01/2026		800,000	918,000
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	891,625
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,332,000
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		1,200,000	1,209,000
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		2,200,000	2,678,500
				9,029,125

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	ˆ	2,000,000	1,972,500
Health Care REIT, Inc.
3.000%	12/01/2029		1,000,000	1,073,750
Host Hotels & Resorts LP
2.625%	04/15/2027	ˆ	1,550,000	1,519,000
ProLogis
3.250%	03/15/2015		750,000	738,750
				5,304,000

Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014	ˆ	1,500,000	1,567,500

Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		1,203,000	1,189,466
Intel Corp.
3.250%	08/01/2039		1,500,000	1,758,750
Linear Technology Corp., Series A
3.000%	05/01/2027		1,100,000	1,122,000
Micron Technology, Inc.
1.875%	06/01/2014		750,000	670,313
Rovi Corp.
2.625%	02/15/2040	ˆ	900,000	1,120,500
Xilinx, Inc.
2.625%	06/15/2017	ˆ	1,750,000	1,990,625
				7,851,654

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)

Software—0.9%
Autonomy Corp. plc, Series AU (United Kingdom)
3.250%	03/04/2015		GBP 1,650,000	$3,045,582
Blackboard, Inc.
3.250%	07/01/2027		500,000	503,125
Microsoft Corp.
0.000%	06/15/2013	ˆ	1,300,000	1,339,000
Square Enix Holdings Co. Ltd. (Japan)
0.000%	02/04/2015		JPY 19,000,000	241,377
Symantec Corp., Series A
0.750%	06/15/2011		500,000	512,500
Symantec Corp., Series B
1.000%	06/15/2013		795,000	859,594
				6,501,178

Specialty Retail—0.7%
Group 1 Automotive, Inc.
2.250%	06/15/2036		1,800,000	1,460,250
Penske Automotive Group, Inc.
3.500%	04/01/2026		2,000,000	2,020,000
Sonic Automotive, Inc.
5.000%	10/01/2029		1,500,000	1,595,625
				5,075,875

Textiles, Apparel & Luxury Goods—0.4%
Iconix Brand Group, Inc.
1.875%	06/30/2012		2,000,000	1,952,500
Yue Yuen Industrial Holdings Ltd. (Bermuda)
0.000%	11/17/2011		HKD 4,400,000	679,932
				2,632,432

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
1.875%	05/01/2013		1,400,000	1,578,500

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $144,055,971)				151,178,535

U.S. TREASURY OBLIGATIONS—11.1%

U.S. Treasury Bills—6.2%
U.S. Treasury Bill
0.336%	05/05/2011		8,500,000	8,491,330
0.163%	02/10/2011	‡‡	19,750,000	19,740,441
0.152%	10/21/2010		5,700,000	5,699,582
0.150%	11/12/2010		5,000,000	4,999,313
0.142%	12/16/2010		1,000,000	999,747
0.137%	12/23/2010	‡‡	4,350,000	4,348,725
0.115%	11/26/2010		2,000,000	1,999,651

				46,278,789

U.S. Treasury Inflation Protected Securities Notes—0.5%
U.S. Treasury Note
2.000%	01/15/2016	§	2,903,000	3,498,618

U.S. Treasury Notes—4.4%
U.S. Treasury Note
1.375%	04/15/2012- 05/15/2013	§	8,200,000	8,371,498
1.000%	04/30/2012	§	10,124,000	10,227,629
0.625%	07/31/2012	§	$8,000,000	$8,034,696
0.375%	08/31/2012		6,500,000	6,496,191
				33,130,014

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $82,367,913)				82,907,421

GOVERNMENT RELATED OBLIGATIONS—17.3%

U.S. Government Agencies—11.4%
FDIC Structured Sale Guaranteed Notes
0.000%	10/25/2013	ˆ	760,000	725,750
Federal Farm Credit Bank
1.375%	06/25/2013		3,850,000	3,920,570
0.848%	01/24/2011	#§	3,000,000	3,004,398
0.347%	05/18/2011	#§	5,000,000	5,004,855
Federal Farm Credit Bank Discount Note
0.503%	05/12/2011	§	2,000,000	1,997,770
Federal Home Loan Bank
5.375%	08/19/2011		7,390,000	7,719,151
1.000%	02/28/2011	§	3,000,000	3,005,121
Federal Home Loan Bank Discount Note
0.220%	03/25/2011		4,000,000	3,996,888
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,131,670
1.625%	04/26/2011		6,905,000	6,958,721
1.250%	01/26/2012		5,000,000	5,012,085
1.000%	08/28/2012	§	4,000,000	4,038,240
Federal Home Loan Mortgage Corp. Discount Note
0.331%	05/02/2011		3,000,000	2,996,805
Federal National Mortgage Association
2.750%	04/11/2011	§	5,000,000	5,066,100
1.800%	03/15/2013		1,500,000	1,507,992
1.375%	04/28/2011		1,500,000	1,509,690
0.800%	09/28/2012		3,000,000	3,003,399
0.625%	09/24/2012	§	7,000,000	7,019,747
0.464%	02/23/2012	#§	2,000,000	2,002,380
0.276%	08/23/2012	#§	3,000,000	3,000,468
Federal National Mortgage Association Discount Note
0.513%	04/26/2011	§	5,000,000	4,995,115
0.281%	06/01/2011		2,200,000	2,197,180
				84,814,095

U.S. Government Agencies– U.S. Government Guaranteed Bank Debt—1.4%
Bank of America NA MTN
1.700%	12/23/2010	§	2,400,000	2,408,472
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011	§	2,000,000	2,014,192
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,181,158
State Street Bank and Trust Co. (FRN)
0.492%	09/15/2011	#§	1,500,000	1,504,328
US Central Federal Credit Union
0.525%	10/19/2011	#§	2,900,000	2,892,995
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	654,781
				10,655,926

Non-U.S. Government Agencies—0.5%
Export Development Canada (Canada)
2.250%	05/28/2015		600,000	624,185
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	535,379
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,409,842

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	ˆ	$ 1,400,000	$1,517,072
				4,086,478

Sovereign Debt—2.2%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,866,225
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD 500,000	489,465
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,570,000	1,748,980
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,410,720
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,890,000	1,887,442
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		1,135,000	1,192,503
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,340,000	1,498,790
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK 2,500,000	469,268
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	847,300
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,065,600
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	ˆ	600,000	636,000
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,063,576
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,182,600
				16,358,469

U.S. Municipal Bonds—1.4%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012- 03/01/2013		1,390,000	1,453,711
Commonwealth of Massachusetts Government Obligation Notes, Series 2010 A (Massachusetts)
2.000%	04/28/2011		2,300,000	2,322,701
Indiana Finance Authority Revenue Bonds, Series 2003 (Indiana)
0.390%	11/15/2039	#	550,000	550,022
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,300,000	1,314,833
New Jersey Economic Development Authority Revenue Bonds, Series 2004 (New Jersey)
5.000%	06/15/2011		400,000	405,440
New York Liberty Development Corp. Revenue Bonds, Series 2009 (New York)
0.500%	12/01/2049	#	1,730,000	1,730,986
New York State Urban Development Corp. Revenue Bonds, Series 2002 A (New York)
5.500%	01/01/2017	#§	1,300,000	1,316,289
South Carolina State Public Service Authority Revenue Bonds, Series 2010 A (South Carolina)
0.507%	07/15/2011	#	1,000,000	999,940
				10,093,922

Non-U.S. Regional Authority Bonds—0.4%
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	ˆ	$1,260,000	$1,270,034
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		1,530,000	1,568,160
				2,838,194

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $127,536,867)				128,847,084

ASSET-BACKED SECURITIES—5.3%

Automobile—4.2%
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A2
0.770%	12/09/2013		3,000,000	3,001,610
Bank of America Auto Trust
Series 2010-2, Class A1
0.619%	07/15/2011		1,538,391	1,539,580
Bank of America Auto Trust
Series 2010-2, Class A2
0.910%	10/15/2012		4,280,000	4,292,767
BMW Vehicle Lease Trust
Series 2010-1, Class A2
0.580%	09/17/2012	§	5,430,000	5,433,076
Capital Auto Receivables Asset Trust
Series 2007-2, Class A4A
5.390%	02/18/2014		1,547,792	1,585,253
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		368,187	368,548
Honda Auto Receivables Owner Trust
Series 2010-2, Class A2
0.820%	06/18/2012	§	3,260,000	3,267,093
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.920%	12/15/2011		2,420,387	2,441,937
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A2
0.550%	03/15/2013		5,430,000	5,433,315
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.410%	04/16/2012	§	3,410,000	3,464,592
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		71,472	71,594
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A3A
5.290%	04/20/2012		310,964	313,118
				31,212,483

Home Equity—1.1%
Ameriquest Mortgage Securities, Inc.
Series 2003-AR3, Class M2
3.331%	10/25/2033	#	709,802	660,399
Argent Securities, Inc.
Series 2006-W3, Class A2B
0.376%	04/25/2036	#	79,224	36,972
CIT Equipment Collateral
Series 2008-VT1, Class A3
6.590%	12/22/2014		1,506,756	1,554,010
Countrywide Asset-Backed Certificates
Series 2005-11, Class 3AV2
0.546%	02/25/2036	#	431,762	421,026
Countrywide Asset-Backed Certificates
Series 2004-AB1, Class 2A3
1.296%	02/25/2035	#	522,427	514,101

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Countrywide Asset-Backed Certificates
Series 2005-12, Class 2A3
5.069%	02/25/2036	#	$718,341	$694,212
Lehman XS Trust
Series 2005-8, Class 2A1A
0.456%	12/25/2035	#	134,963	134,970
Option One Mortgage Loan Trust
Series 2005-4, Class A3
0.516%	11/25/2035	#	1,078,314	997,892
Park Place Securities, Inc.
Series 2004-WHQ2, Class A3E
0.676%	02/25/2035	#	143,931	143,820
Residential Asset Mortgage Products, Inc.
Series 2005-RS2, Class AII3
0.606%	02/25/2035	#	98,705	98,473
Saxon Asset Securities Trust
Series 2005-4, Class A2C
0.506%	11/25/2037	#	839,388	809,554
Soundview Home Equity Loan Trust
Series 2006-OPT4, Class 2A2
0.346%	06/25/2036	#	210,641	209,924
Specialty Underwriting & Residential Finance
Series 2005-BC3, Class A2C
0.626%	06/25/2036	#	208,186	207,781
Structured Asset Investment Loan Trust
Series 2003-BC1, Class A2
0.936%	01/25/2033	#	2,246,357	1,799,907
				8,283,041

TOTAL ASSET-BACKED SECURITIES
(Cost $39,807,103)				39,495,524

			Contracts	Value

PURCHASED OPTIONS—0.5%
Put—Euro Bund, Expires 11/30/2010, Strike EUR 144.00			103	1,765,013
Put—Swiss Market Index, Expires 12/17/2010, Strike CHF 6,431.50			470	129,126
Call—U.S. 10 Years Note Futures, Expires 11/26/2010, Strike $114.00			170	2,047,969

TOTAL PURCHASED OPTIONS
(Cost $3,547,927)				3,942,108

Coupon Rate	Maturity Date		Face	Value

CERTIFICATES OF DEPOSIT—1.3%

Commercial Banks—1.3%
Bank of Nova Scotia
0.543%	03/05/2012	§	$2,100,000	2,106,615
0.543%	03/12/2012	§	1,000,000	1,001,537
Nordea Bank Finland plc
0.827%	04/13/2012		2,500,000	2,500,385
Standard Chartered Bank yankee
0.776%	11/16/2011	§	3,640,000	3,642,366

TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,239,286)				9,250,903

			Shares	Value

CASH EQUIVALENTS—5.7%

Institutional Money Market Fund—5.7%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $42,467,454)			42,467,454	$42,467,454

TOTAL INVESTMENTS—99.3%
(Cost $721,799,390)				739,582,818
Other assets less liabilities—0.7%				5,154,177

NET ASSETS—100.0%				$744,736,995

Legend to the Schedule of Investments:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
NOK	Norwegian Krone
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
§
Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $40,622,337, which represents 5.5% of Net Assets.

‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—18.4%

Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$118,577
5.125%	02/15/2013		250,000	272,845
4.875%	02/15/2020		200,000	228,908
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	296,595
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	344,267
United Technologies Corp.
6.700%	08/01/2028		150,000	190,319
6.100%	05/15/2012		50,000	54,063
4.875%	05/01/2015		500,000	573,460
				2,079,034

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	283,623

Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012		570,000	613,200

Beverages—0.4%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	414,967
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/2020		500,000	565,443
Bottling Group LLC
5.500%	04/01/2016		500,000	590,370
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	118,500
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	713,700
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	864,651
Dr. Pepper Snapple Group, Inc.
6.820%	05/01/2018		500,000	619,570
PepsiCo, Inc.
3.750%	03/01/2014		500,000	541,280
				4,428,481

Biotechnology—0.2%
Amgen, Inc.
6.150%	06/01/2018		1,000,000	1,219,888
5.850%	06/01/2017		250,000	298,861
Genentech, Inc.
5.250%	07/15/2035		100,000	107,458
				1,626,207

Capital Markets—1.5%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	304,980
6.400%	10/02/2017		1,000,000	1,166,444
5.700%	11/15/2014		50,000	56,429
4.650%	07/02/2018		400,000	421,788
Credit Suisse USA, Inc.
5.125%	01/15/2014		500,000	550,645
5.125%	08/15/2015		500,000	561,394
Goldman Sachs Group, Inc. (The)
6.600%	01/15/2012		650,000	692,970
6.250%	09/01/2017		500,000	561,192
6.150%	04/01/2018		500,000	555,447
6.125%	02/15/2033		$600,000	$654,802
5.700%	09/01/2012		250,000	269,209
5.450%	11/01/2012		500,000	539,498
5.150%	01/15/2014		500,000	543,152
5.125%	01/15/2015		500,000	541,802
5.000%	10/01/2014		553,000	603,961
Jefferies Group, Inc.
6.250%	01/15/2036		230,000	211,818
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037		500,000	509,786
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	280,482
6.220%	09/15/2026		1,000,000	1,018,433
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		630,000	707,724
Morgan Stanley
7.250%	04/01/2032		100,000	116,931
6.000%	05/13/2014		500,000	549,373
Morgan Stanley MTN
5.450%	01/09/2017		1,000,000	1,056,004
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	555,154
6.000%	04/28/2015		1,000,000	1,100,538
5.950%	12/28/2017		500,000	537,881
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	343,437
				15,011,274

Chemicals—0.3%
Dow Chemical Co. (The)
8.550%	05/15/2019		800,000	1,011,770
7.375%	11/01/2029		150,000	173,984
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	200,167
4.750%	11/15/2012		500,000	538,490
Monsanto Co.
5.500%	08/15/2025		200,000	230,074
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	538,325
Praxair, Inc.
3.950%	06/01/2013		150,000	161,106
3.250%	09/15/2015		500,000	534,046
				3,387,962

Commercial Banks—1.3%
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	310,427
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	1,060,777
BB&T Corp.
5.250%	11/01/2019		500,000	539,175
Capital One Financial Corp.
6.150%	09/01/2016		500,000	548,859
Credit Suisse (Switzerland)
5.300%	08/13/2019		400,000	443,922
Discover Bank
7.000%	04/15/2020		200,000	217,954
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	557,525
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	1,018,407
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	162,248
HSBC Bank USA NA
4.875%	08/24/2020		400,000	418,019
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	109,122
5.700%	08/15/2012		500,000	528,994

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023		$200,000	$257,239
National City Corp.
6.875%	05/15/2019		500,000	587,488
NB Capital Trust II
7.830%	12/15/2026		200,000	206,760
Regions Bank
6.450%	06/26/2037		500,000	453,941
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	752,360
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		100,000	105,312
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	278,950
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	113,314
5.875%	07/15/2016		1,000,000	1,109,185
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	113,917
Wachovia Bank NA, Bank Note
6.600%	01/15/2038		300,000	341,622
4.875%	02/01/2015		500,000	542,080
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,000,000	1,099,861
Wells Fargo & Co.
5.000%	11/15/2014		750,000	810,556
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	104,144
Westpac Banking Corp. (Australia)
4.200%	02/27/2015		400,000	430,336
3.000%	08/04/2015		400,000	409,002
				13,631,496

Commercial Services & Supplies—0.1%
Waste Management, Inc.
7.000%	07/15/2028		450,000	544,068

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	590,524
4.950%	02/15/2019		500,000	573,003
Motorola, Inc.
7.500%	05/15/2025		340,000	404,156
				1,567,683

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040		300,000	299,324
1.400%	09/10/2013		300,000	301,350
Hewlett-Packard Co.
2.125%	09/13/2015		200,000	201,969
1.250%	09/13/2013		200,000	201,474
				1,004,117

Construction Materials—0.2%
CRH America, Inc.
6.000%	09/30/2016		750,000	840,777
Lafarge SA (France)
6.500%	07/15/2016		750,000	810,384
				1,651,161

Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038		$350,000	$495,467
4.875%	07/15/2013		1,000,000	1,082,669
American Express Credit Corp.
2.750%	09/15/2015		400,000	402,972
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015		200,000	209,739
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	471,875
HSBC Finance Corp.
7.000%	05/15/2012		1,000,000	1,081,776
6.375%	11/27/2012		1,000,000	1,094,265
John Deere Capital Corp.
7.000%	03/15/2012		350,000	380,796
John Deere Capital Corp. MTN
1.875%	06/17/2013		200,000	204,632
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	260,175
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	490,327
				6,174,693

Diversified Financial Services—2.1%
Associates Corp. of North America
6.950%	11/01/2018		250,000	276,419
Bank of America Corp.
7.750%	08/15/2015		750,000	870,131
6.800%	03/15/2028		200,000	212,400
5.750%	12/01/2017		460,000	492,535
5.420%	03/15/2017		700,000	717,840
4.875%	01/15/2013		200,000	212,468
4.500%	04/01/2015		200,000	210,062
Bank of America Corp. MTN
4.900%	05/01/2013		200,000	213,703
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	230,056
5.650%	05/01/2018		200,000	212,228
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,089,914
Citigroup, Inc.
8.125%	07/15/2039		500,000	633,613
6.625%	06/15/2032		150,000	155,464
6.125%	11/21/2017		750,000	820,454
6.010%	01/15/2015		200,000	220,088
6.000%	02/21/2012		90,000	95,496
6.000%	08/15/2017		600,000	649,276
5.850%	12/11/2034		100,000	101,092
5.625%	08/27/2012		150,000	158,611
5.500%	04/11/2013		1,820,000	1,953,728
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,327,570
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	275,913
General Electric Capital Corp.
5.500%	01/08/2020		100,000	109,591
4.800%	05/01/2013		1,000,000	1,080,034
General Electric Capital Corp. MTN
5.875%	01/14/2038		300,000	305,726
5.400%	02/15/2017		250,000	275,723
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	836,268
6.000%	06/15/2012		1,000,000	1,079,665
5.875%	02/15/2012		500,000	533,098
5.625%	09/15/2017		750,000	839,047
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,077,090

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
6.400%	05/15/2038		$300,000	$360,196
5.750%	01/02/2013		750,000	816,848
5.125%	09/15/2014		500,000	548,710
4.750%	03/01/2015		500,000	546,881
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	568,375
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%		#	300,000	301,043
Western Union Co. (The)
5.253%	04/01/2020	ˆ	802,000	869,162
				21,276,518

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		500,000	583,510
6.300%	01/15/2038		250,000	283,342
6.150%	09/15/2034		500,000	549,108
5.625%	06/15/2016		150,000	174,453
5.350%	09/01/2040	ˆ	307,000	309,597
BellSouth Corp.
6.875%	10/15/2031		350,000	406,499
6.000%	10/15/2011		250,000	263,574
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	209,396
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		600,000	842,450
Embarq Corp.
7.082%	06/01/2016		500,000	556,356
France Telecom SA (France)
8.500%	03/01/2031		500,000	725,256
Qwest Corp.
6.500%	06/01/2017		500,000	548,750
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	575,231
6.000%	09/30/2034		250,000	236,563
5.250%	11/15/2013		350,000	376,310
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		200,000	218,001
3.729%	04/27/2015		200,000	209,369
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	462,443
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	580,293
5.850%	09/15/2035		500,000	540,487
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	168,317
7.375%	09/01/2012		1,000,000	1,121,256
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	267,975
				10,208,536

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	173,170
Arizona Public Service Co.
6.500%	03/01/2012		150,000	160,414
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	164,822
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	335,687
5.800%	03/15/2018		$100,000	$117,157
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	584,419
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	172,341
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	400,315
4.300%	06/15/2020		100,000	110,490
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	313,954
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	162,815
Exelon Corp.
4.900%	06/15/2015		350,000	384,015
FirstEnergy Corp., Series B
6.450%	11/15/2011		8,000	8,386
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	163,433
FirstEnergy Solutions Corp.
6.050%	08/15/2021		500,000	535,235
Florida Power & Light Co.
5.625%	04/01/2034		50,000	56,435
4.950%	06/01/2035		100,000	103,428
4.850%	02/01/2013		150,000	163,356
Florida Power Corp.
6.400%	06/15/2038		350,000	434,457
FPL Group Capital, Inc.
6.000%	03/01/2019		250,000	290,381
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	222,617
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	614,965
Jersey Central Power & Light
5.625%	05/01/2016		500,000	567,371
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		200,000	229,592
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	164,646
Nisource Finance Corp.
5.450%	09/15/2020		500,000	542,970
Northern States Power Co.
5.250%	03/01/2018		500,000	578,076
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	169,914
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	582,220
Oncor Electric Delivery Co. LLC
6.375%	05/01/2012		350,000	381,354
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	568,692
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	290,627
PSEG Power LLC
8.625%	04/15/2031		300,000	407,037
2.500%	04/15/2013		500,000	514,077
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	159,991
Southern California Edison Co.
6.650%	04/01/2029		500,000	613,019
Southern Power Co., Series D
4.875%	07/15/2015		350,000	390,009
Union Electric Co.
6.400%	06/15/2017		500,000	589,366
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	597,301
5.400%	04/30/2018		500,000	583,951

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	$380,000	$448,629
Wisconsin Electric Power
5.625%	05/15/2033	150,000	168,894
			14,220,028

Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014	150,000	171,426

Electronic Equipment, Instruments & Components—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	106,314
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	279,047
			385,361

Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	400,000	544,818
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	221,872
3.450%	08/01/2015	200,000	208,650
Transocean, Inc. (Switzerland)
6.800%	03/15/2038	500,000	514,315
Weatherford International Ltd. (Bermuda)
6.750%	09/15/2040	500,000	522,849
Weatherford International Ltd. (Switzerland)
9.625%	03/01/2019	400,000	522,608
			2,535,112

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	500,000	607,768
4.875%	09/15/2014	530,000	587,801
Kroger Co. (The)
7.500%	04/01/2031	200,000	258,911
5.400%	07/15/2040	200,000	208,649
			1,663,129

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	750,000	875,086
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	534,206
Campbell Soup Co.
4.875%	10/01/2013	250,000	279,584
ConAgra Foods, Inc.
5.875%	04/15/2014	1,000,000	1,142,634
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	462,366
6.500%	02/09/2040	100,000	117,503
6.250%	06/01/2012	500,000	543,516
5.375%	02/10/2020	100,000	111,913
4.125%	02/09/2016	100,000	108,300
			4,175,108

Gas Utilities—0.1%
Sempra Energy
6.150%	06/15/2018	500,000	592,673

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016	$400,000	$482,555
CareFusion Corp.
6.375%	08/01/2019	500,000	595,917
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	500,000	595,382
Johnson & Johnson
5.950%	08/15/2037	250,000	308,643
4.950%	05/15/2033	200,000	219,742
			2,202,239

Health Care Providers & Services—0.2%
Aetna, Inc.
6.625%	06/15/2036	250,000	286,565
CIGNA Corp.
5.125%	06/15/2020	300,000	324,753
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	584,555
5.375%	03/15/2016	500,000	570,274
WellPoint, Inc.
6.800%	08/01/2012	150,000	164,543
5.250%	01/15/2016	500,000	561,405
			2,492,095

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	586,671
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	239,945
			826,616

Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016	750,000	823,086
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	611,344
5.625%	02/15/2012	250,000	265,860
			1,700,290

Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	301,581

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037	100,000	118,278
General Electric Co.
5.000%	02/01/2013	1,000,000	1,086,545
			1,204,823

Insurance—0.8%
AEGON Funding Co. LLC
5.750%	12/15/2020	290,000	316,924
Allstate Corp. (The)
5.350%	06/01/2033	500,000	508,648
American International Group, Inc.
4.250%	05/15/2013	100,000	103,750
American International Group, Inc., Series G MTN
5.850%	01/16/2018	1,000,000	1,040,000
Assurant, Inc.
5.625%	02/15/2014	500,000	534,071

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
AXA SA (France)
8.600%	12/15/2030		$250,000	$289,775
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,660,723
Chubb Corp.
6.375%	03/29/2067	#	200,000	199,000
CNA Financial Corp.
5.850%	12/15/2014		430,000	461,290
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	309,981
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	212,122
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	140,622
Lincoln National Corp.
6.150%	04/07/2036		250,000	258,356
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	276,825
MetLife, Inc.
5.700%	06/15/2035		250,000	266,664
2.375%	02/06/2014		300,000	303,419
Progressive Corp. (The)
6.625%	03/01/2029		150,000	173,026
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	115,147
5.375%	06/21/2020		100,000	108,301
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	255,297
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	218,838
				7,752,779

IT Services—0.1%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013		150,000	170,596
International Business Machines Corp.
7.000%	10/30/2025		300,000	393,172
4.750%	11/29/2012		250,000	271,969
				835,737

Machinery—0.1%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	606,798
Deere & Co.
6.950%	04/25/2014		250,000	298,359
GE Capital Trust I
6.375%	11/15/2067	#	130,000	130,163
Honeywell International, Inc.
6.125%	11/01/2011		250,000	263,937
Tyco International Finance SA (Luxembourg)
3.375%	10/15/2015		200,000	211,302
				1,510,559

Media—1.0%
CBS Corp.
7.875%	07/30/2030		250,000	301,745
5.750%	04/15/2020		200,000	222,555
5.625%	08/15/2012		50,000	53,092
Comcast Corp.
6.450%	03/15/2037		500,000	557,289
6.300%	11/15/2017		1,000,000	1,181,639
5.650%	06/15/2035		200,000	202,572
COX Communications, Inc.
5.500%	10/01/2015		$75,000	$84,495
4.625%	06/01/2013		250,000	269,837
DIRECTV Holdings LLC
5.200%	03/15/2020		200,000	216,884
3.550%	03/15/2015		200,000	207,821
News America Holdings, Inc.
8.000%	10/17/2016		150,000	190,228
7.750%	12/01/2045		200,000	251,349
News America, Inc.
5.650%	08/15/2020		500,000	577,070
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	577,228
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	608,095
Time Warner Cable, Inc.
6.200%	07/01/2013		1,000,000	1,127,270
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	660,878
8.375%	07/15/2033		500,000	649,880
Time Warner, Inc.
5.875%	11/15/2016		1,000,000	1,165,963
Viacom, Inc.
6.875%	04/30/2036		300,000	353,341
6.250%	04/30/2016		500,000	587,190
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	275,985
				10,322,406

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017		590,000	613,064
ArcelorMittal (Luxembourg)
7.000%	10/15/2039		400,000	409,910
5.250%	08/05/2020		400,000	403,887
3.750%	08/05/2015		400,000	404,717
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		1,000,000	1,229,401
Newmont Mining Corp.
6.250%	10/01/2039		200,000	230,103
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	172,662
4.875%	09/15/2012		350,000	372,694
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		1,000,000	1,115,293
Southern Copper Corp.
7.500%	07/27/2035		250,000	290,502
Teck Resources Ltd. (Canada)
10.750%	05/15/2019		200,000	252,235
10.250%	05/15/2016		115,000	139,879
9.750%	05/15/2014		75,000	92,542
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	114,496
				5,841,385

Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031		350,000	441,332
6.000%	01/15/2018		500,000	604,058
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	339,320
5.250%	09/01/2035		750,000	805,971
4.550%	05/01/2013		500,000	547,478
				2,738,159

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015		$500,000	$540,554
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	212,196
Xerox Corp.
6.350%	05/15/2018		500,000	580,978
				1,333,728

Oil, Gas & Consumable Fuels—1.6%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	489,266
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	608,978
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	199,502
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	534,952
5.450%	10/01/2012		250,000	269,335
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	234,786
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	979,339
ConocoPhillips Holding Co.
6.950%	04/15/2029		1,000,000	1,288,674
EnCana Corp. (Canada)
6.300%	11/01/2011		250,000	263,847
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	834,041
Enterprise Products Operating LLC
6.450%	09/01/2040		300,000	334,665
3.700%	06/01/2015		100,000	105,083
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	170,787
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	169,523
Hess Corp.
7.300%	08/15/2031		250,000	308,454
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	329,271
6.500%	02/01/2037		300,000	324,932
Marathon Oil Corp.
6.125%	03/15/2012		350,000	374,329
5.900%	03/15/2018		500,000	578,005
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	546,658
5.050%	11/20/2013		250,000	272,481
ONEOK Partners LP
6.150%	10/01/2016		160,000	185,236
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	106,542
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	311,250
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015		300,000	315,044
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,154,285
3.100%	06/28/2015		100,000	105,393
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	322,523
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	594,801
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		$350,000	$384,365
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	190,806
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	550,590
4.000%	06/15/2013		250,000	268,412
Valero Energy Corp.
6.125%	06/15/2017		500,000	553,661
4.750%	06/15/2013		500,000	533,324
Williams Cos., Inc.
7.875%	09/01/2021		371,000	451,333
Williams Partners LP
6.300%	04/15/2040		100,000	110,625
5.250%	03/15/2020		100,000	108,911
3.800%	02/15/2015		100,000	105,329
XTO Energy, Inc.
5.500%	06/15/2018		300,000	359,955
4.900%	02/01/2014		750,000	841,900
				16,771,193

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	599,314

Pharmaceuticals—0.8%
Abbott Laboratories
5.875%	05/15/2016		700,000	842,165
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	904,091
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	407,091
5.450%	05/01/2018		500,000	595,333
Eli Lilly & Co.
6.770%	01/01/2036		250,000	319,955
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	550,276
4.375%	04/15/2014		500,000	554,808
Merck & Co., Inc.
6.550%	09/15/2037		200,000	259,397
6.500%	12/01/2033		250,000	319,616
4.750%	03/01/2015		350,000	397,726
4.375%	02/15/2013		200,000	215,560
Novartis Capital Corp.
2.900%	04/24/2015		200,000	211,083
1.900%	04/24/2013		200,000	205,430
Pfizer, Inc.
6.200%	03/15/2019		400,000	493,340
Pharmacia Corp.
6.500%	12/01/2018		350,000	439,031
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	301,512
Wyeth
6.500%	02/01/2034		250,000	311,471
5.500%	03/15/2013		100,000	110,765
5.500%	02/01/2014		250,000	283,931
				7,722,581

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
6.250%	01/15/2013		750,000	825,740
Camden Property Trust
5.000%	06/15/2015		200,000	215,425
Duke Realty LP
7.375%	02/15/2015		150,000	171,182
ERP Operating LP
5.375%	08/01/2016		500,000	552,629
5.200%	04/01/2013	†	250,000	270,564

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
HCP, Inc. MTN
6.700%	01/30/2018		$500,000	$551,010
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	321,753
ProLogis
5.625%	11/15/2016		250,000	240,992
Simon Property Group LP
4.375%	03/01/2021		400,000	406,333
				3,555,628

Road & Rail—0.3%
Burlington Northern Santa Fe Corp.
5.650%	05/01/2017		500,000	577,699
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	630,355
CSX Corp.
7.375%	02/01/2019		300,000	377,228
6.000%	10/01/2036		334,000	373,645
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	357,324
Union Pacific Corp.
6.625%	02/01/2029		250,000	300,893
				2,617,144

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		300,000	299,259
0.875%	09/27/2013		300,000	300,638
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,164,473
				1,764,370

Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		550,000	588,362
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	472,169
				1,060,531

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	1,074,106
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,172,656
				2,246,762

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	371,165

Wireless Telecommunication Services—0.4%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,100,605
America Movil SAB de CV (Mexico)
5.000%	03/30/2020		400,000	433,415
AT&T Mobility LLC
6.500%	12/15/2011		250,000	266,781
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	618,638
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	332,349
5.625%	02/27/2017		500,000	572,955
5.375%	01/30/2015		$250,000	$281,846
				3,606,589

TOTAL CORPORATE OBLIGATIONS
(Cost $173,150,190)				186,608,564

MORTGAGE-RELATED SECURITIES—35.3%

Commercial Mortgage-Backed Securities—3.0%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043		500,000	521,552
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.190%	09/10/2047	#	1,000,000	1,025,554
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A2
5.381%	01/15/2049		500,000	515,793
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,097,932
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.150%	10/12/2042	#	921,000	1,019,460
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	#	725,362	762,183
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.396%	07/15/2044	#	900,000	992,157
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037		500,000	524,094
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,047,813
CW Capital Cobalt Ltd., Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	769,554
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,048,633
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	†	1,000,000	1,055,977
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	655,064
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,880,603
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	1,067,358
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class AM
5.320%	01/12/2043	#	400,000	369,336
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	999,864
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	715,039
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	538,937
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM
5.464%	01/15/2049	#	2,000,000	1,769,737
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	785,975

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	$750,000	$798,545
Morgan Stanley Capital I, Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	770,717
Morgan Stanley Capital I, Series 2007-HQ13, Class A2
5.649%	12/15/2044		1,400,000	1,473,646
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		410,862	424,973
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	786,044
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	813,913
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	530,412
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.484%	07/15/2041	#	750,000	817,340
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	992,394
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
6.188%	06/15/2045	#	1,000,000	755,997
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	512,675
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	491,755
				30,331,026

U.S. Government Agency Mortgage-Backed Securities—32.3%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		355,143	403,899
7.000%	02/01/2016- 09/01/2036		951,051	1,066,566
6.500%	07/01/2014- 01/01/2039		4,220,756	4,638,431
6.009%	01/01/2037	#	1,351,981	1,457,354
6.000%	11/01/2016- 10/01/2038		11,805,266	12,777,324
5.811%	01/01/2037	#	323,867	347,206
5.633%	02/01/2037	#	397,910	426,919
5.500%	02/01/2018- 08/01/2039		19,150,672	20,440,349
5.000%	05/01/2018- 06/01/2040		25,641,455	27,105,938
4.500%	08/01/2018- 05/01/2040		24,719,023	25,852,958
4.000%	05/01/2019- 09/01/2040		8,458,070	8,780,810
Federal Home Loan Mortgage Corp. TBA
6.000%	10/15/2040		500,000	536,094
4.500%	10/15/2040- 11/15/2040		1,900,000	1,974,110
4.000%	10/15/2025		1,000,000	1,044,062
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		$32,184	$36,762
7.000%	03/01/2030- 04/01/2038		1,977,414	2,216,300
6.500%	02/01/2017- 03/01/2038		4,855,095	5,367,701
6.000%	04/01/2014- 11/01/2039		18,189,570	19,694,419
5.667%	01/01/2037	#	1,736,286	1,855,419
5.618%	03/01/2037	#	3,241,400	3,449,270
5.500%	01/01/2018- 04/01/2040		31,368,878	33,586,864
5.333%	02/01/2037	#	182,805	194,895
5.000%	03/01/2018- 07/01/2040		31,056,245	32,879,913
4.777%	10/01/2035	#	938,578	984,150
4.500%	03/01/2018- 08/01/2040		31,960,257	33,452,024
4.000%	08/01/2018- 02/01/2040		15,481,588	16,071,585
3.558%	08/01/2040	#	495,966	517,750
3.122%	06/01/2040	#	486,882	502,620
2.802%	05/01/2035	#	1,016,639	1,065,298
2.798%	05/01/2035	#	306,891	322,682
Federal National Mortgage Association TBA
6.000%	10/25/2040		1,000,000	1,074,219
5.500%	10/25/2040		1,000,000	1,063,125
5.000%	10/25/2040		1,600,000	1,684,250
4.500%	10/25/2025- 10/25/2040		1,400,000	1,462,312
4.000%	10/25/2025- 11/25/2040		1,200,000	1,234,124
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		481,072	552,120
7.000%	09/15/2037		49,669	55,204
6.500%	03/15/2026- 01/15/2039		2,390,054	2,649,526
6.000%	02/15/2033- 12/15/2039		5,964,527	6,507,562
5.500%	03/15/2033- 11/15/2039		9,317,374	10,062,510
5.000%	05/15/2033- 07/20/2040		18,259,905	19,512,194
4.500%	07/15/2038- 08/15/2040		16,534,159	17,433,183
4.000%	06/15/2039- 08/15/2040		1,731,153	1,793,604
Government National Mortgage Association TBA
5.000%	10/15/2040		700,000	745,391
4.500%	10/15/2040- 11/15/2040		3,300,000	3,469,376
				328,348,372

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $342,237,553)				358,679,398

U.S. TREASURY OBLIGATIONS—33.5%

U.S. Treasury Bonds—6.4%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,865,601
9.875%	11/15/2015		2,550,000	3,632,755
9.125%	05/15/2018		1,060,000	1,598,778
8.750%	05/15/2017- 08/15/2020		2,610,000	3,896,858
8.500%	02/15/2020		1,600,000	2,415,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
8.125%	08/15/2019- 05/15/2021		$4,040,000	$5,993,656
8.000%	11/15/2021		1,620,000	2,443,669
7.875%	02/15/2021		600,000	889,125
7.500%	11/15/2024		775,000	1,174,973
7.250%	08/15/2022		1,130,000	1,638,500
7.125%	02/15/2023		925,000	1,334,168
6.875%	08/15/2025		1,000,000	1,452,969
6.250%	08/15/2023- 05/15/2030		1,900,000	2,640,469
6.125%	11/15/2027		700,000	966,657
6.000%	02/15/2026		565,000	763,015
5.375%	02/15/2031		400,000	515,062
5.000%	05/15/2037		1,410,000	1,751,044
4.750%	02/15/2037		1,835,000	2,193,972
4.625%	02/15/2040		3,000,000	3,505,782
4.500%	02/15/2036- 08/15/2039		7,100,000	8,150,841
4.375%	02/15/2038- 05/15/2040		8,870,000	9,969,685
4.250%	05/15/2039		2,700,000	2,968,734
3.875%	08/15/2040		1,200,000	1,240,687
3.500%	02/15/2039		2,100,000	2,032,078

				65,034,328

U.S. Treasury Notes—27.1%
U.S. Treasury Note
5.125%	05/15/2016		700,000	838,359
4.875%	02/15/2012- 08/15/2016		4,255,000	4,720,356
4.750%	05/15/2014- 08/15/2017		2,110,000	2,468,187
4.625%	10/31/2011- 02/15/2017		2,890,000	3,136,068
4.500%	11/30/2011- 02/15/2016		5,060,000	5,383,979
4.375%	08/15/2012		1,000,000	1,075,039
4.250%	09/30/2012- 11/15/2017		12,035,000	13,415,657
4.125%	08/31/2012- 05/15/2015		4,880,000	5,378,911
4.000%	02/15/2014- 08/15/2018		6,050,000	6,770,483
3.875%	10/31/2012- 05/15/2018		7,655,000	8,346,031
3.750%	11/15/2018		5,000,000	5,586,720
3.625%	05/15/2013- 02/15/2020		11,570,000	12,665,669
3.500%	02/15/2018- 05/15/2020		8,825,000	9,648,707
3.375%	11/30/2012- 11/15/2019		8,750,000	9,375,414
3.250%	06/30/2016- 03/31/2017		5,500,000	6,005,001
3.125%	08/31/2013- 05/15/2019		10,400,000	11,179,149
3.000%	08/31/2016- 02/28/2017		4,100,000	4,415,281
2.750%	10/31/2013- 02/15/2019		11,930,000	12,567,845
2.625%	06/30/2014- 08/15/2020		13,285,000	13,969,631
2.500%	03/31/2015- 06/30/2017		4,000,000	4,205,156
2.500%	04/30/2015	†	$2,000,000	$2,120,626
2.375%	07/31/2017	†	1,000,000	1,032,656
2.375%	08/31/2014- 02/28/2015		11,075,000	11,688,499
2.250%	05/31/2014- 01/31/2015		5,000,000	5,251,735
2.125%	11/30/2014- 05/31/2015		4,900,000	5,115,849
2.000%	11/30/2013		2,000,000	2,082,188
1.875%	06/15/2012- 09/30/2017		11,825,000	12,065,656
1.750%	11/15/2011- 07/31/2015		17,000,000	17,440,901
1.500%	07/15/2012- 12/31/2013		6,350,000	6,499,871
1.375%	02/15/2012- 05/15/2013		23,380,000	23,817,855
1.250%	08/31/2015	†	2,500,000	2,499,610
1.250%	09/30/2015		1,500,000	1,497,891
1.125%	12/15/2011- 06/15/2013		7,900,000	8,000,793
1.000%	10/31/2011- 07/15/2013		11,550,000	11,657,834
0.875%	01/31/2012- 02/29/2012		4,500,000	4,533,912
0.750%	11/30/2011- 05/31/2012		6,000,000	6,033,526
0.750%	08/15/2013	†	3,000,000	3,011,718
0.625%	06/30/2012- 07/31/2012		5,900,000	5,925,180
0.375%	08/31/2012	†	2,000,000	1,998,828
0.375%	09/30/2012		2,000,000	1,998,126

				275,424,897

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $326,924,140)				340,459,225

GOVERNMENT RELATED OBLIGATIONS—11.5%

U.S. Government Agencies—6.1%
Federal Farm Credit Bank
3.500%	10/03/2011		800,000	825,379
2.950%	12/13/2018		200,000	200,064
2.125%	06/18/2012		900,000	924,680
2.120%	09/08/2016		200,000	200,668
2.000%	01/17/2012		1,000,000	1,020,656
Federal Home Loan Bank
5.750%	05/15/2012	†	2,225,000	2,415,674
5.375%	05/18/2016		2,000,000	2,390,236
5.250%	06/18/2014	†	1,000,000	1,153,319
4.875%	09/08/2017		1,250,000	1,461,354
4.750%	12/16/2016		1,000,000	1,164,981
4.500%	11/15/2012		2,500,000	2,706,907
1.750%	08/22/2012		2,400,000	2,455,867
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		1,050,000	1,414,600
6.000%	04/16/2037		600,000	636,754
5.500%	07/18/2016		1,000,000	1,204,710
5.000%	01/30/2014- 04/29/2025		850,000	933,070
4.500%	07/15/2013- 01/15/2015		3,100,000	3,446,808
4.375%	07/17/2015		1,900,000	2,157,889
3.750%	06/28/2013		2,710,000	2,935,738
3.000%	07/14/2016		250,000	251,570
2.125%	03/23/2012- 09/21/2012		2,750,000	2,825,273
1.800%	02/25/2013		600,000	602,909

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.750%	06/15/2012	$1,000,000	$1,021,945
1.450%	02/24/2014	200,000	200,692
1.400%	07/26/2013	500,000	501,183
1.200%	09/24/2013	500,000	500,459
1.000%	11/18/2011	500,000	500,371
0.950%	03/07/2013	300,000	300,561
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015	300,000	345,669
Federal National Mortgage Association
6.625%	11/15/2030	500,000	690,026
6.250%	05/15/2029	740,000	970,271
6.125%	03/15/2012	750,000	811,616
5.945%	06/07/2027	300,000	309,969
5.800%	02/09/2026	100,000	101,610
5.375%	04/11/2022	880,000	934,933
5.000%	05/11/2017	650,000	766,572
4.875%	12/15/2016	1,000,000	1,168,543
4.625%	10/15/2013	900,000	1,001,731
4.375%	09/15/2012- 03/15/2013	3,600,000	3,906,992
2.750%	02/05/2014- 03/13/2014	4,000,000	4,237,862
2.150%	08/12/2015	250,000	250,390
2.000%	05/10/2013- 03/28/2016	1,100,000	1,103,242
1.800%	02/08/2013- 03/15/2013	900,000	907,382
1.625%	11/05/2012	250,000	250,269
1.550%	08/12/2014	200,000	200,314
1.500%	07/19/2013- 09/08/2014	1,250,000	1,252,660
1.375%	07/19/2013	500,000	502,639
1.350%	08/16/2013	250,000	250,630
1.300%	05/25/2012	500,000	502,114
1.250%	07/29/2013- 08/23/2013	600,000	602,044
1.000%	09/20/2013	500,000	500,672
0.950%	07/27/2012	200,000	200,075
0.850%	08/17/2012	250,000	250,328
0.000%	06/01/2017	1,000,000	849,181
Financing Corp. Fico
8.600%	09/26/2019	500,000	723,933
Financing Corp. Fico, Series E
9.650%	11/02/2018	500,000	757,029
Tennessee Valley Authority, Series E
6.250%	12/15/2017	1,200,000	1,510,600
			62,213,613

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.9%
Ally Financial, Inc.
2.200%	12/19/2012	750,000	775,720
Bank of America Corp., Series L MTN
3.125%	06/15/2012	1,500,000	1,563,641
Citigroup Funding, Inc.
1.875%	10/22/2012	1,000,000	1,026,034
Citigroup, Inc.
2.125%	04/30/2012	1,000,000	1,025,743
General Electric Capital Corp., Series G MTN
3.000%	12/09/2011	1,000,000	1,030,673
2.625%	12/28/2012	1,000,000	1,043,222
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	1,000,000	1,045,918
JPMorgan Chase & Co.
3.125%	12/01/2011	$1,000,000	$1,031,190
Morgan Stanley
1.950%	06/20/2012	1,000,000	1,024,872
			9,567,013

Non-U.S. Government Agencies—1.2%
Eksportfinans ASA MTN (Norway)
5.000%	02/14/2012	800,000	847,103
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	312,092
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	545,507
Japan Finance Corp. (Japan)
2.125%	11/05/2012	500,000	511,786
1.500%	07/06/2012	500,000	505,796
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014	500,000	585,311
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017	1,000,000	1,169,385
4.125%	10/15/2014	1,000,000	1,109,033
3.250%	03/15/2013	750,000	795,273
2.625%	03/03/2015	750,000	793,722
1.875%	01/14/2013	200,000	205,418
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.250%	04/16/2012	1,100,000	1,128,819
Landwirtschaftliche Rentenbank (Germany)
4.875%	11/16/2015	750,000	863,287
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011	1,000,000	1,045,656
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013	200,000	203,922
Pemex Project Funding Master Trust
6.625%	06/15/2035	500,000	548,715
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	314,243
6.125%	10/06/2016	500,000	562,183
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	580,989
			12,628,240

Sovereign Debt—1.0%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	361,400
10.125%	05/15/2027	635,000	1,025,525
8.875%	04/15/2024	400,000	589,000
7.875%	03/07/2015	455,000	560,788
7.125%	01/20/2037	460,000	607,200
Panama Government International Bond (Panama)
7.250%	03/15/2015	300,000	360,000
Peruvian Government International Bond (Peru)
6.550%	03/14/2037	500,000	608,750
Poland Government International Bond (Poland)
3.875%	07/16/2015	300,000	313,547
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	196,076
Republic of Italy (Italy)
6.875%	09/27/2023	250,000	303,961
5.375%	06/15/2033	500,000	510,665
4.375%	06/15/2013	1,000,000	1,060,808
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	273,750
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	500,000	613,750
State of Israel (Israel)
5.500%	11/09/2016	600,000	696,991
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	1,018,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
United Mexican States MTN (Mexico)
8.300%	08/15/2031		$500,000	$716,250
				9,816,586

Supranational—1.2%
African Development Bank, Series GDIF
1.750%	10/01/2012		710,000	724,855
Asian Development Bank
2.750%	05/21/2014		100,000	106,134
Asian Development Bank MTN
3.625%	09/05/2013		800,000	863,743
2.125%	03/15/2012		1,000,000	1,022,934
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	302,033
European Investment Bank
5.125%	09/13/2016		500,000	591,628
4.625%	03/21/2012- 05/15/2014		1,300,000	1,409,525
3.375%	06/12/2013		500,000	533,826
3.250%	10/14/2011		200,000	205,952
1.875%	06/17/2013		1,000,000	1,030,200
1.750%	09/14/2012		1,000,000	1,023,750
1.625%	03/15/2013		200,000	204,314
Inter-American Development Bank
2.250%	07/15/2015		200,000	207,801
1.625%	07/15/2013		500,000	512,127
Inter-American Development Bank MTN
3.500%	03/15/2013	†	500,000	533,738
1.750%	10/22/2012		800,000	819,251
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	209,558
1.750%	07/15/2013	†	1,000,000	1,030,226
0.800%	07/13/2012		300,000	300,663
				11,632,258

U.S. Municipal Bonds—0.7%
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	544,255
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	452,032
Country of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		200,000	207,604
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	222,310
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		1,100,000	924,000
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029		200,000	204,762
5.750%	07/01/2034		300,000	303,360
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034		300,000	338,226
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039		100,000	108,902
6.548%	11/15/2031		200,000	216,674
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057		$300,000	$322,854
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029		500,000	584,650
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016		25,000	27,609
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042		200,000	215,196
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040		200,000	211,724
Ohio State Univeristy General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040		300,000	306,129
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	230,454
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034		300,000	340,305
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	276,866
State of California General Obligation Bonds (California)
7.625%	03/01/2040		300,000	330,264
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	225,484
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	326,451
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	301,854
				7,221,965

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	370,115
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	406,584
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	212,923
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	582,994
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	309,114
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,181,746
4.500%	02/03/2015		400,000	450,238
4.400%	04/14/2020		200,000	221,614
2.700%	06/16/2015		200,000	209,710
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	270,322
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	107,689
				4,323,049

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $110,539,847)				117,402,724

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—0.3%

Automobile—0.1%
USAA Auto Owner Trust
Series 2008-2, Class A4
5.160%	11/15/2013		$625,000	$653,177

Credit Card—0.2%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,787,611

Other—0.0%
PSE&G Transition Funding LLC
Series 2001-1, Class A6
6.610%	06/15/2015		200,000	220,366

TOTAL ASSET-BACKED SECURITIES
(Cost $2,562,427)				2,661,154

			Shares	Value

CASH EQUIVALENTS—4.2%

Institutional Money Market Funds—4.2%
Dreyfus Institutional Cash Advantage Fund		††	2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			25,444,950	25,444,950
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	5,910,588	5,910,588
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class		††	2,300,000	2,300,000
Short-Term Investments Trust Liquid Assets Portfolio		††	2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	2,300,000	2,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	2,300,000	2,300,000

TOTAL CASH EQUIVALENTS
(Cost $42,855,538)				42,855,538

TOTAL INVESTMENTS—103.2%
(Cost $998,269,695)				1,048,666,603
Other assets less liabilities—(3.2%)				(32,862,747)

NET ASSETS—100.0%				$1,015,803,856

Legend to the Schedule of Investments:
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $1,178,759, which represents 0.1% of Net Assets.

†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—99.1%

Aerospace & Defense—2.7%
Boeing Co. (The)		23,901	$1,590,373
General Dynamics Corp.		12,507	785,565
Goodrich Corp.		4,185	308,560
Honeywell International, Inc.		24,988	1,097,973
ITT Corp.		5,812	272,176
L-3 Communications Holdings, Inc.		3,715	268,483
Lockheed Martin Corp.		9,712	692,271
Northrop Grumman Corp.		9,753	591,324
Precision Castparts Corp.		4,605	586,447
Raytheon Co.		12,447	568,952
Rockwell Collins, Inc.		5,022	292,531
United Technologies Corp.		30,473	2,170,592
			9,225,247

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.	†	5,367	375,261
Expeditors International of Washington, Inc.		7,127	329,481
FedEx Corp.		10,160	868,680
United Parcel Service, Inc., Class B		32,349	2,157,355
			3,730,777

Airlines—0.1%
Southwest Airlines Co.		23,716	309,968

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,170	77,077
Johnson Controls, Inc.		21,794	664,717
			741,794

Automobiles—0.5%
Ford Motor Co.	*†	111,164	1,360,648
Harley-Davidson, Inc.		7,505	213,442
			1,574,090

Beverages—2.7%
Brown-Forman Corp., Class B	†	3,358	206,987
Coca-Cola Co. (The)		75,060	4,392,512
Coca-Cola Enterprises, Inc.		10,815	335,265
Constellation Brands, Inc., Class A	*	6,458	114,242
Dr. Pepper Snapple Group, Inc.		8,131	288,813
Molson Coors Brewing Co., Class B		5,028	237,422
PepsiCo, Inc.		51,898	3,448,103
			9,023,344

Biotechnology—1.4%
Amgen, Inc.	*	31,274	1,723,510
Biogen Idec, Inc.	*†	7,862	441,215
Celgene Corp.	*	14,947	861,097
Cephalon, Inc.	*†	2,526	157,723
Genzyme Corp.	*	8,324	589,256
Gilead Sciences, Inc.	*	27,342	973,649
			4,746,450

Building Products—0.0%
Masco Corp.		10,878	119,767

Capital Markets—2.4%
Ameriprise Financial, Inc.		8,127	384,651
Bank of New York Mellon Corp. (The)		39,556	$1,033,598
Charles Schwab Corp. (The)		32,391	450,235
E*Trade Financial Corp.	*	6,204	90,206
Federated Investors, Inc., Class B	†	2,838	64,593
Franklin Resources, Inc.	†	4,782	511,196
Goldman Sachs Group, Inc. (The)		16,816	2,431,257
Invesco Ltd.	†	14,822	314,671
Janus Capital Group, Inc.	†	5,927	64,901
Legg Mason, Inc.	†	5,075	153,823
Morgan Stanley		45,605	1,125,532
Northern Trust Corp.		7,701	371,496
State Street Corp.		16,251	612,013
T. Rowe Price Group, Inc.		8,601	430,609
			8,038,781

Chemicals—2.0%
Air Products & Chemicals, Inc.		6,874	569,305
Airgas, Inc.		2,441	165,866
CF Industries Holdings, Inc.		2,209	210,960
Dow Chemical Co. (The)	†	37,483	1,029,283
E.I. Du Pont de Nemours & Co.		29,562	1,319,056
Eastman Chemical Co.		2,451	181,374
Ecolab, Inc.		7,552	383,189
FMC Corp.		2,512	171,846
International Flavors & Fragrances, Inc.		2,537	123,095
Monsanto Co.		17,793	852,819
PPG Industries, Inc.		5,518	401,710
Praxair, Inc.		9,974	900,253
Sherwin-Williams Co. (The)	†	3,050	229,177
Sigma-Aldrich Corp.		3,803	229,625
			6,767,558

Commercial Banks—2.7%
BB&T Corp.		22,869	550,686
Comerica, Inc.		5,923	220,039
Fifth Third Bancorp		25,320	304,600
First Horizon National Corp.	*	6,781	77,377
Huntington Bancshares, Inc./Ohio		22,638	128,358
KeyCorp	†	28,389	225,976
M&T Bank Corp.	†	2,789	228,168
Marshall & Ilsley Corp.		16,636	117,117
PNC Financial Services Group, Inc.		17,070	886,104
Regions Financial Corp.		40,205	292,290
SunTrust Banks, Inc.		16,562	427,796
U.S. Bancorp		62,561	1,352,569
Wells Fargo & Co.		170,566	4,286,324
Zions Bancorporation		5,045	107,761
			9,205,165

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	3,386	125,688
Cintas Corp.		4,626	127,446
Iron Mountain, Inc.		6,512	145,478
Pitney Bowes, Inc.	†	7,101	151,819
R.R. Donnelley & Sons Co.		6,781	115,006
Republic Services, Inc.		10,271	313,163
Stericycle, Inc.	*†	2,698	187,457
Waste Management, Inc.		15,740	562,548
			1,728,605

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Communications Equipment—2.3%
Cisco Systems, Inc.	*	185,795	$4,068,910
Harris Corp.		4,085	180,925
JDS Uniphase Corp.	*	7,658	94,883
Juniper Networks, Inc.	*	17,428	528,940
Motorola, Inc.	*†	75,279	642,130
QUALCOMM, Inc.		52,395	2,364,062
Tellabs, Inc.		12,447	92,730
			7,972,580

Computers & Peripherals—4.4%
Apple, Inc.	*	29,775	8,448,656
Dell, Inc.	*	55,855	723,881
EMC Corp.	*	67,075	1,362,293
Hewlett-Packard Co.		74,034	3,114,610
Lexmark International, Inc., Class A	*	2,870	128,060
NetApp, Inc.	*†	11,411	568,154
QLogic Corp.	*†	3,699	65,250
SanDisk Corp.	*	7,315	268,095
Western Digital Corp.	*	7,676	217,922
			14,896,921

Construction & Engineering—0.2%
Fluor Corp.	†	5,633	279,002
Jacobs Engineering Group, Inc.	*	3,849	148,956
Quanta Services, Inc.	*†	6,807	129,878
			557,836

Construction Materials—0.0%
Vulcan Materials Co.	†	4,015	148,234

Consumer Finance—0.7%
American Express Co.		34,382	1,445,075
Capital One Financial Corp.		14,787	584,826
Discover Financial Services		18,231	304,093
SLM Corp.	*	16,076	185,678
			2,519,672

Containers & Packaging—0.2%
Ball Corp.		3,168	186,437
Bemis Co., Inc.	†	3,365	106,839
Owens-Illinois, Inc.	*	5,235	146,894
Pactiv Corp.	*	4,478	147,684
Sealed Air Corp.		5,101	114,671
			702,525

Distributors—0.1%
Genuine Parts Co.		4,973	221,746

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	211,203
DeVry, Inc.		2,111	103,882
H&R Block, Inc.		10,479	135,703
			450,788

Diversified Financial Services—4.0%
Bank of America Corp.		326,423	4,279,405
Citigroup, Inc.	*	772,772	3,013,811
CME Group, Inc.		2,188	569,865
IntercontinentalExchange, Inc.	*	2,472	258,868
JPMorgan Chase & Co.		129,459	4,928,504
Leucadia National Corp.	*	6,542	154,522
Moody’s Corp.	†	6,750	168,615
NASDAQ OMX Group, Inc. (The)	*	4,996	$97,072
NYSE Euronext		8,746	249,873
			13,720,535

Diversified Telecommunication Services—2.9%
AT&T, Inc.		192,274	5,499,037
CenturyLink, Inc.	†	9,970	393,416
Frontier Communications Corp.		32,749	267,559
Qwest Communications International, Inc.		56,369	353,434
Verizon Communications, Inc.		91,931	2,996,031
Windstream Corp.	†	15,317	188,246
			9,697,723

Electric Utilities—1.9%
Allegheny Energy, Inc.		5,053	123,900
American Electric Power Co., Inc.		15,506	561,782
Duke Energy Corp.		42,576	754,021
Edison International		10,394	357,450
Entergy Corp.		6,267	479,613
Exelon Corp.		21,434	912,660
FirstEnergy Corp.	†	9,733	375,110
NextEra Energy, Inc.		13,445	731,273
Northeast Utilities		5,907	174,670
Pepco Holdings, Inc.	†	7,419	137,993
Pinnacle West Capital Corp.		3,328	137,347
PPL Corp.		15,688	427,184
Progress Energy, Inc.		9,523	423,012
Southern Co.		26,890	1,001,384
			6,597,399

Electrical Equipment—0.5%
Emerson Electric Co.	†	24,573	1,294,014
Rockwell Automation, Inc.		4,779	295,008
Roper Industries, Inc.		2,903	189,217
			1,778,239

Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc.	*	11,545	385,256
Amphenol Corp., Class A		5,455	267,186
Corning, Inc.	†	50,629	925,498
FLIR Systems, Inc.	*	5,021	129,040
Jabil Circuit, Inc.		6,753	97,311
Molex, Inc.	†	3,928	82,213
			1,886,504

Energy Equipment & Services—1.8%
Baker Hughes, Inc.		14,181	604,111
Cameron International Corp.	*	8,159	350,511
Diamond Offshore Drilling, Inc.	†	2,210	149,772
FMC Technologies, Inc.	*†	3,828	261,414
Halliburton Co.		29,373	971,365
Helmerich & Payne, Inc.	†	3,364	136,107
Nabors Industries Ltd. (Bermuda)	*	9,642	174,134
National Oilwell Varco, Inc.		13,565	603,236
Rowan Cos., Inc.	*†	3,731	113,273
Schlumberger Ltd.		44,418	2,736,593
			6,100,516

Food & Staples Retailing—2.5%
Costco Wholesale Corp.		14,305	922,529
CVS Caremark Corp.		44,408	1,397,520

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Kroger Co. (The)		20,793	$450,376
Safeway, Inc.		12,573	266,045
SUPERVALU, Inc.		7,553	87,086
Sysco Corp.	†	19,557	557,766
Walgreen Co.		31,761	1,063,993
Wal-Mart Stores, Inc.		65,326	3,496,248
Whole Foods Market, Inc.	*†	4,794	177,905
			8,419,468

Food Products—1.8%
Archer-Daniels-Midland Co.		20,839	665,181
Campbell Soup Co.	†	6,126	219,004
ConAgra Foods, Inc.		14,781	324,295
Dean Foods Co.	*	6,452	65,875
General Mills, Inc.		20,967	766,134
H.J. Heinz Co.		10,469	495,916
Hershey Co. (The)		5,061	240,853
Hormel Foods Corp.	†	2,325	103,695
J.M. Smucker Co. (The)		3,807	230,438
Kellogg Co.		8,189	413,626
Kraft Foods, Inc., Class A		56,924	1,756,675
McCormick & Co., Inc.	†	4,418	185,733
Mead Johnson Nutrition Co.		6,505	370,200
Sara Lee Corp.		21,318	286,301
Tyson Foods, Inc., Class A		10,014	160,424
			6,284,350

Gas Utilities—0.1%
Nicor, Inc.	†	1,395	63,919
Oneok, Inc.	†	3,325	149,758
			213,677

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.		19,350	923,189
Becton Dickinson and Co.		7,650	566,865
Boston Scientific Corp.	*	48,118	294,963
C.R. Bard, Inc.		3,108	253,084
CareFusion Corp.	*	6,193	153,834
DENTSPLY International, Inc.		4,513	144,281
Hospira, Inc.	*	5,541	315,892
Intuitive Surgical, Inc.	*	1,297	368,011
Medtronic, Inc.		35,243	1,183,460
St. Jude Medical, Inc.	*	10,673	419,876
Stryker Corp.	†	11,023	551,701
Varian Medical Systems, Inc.	*†	3,908	236,434
Zimmer Holdings, Inc.	*	6,576	344,122
			5,755,712

Health Care Providers & Services—2.0%
Aetna, Inc.		13,936	440,517
AmerisourceBergen Corp.		9,315	285,598
Cardinal Health, Inc.		11,476	379,167
CIGNA Corp.		9,237	330,500
Coventry Health Care, Inc.	*	4,426	95,292
DaVita, Inc.	*	3,490	240,915
Express Scripts, Inc.	*	17,775	865,642
Humana, Inc.	*	5,695	286,117
Laboratory Corp. of America Holdings	*	3,448	270,426
McKesson Corp.		8,546	527,972
Medco Health Solutions, Inc.	*	14,122	735,191
Patterson Cos., Inc.		2,852	81,710
Quest Diagnostics, Inc.		4,972	250,937
Tenet Healthcare Corp.	*	14,819	69,946
UnitedHealth Group, Inc.		36,676	1,287,694
WellPoint, Inc.	*	13,019	$737,396
			6,885,020

Health Care Technology—0.1%
Cerner Corp.	*†	2,165	181,838

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		13,990	534,558
Darden Restaurants, Inc.		4,663	199,483
International Game Technology		9,205	133,012
Marriott International, Inc., Class A	†	9,303	333,326
McDonald’s Corp.		34,714	2,586,540
Starbucks Corp.		24,135	617,373
Starwood Hotels & Resorts Worldwide, Inc.	†	6,332	332,747
Wyndham Worldwide Corp.	†	6,076	166,908
Wynn Resorts Ltd.	†	2,444	212,066
Yum! Brands, Inc.		15,149	697,763
			5,813,776

Household Durables—0.4%
D.R. Horton, Inc.		7,975	88,682
Fortune Brands, Inc.	†	5,116	251,861
Harman International Industries, Inc.	*†	2,000	66,820
Leggett & Platt, Inc.	†	5,276	120,082
Lennar Corp., Class A	†	5,349	82,268
Newell Rubbermaid, Inc.	†	9,337	166,292
Pulte Group, Inc.	*	11,419	100,030
Stanley Black & Decker, Inc.		5,362	328,583
Whirlpool Corp.	†	2,518	203,857
			1,408,475

Household Products—2.3%
Clorox Co.		4,707	314,239
Colgate-Palmolive Co.		16,003	1,229,991
Kimberly-Clark Corp.		13,496	877,915
Procter & Gamble Co. (The)		92,600	5,553,222
			7,975,367

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	241,097
Constellation Energy Group, Inc.		6,423	207,077
NRG Energy, Inc.	*	8,174	170,183
			618,357

Industrial Conglomerates—2.5%
3M Co.		23,285	2,019,042
General Electric Co.		348,502	5,663,158
Textron, Inc.	†	9,147	188,062
Tyco International Ltd. (Switzerland)		16,200	595,026
			8,465,288

Insurance—4.1%
ACE Ltd. (Switzerland)		11,000	640,750
Aflac, Inc.		15,227	787,388
Allstate Corp. (The)		17,794	561,401
American International Group, Inc.	*†	4,555	178,100
AON Corp.	†	8,752	342,291
Assurant, Inc.		3,628	147,660
Berkshire Hathaway, Inc., Class B	*†	56,283	4,653,478
Chubb Corp.		10,501	598,452
Cincinnati Financial Corp.	†	5,643	162,801

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Genworth Financial, Inc., Class A	*	16,334	$199,601
Hartford Financial Services Group, Inc.		14,732	338,099
Lincoln National Corp.		9,726	232,646
Loews Corp.		10,425	395,108
Marsh & McLennan Cos., Inc.		17,937	432,640
MetLife, Inc.		29,534	1,135,582
Principal Financial Group, Inc.		10,148	263,036
Progressive Corp. (The)		21,649	451,815
Prudential Financial, Inc.		15,115	818,931
Torchmark Corp.		2,839	150,864
Travelers Cos., Inc. (The)		15,315	797,912
Unum Group		11,151	246,995
XL Group plc (Bermuda)		10,674	231,199
			13,766,749

Internet & Catalog Retail—0.7%
Amazon.com, Inc.	*	11,517	1,808,860
Expedia, Inc.	†	6,542	184,550
priceline.com, Inc.	*	1,574	548,287
			2,541,697

Internet Software & Services—1.9%
Akamai Technologies, Inc.	*	5,766	289,338
eBay, Inc.	*	37,608	917,635
Google, Inc., Class A	*	8,093	4,255,219
Monster Worldwide, Inc.	*	4,065	52,682
VeriSign, Inc.	*†	5,701	180,950
Yahoo! Inc.	*†	43,665	618,733
			6,314,557

IT Services—3.1%
Automatic Data Processing, Inc.		16,299	685,047
Cognizant Technology Solutions Corp., Class A	*	9,698	625,230
Computer Sciences Corp.		5,168	237,728
Fidelity National Information Services, Inc.		8,254	223,931
Fiserv, Inc.	*	4,834	260,166
International Business Machines Corp.		41,151	5,519,995
Mastercard, Inc., Class A		3,137	702,688
Paychex, Inc.		10,243	281,580
SAIC, Inc.	*†	9,268	148,103
Teradata Corp.	*	5,336	205,756
Total System Services, Inc.	†	5,490	83,668
Visa, Inc., Class A	†	16,130	1,197,814
Western Union Co. (The)		21,565	381,053
			10,552,759

Leisure Equipment & Products—0.2%
Eastman Kodak Co.	*†	8,976	37,699
Hasbro, Inc.	†	4,244	188,901
Mattel, Inc.	†	12,211	286,470
			513,070

Life Sciences Tools & Services—0.4%
Life Technologies Corp.	*	6,099	284,762
PerkinElmer, Inc.		4,019	93,000
Thermo Fisher Scientific, Inc.	*	13,293	636,469
Waters Corp.	*	2,974	210,500
			1,224,731

Machinery—2.0%
Caterpillar, Inc.	†	20,487	1,611,917
Cummins, Inc.		6,431	$582,520
Danaher Corp.		17,043	692,116
Deere & Co.		13,851	966,523
Dover Corp.		5,924	309,292
Eaton Corp.		5,555	458,232
Flowserve Corp.		1,878	205,491
Illinois Tool Works, Inc.	†	16,235	763,370
PACCAR, Inc.		11,811	568,700
Pall Corp.		3,958	164,811
Parker Hannifin Corp.		5,113	358,217
Snap-On, Inc.		1,846	85,857
			6,767,046

Media—3.0%
CBS Corp., Class B	†	21,597	342,528
Comcast Corp., Class A		92,115	1,665,439
DIRECTV, Class A	*	28,328	1,179,295
Discovery Communications, Inc., Class A	*†	9,025	393,039
Gannett Co., Inc.		7,093	86,747
Interpublic Group of Cos., Inc. (The)	*	16,092	161,403
McGraw-Hill Cos., Inc. (The)		10,038	331,856
Meredith Corp.	†	1,189	39,606
New York Times Co. (The), Class A	*	4,417	34,188
News Corp., Class A		74,288	970,201
Omnicom Group, Inc.		9,914	391,405
Scripps Networks Interactive, Inc., Class A		3,006	143,026
Time Warner Cable, Inc.		11,470	619,265
Time Warner, Inc.		36,688	1,124,487
Viacom, Inc., Class B	†	19,681	712,255
Walt Disney Co. (The)		62,436	2,067,256
Washington Post Co. (The), Class B	†	218	87,071
			10,349,067

Metals & Mining—1.1%
AK Steel Holding Corp.		4,204	58,057
Alcoa, Inc.		33,865	410,105
Allegheny Technologies, Inc.	†	3,302	153,378
Cliffs Natural Resources, Inc.		4,303	275,048
Freeport-McMoRan Copper & Gold, Inc.		15,387	1,313,896
Newmont Mining Corp.		15,946	1,001,568
Nucor Corp.		10,440	398,808
Titanium Metals Corp.	*†	2,725	54,391
United States Steel Corp.	†	4,478	196,316
			3,861,567

Multiline Retail—0.9%
Big Lots, Inc.	*†	2,659	88,412
Family Dollar Stores, Inc.	†	4,369	192,935
J.C. Penney Co., Inc.		7,892	214,504
Kohl’s Corp.	*	10,187	536,651
Macy’s, Inc.		14,108	325,754
Nordstrom, Inc.	†	5,299	197,123
Sears Holdings Corp.	*†	1,559	112,466
Target Corp.		23,547	1,258,352
			2,926,197

Multi-Utilities—1.4%
Ameren Corp.		8,026	227,939
CenterPoint Energy, Inc.		13,038	204,957
CMS Energy Corp.	†	6,770	121,995
Consolidated Edison, Inc.	†	9,344	450,568
Dominion Resources, Inc.		19,432	848,401

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
DTE Energy Co.		5,638	$258,953
Integrys Energy Group, Inc.	†	2,588	134,731
NiSource, Inc.		8,838	153,781
PG&E Corp.		12,705	577,061
Public Service Enterprise Group, Inc.		16,379	541,817
SCANA Corp.		3,814	153,781
Sempra Energy		8,205	441,429
TECO Energy, Inc.	†	7,055	122,193
Wisconsin Energy Corp.		3,776	218,253
Xcel Energy, Inc.	†	14,828	340,599
			4,796,458

Office Electronics—0.1%
Xerox Corp.		45,690	472,891

Oil, Gas & Consumable Fuels—9.1%
Anadarko Petroleum Corp.		16,047	915,481
Apache Corp.		11,867	1,160,118
Cabot Oil & Gas Corp.	†	3,632	109,360
Chesapeake Energy Corp.		21,536	487,790
Chevron Corp.		65,359	5,297,347
ConocoPhillips		48,401	2,779,669
CONSOL Energy, Inc.		7,547	278,937
Denbury Resources, Inc.	*	12,602	200,246
Devon Energy Corp.		14,198	919,179
El Paso Corp.		23,526	291,252
EOG Resources, Inc.		8,208	763,098
EQT Corp.		4,564	164,578
Exxon Mobil Corp.		166,024	10,258,623
Hess Corp.		9,667	571,513
Marathon Oil Corp.		23,004	761,432
Massey Energy Co.		3,246	100,691
Murphy Oil Corp.		6,084	376,721
Noble Energy, Inc.		5,791	434,846
Occidental Petroleum Corp.		26,523	2,076,751
Peabody Energy Corp.	†	8,538	418,447
Pioneer Natural Resources Co.	†	3,881	252,381
QEP Resources, Inc.		5,856	176,500
Range Resources Corp.		5,342	203,691
Southwestern Energy Co.	*	11,457	383,122
Spectra Energy Corp.		21,457	483,855
Sunoco, Inc.		3,836	140,014
Tesoro Corp.		4,285	57,248
Valero Energy Corp.		18,867	330,361
Williams Cos., Inc. (The)		19,364	370,046
			30,763,297

Paper & Forest Products—0.2%
International Paper Co.		14,482	314,983
MeadWestvaco Corp.		5,178	126,240
Weyerhaeuser Co.		16,451	259,268
			700,491

Personal Products—0.2%
Avon Products, Inc.		13,632	437,724
Estee Lauder Cos., Inc. (The), Class A		3,737	236,290
			674,014

Pharmaceuticals—6.0%
Abbott Laboratories		50,196	2,622,239
Allergan, Inc.		9,964	662,905
Bristol-Myers Squibb Co.		56,133	1,521,766
Eli Lilly & Co.		33,106	1,209,362
Forest Laboratories, Inc.	*	9,192	284,309
Johnson & Johnson		89,745	$5,560,600
King Pharmaceuticals, Inc.	*	7,229	72,001
Merck & Co., Inc.		100,392	3,695,429
Mylan, Inc.	*†	9,791	184,169
Pfizer, Inc.		262,432	4,505,957
Watson Pharmaceuticals, Inc.	*	3,595	152,104
			20,470,841

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	117,660
Equifax, Inc.		4,486	139,963
Robert Half International, Inc.	†	5,293	137,618
			395,241

Real Estate Investment Trusts (REITs)—1.4%
Apartment Investment & Management Co., Class A REIT	†	3,454	73,847
AvalonBay Communities, Inc. REIT	†	2,776	288,510
Boston Properties, Inc. REIT	†	4,416	367,058
Equity Residential REIT		9,375	445,969
HCP, Inc. REIT	†	10,070	362,319
Health Care REIT, Inc. REIT		4,035	191,017
Host Hotels & Resorts, Inc. REIT		20,913	302,820
Kimco Realty Corp. REIT		13,174	207,490
Plum Creek Timber Co., Inc. REIT	†	5,220	184,266
ProLogis REIT	†	15,475	182,295
Public Storage REIT		4,502	436,874
Simon Property Group, Inc. REIT		9,497	880,752
Ventas, Inc. REIT		5,257	271,103
Vornado Realty Trust REIT	†	5,245	448,605
			4,642,925

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	9,194	168,066

Road & Rail—0.8%
CSX Corp.		12,614	697,806
Norfolk Southern Corp.		11,994	713,763
Ryder System, Inc.	†	1,762	75,361
Union Pacific Corp.		16,237	1,328,187
			2,815,117

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*†	17,355	123,394
Altera Corp.	†	10,107	304,827
Analog Devices, Inc.		9,959	312,514
Applied Materials, Inc.		44,415	518,767
Broadcom Corp., Class A		14,293	505,829
First Solar, Inc.	*†	1,746	257,273
Intel Corp.		180,986	3,480,361
KLA-Tencor Corp.		5,322	187,494
Linear Technology Corp.	†	7,535	231,551
LSI Corp.	*	19,354	88,254
MEMC Electronic Materials, Inc.	*†	7,971	95,014
Microchip Technology, Inc.	†	5,876	184,800
Micron Technology, Inc.	*†	28,456	205,168
National Semiconductor Corp.		7,438	94,983
Novellus Systems, Inc.	*	3,117	82,850
NVIDIA Corp.	*	19,212	224,396
Teradyne, Inc.	*†	6,358	70,828
Texas Instruments, Inc.		39,011	1,058,759

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

			Shares	Value

COMMON STOCKS—(Continued)
Xilinx, Inc.		†	8,358	$222,406
				8,249,468

Software—3.9%
Adobe Systems, Inc.		*	17,407	455,193
Autodesk, Inc.		*	7,352	235,043
BMC Software, Inc.		*	5,758	233,084
CA, Inc.			12,683	267,865
Citrix Systems, Inc.		*†	5,998	409,304
Compuware Corp.		*	7,422	63,310
Electronic Arts, Inc.		*	10,046	165,056
Intuit, Inc.		*	9,271	406,163
McAfee, Inc.		*	5,048	238,568
Microsoft Corp.			248,112	6,076,263
Novell, Inc.		*	11,821	70,571
Oracle Corp.			126,235	3,389,410
Red Hat, Inc.		*	6,356	260,596
Salesforce.com, Inc.		*†	3,754	419,697
Symantec Corp.		*	26,008	394,541
				13,084,664

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A			2,804	110,253
AutoNation, Inc.		*†	2,557	59,450
AutoZone, Inc.		*†	966	221,127
Bed Bath & Beyond, Inc.		*†	8,349	362,430
Best Buy Co., Inc.			11,461	467,953
CarMax, Inc.		*†	7,221	201,177
GameStop Corp., Class A		*†	4,873	96,047
Gap, Inc. (The)			14,523	270,709
Home Depot, Inc.			54,321	1,720,889
Limited Brands, Inc.			9,073	242,975
Lowe’s Cos., Inc.			46,393	1,034,100
Office Depot, Inc.		*	8,714	40,084
O’Reilly Automotive, Inc.		*	4,639	246,795
RadioShack Corp.			3,908	83,358
Ross Stores, Inc.		†	4,115	224,761
Staples, Inc.			24,150	505,218
Tiffany & Co.		†	4,254	199,896
TJX Cos., Inc.			13,083	583,894
Urban Outfitters, Inc.		*	4,083	128,370
				6,799,486

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.			9,719	417,528
NIKE, Inc., Class B			12,609	1,010,485
Polo Ralph Lauren Corp.		†	1,954	175,587
V.F. Corp.			2,834	229,611
				1,833,211

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		†	15,948	195,522
People’s United Financial, Inc.			12,543	164,188
				359,710

Tobacco—1.7%
Altria Group, Inc.			67,986	1,633,024
Lorillard, Inc.			4,916	394,804
Philip Morris International, Inc.			59,780	3,348,875
Reynolds American, Inc.			5,384	319,756
				5,696,459

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,786	$254,567
W.W. Grainger, Inc.		†	1,952	232,503
				487,070

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A		*	13,071	670,019
MetroPCS Communications, Inc.		*†	8,843	92,498
Sprint Nextel Corp.		*	98,731	457,125
				1,219,642

TOTAL COMMON STOCKS
(Cost $252,090,510)				336,930,583

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.131%	12/23/2010	‡‡
(Cost $284,914)			$285,000	284,916

			Shares	Value

CASH EQUIVALENTS—10.1%

Institutional Money Market Funds—10.1%
Dreyfus Institutional Cash Advantage Fund		††	5,200,000	5,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			2,460,836	2,460,836
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	5,875,662	5,875,662
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	5,200,000	5,200,000
Short-Term Investments Trust Liquid Assets Portfolio		††	5,200,000	5,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	5,200,000	5,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	5,200,000	5,200,000

TOTAL CASH EQUIVALENTS
(Cost $34,336,498)				34,336,498

TOTAL INVESTMENTS—109.3%
(Cost $286,711,922)				371,551,997
Other assets less liabilities—(9.3%)				(31,681,724)

NET ASSETS—100.0%				$339,870,273

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—97.7%

Aerospace & Defense—2.2%
AAR Corp.	*	1,489	$27,785
Alliant Techsystems, Inc.	*	1,550	116,870
American Science & Engineering, Inc.		435	32,038
Applied Signal Technology, Inc.	†	1,237	30,776
BE Aerospace, Inc.	*	2,393	72,532
Boeing Co. (The)		24,231	1,612,331
Ceradyne, Inc.	*	1,867	43,594
Cubic Corp.	†	476	19,421
Curtiss-Wright Corp.	†	2,112	63,994
Esterline Technologies Corp.	*	1,049	60,034
GenCorp, Inc.	*†	1,629	8,015
General Dynamics Corp.		13,610	854,844
Goodrich Corp.		4,882	359,950
HEICO Corp., Class A		1,097	37,375
Hexcel Corp.	*	4,757	84,627
Honeywell International, Inc.		26,085	1,146,175
ITT Corp.		4,977	233,073
Kratos Defense & Security Solutions, Inc.	*†	239	2,545
L-3 Communications Holdings, Inc.		5,024	363,084
Ladish Co., Inc.	*†	900	28,017
Lockheed Martin Corp.		10,408	741,882
Moog, Inc., Class A	*	1,446	51,347
Northrop Grumman Corp.		9,462	573,681
Orbital Sciences Corp.	*	2,123	32,482
Precision Castparts Corp.		5,136	654,070
Raytheon Co.		13,394	612,240
Rockwell Collins, Inc.		6,041	351,888
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	41,913
Taser International, Inc.	*†	2,292	8,893
Teledyne Technologies, Inc.	*†	1,228	48,899
Triumph Group, Inc.	†	822	61,313
United Technologies Corp.		31,372	2,234,627
			10,610,315

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	12,073
Atlas Air Worldwide Holdings, Inc.	*	600	30,180
C.H. Robinson Worldwide, Inc.		6,357	444,481
Expeditors International of Washington, Inc.		8,772	405,530
FedEx Corp.		9,135	781,042
Forward Air Corp.	†	1,431	37,206
HUB Group, Inc., Class A	*	2,400	70,224
Pacer International, Inc.	*	1,664	10,051
United Parcel Service, Inc., Class B		26,935	1,796,295
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	35,505
			3,622,587

Airlines—0.2%
AirTran Holdings, Inc.	*†	3,168	23,285
Alaska Air Group, Inc.	*	1,343	68,533
AMR Corp.	*†	6,672	41,834
Continental Airlines, Inc., Class B	*	2,723	67,639
Delta Air Lines, Inc.	*†	25,505	296,878
ExpressJet Holdings, Inc.	*	263	1,754
JetBlue Airways Corp.	*†	6,414	42,910
Skywest, Inc.	†	2,390	33,364
Southwest Airlines Co.		17,570	$229,640
UAL Corp.	*†	3,500	82,705
US Airways Group, Inc.	*†	8,660	80,105
			968,647

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	*†	2,113	19,059
Amerigon, Inc.	*†	2,107	21,702
BorgWarner, Inc.	*	4,109	216,216
Cooper Tire & Rubber Co.		3,066	60,185
Dana Holding Corp.	*†	9,980	122,954
Fuel Systems Solutions, Inc.	*†	769	30,076
Gentex Corp.	†	6,594	128,649
Goodyear Tire & Rubber Co. (The)	*	7,281	78,271
Johnson Controls, Inc.		21,627	659,623
Modine Manufacturing Co.	*†	1,208	15,668
Quantum Fuel Systems Technologies Worldwide, Inc.	*	2,809	1,404
Shiloh Industries, Inc.	*	1,441	13,949
Strattec Security Corp.	*	123	3,068
Superior Industries International, Inc.	†	1,102	19,042
Tenneco, Inc.	*†	1,600	46,352
TRW Automotive Holdings Corp.	*†	3,548	147,455
			1,583,673

Automobiles—0.4%
Ford Motor Co.	*†	122,116	1,494,700
Harley-Davidson, Inc.		5,597	159,179
Thor Industries, Inc.		1,221	40,781
Winnebago Industries, Inc.	*†	1,432	14,921
			1,709,581

Beverages—2.3%
Brown-Forman Corp., Class B	†	4,876	300,557
Central European Distribution Corp. (Poland)	*	652	14,553
Coca-Cola Bottling Co. Consolidated	†	437	23,130
Coca-Cola Co. (The)		85,858	5,024,410
Coca-Cola Enterprises, Inc.		13,572	420,732
Constellation Brands, Inc., Class A	*	8,096	143,218
Dr. Pepper Snapple Group, Inc.		9,896	351,506
Hansen Natural Corp.	*	2,680	124,941
Molson Coors Brewing Co., Class B		5,822	274,915
PepsiCo, Inc.		65,920	4,379,725
			11,057,687

Biotechnology—1.7%
Aastrom Biosciences, Inc.	*	411	637
Abraxis Bioscience, Inc.	*	439	33,952
Acorda Therapeutics, Inc.	*†	674	22,255
Alexion Pharmaceuticals, Inc.	*	2,350	151,246
Alkermes, Inc.	*	3,579	52,432
Allos Therapeutics, Inc.	*	3,978	18,776
Alnylam Pharmaceuticals, Inc.	*	2,390	29,349
AMAG Pharmaceuticals, Inc.	*	834	14,353
Amgen, Inc.	*	38,967	2,147,471
Amylin Pharmaceuticals, Inc.	*†	4,036	84,151
Anadys Pharmaceuticals, Inc.	*	3,242	7,521
Antigenics, Inc.	*	1,707	1,690
ARCA Biopharma, Inc.	*†	57	218
Arena Pharmaceuticals, Inc.	*†	1,439	2,259

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ariad Pharmaceuticals, Inc.	*	1,662	$6,349
Arqule, Inc.	*†	864	4,450
Array Biopharma, Inc.	*†	4,333	13,996
AVI BioPharma, Inc.	*†	2,400	4,416
Avigen, Inc. (Escrow Shares)	*‡δ	1,009	—
Biogen Idec, Inc.	*	7,315	410,518
BioMarin Pharmaceutical, Inc.	*†	3,587	80,169
Biosante Pharmaceuticals, Inc.	*	300	504
Capstone Therapeutics Corp.	*	1,516	1,380
Celera Corp.	*†	3,028	20,409
Celgene Corp.	*	19,373	1,116,079
Cell Therapeutics, Inc.	*†	91,034	35,230
Celldex Therapeutics, Inc.	*†	429	1,716
Cephalon, Inc.	*†	2,647	165,279
Cepheid, Inc.	*†	4,930	92,240
Clinical Data, Inc.	*†	1,998	33,706
Cubist Pharmaceuticals, Inc.	*	1,762	41,213
CytRx Corp.	*	4,200	3,150
Dendreon Corp.	*†	4,737	195,070
Discovery Laboratories, Inc.	*†	2,566	549
Emergent Biosolutions, Inc.	*†	1,319	22,766
Entremed, Inc.	*	126	480
Enzon Pharmaceuticals, Inc.	*†	1,765	19,856
EPIX Pharmaceuticals, Inc.	*	640	3
Exact Sciences Corp.	*†	1,250	9,050
Exelixis, Inc.	*†	2,695	10,564
Genomic Health, Inc.	*†	1,284	17,154
Genzyme Corp.	*	10,347	732,464
Geron Corp.	*†	4,719	26,096
Gilead Sciences, Inc.	*	38,028	1,354,177
GTC Biotherapeutics, Inc.	*	398	127
GTx, Inc.	*†	200	688
Halozyme Therapeutics, Inc.	*	6,362	49,051
Hemispherx Biopharma, Inc.	*†	920	515
Human Genome Sciences, Inc.	*†	5,938	176,893
Immunogen, Inc.	*	1,323	8,295
Immunomedics, Inc.	*†	2,141	6,894
Incyte Corp. Ltd.	*†	3,102	49,601
InterMune, Inc.	*†	1,586	21,601
Isis Pharmaceuticals, Inc.	*†	2,216	18,614
Keryx Biopharmaceuticals, Inc.	*†	5,221	25,113
Lexicon Pharmaceuticals, Inc.	*†	2,343	3,749
Ligand Pharmaceuticals, Inc., Class B	*	4,898	7,739
MannKind Corp.	*†	4,492	30,366
Marina Biotech, Inc.	*†	375	896
Martek Biosciences Corp.	*	1,148	25,979
Maxygen, Inc.	*	1,231	7,128
MediciNova, Inc.	*	88	458
Medivation, Inc.	*†	1,731	22,503
Momenta Pharmaceuticals, Inc.	*	2,618	39,401
Myrexis, Inc.	*	1,031	3,980
Myriad Genetics, Inc.	*	4,124	67,675
Nabi Biopharmaceuticals	*	1,995	9,576
Neurobiological Technologies, Inc.	*	448	26
Neurocrine Biosciences, Inc.	*†	1,479	8,963
Novavax, Inc.	*†	1,550	3,395
NPS Pharmaceuticals, Inc.	*	1,660	11,354
Onyx Pharmaceuticals, Inc.	*	1,361	35,903
Osiris Therapeutics, Inc.	*†	1,402	10,207
PDL BioPharma, Inc.		3,841	20,204
Peregrine Pharmaceuticals, Inc.	*†	1,823	2,643
Pharmasset, Inc.	*†	1,946	57,407
Poniard Pharmaceuticals, Inc.	*†	396	238
Progenics Pharmaceuticals, Inc.	*†	793	4,005
Regeneron Pharmaceuticals, Inc.	*†	2,632	$72,117
Rigel Pharmaceuticals, Inc.	*†	1,882	15,828
RXi Pharmaceuticals Corp.	*†	209	600
Savient Pharmaceuticals, Inc.	*†	1,538	35,174
Sciclone Pharmaceuticals, Inc.	*	1,700	4,488
SIGA Technologies, Inc.	*†	4,649	39,331
Telik, Inc.	*	1,748	1,259
Theravance, Inc.	*†	3,224	64,802
Trimeris, Inc.	*	1,214	3,059
United Therapeutics Corp.	*†	1,828	102,386
Vanda Pharmaceuticals, Inc.	*	2,680	17,902
Vertex Pharmaceuticals, Inc.	*†	5,197	179,660
XOMA Ltd.	*†	331	1,013
Zymogenetics, Inc.	*	2,343	22,844
			8,276,993

Building Products—0.1%
A.O. Smith Corp.	†	1,341	77,630
American Woodmark Corp.	†	800	14,184
Ameron International Corp.		542	36,834
Apogee Enterprises, Inc.	†	1,250	11,438
Gibraltar Industries, Inc.	*†	1,188	10,668
Griffon Corp.	*	1,288	15,701
Lennox International, Inc.		2,437	101,599
Masco Corp.		9,464	104,199
NCI Building Systems, Inc.	*†	246	2,344
Owens Corning, Inc.	*	1,100	28,193
Quanex Building Products Corp.		1,671	28,858
Simpson Manufacturing Co., Inc.	†	2,084	53,726
Trex Co., Inc.	*†	731	13,940
U.S. Home Systems, Inc.	*	1,291	3,770
Universal Forest Products, Inc.	†	1,121	32,789
USG Corp.	*†	3,348	44,160
			580,033

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	1,354	105,626
Ameriprise Financial, Inc.		9,235	437,093
Arlington Asset Investment Corp., Class A	†	304	7,086
Bank of New York Mellon Corp. (The)		44,659	1,166,940
BGC Partners, Inc., Class A	†	7,270	43,402
BlackRock, Inc.		1,892	322,113
Calamos Asset Management, Inc., Class A	†	1,800	20,700
Charles Schwab Corp. (The)		37,877	526,490
Deerfield Capital Corp.	*	342	2,336
Diamond Hill Investment Group, Inc.		331	24,163
E*Trade Financial Corp.	*	13,474	195,912
Eaton Vance Corp.	†	5,282	153,389
Federated Investors, Inc., Class B	†	3,745	85,236
Franklin Resources, Inc.	†	7,589	811,264
GAMCO Investors, Inc., Class A		558	21,500
GFI Group, Inc.		2,520	11,693
GLG Partners, Inc.	*†	9,550	42,975
Goldman Sachs Group, Inc. (The)		20,479	2,960,854
Greenhill & Co., Inc.	†	495	39,263
International Assets Holding Corp.	*†	507	9,177
Invesco Ltd.		16,610	352,630
Investment Technology Group, Inc.	*	2,078	29,549
Janus Capital Group, Inc.	†	6,411	70,200
Jefferies Group, Inc.	†	4,678	106,144
KBW, Inc.	†	1,604	41,062

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Knight Capital Group, Inc., Class A	*	4,630	$57,366
LaBranche & Co., Inc.	*†	2,588	10,093
Legg Mason, Inc.		5,850	177,313
MF Global Holdings Ltd.	*	2,928	21,082
Morgan Stanley		46,770	1,154,284
Northern Trust Corp.		8,495	409,799
optionsXpress Holdings, Inc.	*†	1,914	29,399
Piper Jaffray Cos.	*	963	28,052
Raymond James Financial, Inc.	†	3,472	87,946
Safeguard Scientifics, Inc.	*†	678	8,495
SEI Investments Co.		5,918	120,372
State Street Corp.		19,892	749,133
Stifel Financial Corp.	*	1,588	73,508
SWS Group, Inc.	†	1,323	9,486
T. Rowe Price Group, Inc.		11,032	552,317
TD Ameritrade Holding Corp.	*	8,355	134,933
Teton Advisors, Inc., Class A	*	8	68
TradeStation Group, Inc.	*†	1,690	11,120
Virtus Investment Partners, Inc.	*†	210	6,355
Waddell & Reed Financial, Inc., Class A		3,971	108,647
Westwood Holdings Group, Inc.	†	1,027	34,743
			11,371,308

Chemicals—2.2%
A. Schulman, Inc.	†	1,444	29,097
Air Products & Chemicals, Inc.		6,756	559,532
Airgas, Inc.		3,075	208,946
Albemarle Corp.		3,712	173,759
Ampal-American Israel Corp., Class A	*	1,391	2,309
Arch Chemicals, Inc.	†	1,211	42,494
Ashland, Inc.		3,276	159,771
Cabot Corp.		2,693	87,711
Calgon Carbon Corp.	*†	3,184	46,168
Celanese Corp., Class A		2,979	95,626
CF Industries Holdings, Inc.		2,571	245,530
Cytec Industries, Inc.		1,644	92,689
Dow Chemical Co. (The)		45,634	1,253,110
E.I. Du Pont de Nemours & Co.		37,591	1,677,310
Eastman Chemical Co.		3,211	237,614
Ecolab, Inc.		8,286	420,432
Ferro Corp.	*†	1,818	23,434
FMC Corp.		3,336	228,216
Georgia Gulf Corp.	*	50	817
H.B. Fuller Co.		2,570	51,066
Huntsman Corp.		11,086	128,154
International Flavors & Fragrances, Inc.		3,885	188,500
Intrepid Potash, Inc.	*†	1,172	30,554
Koppers Holdings, Inc.	†	1,582	42,508
Kronos Worldwide, Inc.	*†	1,131	45,059
Landec Corp.	*	986	6,123
LSB Industries, Inc.	*†	1,411	26,202
Lubrizol Corp.		1,819	192,759
Minerals Technologies, Inc.		868	51,143
Monsanto Co.		21,746	1,042,286
Mosaic Co. (The)		7,471	438,996
Nalco Holding Co.	†	3,074	77,496
NewMarket Corp.		378	42,971
NL Industries, Inc.	†	2,111	19,168
Olin Corp.		2,796	56,367
OM Group, Inc.	*†	1,147	34,548
Omnova Solutions, Inc.	*	6,478	46,577
Penford Corp.	*	785	3,619
PolyOne Corp.	*†	2,862	$34,602
PPG Industries, Inc.		5,657	411,830
Praxair, Inc.		12,623	1,139,352
Quaker Chemical Corp.		483	15,726
RPM International, Inc.	†	4,832	96,253
Scotts Miracle-Gro Co. (The), Class A		1,662	85,975
Sensient Technologies Corp.	†	2,027	61,803
Sherwin-Williams Co. (The)		3,587	269,527
Sigma-Aldrich Corp.		4,956	299,243
Spartech Corp.	*†	1,451	11,913
Stepan Co.	†	556	32,865
Valhi, Inc.	†	511	10,373
Valspar Corp.		3,724	118,609
W.R. Grace & Co.	*†	4,200	117,348
Zep, Inc.		936	16,324
			10,830,404

Commercial Banks—3.0%
1st Source Corp.	†	1,180	20,485
Associated Banc-Corp	†	5,110	67,401
BancFirst Corp.	†	642	25,975
BancorpSouth, Inc.	†	3,611	51,204
BancTrust Financial Group, Inc.	*†	1,600	4,896
Bank of Hawaii Corp.	†	1,898	85,258
BB&T Corp.		28,521	686,786
BOK Financial Corp.	†	1,765	79,654
Boston Private Financial Holdings, Inc.	†	1,297	8,482
Bryn Mawr Bank Corp.		1,058	18,219
Capital Bank Corp.		1,282	2,179
Capital City Bank Group, Inc.	†	1,113	13,512
CapitalSource, Inc.		19,650	104,931
Cardinal Financial Corp.	†	1,142	10,975
Cascade Bancorp	*†	2,191	1,174
Cascade Financial Corp.	*†	1,063	404
Cathay General Bancorp	†	2,082	24,755
Catskill Litigation Trust	*‡δ	582	—
Central Pacific Financial Corp.	*†	929	1,328
Chemical Financial Corp.	†	1,552	32,033
CIT Group, Inc.	*	6,132	250,308
Citizens Republic Bancorp, Inc.	*	4,000	3,604
City Holding Co.	†	250	7,667
City National Corp./California	†	1,548	82,152
CoBiz Financial, Inc.	†	1,063	5,910
Comerica, Inc.		7,729	287,132
Commerce Bancshares, Inc./Missouri	†	2,471	92,885
Community Bank System, Inc.	†	1,402	32,260
Community Trust Bancorp, Inc.	†	665	18,015
Cullen/Frost Bankers, Inc.		2,502	134,783
CVB Financial Corp.	†	4,084	30,671
East West Bancorp, Inc.	†	2,200	35,816
Eastern Virginia Bankshares, Inc.		6,402	23,431
Fidelity Southern Corp.	*	1,434	9,407
Fifth Third Bancorp		38,298	460,725
Financial Institutions, Inc.		749	13,227
First BanCorp. (Puerto Rico)	*†	3,246	909
First Bancorp/North Carolina	†	643	8,758
First Busey Corp.	†	2,407	10,952
First Citizens BancShares, Inc./North Carolina, Class A		254	47,059
First Commonwealth Financial Corp.		2,619	14,274
First Financial Bancorp	†	1,895	31,609
First Financial Bankshares, Inc.	†	333	15,648
First Horizon National Corp.	*	8,581	97,907
First Merchants Corp.		874	6,669

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First Midwest Bancorp, Inc./Illinois		2,002	$23,083
First of Long Island Corp. (The)		986	24,630
FirstMerit Corp.	†	3,950	72,364
FNB Corp./Pennsylvania	†	3,344	28,625
Fulton Financial Corp.	†	6,533	59,189
Glacier Bancorp, Inc.		1,771	25,857
Guaranty Bancorp	*	5,300	8,427
Hancock Holding Co.	†	1,041	31,303
Hanmi Financial Corp.	*	7,200	9,216
Heritage Financial Corp./Washington	*†	332	4,648
Home Bancshares, Inc./Arkansas	†	1,170	23,774
Huntington Bancshares, Inc./Ohio		26,837	152,166
IBERIABANK Corp.	†	966	48,281
Independent Bank Corp./Massachusetts	†	874	19,682
Independent Bank Corp./Michigan	*	208	289
Integra Bank Corp.	*†	848	620
International Bancshares Corp.	†	3,248	54,859
KeyCorp	†	27,431	218,351
M&T Bank Corp.		3,305	270,382
Marshall & Ilsley Corp.		33,678	237,093
MB Financial, Inc.	†	931	15,101
Merchants Bancshares, Inc.	†	571	14,241
Midsouth Bancorp, Inc.	†	522	7,386
MidWestOne Financial Group, Inc.	†	552	8,092
National Penn Bancshares, Inc.	†	2,758	17,237
NBT Bancorp, Inc.	†	1,000	22,070
Northern States Financial Corp.	*	772	1,189
Old National Bancorp/Indiana	†	3,552	37,296
Pacific Capital Bancorp	*†	1,724	1,414
Pacific Premier Bancorp, Inc.	*	976	4,431
PacWest Bancorp	†	894	17,040
Park National Corp.	†	728	46,621
Peoples Bancorp, Inc./Ohio	†	814	10,069
Peoples Financial Corp./Mississippi		883	12,274
Pinnacle Financial Partners, Inc.	*†	1,818	16,707
PNC Financial Services Group, Inc.		20,071	1,041,886
Popular, Inc. (Puerto Rico)	*	53,808	156,043
PrivateBancorp, Inc.	†	1,200	13,668
Prosperity Bancshares, Inc.	†	2,300	74,681
Regions Financial Corp.		41,501	301,712
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	33,871
Royal Bancshares of Pennsylvania, Inc., Class A	*†	882	1,535
S&T Bancorp, Inc.	†	955	16,636
Sandy Spring Bancorp, Inc.	†	344	5,332
Shore Bancshares, Inc.		826	7,847
Signature Bank/New York	*	1,900	73,796
Simmons First National Corp., Class A	†	911	25,754
South Financial Group, Inc. (The)	*	2,799	795
Sterling Bancorp/New York	†	1,476	12,826
Sterling Bancshares, Inc./Texas	†	2,422	13,006
Sterling Financial Corp./Washington	*	2,577	1,675
Suffolk Bancorp	†	1,100	27,852
SunTrust Banks, Inc.		19,144	494,490
Superior Bancorp	*	223	218
Susquehanna Bancshares, Inc.	†	2,932	$24,746
SVB Financial Group	*†	1,437	60,814
Synovus Financial Corp.	†	41,667	102,501
TCF Financial Corp.	†	6,104	98,824
Texas Capital Bancshares, Inc.	*†	2,821	48,719
Tompkins Financial Corp.	†	730	28,952
TowneBank/Virginia	†	1,406	21,034
Trustmark Corp.		2,435	52,937
U.S. Bancorp		76,378	1,651,292
UMB Financial Corp.	†	1,211	43,003
Umpqua Holdings Corp.	†	1,151	13,052
United Bankshares, Inc.	†	2,134	53,115
United Community Banks, Inc./Georgia	*	2,272	5,089
Valley National Bancorp		6,259	80,741
Washington Trust Bancorp, Inc.	†	500	9,560
Webster Financial Corp.	†	2,393	42,021
Wells Fargo & Co.		194,837	4,896,254
WesBanco, Inc.	†	1,699	27,762
Westamerica Bancorporation	†	1,628	88,710
Western Alliance Bancorp	*†	1,400	9,380
Whitney Holding Corp./Louisiana	†	2,371	19,371
Wilmington Trust Corp.		3,204	28,772
Wintrust Financial Corp.		1,017	32,961
Zions Bancorporation		5,053	107,932
			14,356,601

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	49,463
ACCO Brands Corp.	*†	1,319	7,584
APAC Customer Services, Inc.	*†	1,972	11,162
ATC Technology Corp.	*	603	14,918
Avery Dennison Corp.		3,924	145,659
Bowne & Co., Inc.		1,632	18,491
Brink’s Co. (The)		2,084	47,932
Cenveo, Inc.	*	4,741	23,847
Cintas Corp.		5,365	147,806
Clean Harbors, Inc.	*†	1,207	81,774
Consolidated Graphics, Inc.	*†	776	32,165
Copart, Inc.	*	3,582	118,099
Corrections Corp. of America	*†	5,700	140,676
Courier Corp.	†	424	6,029
Covanta Holding Corp.		4,185	65,914
Deluxe Corp.	†	2,098	40,135
EnergySolutions, Inc.		4,049	20,366
Ennis, Inc.	†	695	12,434
G&K Services, Inc., Class A	†	1,008	23,043
Geo Group, Inc. (The)	*	2,456	57,348
Healthcare Services Group, Inc.	†	3,735	85,121
Herman Miller, Inc.	†	3,155	62,090
HNI Corp.	†	2,512	72,245
Interface, Inc., Class A	†	3,357	47,770
Iron Mountain, Inc.		7,146	159,642
Kimball International, Inc., Class B	†	1,500	8,745
Knoll, Inc.	†	2,701	41,892
M&F Worldwide Corp.	*†	780	18,993
McGrath Rentcorp	†	916	21,938
Mine Safety Appliances Co.	†	1,444	39,132
Mobile Mini, Inc.	*†	2,000	30,680
Perma-Fix Environmental Services, Inc.	*	5,502	9,188
Pitney Bowes, Inc.	†	1,828	39,083
R.R. Donnelley & Sons Co.		8,887	150,723
Republic Services, Inc.		15,947	486,224
Rollins, Inc.		991	23,170
Standard Register Co. (The)	†	1,650	4,818

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Steelcase, Inc., Class A	†	1,992	$16,593
Stericycle, Inc.	*†	3,138	218,028
Sykes Enterprises, Inc.	*	1,423	19,324
Tetra Tech, Inc.	*	2,114	44,331
TRC Cos., Inc.	*	327	831
United Stationers, Inc.	*†	1,278	68,386
Viad Corp.	†	937	18,122
Virco Mfg. Corp.		799	2,229
Waste Connections, Inc.	*	2,362	93,677
Waste Management, Inc.		14,925	533,419
			3,381,239

Communications Equipment—2.4%
ADC Telecommunications, Inc.	*	4,773	60,474
ADTRAN, Inc.	†	3,197	112,854
Alliance Fiber Optic Products, Inc.		963	7,935
AltiGen Communications, Inc.	*	4,109	3,082
Anaren, Inc.	*	813	13,650
Arris Group, Inc.	*†	3,613	35,299
Aviat Networks, Inc.	*†	2,182	8,924
Black Box Corp.		865	27,732
Blonder Tongue Laboratories, Inc.	*	2,285	5,278
Blue Coat Systems, Inc.	*†	1,072	25,792
Brocade Communications Systems, Inc.	*	14,008	81,807
Ciena Corp.	*	5,950	92,642
Cisco Systems, Inc.	*	228,656	5,007,566
CommScope, Inc.	*	2,812	66,757
Comtech Telecommunications Corp.	*	1,350	36,923
Digi International, Inc.	*†	1,976	18,752
Ditech Networks, Inc.	*	1,360	1,795
EchoStar Corp., Class A	*	1,877	35,813
Emcore Corp.	*†	1,219	977
EMS Technologies, Inc.	*†	960	17,885
Emulex Corp.	*†	3,408	35,580
EndWave Corp.	*	911	2,022
Extreme Networks, Inc.	*	4,491	13,967
F5 Networks, Inc.	*	2,664	276,550
Finisar Corp.	*†	856	16,084
Harmonic, Inc.	*	2,820	19,402
Harris Corp.		6,090	269,726
Infinera Corp.	*†	4,191	48,909
InterDigital, Inc.	*†	2,803	82,997
Ixia	*	2,330	28,892
JDS Uniphase Corp.	*	7,444	92,231
Juniper Networks, Inc.	*	17,553	532,734
KVH Industries, Inc.	*†	375	5,629
Motorola, Inc.	*†	84,429	720,179
NETGEAR, Inc.	*†	1,206	32,574
Network Engines, Inc.	*	1,329	1,940
Numerex Corp., Class A	*	1,800	10,620
Oclaro, Inc.	*	363	5,812
Oplink Communications, Inc.	*†	758	15,039
Optelecom-NKF, Inc.	*	819	1,179
Optical Cable Corp.	*	240	682
Parkervision, Inc.	*†	1,052	768
Performance Technologies, Inc.	*	793	1,721
Plantronics, Inc.	†	1,826	61,682
Polycom, Inc.	*†	4,177	113,949
Powerwave Technologies, Inc.	*†	2,434	4,430
QUALCOMM, Inc.		65,438	2,952,563
Riverbed Technology, Inc.	*†	1,849	84,277
SeaChange International, Inc.	*†	958	7,099
Sonus Networks, Inc.	*†	10,700	37,771
Sycamore Networks, Inc.		991	$32,118
Tekelec	*†	2,569	33,294
Tellabs, Inc.		19,143	142,615
Tollgrade Communications, Inc.	*	601	4,405
UTStarcom, Inc.	*†	4,555	9,884
Viasat, Inc.	*†	1,190	48,921
Westell Technologies, Inc., Class A	*	1,821	4,188
Zoom Technologies, Inc.	*†	542	2,157
			11,416,527

Computers & Peripherals—3.8%
ADPT Corp.	*	3,850	11,357
Apple, Inc.	*	36,429	10,336,729
Avid Technology, Inc.	*†	1,448	18,983
Concurrent Computer Corp.	*†	190	1,262
Cray, Inc.	*†	714	4,712
Dataram Corp.	*†	1,175	2,080
Dell, Inc.	*	69,252	897,506
Diebold, Inc.		3,079	95,726
Dot Hill Systems Corp.	*	1,396	1,954
Electronics for Imaging, Inc.	*	2,638	31,973
EMC Corp.	*	78,184	1,587,917
Hewlett-Packard Co.		91,839	3,863,667
Hutchinson Technology, Inc.	*†	1,149	3,987
Hypercom Corp.	*†	1,992	12,948
iGO, Inc.	*	674	1,321
Imation Corp.	*†	1,564	14,592
Intermec, Inc.	*†	2,374	29,105
Lexmark International, Inc., Class A	*	1,492	66,573
NCR Corp.	*	7,848	106,968
NetApp, Inc.	*†	14,316	712,794
Novatel Wireless, Inc.	*†	1,358	10,701
Overland Storage, Inc.	*†	160	246
Presstek, Inc.	*	945	2,069
QLogic Corp.	*†	3,731	65,815
Quantum Corp.	*	6,681	14,164
SanDisk Corp.	*	8,969	328,714
Silicon Graphics International Corp.	*	1,843	14,302
STEC, Inc.	*†	1,255	15,625
Stratasys, Inc.	*†	1,782	49,397
Synaptics, Inc.	*†	1,586	44,630
TransAct Technologies, Inc.	*	888	7,104
Western Digital Corp.	*	8,356	237,227
			18,592,148

Construction & Engineering—0.3%
Aecom Technology Corp.	*†	3,236	78,505
Comfort Systems USA, Inc.	†	2,179	23,381
Dycom Industries, Inc.	*	2,076	20,739
EMCOR Group, Inc.	*	2,908	71,508
Fluor Corp.	†	4,946	244,975
Furmanite Corp.	*	1,100	5,368
Granite Construction, Inc.	†	1,889	42,956
Insituform Technologies, Inc., Class A	*†	1,223	29,572
Jacobs Engineering Group, Inc.	*	4,968	192,262
KBR, Inc.		6,464	159,273
Layne Christensen Co.	*	510	13,204
MasTec, Inc.	*†	2,049	21,146
Quanta Services, Inc.	*†	8,861	169,068
Shaw Group, Inc. (The)	*	2,182	73,228
Tutor Perini Corp.	*†	960	19,286
URS Corp.	*	2,934	111,433
			1,275,904

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	$49,367
Headwaters, Inc.	*†	2,095	7,542
Martin Marietta Materials, Inc.	†	1,737	133,697
Texas Industries, Inc.	†	1,116	35,176
Vulcan Materials Co.	†	3,605	133,097
			358,879

Consumer Finance—0.7%
Advance America Cash Advance Centers, Inc.	†	21,480	86,565
American Express Co.		39,008	1,639,506
AmeriCredit Corp.	*	6,437	157,449
Capital One Financial Corp.		16,201	640,750
Cash America International, Inc.	†	685	23,975
CompuCredit Holdings Corp.	†	59	285
Discover Financial Services		18,027	300,690
Ezcorp, Inc., Class A	*	2,031	40,701
First Marblehead Corp. (The)	*†	2,764	6,468
Nelnet, Inc., Class A		481	11,005
Rewards Network, Inc.		375	5,381
SLM Corp.	*	20,100	232,155
Student Loan Corp. (The)	†	207	6,148
World Acceptance Corp.	*†	639	28,218
			3,179,296

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	8,787
AptarGroup, Inc.		3,130	142,947
Ball Corp.		4,676	275,182
Bemis Co., Inc.	†	1,316	41,783
Crown Holdings, Inc.	*	3,283	94,091
Greif, Inc., Class A	†	852	50,132
Myers Industries, Inc.	†	1,716	14,740
Owens-Illinois, Inc.	*	6,064	170,156
Packaging Corp. of America		4,339	100,535
Pactiv Corp.	*	2,710	89,376
Rock-Tenn Co., Class A	†	1,450	72,224
Sealed Air Corp.		2,704	60,786
Silgan Holdings, Inc.		908	28,784
Sonoco Products Co.		3,353	112,124
Temple-Inland, Inc.		4,506	84,082
			1,345,729

Distributors—0.1%
Audiovox Corp., Class A	*	1,218	8,331
Genuine Parts Co.		3,417	152,364
LKQ Corp.	*	7,000	145,600
			306,295

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	22,936
Apollo Group, Inc., Class A	*	5,209	267,482
Career Education Corp.	*†	4,167	89,465
Coinstar, Inc.	*†	1,075	46,214
Corinthian Colleges, Inc.	*†	3,624	25,440
DeVry, Inc.		2,980	146,646
H&R Block, Inc.		11,402	147,656
Hillenbrand, Inc.	†	1,576	33,900
ITT Educational Services, Inc.	*†	1,873	131,616
Jackson Hewitt Tax Service, Inc.	*†	1,779	1,637
Learning Tree International, Inc.	†	766	7,752
Matthews International Corp., Class A		1,052	37,199
Pre-Paid Legal Services, Inc.	*†	779	48,680
Princeton Review, Inc.	*†	818	$1,669
Regis Corp.	†	1,818	34,778
Service Corp. International	†	11,775	101,500
Sotheby’s	†	2,623	96,579
Steiner Leisure Ltd. (Bahamas)	*†	1,503	57,264
Stewart Enterprises, Inc., Class A	†	4,115	22,180
Strayer Education, Inc.	†	551	96,150
Universal Technical Institute, Inc.	†	418	8,172
Weight Watchers International, Inc.	†	1,826	56,953
			1,481,868

Diversified Financial Services—3.4%
Bank of America Corp.		403,383	5,288,351
Citigroup, Inc.	*	844,099	3,291,986
CME Group, Inc.		2,698	702,694
Interactive Brokers Group, Inc., Class A	*†	1,570	27,020
IntercontinentalExchange, Inc.	*	2,776	290,703
JPMorgan Chase & Co.		159,787	6,083,091
Leucadia National Corp.	*	6,084	143,704
Medallion Financial Corp.	†	958	7,463
Moody’s Corp.	†	6,057	151,304
MSCI, Inc., Class A	*	3,439	114,209
NASDAQ OMX Group, Inc. (The)	*	5,431	105,524
NYSE Euronext		9,567	273,329
PHH Corp.	*†	2,212	46,585
Pico Holdings, Inc.	*†	1,150	34,339
Portfolio Recovery Associates, Inc.	*	504	32,584
Resource America, Inc., Class A		1,287	7,310
			16,600,196

Diversified Telecommunication Services—2.5%
8x8, Inc.	*†	3,048	6,553
Alaska Communications Systems Group, Inc.		2,850	28,927
AT&T, Inc.		236,741	6,770,793
CenturyLink, Inc.	†	10,425	411,370
Cincinnati Bell, Inc.	*†	35,531	94,868
Cogent Communications Group, Inc.	*	2,886	27,330
Frontier Communications Corp.		39,354	321,522
General Communication, Inc., Class A	*†	2,516	25,085
HickoryTech Corp.		651	5,553
IDT Corp., Class B	*†	1,600	28,464
Integrated Telecom Express, Inc.	*‡δ	1,103	—
Level 3 Communications, Inc.	*	115,045	107,832
PAETEC Holding Corp.	*	5,459	22,436
Premiere Global Services, Inc.	*	2,174	15,392
Qwest Communications International, Inc.		54,773	343,427
Superior TeleCom, Inc.	*‡δ	2,013	—
SureWest Communications	*	184	1,362
tw telecom inc.	*†	1,928	35,803
Verizon Communications, Inc.		111,965	3,648,939
Windstream Corp.	†	18,492	227,267
			12,122,923

Electric Utilities—1.8%
Allegheny Energy, Inc.		5,273	129,294
Allete, Inc.		1,243	45,282
American Electric Power Co., Inc.		17,879	647,756
Central Vermont Public Service Corp.	†	540	10,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cleco Corp.	†	2,109	$62,469
DPL, Inc.	†	807	21,087
Duke Energy Corp.		54,217	960,183
Edison International		12,222	420,315
El Paso Electric Co.	*†	1,748	41,567
Empire District Electric Co. (The)	†	1,197	24,120
Entergy Corp.		7,521	575,582
Exelon Corp.		24,553	1,045,467
FirstEnergy Corp.	†	8,675	334,334
Great Plains Energy, Inc.		3,450	65,205
Hawaiian Electric Industries, Inc.		3,066	69,108
IDACORP, Inc.	†	1,515	54,419
ITC Holdings Corp.		1,539	95,803
MGE Energy, Inc.	†	1,559	61,721
NextEra Energy, Inc.		16,813	914,459
Northeast Utilities		5,201	153,794
NV Energy, Inc.		7,959	104,661
Otter Tail Corp.	†	1,095	22,327
Pepco Holdings, Inc.	†	7,066	131,428
Pinnacle West Capital Corp.		3,789	156,372
PNM Resources, Inc.	†	2,169	24,705
Portland General Electric Co.		1,100	22,308
PPL Corp.		14,691	400,036
Progress Energy, Inc.		10,369	460,591
Southern Co.		33,923	1,263,292
UIL Holdings Corp.		1,496	42,127
Unisource Energy Corp.		1,571	52,518
Unitil Corp.	†	420	9,219
Westar Energy, Inc.	†	4,032	97,695
			8,520,136

Electrical Equipment—0.7%
Active Power, Inc.	*	1,093	1,454
Acuity Brands, Inc.	†	1,873	82,861
American Superconductor Corp.	*†	1,147	35,672
AMETEK, Inc.		4,234	202,258
AZZ, Inc.	†	1,582	67,773
Babcock & Wilcox Co.	*	5,852	124,530
Baldor Electric Co.	†	2,620	105,848
Belden, Inc.	†	1,894	49,964
Brady Corp., Class A		2,402	70,066
C&D Technologies, Inc.	*	1,159	344
Capstone Turbine Corp.	*†	2,450	1,892
Emerson Electric Co.		25,496	1,342,619
Encore Wire Corp.	†	1,400	28,714
Franklin Electric Co., Inc.	†	902	29,910
FuelCell Energy, Inc.	*†	1,938	2,384
General Cable Corp.	*	3,772	102,297
GrafTech International Ltd.	*†	3,487	54,502
Hubbell, Inc., Class B	†	2,078	105,458
II-VI, Inc.	*	682	25,459
LSI Industries, Inc.	†	1,083	6,953
Magnetek, Inc.	*	1,406	1,856
Orbit International Corp.	*	2,812	9,561
Plug Power, Inc.	*	2,704	1,033
Powell Industries, Inc.	*†	1,045	32,520
Regal-Beloit Corp.		1,272	74,654
Rockwell Automation, Inc.		4,331	267,353
Roper Industries, Inc.		2,980	194,236
Servotronics, Inc.		3,205	32,050
Thomas & Betts Corp.	*	2,428	99,596
Ultralife Corp.	*†	416	1,822
Universal Security Instruments, Inc.	*	1,866	11,196
Valence Technology, Inc.	*†	6,972	8,018
Vicor Corp.		1,380	$20,162
Woodward Governor Co.	†	2,448	79,364
			3,274,379

Electronic Equipment, Instruments & Components—0.8%
Agilent Technologies, Inc.	*	10,372	346,114
Agilysys, Inc.	*	1,335	8,678
Amphenol Corp., Class A		7,376	361,276
Anixter International, Inc.	*†	1,723	93,025
Arrow Electronics, Inc.	*†	4,585	122,557
Avnet, Inc.	*	5,129	138,534
AVX Corp.		2,270	31,371
Benchmark Electronics, Inc.	*†	2,520	41,328
Brightpoint, Inc.	*†	2,358	16,482
CalAmp Corp.	*	550	1,414
Checkpoint Systems, Inc.	*†	1,441	29,324
Cognex Corp.	†	2,023	54,257
Coherent, Inc.	*†	1,348	53,933
Corning, Inc.		52,776	964,745
CTS Corp.	†	1,580	15,200
Daktronics, Inc.	†	927	9,103
Dolby Laboratories, Inc., Class A	*	1,370	77,830
DTS, Inc.	*	755	28,818
Echelon Corp.	*†	1,769	15,125
Electro Rent Corp.		950	12,616
Electro Scientific Industries, Inc.	*†	1,421	15,787
Electro-Sensors, Inc.		2,581	10,634
FARO Technologies, Inc.	*†	453	9,880
FLIR Systems, Inc.	*	5,608	144,126
Frequency Electronics, Inc.	*	821	4,959
Gerber Scientific, Inc.	*†	1,608	9,921
ID Systems, Inc.	*†	2,016	4,012
Identive Group, Inc.	*	1,494	2,704
Ingram Micro, Inc., Class A	*	1,030	17,366
Insight Enterprises, Inc.	*†	2,054	32,125
Iteris, Inc.	*	4,263	6,309
Itron, Inc.	*	955	58,475
Jabil Circuit, Inc.		8,287	119,416
L-1 Identity Solutions, Inc.	*	1,637	19,202
Lightpath Technologies, Inc., Class A	*†	1,526	4,364
Littelfuse, Inc.	*†	909	39,723
LRAD Corp.	*†	3,686	5,787
Maxwell Technologies, Inc.	*†	370	5,406
Mercury Computer Systems, Inc.	*†	963	11,585
Mesa Laboratories, Inc.		1,200	27,600
Methode Electronics, Inc.	†	1,383	12,558
Molex, Inc.	†	5,599	117,187
MTS Systems Corp.	†	1,342	41,602
National Instruments Corp.	†	3,414	111,501
Newport Corp.	*†	1,614	18,303
NU Horizons Electronics Corp.	*	1,207	8,389
OI Corp.		1,600	19,840
OSI Systems, Inc.	*	867	31,489
Parametric Sound Corp.	*‡	1,843	221
Park Electrochemical Corp.	†	1,086	28,605
PC Connection, Inc.	*†	854	5,833
Planar Systems, Inc.	*	785	1,790
Plexus Corp.	*†	1,884	55,295
Power-One, Inc.	*†	3,459	31,442
Radisys Corp.	*†	961	9,053
Research Frontiers, Inc.	*†	752	2,978
Rofin-Sinar Technologies, Inc.	*	2,200	55,836
Rogers Corp.	*	803	25,278
Sanmina-SCI Corp.	*†	3,577	43,210
ScanSource, Inc.	*†	1,126	31,235
Sigmatron International, Inc.	*	282	1,650

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Spectrum Control, Inc.	*	1,195	$17,590
SYNNEX Corp.	*†	104	2,927
Tech Data Corp.	*	2,057	82,897
Technitrol, Inc.		1,866	8,229
Trimble Navigation Ltd.	*†	4,318	151,303
TTM Technologies, Inc.	*†	1,639	16,046
Universal Display Corp.	*†	1,350	31,725
Vishay Intertechnology, Inc.	*	6,172	59,745
Vishay Precision Group, Inc.	*	440	6,868
X-Rite, Inc.	*†	1,890	7,163
Zygo Corp.	*	967	9,477
			4,018,376

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	1,298	39,524
Baker Hughes, Inc.		13,177	561,340
Basic Energy Services, Inc.	*	1,600	13,632
Bristow Group, Inc.	*†	982	35,431
Cal Dive International, Inc.	*	4,816	26,344
Cameron International Corp.	*	9,319	400,344
CARBO Ceramics, Inc.	†	1,137	92,097
Complete Production Services, Inc.	*	1,200	24,540
Dawson Geophysical Co.	*	924	24,625
Diamond Offshore Drilling, Inc.	†	1,577	106,873
Dresser-Rand Group, Inc.	*	2,924	107,866
Dril-Quip, Inc.	*†	880	54,657
Exterran Holdings, Inc.	*†	2,465	55,980
FMC Technologies, Inc.	*	5,390	368,083
Global Industries Ltd.	*†	2,539	13,888
Gulfmark Offshore, Inc., Class A	*†	1,000	30,720
Halliburton Co.		34,838	1,152,093
Helix Energy Solutions Group, Inc.	*	3,853	42,922
Helmerich & Payne, Inc.	†	3,926	158,846
Hercules Offshore, Inc.	*	5,226	13,849
Hornbeck Offshore Services, Inc.	*†	1,800	35,082
ION Geophysical Corp.	*†	21,895	112,540
Key Energy Services, Inc.	*†	14,250	135,518
Lufkin Industries, Inc.	†	2,000	87,800
Matrix Service Co.	*	468	4,095
McDermott International, Inc.	*	11,704	172,985
Mitcham Industries, Inc.	*	1,100	8,140
Nabors Industries Ltd. (Bermuda)	*	10,988	198,443
National Oilwell Varco, Inc.		16,517	734,511
Newpark Resources, Inc.	*	3,484	29,266
Oceaneering International, Inc.	*	2,232	120,216
Oil States International, Inc.	*	2,026	94,310
OYO Geospace Corp.	*	550	31,834
Parker Drilling Co.	*†	3,755	16,334
Patterson-UTI Energy, Inc.		6,712	114,641
PHI, Inc.	*	774	12,523
Pioneer Drilling Co.	*†	2,700	17,226
Pride International, Inc.	*	5,416	159,393
Rowan Cos., Inc.	*	3,918	118,951
Schlumberger Ltd.		54,766	3,374,133
SEACOR Holdings, Inc.	*	713	60,719
Superior Energy Services, Inc.	*	2,900	77,401
T-3 Energy Services, Inc.	*†	972	25,418
Tesco Corp. (Canada)	*	3,185	38,316
Tetra Technologies, Inc.	*†	2,352	23,990
Tidewater, Inc.		78	3,495
Unit Corp.	*†	1,702	63,468
			9,194,402

Food & Staples Retailing—2.2%
Andersons, Inc. (The)	†	700	$26,530
Arden Group, Inc., Class A		260	21,450
BJ’s Wholesale Club, Inc.	*	2,859	118,648
Casey’s General Stores, Inc.	†	1,608	67,134
Costco Wholesale Corp.	†	14,385	927,689
CVS Caremark Corp.		56,963	1,792,625
Great Atlantic & Pacific Tea Co.	*†	123	487
Kroger Co. (The)		21,854	473,358
Nash Finch Co.	†	674	28,672
Pantry, Inc. (The)	*	1,200	28,932
Rite Aid Corp.	*	25,982	24,501
Ruddick Corp.	†	1,967	68,215
Safeway, Inc.		13,125	277,725
SUPERVALU, Inc.		8,154	94,016
Sysco Corp.	†	22,511	642,014
United Natural Foods, Inc.	*	1,912	63,364
Walgreen Co.		37,871	1,268,678
Wal-Mart Stores, Inc.		82,732	4,427,817
Weis Markets, Inc.		382	14,948
Whole Foods Market, Inc.	*†	5,036	186,886
Winn-Dixie Stores, Inc.	*†	3,309	23,593
			10,577,282

Food Products—1.8%
Archer-Daniels-Midland Co.		23,265	742,619
Bridgford Foods Corp.	†	559	7,172
Bunge Ltd.	†	4,700	278,052
Campbell Soup Co.	†	9,126	326,254
Chiquita Brands International, Inc.	*†	2,150	28,466
ConAgra Foods, Inc.		17,187	377,083
Corn Products International, Inc.		3,164	118,650
Darling International, Inc.	*†	3,150	26,838
Dean Foods Co.	*	6,281	64,129
Del Monte Foods Co.		8,204	107,554
Farmer Bros. Co.		930	14,880
Flowers Foods, Inc.	†	4,140	102,838
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	12,304
General Mills, Inc.		23,368	853,867
Green Mountain Coffee Roasters, Inc.	*	6,747	210,439
Griffin Land & Nurseries, Inc.		650	17,186
H.J. Heinz Co.		10,532	498,901
Hain Celestial Group, Inc. (The)	*†	1,426	34,195
Hershey Co. (The)		7,945	378,102
Hormel Foods Corp.	†	3,195	142,497
Inventure Foods, Inc.	*	5,272	19,875
J&J Snack Foods Corp.	†	761	31,909
J.M. Smucker Co. (The)		4,592	277,954
Kellogg Co.		10,132	511,767
Kraft Foods, Inc., Class A		61,319	1,892,304
Lancaster Colony Corp.	†	1,389	65,977
Lance, Inc.	†	1,370	29,181
McCormick & Co., Inc.	†	4,101	172,406
Mead Johnson Nutrition Co.		4,802	273,282
Ralcorp Holdings, Inc.	*	2,312	135,206
Sanderson Farms, Inc.		864	37,403
Sara Lee Corp.		29,377	394,533
Smithfield Foods, Inc.	*†	4,682	78,798
Tootsie Roll Industries, Inc.	†	624	15,525
TreeHouse Foods, Inc.	*†	1,256	57,902
Tyson Foods, Inc., Class A		10,231	163,901
			8,499,949

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Gas Utilities—0.3%
AGL Resources, Inc.		2,166	$83,088
Atmos Energy Corp.		2,732	79,911
Chesapeake Utilities Corp.	†	949	34,373
Delta Natural Gas Co., Inc.		380	11,685
Energen Corp.		2,644	120,884
Laclede Group, Inc. (The)	†	1,025	35,280
National Fuel Gas Co.		3,639	188,537
New Jersey Resources Corp.	†	1,681	65,929
Nicor, Inc.	†	1,828	83,759
Northwest Natural Gas Co.	†	1,183	56,133
Oneok, Inc.		3,908	176,016
Piedmont Natural Gas Co., Inc.	†	2,740	79,460
Questar Corp.	†	7,412	129,932
South Jersey Industries, Inc.	†	2,014	99,632
Southwest Gas Corp.	†	1,252	42,055
UGI Corp.		2,720	77,819
WGL Holdings, Inc.	†	2,315	87,461
			1,451,954

Health Care Equipment & Supplies—1.9%
Abaxis, Inc.	*†	749	17,302
ABIOMED, Inc.	*†	886	9,400
Alere, Inc.	*†	3,011	93,130
Align Technology, Inc.	*†	2,449	47,951
American Medical Systems Holdings, Inc.	*†	3,000	58,740
Analogic Corp.	†	593	26,614
Baxter International, Inc.		23,674	1,129,487
Beckman Coulter, Inc.	†	2,512	122,560
Becton Dickinson and Co.		8,590	636,519
Biolase Technology, Inc.	*	765	895
Boston Scientific Corp.	*	53,540	328,200
C.R. Bard, Inc.		3,904	317,903
CareFusion Corp.	*	6,833	169,732
Cerus Corp.	*†	1,010	3,878
Conceptus, Inc.	*†	1,047	14,396
Conmed Corp.	*†	1,362	30,522
Cooper Cos., Inc. (The)	†	1,627	75,200
CryoLife, Inc.	*†	937	5,688
Cyberonics, Inc.	*†	956	25,506
DENTSPLY International, Inc.		5,668	181,206
Edwards Lifesciences Corp.	*	5,150	345,308
Gen-Probe, Inc.	*	1,849	89,603
Greatbatch, Inc.	*	942	21,845
Haemonetics Corp.	*†	1,157	67,719
Hill-Rom Holdings, Inc.	†	1,576	56,563
Hologic, Inc.	*†	9,792	156,770
Hospira, Inc.	*	6,367	362,983
ICU Medical, Inc.	*†	605	22,560
IDEXX Laboratories, Inc.	*†	1,985	122,514
Immucor, Inc.	*†	1,828	36,249
Integra LifeSciences Holdings Corp.	*†	1,190	46,957
Intuitive Surgical, Inc.	*	1,260	357,512
Invacare Corp.	†	1,333	35,338
Kensey Nash Corp.	*†	866	25,019
Kinetic Concepts, Inc.	*†	2,200	80,476
Masimo Corp.	†	1,500	40,965
Medtronic, Inc.		42,411	1,424,161
Meridian Bioscience, Inc.		1,158	25,337
Merit Medical Systems, Inc.	*	2,519	40,027
NuVasive, Inc.	*†	990	34,789
OraSure Technologies, Inc.	*†	1,687	6,832
Osteotech, Inc.	*	1,498	9,677
Palomar Medical Technologies, Inc.	*	1,116	$11,528
ResMed, Inc.	*†	6,068	199,091
RTI Biologics, Inc.	*†	807	2,122
SonoSite, Inc.	*	1,012	33,912
Spectranetics Corp.	*	1,045	5,664
St. Jude Medical, Inc.	*	11,448	450,364
Staar Surgical Co.	*†	848	4,588
STERIS Corp.	†	2,777	92,252
Stryker Corp.	†	9,245	462,712
SurModics, Inc.	*	675	8,046
Synovis Life Technologies, Inc.	*†	346	5,173
Teleflex, Inc.		1,322	75,063
Theragenics Corp.	*	1,492	1,895
ThermoGenesis Corp.	*	1,079	3,140
Thoratec Corp.	*†	2,306	85,276
Urologix, Inc.	*†	1,050	1,029
Varian Medical Systems, Inc.	*†	5,512	333,476
Volcano Corp.	*†	1,970	51,181
West Pharmaceutical Services, Inc.	†	1,704	58,464
Wright Medical Group, Inc.	*†	1,309	18,863
Young Innovations, Inc.	†	677	19,369
Zimmer Holdings, Inc.	*	6,941	363,223
Zoll Medical Corp.	*†	850	27,430
			9,017,894

Health Care Providers & Services—2.1%
Aetna, Inc.		13,625	430,686
Alliance HealthCare Services, Inc.	*	1,429	6,545
Almost Family, Inc.	*	422	12,504
Amedisys, Inc.	*†	1,698	40,412
AMERIGROUP Corp.	*†	1,950	82,817
AmerisourceBergen Corp.		11,686	358,293
AMN Healthcare Services, Inc.	*†	1,507	7,746
Amsurg Corp.	*	1,423	24,874
BioScrip, Inc.	*†	1,095	5,650
Brookdale Senior Living, Inc.	*†	2,200	35,882
Cardinal Health, Inc.		13,667	451,558
CardioNet, Inc.	*	1,151	5,191
Catalyst Health Solutions, Inc.	*†	1,864	65,631
Centene Corp.	*†	1,972	46,519
Chemed Corp.	†	1,162	66,199
Chindex International, Inc.	*†	822	12,420
CIGNA Corp.		7,259	259,727
Clarient, Inc.	*	3,308	11,181
Community Health Systems, Inc.	*†	4,282	132,614
Coventry Health Care, Inc.	*	6,568	141,409
Cross Country Healthcare, Inc.	*†	1,339	9,627
DaVita, Inc.	*	3,507	242,088
Express Scripts, Inc.	*	21,030	1,024,161
Gentiva Health Services, Inc.	*†	1,474	32,207
Hanger Orthopedic Group, Inc.	*†	1,083	15,747
Health Management Associates, Inc., Class A	*	9,953	76,240
Health Net, Inc.	*	3,209	87,253
Healthspring, Inc.	*	2,400	62,016
Healthways, Inc.	*	1,362	15,854
Henry Schein, Inc.	*	3,652	213,934
HMS Holdings Corp.	*†	1,410	83,105
Humana, Inc.	*	4,622	232,209
Kindred Healthcare, Inc.	*†	1,800	23,436
Laboratory Corp. of America Holdings	*	4,321	338,896
Landauer, Inc.		598	37,453
LCA-Vision, Inc.	*	616	3,431
LifePoint Hospitals, Inc.	*†	2,149	75,344
Lincare Holdings, Inc.	†	3,193	80,112

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Magellan Health Services, Inc.	*†	1,400	$66,136
McKesson Corp.		9,930	613,475
Medco Health Solutions, Inc.	*	17,257	898,399
Mednax, Inc.	*	2,182	116,301
National Healthcare Corp.	†	431	15,977
National Research Corp.		1,250	32,600
NovaMed, Inc.	*	416	4,031
Omnicare, Inc.	†	4,277	102,135
Owens & Minor, Inc.		2,434	69,272
Patterson Cos., Inc.		5,546	158,893
PDI, Inc.	*	703	6,144
PharMerica Corp.	*	1,365	13,008
PSS World Medical, Inc.	*†	3,574	76,412
Psychemedics Corp.		302	2,809
Psychiatric Solutions, Inc.	*	2,662	89,310
Quest Diagnostics, Inc.		3,899	196,783
RehabCare Group, Inc.	*†	739	14,943
Res-Care, Inc.	*	1,222	16,216
Sun Healthcare Group, Inc.	*†	2,084	17,652
Sunrise Senior Living, Inc.	*	1,950	6,689
Tenet Healthcare Corp.	*	19,289	91,044
U.S. Physical Therapy, Inc.	*	1,300	21,736
UnitedHealth Group, Inc.		42,411	1,489,050
Universal American Corp.	†	1,812	26,727
Universal Health Services, Inc., Class B		2,466	95,829
VCA Antech, Inc.	*†	3,442	72,592
WellCare Health Plans, Inc.	*†	1,500	43,440
WellPoint, Inc.	*	14,717	833,571
			10,042,145

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	83,392
Cerner Corp.	*†	3,044	255,665
Mediware Information Systems, Inc.	*	1,088	11,446
Omnicell, Inc.	*	783	10,242
Quality Systems, Inc.	†	768	50,926
			411,671

Hotels, Restaurants & Leisure—1.9%
Ambassadors International, Inc.	*	66	120
Ameristar Casinos, Inc.		300	5,235
Bally Technologies, Inc.	*	1,971	68,886
Biglari Holdings, Inc.	*†	63	20,705
Bob Evans Farms, Inc.		1,465	41,123
Boyd Gaming Corp.	*†	2,619	18,988
Brinker International, Inc.		5,167	97,450
Buffalo Wild Wings, Inc.	*	867	41,521
Burger King Holdings, Inc.		1,700	40,596
California Pizza Kitchen, Inc.	*	1,455	24,822
Carnival Corp.		13,445	513,733
CEC Entertainment, Inc.	*	1,614	55,409
Cheesecake Factory, Inc. (The)	*†	3,444	91,163
Chipotle Mexican Grill, Inc.	*†	1,386	238,392
Choice Hotels International, Inc.	†	1,616	58,919
Churchill Downs, Inc.		638	22,789
Cracker Barrel Old Country Store, Inc.		2,120	107,611
Darden Restaurants, Inc.		5,104	218,349
DineEquity, Inc.	*†	1,079	48,533
Dover Downs Gaming & Entertainment, Inc.		1,710	5,814
Dover Motorsports, Inc.	*	1,645	3,010
Empire Resorts, Inc.	*†	582	646
Gaylord Entertainment Co.	*†	1,772	$54,046
International Game Technology		13,402	193,659
International Speedway Corp., Class A		1,190	29,036
Interval Leisure Group, Inc.	*†	1,886	25,404
Isle of Capri Casinos, Inc.	*	1,250	8,950
Jack in the Box, Inc.	*†	2,874	61,619
Krispy Kreme Doughnuts, Inc.	*	2,573	11,784
Landry’s Restaurants, Inc.	*	1,253	30,686
Las Vegas Sands Corp.	*†	12,301	428,690
Life Time Fitness, Inc.	*†	1,774	70,020
Marcus Corp.	†	1,505	17,834
Marriott International, Inc., Class A		10,755	385,352
McDonald’s Corp.		38,435	2,863,792
MGM Resorts International	*†	4,792	54,054
Morgans Hotel Group Co.	*	2,300	16,836
Morton’s Restaurant Group, Inc.	*	2,200	10,758
Multimedia Games, Inc.	*	1,202	4,447
O’Charleys, Inc.	*†	1,091	7,844
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	1,577	17,584
P.F. Chang’s China Bistro, Inc.	†	1,089	50,312
Panera Bread Co., Class A	*†	1,250	110,763
Papa John’s International, Inc.	*†	1,610	42,472
Peet’s Coffee & Tea, Inc.	*†	637	21,805
Penn National Gaming, Inc.	*	2,586	76,572
Pinnacle Entertainment, Inc.	*†	1,629	18,163
Red Robin Gourmet Burgers, Inc.	*†	692	13,570
Royal Caribbean Cruises Ltd.	*	7,613	240,038
Ruby Tuesday, Inc.	*	2,816	33,426
Scientific Games Corp., Class A	*†	2,517	24,415
Shuffle Master, Inc.	*	1,527	12,842
Sonic Corp.	*	3,730	30,138
Speedway Motorsports, Inc.	†	149	2,336
Starbucks Corp.		21,004	537,282
Starwood Hotels & Resorts Worldwide, Inc.		7,939	417,194
Texas Roadhouse, Inc.	*	3,070	43,164
Vail Resorts, Inc.	*†	1,491	55,942
Wendy’s/Arby’s Group, Inc., Class A		25,109	113,744
WMS Industries, Inc.	*	564	21,472
Wyndham Worldwide Corp.	†	8,848	243,055
Wynn Resorts Ltd.		2,554	221,611
Yum! Brands, Inc.		16,041	738,848
			9,085,373

Household Durables—0.4%
American Greetings Corp., Class A	†	2,760	51,308
Bassett Furniture Industries, Inc.	*	1,139	5,615
Beazer Homes USA, Inc.	*†	1,494	6,170
Blyth, Inc.		460	18,970
Brookfield Homes Corp.	*	1,218	9,975
D.R. Horton, Inc.		3,903	43,401
Ethan Allen Interiors, Inc.	†	1,551	27,080
Fortune Brands, Inc.		3,861	190,077
Furniture Brands International, Inc.	*†	2,341	12,595
Harman International Industries, Inc.	*†	2,728	91,142
Helen of Troy Ltd. (Bermuda)	*†	1,333	33,712
Hovnanian Enterprises, Inc., Class A	*†	1,478	5,809
Jarden Corp.		2,055	63,972
KB Home	†	3,248	36,800
Kid Brands, Inc.	*	1,156	9,942

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
La-Z-Boy, Inc.	*†	2,404	$20,290
Leggett & Platt, Inc.	†	2,928	66,641
Lennar Corp., Class A		5,675	87,281
M/I Homes, Inc.	*	610	6,326
MDC Holdings, Inc.		1,091	31,672
Meritage Homes Corp.	*	1,300	25,506
Mohawk Industries, Inc.	*†	2,460	131,118
National Presto Industries, Inc.		535	56,961
Newell Rubbermaid, Inc.	†	3,792	67,536
NVR, Inc.	*†	262	169,653
Palm Harbor Homes, Inc.	*	1,181	1,878
Pulte Group, Inc.	*	13,539	118,602
Ryland Group, Inc.	†	1,852	33,188
Skyline Corp.	†	720	14,587
Standard Pacific Corp.	*†	2,568	10,195
Stanley Black & Decker, Inc.		3,191	195,544
Tempur-Pedic International, Inc.	*†	1,346	41,726
Toll Brothers, Inc.	*†	4,132	78,591
Tupperware Brands Corp.		2,427	111,060
Universal Electronics, Inc.	*†	639	13,323
Whirlpool Corp.		1,858	150,424
			2,038,670

Household Products—2.1%
Central Garden and Pet Co., Class A	*†	1,230	12,743
Church & Dwight Co., Inc.	†	2,569	166,831
Clorox Co.		4,503	300,620
Colgate-Palmolive Co.		18,285	1,405,385
Energizer Holdings, Inc.	*	1,856	124,779
Kimberly-Clark Corp.		15,882	1,033,124
Procter & Gamble Co. (The)		116,850	7,007,495
WD-40 Co.		949	36,081
			10,087,058

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	305,712
Calpine Corp.	*	16,000	199,200
Constellation Energy Group, Inc.		7,434	239,672
Dynegy, Inc.	*	25,395	123,674
Mirant Corp.	*	1,385	13,795
NRG Energy, Inc.	*	8,000	166,560
RRI Energy, Inc.	*	11,470	40,718
			1,089,331

Industrial Conglomerates—1.9%
3M Co.		25,681	2,226,799
Carlisle Cos., Inc.		2,452	73,437
General Electric Co.		423,003	6,873,799
Seaboard Corp.	†	18	31,878
Standex International Corp.	†	724	17,514
Textron, Inc.	†	8,214	168,880
Tredegar Corp.	†	1,606	30,482
United Capital Corp.	*†	690	16,788
			9,439,577

Insurance—3.9%
Aflac, Inc.		19,465	1,006,535
Alleghany Corp.	*	154	46,667
Allied World Assurance Co. Holdings Ltd. (Bermuda)	†	1,889	106,899
Allstate Corp. (The)		18,288	576,986
Alterra Capital Holdings Ltd. (Bermuda)		1,915	38,147
Ambac Financial Group, Inc.	*	11,209	6,221
American Equity Investment Life Holding Co.	†	4,302	$44,052
American Financial Group, Inc.		2,657	81,251
American Independence Corp.	*	430	2,064
American International Group, Inc.	*†	5,515	215,637
American National Insurance Co.		945	71,792
American Physicians Capital, Inc.		1,720	71,311
AON Corp.	†	7,679	300,326
Arch Capital Group Ltd. (Bermuda)	*	1,428	119,666
Argo Group International Holdings Ltd. (Bermuda)	†	899	31,231
Arthur J. Gallagher & Co.		3,230	85,175
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	106,343
Assurant, Inc.		4,146	168,742
Assured Guaranty Ltd. (Bermuda)	†	7,538	128,975
Axis Capital Holdings Ltd. (Bermuda)		5,691	187,462
Baldwin & Lyons, Inc., Class B	†	945	24,050
Berkshire Hathaway, Inc., Class B	*†	69,393	5,737,413
Brown & Brown, Inc.	†	5,036	101,677
Chubb Corp.		11,106	632,931
Cincinnati Financial Corp.	†	6,036	174,139
CNA Financial Corp.	*	1,422	39,802
CNA Surety Corp.	*†	1,486	26,629
CNO Financial Group, Inc.	*†	6,600	36,564
Crawford & Co., Class B	*†	1,891	4,595
Delphi Financial Group, Inc., Class A	†	1,945	48,606
EMC Insurance Group, Inc.	†	341	7,270
Employers Holdings, Inc.		2,770	43,683
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	107,380
Erie Indemnity Co., Class A		1,023	57,349
Everest Re Group Ltd. (Bermuda)		2,468	213,408
FBL Financial Group, Inc., Class A	†	1,275	33,125
Fidelity National Financial, Inc., Class A		8,236	129,388
First American Financial Corp.		3,159	47,195
Genworth Financial, Inc., Class A	*	16,181	197,732
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	44,961
Hanover Insurance Group, Inc. (The)	†	2,346	110,262
Harleysville Group, Inc.	†	1,351	44,299
Hartford Financial Services Group, Inc.		15,915	365,249
HCC Insurance Holdings, Inc.		3,999	104,334
Hilltop Holdings, Inc.	*†	1,180	11,304
Horace Mann Educators Corp.		2,000	35,560
Independence Holding Co.		961	6,876
Infinity Property & Casualty Corp.		810	39,504
Kansas City Life Insurance Co.		902	28,133
Lincoln National Corp.		10,899	260,704
Loews Corp.		7,988	302,745
Markel Corp.	*	412	141,971
Marsh & McLennan Cos., Inc.		15,676	378,105
MBIA, Inc.	*	8,742	87,857
Mercury General Corp.		1,109	45,325
MetLife, Inc.		33,424	1,285,153
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	64,673

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
National Financial Partners Corp.	*	1,495	$18,942
Navigators Group, Inc. (The)	*†	938	41,863
Old Republic International Corp.	†	9,191	127,295
PartnerRe Ltd. (Bermuda)		2,300	184,414
Phoenix Cos., Inc. (The)	*†	4,217	8,856
Platinum Underwriters Holdings Ltd. (Bermuda)	†	2,734	118,984
PMA Capital Corp., Class A	*	1,826	13,768
Presidential Life Corp.		1,144	11,211
Principal Financial Group, Inc.		10,891	282,295
ProAssurance Corp.	*	1,647	94,851
Progressive Corp. (The)		24,774	517,033
Protective Life Corp.		3,130	68,109
Prudential Financial, Inc.		17,746	961,478
Reinsurance Group of America, Inc.		1,440	69,538
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	173,884
RLI Corp.	†	1,164	65,906
Safety Insurance Group, Inc.	†	850	35,717
Selective Insurance Group, Inc.		2,122	34,567
StanCorp Financial Group, Inc.		2,460	93,480
State Auto Financial Corp.	†	488	7,423
Stewart Information Services Corp.	†	1,239	14,025
Torchmark Corp.		3,623	192,526
Tower Group, Inc.		1,736	40,536
Transatlantic Holdings, Inc.		1,167	59,307
Travelers Cos., Inc. (The)		16,353	851,991
United Fire & Casualty Co.	†	1,250	26,513
Unitrin, Inc.		1,906	46,487
Unum Group		11,647	257,981
Validus Holdings Ltd. (Bermuda)		3,553	93,657
W.R. Berkley Corp.		2,501	67,702
Wesco Financial Corp.		187	66,974
White Mountains Insurance Group Ltd.		300	92,538
			19,155,284

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc., Class A	*	793	1,499
Amazon.com, Inc.	*	14,373	2,257,423
dELiA*s, Inc.	*	925	1,748
Drugstore.Com, Inc.	*†	3,800	7,296
Expedia, Inc.	†	7,176	202,435
Geeknet, Inc.	*	2,018	4,016
Hollywood Media Corp.	*	1,494	1,838
HSN, Inc.	*†	1,886	56,391
Liberty Media Corp.— Interactive, Series A	*	19,760	270,910
NetFlix, Inc.	*†	1,333	216,159
Overstock.com, Inc.	*†	770	12,105
priceline.com, Inc.	*	1,548	539,230
Valuevision Media, Inc., Class A	*	1,741	3,273
			3,574,323

Internet Software & Services—1.7%
Akamai Technologies, Inc.	*	7,479	375,296
AOL, Inc.	*†	3,989	98,728
Art Technology Group, Inc.	*†	8,333	34,415
Autobytel, Inc.	*	1,384	1,204
DealerTrack Holdings, Inc.	*†	1,800	30,744
Digital River, Inc.	*	1,627	55,383
Earthlink, Inc.	†	5,814	52,849
eBay, Inc.	*	47,283	1,153,705
Equinix, Inc.	*†	1,323	135,409
Google, Inc., Class A	*	9,340	$4,910,879
GSI Commerce, Inc.	*	1,469	36,284
IAC/InterActiveCorp	*†	4,715	123,863
Infospace, Inc.	*	1,323	11,457
Internap Network Services Corp.	*	1,297	6,368
j2 Global Communications, Inc.	*†	1,614	38,397
Keynote Systems, Inc.		1,400	16,268
Knot, Inc. (The)	*†	2,304	21,036
LivePerson, Inc.	*	3,333	27,997
Looksmart Ltd.	*	500	1,010
ModusLink Global Solutions, Inc.	*†	1,007	6,394
Monster Worldwide, Inc.	*†	4,681	60,666
Move, Inc.	*	7,362	16,417
NaviSite, Inc.	*	3,725	12,479
NIC, Inc.		2,450	20,311
Openwave Systems, Inc.	*	2,570	4,369
RealNetworks, Inc.	*†	5,844	19,051
Saba Software, Inc.	*†	1,576	8,573
SAVVIS, Inc.	*	408	8,601
Stamps.com, Inc.	*†	1,050	13,650
support.com, Inc.	*	1,562	7,154
United Online, Inc.	†	2,509	14,351
ValueClick, Inc.	*†	4,058	53,079
VeriSign, Inc.	*†	8,080	256,459
Vertro, Inc.	*	198	515
Web.com Group, Inc.	*	308	1,694
WebMD Health Corp.	*	2,424	120,885
WebMediaBrands, Inc.	*	1,450	1,291
Yahoo! Inc.	*†	43,481	616,126
Zix Corp.	*	1,015	2,883
			8,376,240

IT Services—2.9%
Acxiom Corp.	*†	3,451	54,733
Alliance Data Systems Corp.	*†	1,955	127,583
Automatic Data Processing, Inc.		17,041	716,233
Broadridge Financial Solutions, Inc.		5,748	131,457
CACI International, Inc., Class A	*	1,198	54,222
Ciber, Inc.	*	2,444	7,356
Cognizant Technology Solutions Corp., Class A	*	12,226	788,210
Computer Sciences Corp.		3,563	163,898
Convergys Corp.	*†	5,933	62,000
CoreLogic, Inc.		3,159	60,526
CSG Systems International, Inc.	*	2,153	39,249
Diamond Management & Technology Consultants, Inc.	†	1,431	17,888
DST Systems, Inc.		2,518	112,907
Edgewater Technology, Inc.	*	1,533	4,170
Euronet Worldwide, Inc.	*	1,056	18,998
Fidelity National Information Services, Inc.		11,953	324,285
Fiserv, Inc.	*	6,994	376,417
Forrester Research, Inc.	*	963	31,856
Gartner, Inc., Class A	*	1,179	34,710
Global Payments, Inc.		3,238	138,878
Hackett Group, Inc. (The)	*†	1,140	4,708
Hewitt Associates, Inc., Class A	*	2,317	116,846
iGATE Corp.	†	1,397	25,342
Integral Systems, Inc.	*†	1,010	7,454
International Business Machines Corp.		49,323	6,616,187
Lender Processing Services, Inc.		4,048	134,515
Lionbridge Technologies, Inc.	*	1,165	5,010
Management Network Group, Inc.	*	320	944

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mantech International Corp., Class A	*	1,217	$48,193
Mastech Holdings, Inc.	*	93	279
Mastercard, Inc., Class A		3,234	724,416
MAXIMUS, Inc.	†	1,052	64,782
MoneyGram International, Inc.	*†	3,750	9,150
NeuStar, Inc., Class A	*	3,140	78,060
Online Resources Corp.	*†	700	3,108
Paychex, Inc.		9,849	270,749
Pfsweb, Inc.	*†	1,209	4,207
SAIC, Inc.	*	8,529	136,293
Sapient Corp.	†	4,150	49,676
SRA International, Inc., Class A	*†	1,664	32,814
StarTek, Inc.	*	994	4,155
Syntel, Inc.	†	1,554	69,153
TeleTech Holdings, Inc.	*†	2,738	40,632
Teradata Corp.	*	7,848	302,619
Total System Services, Inc.	†	6,935	105,689
Unisys Corp.	*	1,371	38,251
VeriFone Systems, Inc.	*†	2,645	82,180
Visa, Inc., Class A	†	18,001	1,336,754
Western Union Co. (The)		25,245	446,079
Wright Express Corp.	*	1,750	62,493
XETA Technologies, Inc.	*	1,946	6,480
			14,092,794

Leisure Equipment & Products—0.1%
Arctic Cat, Inc.	*	1,857	19,034
Brunswick Corp.	†	3,797	57,790
Callaway Golf Co.	†	2,881	20,167
Eastman Kodak Co.	*†	11,893	49,951
Hasbro, Inc.	†	2,107	93,783
Jakks Pacific, Inc.	*†	925	16,317
Leapfrog Enterprises, Inc.	*	1,261	6,910
Mattel, Inc.		8,487	199,105
Nautilus, Inc.	*	1,359	1,808
Polaris Industries, Inc.	†	1,858	120,956
Pool Corp.	†	2,434	48,850
RC2 Corp.	*	1,650	34,568
Steinway Musical Instruments, Inc.	*	683	11,761
Sturm Ruger & Co., Inc.	†	3,296	44,957
			725,957

Life Sciences Tools & Services—0.5%
Accelrys, Inc.	*	2,216	15,423
Affymetrix, Inc.	*	2,525	11,514
Albany Molecular Research, Inc.	*	1,371	8,747
Bio-Rad Laboratories, Inc., Class A	*	623	56,388
Bruker Corp.	*	1,667	23,388
Caliper Life Sciences, Inc.	*†	867	3,459
Cambrex Corp.	*†	1,258	5,347
Charles River Laboratories International, Inc.	*†	2,755	91,328
Covance, Inc.	*	2,839	132,837
Dionex Corp.	*†	1,031	89,120
Enzo Biochem, Inc.	*†	1,353	5,141
eResearchTechnology, Inc.	*†	2,056	15,379
Furiex Pharmaceuticals, Inc.	*†	394	4,444
Illumina, Inc.	*†	4,535	223,122
Kendle International, Inc.	*	1,316	12,265
Life Technologies Corp.	*	7,474	348,961
Luminex Corp.	*†	1,070	17,120
Mettler-Toledo International, Inc. (Switzerland)	*	913	113,614
Parexel International Corp.	*	2,306	$53,338
PerkinElmer, Inc.		5,266	121,855
Pharmaceutical Product Development, Inc.		4,736	117,406
Sequenom, Inc.	*†	614	4,304
Techne Corp.	†	1,736	107,163
Thermo Fisher Scientific, Inc.	*	16,050	768,474
Waters Corp.	*	3,878	274,485
			2,624,622

Machinery—2.3%
3D Systems Corp.	*†	1,158	18,192
Actuant Corp., Class A	†	2,022	46,425
AGCO Corp.	*†	3,068	119,683
Albany International Corp., Class A	†	1,437	27,188
American Railcar Industries, Inc.	*†	1,200	18,816
Ampco-Pittsburgh Corp.	†	613	15,215
ArvinMeritor, Inc.	*†	2,791	43,372
Astec Industries, Inc.	*†	821	23,423
Badger Meter, Inc.	†	1,134	45,904
Barnes Group, Inc.		2,018	35,497
Blount International, Inc.	*	1,532	19,502
Briggs & Stratton Corp.	†	1,822	34,636
Bucyrus International, Inc.	†	2,860	198,341
Caterpillar, Inc.		21,496	1,691,305
Chart Industries, Inc.	*†	1,070	21,785
CIRCOR International, Inc.	†	711	22,468
CLARCOR, Inc.	†	2,354	90,935
Crane Co.		2,467	93,598
Cummins, Inc.		6,585	596,469
Danaher Corp.		16,656	676,400
Deere & Co.		15,887	1,108,595
Donaldson Co., Inc.		3,810	179,565
Dover Corp.		5,761	300,782
Eaton Corp.		5,791	477,700
EnPro Industries, Inc.	*†	981	30,686
ESCO Technologies, Inc.	†	1,222	40,644
Federal Signal Corp.		2,159	11,637
Flow International Corp.	*†	2,200	5,786
Flowserve Corp.		2,375	259,872
Force Protection, Inc.	*†	3,825	19,278
FreightCar America, Inc.	†	900	22,140
Gardner Denver, Inc.	†	1,836	98,556
Graco, Inc.	†	2,883	91,478
Harsco Corp.	†	3,646	89,619
Hurco Cos., Inc.	*	300	5,421
IDEX Corp.		3,304	117,325
Illinois Tool Works, Inc.		16,815	790,641
John Bean Technologies Corp.		1,164	18,752
Joy Global, Inc.		4,799	337,466
Kadant, Inc.	*†	721	13,634
Kaydon Corp.		1,422	49,201
Kennametal, Inc.	†	3,196	98,852
Lincoln Electric Holdings, Inc.		1,877	108,528
Lindsay Corp.	†	808	35,003
Manitowoc Co., Inc. (The)	†	5,044	61,083
Middleby Corp.	*†	984	62,376
Mueller Industries, Inc.	†	1,592	42,172
Mueller Water Products, Inc., Class A		3,000	9,060
NACCO Industries, Inc., Class A		309	27,003
Navistar International Corp.	*†	2,436	106,307
Nordson Corp.		1,522	112,156
Oshkosh Corp.	*	2,868	78,870
PACCAR, Inc.		14,853	715,172
Pall Corp.		5,186	215,945
Parker Hannifin Corp.		6,039	423,092

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pentair, Inc.	†	3,618	$121,673
Robbins & Myers, Inc.		1,736	46,490
Sauer-Danfoss, Inc.	*	1,531	32,595
Snap-On, Inc.		2,419	112,508
SPX Corp.		2,157	136,495
Tecumseh Products Co., Class A	*†	712	8,167
Tennant Co.		1,280	39,552
Terex Corp.	*	4,124	94,522
Timken Co.		3,702	142,009
Titan International, Inc.	†	1,356	18,401
Toro Co. (The)	†	1,020	57,355
Trinity Industries, Inc.	†	3,051	67,946
Valmont Industries, Inc.	†	1,162	84,129
Wabash National Corp.	*†	1,395	11,286
WABCO Holdings, Inc.	*	2,354	98,727
Wabtec Corp.	†	1,737	83,011
Watts Water Technologies, Inc., Class A	†	1,225	41,711
			11,200,128

Marine—0.0%
Alexander & Baldwin, Inc.	†	1,466	51,075
American Commercial Lines, Inc.	*†	500	13,940
Eagle Bulk Shipping, Inc.	*†	3,648	19,043
Excel Maritime Carriers Ltd. (Greece)	*†	2,810	15,792
Genco Shipping & Trading Ltd.	*†	2,042	32,550
Horizon Lines, Inc., Class A	†	2,035	8,547
Kirby Corp.	*	2,358	94,461
			235,408

Media—2.7%
A.H. Belo Corp., Class A	*†	944	6,674
Alloy, Inc.	*	462	4,486
Arbitron, Inc.	†	1,298	36,305
Ascent Media Corp., Class A	*†	545	14,557
Belo Corp., Class A	*	4,721	29,270
Cablevision Systems Corp., Class A		9,044	236,862
CBS Corp., Class B		25,719	407,903
CKX, Inc.	*†	1,800	8,820
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	28,575
Comcast Corp., Class A		82,245	1,486,990
Crown Media Holdings, Inc., Class A	*†	5,899	14,099
Cumulus Media, Inc., Class A	*†	2,174	6,109
DIRECTV, Class A	*	35,852	1,492,519
Discovery Communications, Inc., Class A	*†	5,451	237,391
Discovery Communications, Inc., Class C	*	303	11,572
DISH Network Corp., Class A	†	4,775	91,489
DreamWorks Animation SKG, Inc., Class A	*†	1,300	41,483
E.W. Scripps Co., (The), Class A	*†	1,204	9,488
EDCI Holdings, Inc.	*	214	725
Emmis Communications Corp., Class A	*	1,175	917
Entercom Communications Corp., Class A	*	2,183	17,158
Entravision Communications Corp., Class A	*	2,852	5,675
Gannett Co., Inc.		7,301	89,291
Gray Television, Inc.	*	1,838	3,694
Harris Interactive, Inc.	*	2,730	2,566
Harte-Hanks, Inc.	†	3,119	$36,399
Interpublic Group of Cos., Inc. (The)	*	17,203	172,546
John Wiley & Sons, Inc., Class A	†	2,491	101,782
Journal Communications, Inc., Class A	*	3,900	17,589
Lamar Advertising Co., Class A	*†	3,479	110,702
Lee Enterprises, Inc.	*†	1,973	5,288
Liberty Global, Inc., Series A	*†	4,456	137,289
Liberty Media Corp.—Capital, Series A	*	5,451	283,779
Liberty Media Corp.—Starz, Series A	*	2,180	141,438
LIN TV Corp., Class A	*†	1,419	6,300
Live Nation Entertainment, Inc.	*†	5,485	54,192
LodgeNet Interactive Corp.	*†	1,250	3,500
Madison Square Garden, Inc., Class A	*	2,261	47,662
McClatchy Co. (The), Class A	*†	2,444	9,605
McGraw-Hill Cos., Inc. (The)		9,601	317,409
Media General, Inc., Class A	*†	952	8,530
Mediacom Communications Corp., Class A	*	3,433	22,692
Meredith Corp.	†	2,083	69,385
National CineMedia, Inc.		2,226	39,845
New Frontier Media, Inc.	*	3,808	6,778
New York Times Co. (The), Class A	*	5,682	43,979
News Corp., Class A		72,876	951,761
Omnicom Group, Inc.		9,924	391,800
Playboy Enterprises, Inc., Class B	*	1,251	6,430
PRIMEDIA, Inc.		1,475	5,605
Radio Unica Communications Corp.	*‡δ	1,900	—
Regal Entertainment Group, Class A		2,743	35,988
Salem Communications Corp., Class A	*	850	2,524
Scholastic Corp.	†	1,845	51,328
Scripps Networks Interactive, Inc., Class A		3,612	171,859
Sinclair Broadcast Group, Inc., Class A	*	2,049	14,384
Sirius XM Radio, Inc.	*†	169,893	203,872
Time Warner Cable, Inc.		11,285	609,277
Time Warner, Inc.		40,699	1,247,424
Valassis Communications, Inc.	*†	2,236	75,778
Value Line, Inc.	†	573	7,948
Viacom, Inc., Class B	†	22,199	803,382
Virgin Media, Inc.	†	10,479	241,227
Walt Disney Co. (The)		72,183	2,389,979
Washington Post Co. (The), Class B	†	258	103,048
World Wrestling Entertainment, Inc., Class A	†	1,030	14,327
			13,249,248

Metals & Mining—1.2%
AK Steel Holding Corp.		5,009	69,174
Alcoa, Inc.		44,044	533,373
Allegheny Technologies, Inc.	†	3,350	155,607
AMCOL International Corp.	†	1,186	31,061
Brush Engineered Materials, Inc.	*†	1,122	31,910
Carpenter Technology Corp.		1,882	63,442
Century Aluminum Co.	*	865	11,392
Cliffs Natural Resources, Inc.		5,736	366,645
Coeur d’Alene Mines Corp.	*†	2,145	42,728
Commercial Metals Co.		4,080	59,119

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Compass Minerals International, Inc.		1,915	$146,727
Freeport-McMoRan Copper & Gold, Inc.		17,877	1,526,517
Hecla Mining Co.	*†	20,609	130,249
Newmont Mining Corp.		18,360	1,153,192
Nucor Corp.		10,963	418,787
Reliance Steel & Aluminum Co.		2,966	123,178
Rock of Ages Corp.	*	1,387	5,659
Royal Gold, Inc.		1,153	57,466
RTI International Metals, Inc.	*†	1,363	41,735
Schnitzer Steel Industries, Inc., Class A		693	33,458
Southern Copper Corp.		8,700	305,544
Steel Dynamics, Inc.		8,080	114,009
Stillwater Mining Co.	*†	3,727	62,763
Titanium Metals Corp.	*†	5,344	106,666
United States Steel Corp.	†	5,607	245,811
Walter Energy, Inc.		1,840	149,574
Worthington Industries, Inc.	†	3,575	53,732
			6,039,518

Multiline Retail—0.8%
99 Cents Only Stores	*†	3,207	60,548
Big Lots, Inc.	*†	3,509	116,674
Dillard’s, Inc., Class A	†	3,454	81,652
Dollar Tree, Inc.	*	4,701	229,221
Family Dollar Stores, Inc.	†	3,743	165,291
Fred’s, Inc., Class A	†	1,781	21,016
J.C. Penney Co., Inc.		7,928	215,483
Kohl’s Corp.	*	10,240	539,443
Macy’s, Inc.		16,688	385,326
Nordstrom, Inc.		6,901	256,717
Retail Ventures, Inc.	*†	1,372	14,763
Saks, Inc.	*†	5,811	49,975
Sears Holdings Corp.	*†	3,097	223,418
Target Corp.		25,743	1,375,706
Tuesday Morning Corp.	*	1,816	8,662
			3,743,895

Multi-Utilities—1.3%
Alliant Energy Corp.		4,491	163,248
Ameren Corp.		8,429	239,384
Avista Corp.		1,759	36,728
Black Hills Corp.		2,041	63,679
CenterPoint Energy, Inc.		12,705	199,723
CH Energy Group, Inc.		694	30,647
CMS Energy Corp.	†	6,681	120,392
Consolidated Edison, Inc.		10,967	528,829
Dominion Resources, Inc.		21,781	950,958
DTE Energy Co.		6,985	320,821
Integrys Energy Group, Inc.	†	2,691	140,093
MDU Resources Group, Inc.		7,657	152,757
NiSource, Inc.		10,893	189,538
NorthWestern Corp.		1,449	41,297
NSTAR		4,374	172,117
OGE Energy Corp.		3,358	133,884
PG&E Corp.		13,909	631,747
Public Service Enterprise Group, Inc.		19,188	634,739
SCANA Corp.		4,791	193,173
Sempra Energy		6,698	360,352
TECO Energy, Inc.		7,797	135,044
Vectren Corp.	†	3,706	95,874
Wisconsin Energy Corp.		4,564	263,799
Xcel Energy, Inc.		16,552	380,199
			6,179,022

Office Electronics—0.1%
Xerox Corp.		47,538	$492,018
Zebra Technologies Corp., Class A	*†	2,988	100,517
			592,535

Oil, Gas & Consumable Fuels—8.3%
Adams Resources & Energy, Inc.		1,462	25,951
Alpha Natural Resources, Inc.	*	5,222	214,885
Anadarko Petroleum Corp.		19,446	1,109,394
Apache Corp.		13,554	1,325,039
Apco Oil and Gas International, Inc.	†	2,488	86,110
Arch Coal, Inc.	†	5,284	141,136
Atlas Energy, Inc.	*†	2,578	73,834
ATP Oil & Gas Corp.	*†	685	9,350
Berry Petroleum Co., Class A	†	2,902	92,080
Blue Dolphin Energy Co.	*	521	953
BP Prudhoe Bay Royalty Trust		1,105	114,202
BPZ Resources, Inc.	*†	4,003	15,332
Cabot Oil & Gas Corp.		4,548	136,940
Callon Petroleum Co.	*†	779	3,856
Carrizo Oil & Gas, Inc.	*†	1,800	43,092
Chesapeake Energy Corp.		24,112	546,137
Chevron Corp.		79,348	6,431,155
Cimarex Energy Co.		2,681	177,429
Clayton Williams Energy, Inc.	*	550	27,825
Comstock Resources, Inc.	*	1,735	39,020
Concho Resources, Inc.	*†	1,982	131,149
ConocoPhillips		58,765	3,374,874
CONSOL Energy, Inc.		7,662	283,188
Contango Oil & Gas Co.	*	902	45,244
Continental Resources, Inc.	*	3,671	170,188
Cross Timbers Royalty Trust		575	20,499
Crosstex Energy, Inc.	*†	2,100	16,590
CVR Energy, Inc.	*†	5,235	43,189
Delta Petroleum Corp.	*†	2,709	2,131
Denbury Resources, Inc.	*	16,015	254,478
Devon Energy Corp.		14,461	936,205
DHT Holdings, Inc. (Jersey, Channel Islands)	†	4,173	17,235
El Paso Corp.		25,233	312,385
EOG Resources, Inc.		8,525	792,569
EQT Corp.		5,288	190,685
Evergreen Energy, Inc.	*†	416	562
EXCO Resources, Inc.	†	8,720	129,666
Exxon Mobil Corp.		203,127	12,551,217
Forest Oil Corp.	*†	3,820	113,454
Frontier Oil Corp.		4,576	61,318
FX Energy, Inc.	*	3,496	14,473
General Maritime Corp.	†	2,541	12,476
GMX Resources, Inc.	*†	1,297	6,303
Goodrich Petroleum Corp.	*†	1,566	22,817
Hess Corp.		10,275	607,458
Holly Corp.		1,972	56,695
Hugoton Royalty Trust		1,669	33,363
International Coal Group, Inc.	*	4,900	26,068
James River Coal Co.	*	1,500	26,295
Marathon Oil Corp.		25,577	846,599
Mariner Energy, Inc.	*	3,261	79,014
Massey Energy Co.	†	3,053	94,704
McMoRan Exploration Co.	*	2,961	50,959
Murphy Oil Corp.		5,804	359,384
Newfield Exploration Co.	*	5,246	301,330
Noble Energy, Inc.		4,966	372,897
Occidental Petroleum Corp.		32,179	2,519,616
Overseas Shipholding Group, Inc.		1,587	54,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Patriot Coal Corp.	*†	2,992	$34,139
Peabody Energy Corp.	†	10,624	520,682
Penn Virginia Corp.	†	1,433	22,985
Petrohawk Energy Corp.	*†	10,513	169,680
Petroleum Development Corp.	*	1,250	34,500
Petroquest Energy, Inc.	*†	3,346	20,377
Pioneer Natural Resources Co.		5,801	377,239
Plains Exploration & Production Co.	*	5,227	139,404
QEP Resources, Inc.		7,412	223,398
Quicksilver Resources, Inc.	*†	3,960	49,896
Range Resources Corp.		5,516	210,325
Rentech, Inc.	*†	49,300	48,610
Rosetta Resources, Inc.	*†	3,400	79,866
SandRidge Energy, Inc.	*†	8,962	50,904
Ship Finance International Ltd. (Bermuda)	†	3,352	65,129
SM Energy Co.	†	2,262	84,735
Southern Union Co.		3,367	81,010
Southwestern Energy Co.	*	12,344	412,783
Spectra Energy Corp.		23,691	534,232
Stone Energy Corp.	*†	1,208	17,794
Sunoco, Inc.		5,446	198,779
Swift Energy Co.	*†	1,142	32,067
Syntroleum Corp.	*†	1,246	2,330
Teekay Corp. (Canada)	†	1,691	45,200
Tesoro Corp.		6,846	91,463
Ultra Petroleum Corp.	*	7,839	329,081
USEC, Inc.	*†	7,347	38,131
Vaalco Energy, Inc.	*	3,800	21,812
Valero Energy Corp.		22,004	385,290
Verenium Corp.	*†	149	492
Warren Resources, Inc.	*	3,600	14,292
Western Refining, Inc.	*†	2,500	13,100
Whiting Petroleum Corp.	*	1,242	118,623
Williams Cos., Inc. (The)		24,207	462,596
World Fuel Services Corp.		1,920	49,939
			40,526,346

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	†	1,251	18,402
Clearwater Paper Corp.	*	462	35,149
Deltic Timber Corp.		724	32,435
Domtar Corp. (Canada)		1,388	89,637
International Paper Co.		14,370	312,548
Louisiana-Pacific Corp.	*	4,396	33,278
MeadWestvaco Corp.		6,398	155,983
Neenah Paper, Inc.	†	652	9,910
P.H. Glatfelter Co.	†	1,740	21,158
Schweitzer-Mauduit International, Inc.	†	724	42,217
Wausau Paper Corp.	*†	1,903	15,776
Weyerhaeuser Co.		16,471	259,583
			1,026,076

Personal Products—0.2%
Alberto-Culver Co.		3,659	137,761
Avon Products, Inc.		14,351	460,811
Elizabeth Arden, Inc.	*†	1,017	20,330
Estee Lauder Cos., Inc. (The), Class A		3,747	236,923
Herbalife Ltd. (Cayman Islands)		848	51,177
Medifast, Inc.	*†	734	19,913
NBTY, Inc.	*	2,664	146,467
Nu Skin Enterprises, Inc., Class A		3,018	$86,918
USANA Health Sciences, Inc.	*†	593	23,933
			1,184,233

Pharmaceuticals—5.2%
Abbott Laboratories		62,026	3,240,238
Adolor Corp.	*	1,927	2,081
Allergan, Inc.		12,063	802,551
AVANIR Pharmaceuticals, Inc., Class A	*†	1,500	4,785
Bristol-Myers Squibb Co.		72,112	1,954,956
Columbia Laboratories, Inc.	*†	1,819	1,983
CPEX Pharmaceuticals, Inc.	*	71	1,635
Cypress Bioscience, Inc.	*	1,560	6,006
Durect Corp.	*†	1,900	4,826
Eli Lilly & Co.		32,239	1,177,691
Emisphere Technologies, Inc.	*†	772	888
Endo Pharmaceuticals Holdings, Inc.	*†	4,151	137,979
Forest Laboratories, Inc.	*	9,208	284,803
Harbor BioSciences, Inc.	*	954	183
Heska Corp.	*	4,462	2,008
Hi-Tech Pharmacal Co., Inc.	*†	862	17,447
Inspire Pharmaceuticals, Inc.	*†	1,369	8,146
Johnson & Johnson		111,963	6,937,228
King Pharmaceuticals, Inc.	*	10,009	99,690
KV Pharmaceutical Co., Class A	*†	2,179	5,099
Medicines Co. (The)	*	2,018	28,656
Medicis Pharmaceutical Corp., Class A		2,564	76,023
Merck & Co., Inc.		112,441	4,138,953
Mylan, Inc.	*†	10,972	206,383
Nektar Therapeutics	*†	2,368	34,975
Optimer Pharmaceuticals, Inc.	*†	2,592	23,769
Pain Therapeutics, Inc.	*	1,318	8,145
Par Pharmaceutical Cos., Inc.	*	1,362	39,607
Perrigo Co.	†	3,119	200,302
Pfizer, Inc.		319,954	5,493,610
Pozen, Inc.	*	1,014	7,179
Questcor Pharmaceuticals, Inc.	*	4,217	41,833
Salix Pharmaceuticals Ltd.	*†	2,346	93,183
SuperGen, Inc.	*	1,338	2,796
Viropharma, Inc.	*†	4,061	60,550
Vivus, Inc.	*†	1,630	10,905
Watson Pharmaceuticals, Inc.	*	4,630	195,895
XenoPort, Inc.	*	1,939	13,786
			25,366,773

Professional Services—0.3%
Administaff, Inc.	†	1,143	30,781
Advisory Board Co. (The)	*†	950	41,942
Barrett Business Services, Inc.		2,203	33,464
CDI Corp.	†	1,131	14,612
Corporate Executive Board Co. (The)		1,507	47,561
CoStar Group, Inc.	*†	770	37,507
CRA International, Inc.	*†	986	17,797
Dun & Bradstreet Corp.		1,546	114,620
Equifax, Inc.		2,521	78,655
FTI Consulting, Inc.	*†	1,735	60,187
Heidrick & Struggles International, Inc.		865	16,850
Huron Consulting Group, Inc.	*†	988	21,726
IHS, Inc., Class A	*†	1,414	96,152
Kelly Services, Inc., Class A	*†	1,173	13,759
Kforce, Inc.	*†	297	4,075
Korn/Ferry International	*†	1,624	26,861

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Manpower, Inc.		3,593	$187,555
Navigant Consulting, Inc.	*	2,313	26,900
On Assignment, Inc.	*	1,243	6,526
RCM Technologies, Inc.	*	1,593	8,029
Resources Connection, Inc.	†	2,060	28,346
Robert Half International, Inc.		3,922	101,972
School Specialty, Inc.	*	854	11,111
SFN Group, Inc.	*†	2,689	16,161
Towers Watson & Co., Class A	†	1,600	78,688
TrueBlue, Inc.	*†	2,485	33,920
Verisk Analytics, Inc., Class A	*	4,073	114,085
Volt Information Sciences, Inc.	*†	1,249	8,993
			1,278,835

Real Estate Investment Trusts (REITs)—2.5%
Acadia Realty Trust REIT	†	1,368	25,992
Agree Realty Corp. REIT	†	814	20,553
Alexander’s, Inc. REIT	†	78	24,631
Alexandria Real Estate Equities, Inc. REIT	†	1,245	87,150
AMB Property Corp. REIT		6,265	165,835
American Campus Communities, Inc. REIT		1,699	51,718
Annaly Capital Management, Inc. REIT	†	22,691	399,362
Anworth Mortgage Asset Corp. REIT		18,790	133,973
Apartment Investment & Management Co., Class A REIT		5,659	120,989
Ashford Hospitality Trust, Inc. REIT	*	4,200	38,010
AvalonBay Communities, Inc. REIT	†	3,314	344,424
BioMed Realty Trust, Inc. REIT	†	6,210	111,283
Boston Properties, Inc. REIT	†	5,737	476,859
Brandywine Realty Trust REIT		6,105	74,786
BRE Properties, Inc. REIT	†	2,433	100,969
BRT Realty Trust REIT	*	421	2,690
Camden Property Trust REIT	†	2,058	98,722
Capital Trust, Inc., Class A REIT	*†	523	847
Capstead Mortgage Corp. REIT		2,400	26,088
CBL & Associates Properties, Inc. REIT	†	10,788	140,891
Cedar Shopping Centers, Inc. REIT	†	583	3,545
Chimera Investment Corp. REIT		26,811	105,903
Cohen & Co., Inc. REIT		421	1,869
Colonial Properties Trust REIT	†	1,962	31,765
CommonWealth REIT REIT	†	2,285	58,496
Corporate Office Properties Trust REIT		1,904	71,038
Cousins Properties, Inc. REIT		2,474	17,664
DCT Industrial Trust, Inc. REIT	†	6,576	31,499
Developers Diversified Realty Corp. REIT		5,227	58,647
DiamondRock Hospitality Co. REIT	*†	4,047	38,406
Digital Realty Trust, Inc. REIT	†	2,000	123,400
Douglas Emmett, Inc. REIT	†	4,212	73,752
Duke Realty Corp. REIT		5,609	65,008
DuPont Fabros Technology, Inc. REIT	†	4,666	117,350
EastGroup Properties, Inc. REIT	†	1,538	57,490
Entertainment Properties Trust REIT	†	2,733	118,011
Equity Lifestyle Properties, Inc. REIT	†	1,140	$62,107
Equity One, Inc. REIT	†	2,619	44,209
Equity Residential REIT		11,387	541,680
Essex Property Trust, Inc. REIT	†	807	88,318
Extra Space Storage, Inc. REIT		3,500	56,140
Federal Realty Investment Trust REIT		2,295	187,410
FelCor Lodging Trust, Inc. REIT	*†	3,135	14,421
First Industrial Realty Trust, Inc. REIT	*†	1,599	8,107
First Potomac Realty Trust REIT	†	1,628	24,420
Franklin Street Properties Corp. REIT	†	2,200	27,324
Getty Realty Corp. REIT	†	1,747	46,872
Glimcher Realty Trust REIT		1,584	9,742
Gramercy Capital Corp. REIT	*	2,182	3,033
Hatteras Financial Corp. REIT		1,935	55,089
HCP, Inc. REIT	†	13,391	481,808
Health Care REIT, Inc. REIT		3,657	173,122
Healthcare Realty Trust, Inc. REIT		1,881	43,997
Highwoods Properties, Inc. REIT	†	2,393	77,701
Home Properties, Inc. REIT	†	1,390	73,531
Hospitality Properties Trust REIT		2,923	65,271
Host Hotels & Resorts, Inc. REIT		21,796	315,606
Inland Real Estate Corp. REIT	†	2,302	19,130
Investors Real Estate Trust REIT	†	2,989	25,048
iStar Financial, Inc. REIT	*†	4,331	13,253
Kilroy Realty Corp. REIT	†	1,316	43,612
Kimco Realty Corp. REIT		15,341	241,621
Kite Realty Group Trust REIT	†	2,654	11,784
LaSalle Hotel Properties REIT	†	1,561	36,512
Lexington Realty Trust REIT	†	1,570	11,241
Liberty Property Trust REIT	†	3,372	107,567
LTC Properties, Inc. REIT	†	2,385	60,865
Macerich Co. (The) REIT	†	5,275	226,561
Mack-Cali Realty Corp. REIT		2,488	81,382
Medical Properties Trust, Inc. REIT		11,530	116,914
MFA Financial, Inc. REIT		10,801	82,412
Mid-America Apartment Communities, Inc. REIT	†	1,240	72,267
Mission West Properties, Inc. REIT		1,417	9,607
Monmouth Real Estate Investment Corp., Class A REIT		3,275	25,611
MPG Office Trust, Inc. REIT	*†	1,199	2,998
National Health Investors, Inc. REIT	†	979	43,135
National Retail Properties, Inc. REIT	†	2,356	59,159
Nationwide Health Properties, Inc. REIT		5,873	227,109
Newcastle Investment Corp. REIT	*	754	2,337
NorthStar Realty Finance Corp. REIT	†	4,388	16,411
Omega Healthcare Investors, Inc. REIT	†	4,100	92,045
Parkway Properties, Inc. REIT	†	986	14,593
Pennsylvania Real Estate Investment Trust REIT	†	1,510	17,909
Plum Creek Timber Co., Inc. REIT		7,429	262,244
PMC Commercial Trust REIT		865	7,526
Post Properties, Inc. REIT	†	2,078	58,018

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Potlatch Corp. REIT	†	1,618	$55,012
ProLogis REIT	†	18,290	215,456
PS Business Parks, Inc. REIT		599	33,885
Public Storage REIT		6,057	587,771
RAIT Financial Trust REIT	*†	991	1,635
Ramco-Gershenson Properties Trust REIT	†	1,275	13,655
Rayonier, Inc. REIT	†	3,336	167,200
Realty Income Corp. REIT	†	4,138	139,533
Redwood Trust, Inc. REIT	†	1,008	14,576
Regency Centers Corp. REIT	†	2,745	108,345
Saul Centers, Inc. REIT		987	41,405
Senior Housing Properties Trust REIT	†	3,680	86,480
Simon Property Group, Inc. REIT		11,699	1,084,965
SL Green Realty Corp. REIT	†	3,603	228,178
Sovran Self Storage, Inc. REIT	†	1,269	48,095
Strategic Hotels & Resorts, Inc. REIT	*†	22,977	97,422
Sun Communities, Inc. REIT	†	1,061	32,573
Sunstone Hotel Investors, Inc. REIT	*†	2,559	23,210
Tanger Factory Outlet Centers, Inc. REIT	†	1,221	57,558
Taubman Centers, Inc. REIT	†	2,083	92,923
UDR, Inc. REIT		6,077	128,346
Universal Health Realty Income Trust REIT		1,333	45,869
U-Store-It Trust REIT	†	3,600	30,060
Ventas, Inc. REIT		7,875	406,114
Vornado Realty Trust REIT		7,702	658,752
Walter Investment Management Corp. REIT		598	10,459
Washington Real Estate Investment Trust REIT	†	1,834	58,193
Weingarten Realty Investors REIT	†	3,474	75,803
			12,351,867

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	34,846
Brookfield Properties Corp.		15,325	237,844
CB Richard Ellis Group, Inc., Class A	*	6,900	126,132
Forest City Enterprises, Inc., Class A	*†	9,240	118,549
Forestar Group, Inc.	*†	1,502	25,609
Grubb & Ellis Co.	*†	652	783
Jones Lang LaSalle, Inc.		1,311	113,100
St. Joe Co. (The)	*†	3,582	89,084
Tejon Ranch Co.	*	858	18,593
			764,540

Road & Rail—0.8%
Amerco, Inc.	*†	805	63,981
Arkansas Best Corp.		903	21,880
Avis Budget Group, Inc.	*	4,424	51,540
Con-way, Inc.		2,160	66,938
CSX Corp.		11,917	659,248
Dollar Thrifty Automotive Group, Inc.	*	1,057	52,998
Genesee & Wyoming, Inc., Class A	*†	1,576	68,383
Heartland Express, Inc.	†	4,220	62,751
J.B. Hunt Transport Services, Inc.	†	1,317	$45,700
Kansas City Southern	*†	4,745	177,511
Knight Transportation, Inc.		3,879	74,981
Landstar System, Inc.		2,256	87,127
Norfolk Southern Corp.		13,832	823,142
Old Dominion Freight Line, Inc.	*	2,674	67,973
PAM Transportation Services, Inc.	*†	338	4,252
Ryder System, Inc.	†	2,660	113,768
Saia, Inc.	*†	1,662	24,814
Union Pacific Corp.		17,538	1,434,608
Werner Enterprises, Inc.	†	2,915	59,728
YRC Worldwide, Inc.	*†	2,278	570
			3,961,893

Semiconductors & Semiconductor Equipment—2.6%
Actel Corp.	*	1,140	18,183
Advanced Energy Industries, Inc.	*	1,428	18,650
Advanced Micro Devices, Inc.	*†	21,447	152,488
Aetrium, Inc.	*	614	1,658
Altera Corp.		9,504	286,641
Amkor Technology, Inc.	*†	7,211	47,376
Anadigics, Inc.	*	957	5,828
Analog Devices, Inc.		7,450	233,781
Applied Materials, Inc.		43,119	503,630
Applied Micro Circuits Corp.	*†	3,186	31,860
Atheros Communications, Inc.	*†	2,700	71,145
Atmel Corp.	*	18,733	149,115
ATMI, Inc.	*†	1,559	23,167
Axcelis Technologies, Inc.	*†	4,095	7,903
AXT, Inc.	*†	946	6,263
Broadcom Corp., Class A		18,226	645,018
Brooks Automation, Inc.	*†	3,103	20,821
Cabot Microelectronics Corp.	*†	1,049	33,757
Ceva, Inc.	*†	692	9,896
Cirrus Logic, Inc.	*†	2,946	52,557
Cohu, Inc.		859	10,815
Conexant Systems, Inc.	*†	2,046	3,355
Cree, Inc.	*†	3,097	168,136
Cymer, Inc.	*†	1,498	55,546
Cypress Semiconductor Corp.	*	4,876	61,340
Diodes, Inc.	*	2,400	41,016
DSP Group, Inc.	*†	1,194	8,358
Energy Conversion Devices, Inc.	*†	781	3,921
Entegris, Inc.	*†	5,738	26,796
Evergreen Solar, Inc.	*†	6,400	4,698
Exar Corp.	*†	1,758	10,530
Fairchild Semiconductor International, Inc.	*†	4,903	46,088
FEI Co.	*	1,368	26,772
First Solar, Inc.	*†	2,540	374,269
Formfactor, Inc.	*†	1,417	12,186
FSI International, Inc.	*	1,479	3,934
Integrated Device Technology, Inc.	*	8,168	47,783
Integrated Silicon Solution, Inc.	*	1,269	10,926
Intel Corp.		224,794	4,322,789
International Rectifier Corp.	*	2,631	55,488
Intersil Corp., Class A		5,757	67,299
IXYS Corp.	*	1,329	12,692
KLA-Tencor Corp.		4,441	156,456
Kopin Corp.	*	2,431	8,630
Kulicke & Soffa Industries, Inc.	*	2,008	12,429
Lam Research Corp.	*	2,890	120,946
Lattice Semiconductor Corp.	*†	4,395	20,876
Linear Technology Corp.	†	5,243	161,117
LSI Corp.	*	30,700	139,992
LTX-Credence Corp.	*†	4,076	8,519

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Marvell Technology Group Ltd. (Bermuda)	*	18,500	$323,935
Mattson Technology, Inc.	*†	1,760	4,840
Maxim Integrated Products, Inc.	†	9,781	181,046
MEMC Electronic Materials, Inc.	*	8,113	96,707
Micrel, Inc.		3,731	36,788
Microchip Technology, Inc.	†	3,565	112,119
Micron Technology, Inc.	*†	35,271	254,304
Microsemi Corp.	*	2,474	42,429
Mindspeed Technologies, Inc.	*†	801	6,224
MIPS Technologies, Inc.	*†	2,228	21,678
MKS Instruments, Inc.	*†	2,455	44,141
MoSys, Inc.	*†	1,251	6,105
National Semiconductor Corp.		10,460	133,574
Netlogic Microsystems, Inc.	*†	2,136	58,911
Novellus Systems, Inc.	*	2,876	76,444
NVE Corp.	*	348	14,974
NVIDIA Corp.	*	20,184	235,749
Omnivision Technologies, Inc.	*†	2,354	54,236
ON Semiconductor Corp.	*†	10,008	72,158
PDF Solutions, Inc.	*†	974	3,604
Pericom Semiconductor Corp.	*†	1,023	8,890
Photronics, Inc.	*	1,388	7,343
PLX Technology, Inc.	*	1,050	3,801
PMC - Sierra, Inc.	*	7,045	51,851
Power Integrations, Inc.		1,952	62,054
QuickLogic Corp.	*†	1,050	5,386
Rambus, Inc.	*†	4,071	84,840
Ramtron International Corp.	*	1,920	7,104
RF Micro Devices, Inc.	*†	8,143	49,998
Rudolph Technologies, Inc.	*	1,247	10,363
Semtech Corp.	*†	2,970	59,964
Sigma Designs, Inc.	*†	1,320	15,167
Silicon Image, Inc.	*	2,948	14,091
Silicon Laboratories, Inc.	*†	2,124	77,845
Skyworks Solutions, Inc.	*†	5,822	120,399
Spire Corp.	*†	2,500	11,000
Standard Microsystems Corp.	*†	806	18,385
SunPower Corp., Class A	*†	2,322	33,437
Tech/Ops Sevcon, Inc.	*	719	3,631
Tegal Corp.	*	312	137
Teradyne, Inc.	*†	7,938	88,429
Tessera Technologies, Inc.	*	1,560	28,860
Texas Instruments, Inc.		46,326	1,257,288
Transwitch Corp.	*†	429	1,145
Trident Microsystems, Inc.	*	3,018	5,161
TriQuint Semiconductor, Inc.	*†	4,918	47,213
Ultratech, Inc.	*†	971	16,604
Varian Semiconductor Equipment Associates, Inc.	*	3,367	96,902
Veeco Instruments, Inc.	*†	1,294	45,122
Xilinx, Inc.	†	6,637	176,611
Zoran Corp.	*	1,650	12,606
			12,525,032

Software—3.9%
ACI Worldwide, Inc.	*	1,298	29,062
Activision Blizzard, Inc.		23,814	257,667
Actuate Corp.	*	2,084	10,733
Adobe Systems, Inc.	*	20,400	533,460
Advent Software, Inc.	*†	1,451	75,728
American Software, Inc., Class A		1,950	11,505
ANSYS, Inc.	*	2,396	101,231
Ariba, Inc.	*†	2,075	39,217
Authentidate Holding Corp.	*	1,023	644
Autodesk, Inc.	*	9,258	$295,978
Blackbaud, Inc.	†	2,650	63,706
Blackboard, Inc.	*†	1,400	50,456
BMC Software, Inc.	*	2,708	109,620
CA, Inc.		11,593	244,844
Cadence Design Systems, Inc.	*	10,745	81,984
Callidus Software, Inc.	*†	172	734
Citrix Systems, Inc.	*†	4,794	327,143
Compuware Corp.	*	7,505	64,018
Concur Technologies, Inc.	*	2,083	102,984
Datawatch Corp.	*	3,500	10,150
Ebix, Inc.	*†	2,802	65,707
Electronic Arts, Inc.	*	12,060	198,146
Epicor Software Corp.	*	1,693	14,729
EPIQ Systems, Inc.		1,087	13,327
ePresence, Inc.	*‡δ	1,173	—
Evolving Systems, Inc.		527	3,963
Factset Research Systems, Inc.		1,490	120,884
Fair Isaac Corp.	†	3,039	74,942
FalconStor Software, Inc.	*	1,373	4,201
Informatica Corp.	*†	3,171	121,798
Interactive Intelligence, Inc.	*	950	16,720
Intuit, Inc.	*	8,244	361,170
Jack Henry & Associates, Inc.		3,591	91,570
JDA Software Group, Inc.	*	1,256	31,852
Kenexa Corp.	*	1,681	29,451
Lawson Software, Inc.	*	8,700	73,689
Magma Design Automation, Inc.	*†	1,429	5,287
Manhattan Associates, Inc.	*	1,346	39,505
McAfee, Inc.	*	3,912	184,881
Mentor Graphics Corp.	*	2,745	29,015
MICROS Systems, Inc.	*†	3,428	145,107
Microsoft Corp.		321,531	7,874,294
MicroStrategy, Inc., Class A	*†	513	44,431
Netscout Systems, Inc.	*†	1,250	25,638
Novell, Inc.	*	15,492	92,487
Nuance Communications, Inc.	*†	4,541	71,021
Oracle Corp.		147,525	3,961,046
Parametric Technology Corp.	*	4,423	86,425
Pegasystems, Inc.	†	2,141	66,478
Phoenix Technologies Ltd.	*†	907	3,537
Progress Software Corp.	*†	1,322	43,758
QAD, Inc.	*†	1,363	5,670
Quest Software, Inc.	*	3,847	94,598
Radiant Systems, Inc.	*	1,019	17,425
Red Hat, Inc.	*	7,251	297,291
Renaissance Learning, Inc.	†	1,353	13,787
Rovi Corp.	*	3,817	192,415
S1 Corp.	*†	2,636	13,734
Salesforce.com, Inc.	*†	3,783	422,939
Scientific Learning Corp.	*	3,145	14,750
Solera Holdings, Inc.		1,099	48,532
Sonic Foundry, Inc.	*†	120	1,217
Sonic Solutions, Inc.	*†	889	10,117
Symantec Corp.	*	34,469	522,895
Synopsys, Inc.	*†	6,501	161,030
Take-Two Interactive Software, Inc.	*†	2,643	26,800
TeleCommunication Systems, Inc., Class A	*†	1,200	4,692
THQ, Inc.	*†	2,914	11,714
TIBCO Software, Inc.	*	8,337	147,898
TiVo, Inc.	*	2,696	24,426
Tyler Technologies, Inc.	*†	1,886	38,022
Ultimate Software Group, Inc.	*†	1,242	47,991
VASCO Data Security International, Inc.	*	3,804	24,726
Versant Corp.	*	330	3,815

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
VMware, Inc., Class A	*	2,774	$235,624
Wayside Technology Group, Inc.		1,787	18,049
Websense, Inc.	*†	1,958	34,735
			18,740,815

Specialty Retail—2.1%
A.C. Moore Arts & Crafts, Inc.	*	876	1,980
Aaron’s, Inc.	†	2,908	53,653
Abercrombie & Fitch Co., Class A		3,072	120,791
Advance Auto Parts, Inc.		1,752	102,807
Aeropostale, Inc.	*	2,075	48,244
American Eagle Outfitters, Inc.		3,552	53,138
America’s Car-Mart, Inc.	*	354	8,914
AnnTaylor Stores Corp.	*†	2,733	55,316
Asbury Automotive Group, Inc.	*	1,342	18,882
AutoNation, Inc.	*†	5,363	124,690
AutoZone, Inc.	*	1,769	404,942
Barnes & Noble, Inc.	†	828	13,422
Bebe Stores, Inc.	†	790	5,696
Bed Bath & Beyond, Inc.	*	6,586	285,898
Best Buy Co., Inc.		12,626	515,520
Big 5 Sporting Goods Corp.	†	1,071	14,373
Borders Group, Inc.	*	3,342	3,977
Brown Shoe Co., Inc.	†	1,791	20,543
Buckle, Inc. (The)	†	1,236	32,803
CarMax, Inc.	*†	8,516	237,256
Casual Male Retail Group, Inc.	*†	1,930	7,874
Cato Corp. (The), Class A	†	1,761	47,124
Charming Shoppes, Inc.	*†	3,138	11,046
Chico’s FAS, Inc.		7,236	76,123
Children’s Place Retail Stores, Inc. (The)	*†	1,144	55,793
Christopher & Banks Corp.	†	1,528	12,086
Coldwater Creek, Inc.	*†	1,528	8,052
Collective Brands, Inc.	*†	2,964	47,839
Cost Plus, Inc.	*†	1,014	4,208
Destination Maternity Corp.	*	600	19,752
Dick’s Sporting Goods, Inc.	*†	2,480	69,539
Dress Barn, Inc. (The)	*†	2,597	61,679
Finish Line, Inc. (The), Class A	†	1,917	26,665
Foot Locker, Inc.		5,840	84,855
GameStop Corp., Class A	*†	4,410	86,921
Gap, Inc. (The)		18,037	336,210
Genesco, Inc.	*†	921	27,519
Group 1 Automotive, Inc.	*†	1,068	31,912
Guess?, Inc.	†	3,548	144,155
Gymboree Corp.	*†	1,400	58,156
Haverty Furniture Cos., Inc.	†	1,111	12,121
Hibbett Sports, Inc.	*†	1,396	34,830
Home Depot, Inc.		62,266	1,972,587
Hot Topic, Inc.	†	1,824	10,926
J. Crew Group, Inc.	*†	2,206	74,166
Jo-Ann Stores, Inc.	*†	1,266	56,400
JOS A. Bank Clothiers, Inc.	*†	865	36,858
Kirkland’s, Inc.	*†	833	11,545
Limited Brands, Inc.		10,407	278,699
Lithia Motors, Inc., Class A	†	862	8,267
Lowe’s Cos., Inc.		51,511	1,148,180
MarineMax, Inc.	*†	800	5,632
Men’s Wearhouse, Inc. (The)	†	2,437	57,976
Midas, Inc.	*†	1,277	9,718
Monro Muffler Brake, Inc.	†	991	45,695
Office Depot, Inc.	*	11,792	54,243
OfficeMax, Inc.	*†	3,587	46,954
O’Reilly Automotive, Inc.	*	5,478	291,430
Pacific Sunwear of California, Inc.	*†	3,025	$15,821
Penske Automotive Group, Inc.	*†	1,654	21,833
Pep Boys-Manny, Moe & Jack (The)	†	2,200	23,276
PetSmart, Inc.	†	5,983	209,405
Pier 1 Imports, Inc.	*†	3,712	30,401
RadioShack Corp.		2,569	54,797
Rent-A-Center, Inc.	†	3,377	75,577
Ross Stores, Inc.	†	4,200	229,404
Sally Beauty Holdings, Inc.	*†	3,659	40,981
Select Comfort Corp.	*†	2,104	14,265
Signet Jewelers Ltd. (Bermuda)	*†	3,344	106,139
Sonic Automotive, Inc., Class A	*	1,649	16,210
Stage Stores, Inc.		2,236	29,068
Staples, Inc.		22,960	480,323
Stein Mart, Inc.	*†	1,261	11,135
Systemax, Inc.	†	1,358	16,676
Talbots, Inc.	*†	375	4,912
Tiffany & Co.	†	3,221	151,355
TJX Cos., Inc.		15,345	684,847
Tractor Supply Co.		3,098	122,867
Trans World Entertainment Corp.	*	1,932	3,284
Urban Outfitters, Inc.	*	5,012	157,577
West Marine, Inc.	*†	803	8,158
Wet Seal, Inc. (The), Class A	*	1,246	4,224
Williams-Sonoma, Inc.	†	3,877	122,901
Zale Corp.	*†	2,300	4,830
			10,136,846

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	38,863
Charles & Colvard Ltd.	*†	1,843	4,073
Cherokee, Inc.	†	994	18,131
Coach, Inc.		11,668	501,257
Columbia Sportswear Co.	†	652	38,103
CROCS, Inc.	*†	3,600	46,836
Culp, Inc.	*†	888	8,702
Deckers Outdoor Corp.	*	1,935	96,673
Fossil, Inc.	*	3,154	169,654
Hallwood Group, Inc.	*	100	3,444
Hanesbrands, Inc.	*†	4,099	106,000
Iconix Brand Group, Inc.	*†	2,737	47,897
Jones Apparel Group, Inc.	†	4,641	91,149
Kenneth Cole Productions, Inc., Class A	*	956	15,937
K-Swiss, Inc., Class A	*	1,476	18,819
Liz Claiborne, Inc.	*†	4,930	29,974
Movado Group, Inc.	*†	1,678	18,257
NIKE, Inc., Class B		13,686	1,096,796
Oxford Industries, Inc.	†	936	22,258
Phillips-Van Heusen Corp.		1,267	76,223
Polo Ralph Lauren Corp.	†	2,143	192,570
Quiksilver, Inc.	*	4,288	16,766
Skechers U.S.A., Inc., Class A	*†	1,935	45,453
Steven Madden Ltd.	*†	1,126	46,234
Timberland Co. (The), Class A	*†	2,970	58,836
Under Armour, Inc., Class A	*†	1,937	87,242
Unifi, Inc.	*	2,629	11,857
V.F. Corp.		3,785	306,661
Warnaco Group, Inc. (The)	*	1,527	78,075
Wolverine World Wide, Inc.		2,589	75,107
			3,367,847

Thrifts & Mortgage Finance—0.2%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	931
Astoria Financial Corp.	†	3,465	47,228

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Bank Mutual Corp.		3,756	$19,494
BankAtlantic Bancorp, Inc., Class A	*†	3,192	2,554
Beneficial Mutual Bancorp, Inc.	*†	969	8,692
Brookline Bancorp, Inc.	†	3,765	37,575
Capitol Federal Financial	†	2,115	52,240
CFS Bancorp, Inc.	†	1,873	8,616
Dime Community Bancshares, Inc.	†	1,638	22,686
Doral Financial Corp. (Puerto Rico)	*	221	367
Federal Home Loan Mortgage Corp.	*	25,235	7,470
Federal National Mortgage Association	*†	37,770	10,334
First Niagara Financial Group, Inc.	†	4,974	57,947
Flagstar Bancorp, Inc.	*†	211	384
Hudson City Bancorp, Inc.		14,470	177,402
MGIC Investment Corp.	*	4,084	37,695
NASB Financial, Inc.		528	8,738
New York Community Bancorp, Inc.	†	12,640	205,400
NewAlliance Bancshares, Inc.		4,600	58,052
Northwest Bancshares, Inc.		4,608	51,564
Ocwen Financial Corp.	*†	3,358	34,050
Parkvale Financial Corp.		616	3,955
People’s United Financial, Inc.		9,716	127,182
PMI Group, Inc. (The)	*†	3,929	14,419
Provident Financial Services, Inc.	†	943	11,655
Provident New York Bancorp	†	3,670	30,791
Radian Group, Inc.	†	3,844	30,060
Riverview Bancorp, Inc.	*	2,600	5,226
TFS Financial Corp.	†	3,398	31,228
Tree.com, Inc.	*	314	2,057
Triad Guaranty, Inc.	*	692	138
Trustco Bank Corp.		3,435	19,099
United Western Bancorp, Inc.	*	973	399
Washington Federal, Inc.	†	3,379	51,564
Westfield Financial, Inc.	†	4,068	31,730
			1,208,922

Tobacco—1.4%
Alliance One International, Inc.	*†	2,000	8,300
Altria Group, Inc.		79,502	1,909,638
Lorillard, Inc.		5,710	458,570
Philip Morris International, Inc.		71,314	3,995,010
Reynolds American, Inc.		4,458	264,761
Universal Corp.	†	1,078	43,217
Vector Group Ltd.	†	2,765	51,699
			6,731,195

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.		2,056	62,914
Beacon Roofing Supply, Inc.	*†	2,570	37,445
Fastenal Co.	†	5,638	299,885
GATX Corp.	†	1,766	51,779
H&E Equipment Services, Inc.	*†	1,600	12,752
Interline Brands, Inc.	*†	982	17,715
MSC Industrial Direct Co., Class A		1,782	96,299
United Rentals, Inc.	*	2,798	41,522
W.W. Grainger, Inc.	†	2,817	335,533
Watsco, Inc.	†	553	30,791
WESCO International, Inc.	*†	1,550	$60,900
Willis Lease Finance Corp.	*	1,234	12,476
			1,060,011
Water Utilities—0.1%
American States Water Co.	†	1,261	45,118
American Water Works Co., Inc.		2,266	52,730
Aqua America, Inc.	†	4,329	88,312
California Water Service Group	†	965	35,657
Connecticut Water Service, Inc.	†	500	11,975
SJW Corp.	†	1,010	24,876
			258,668

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	15,561	797,657
Crown Castle International Corp.	*	14,288	630,815
Leap Wireless International, Inc.	*	3,300	40,755
MetroPCS Communications, Inc.	*†	7,134	74,622
NII Holdings, Inc.	*	5,995	246,394
NTELOS Holdings Corp.	†	2,700	45,684
SBA Communications Corp., Class A	*†	4,064	163,779
Shenandoah Telecommunications Co.	†	1,200	21,804
Sprint Nextel Corp.	*	88,755	410,936
Telephone & Data Systems, Inc.		3,518	115,390
United States Cellular Corp.	*	680	31,260
			2,579,096

TOTAL COMMON STOCKS
(Cost $379,375,853)			474,634,999

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Biotechnology—0.0%
MediciNova, Inc.
0.000%	06/18/2011	#‡δ
(Cost $—)			$ 13	—

U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.131%	12/23/2010	‡‡
(Cost $909,726)			910,000	909,733

		Shares	Value

RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	572	—
Commercial Banks—0.0%
Pacific Capital Bancorp	*‡	26,435	16,390
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	61
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,806	—
TOTAL RIGHTS
(Cost $30,677)			16,451

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡δ
(Cost $—)		540	$—

CASH EQUIVALENTS—13.5%

Institutional Money Market Funds—13.5%
Dreyfus Institutional Cash Advantage Fund	††	8,000,000	8,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		9,837,313	9,837,313
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	15,956,006	15,956,006
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	8,000,000	8,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	8,000,000	8,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	8,000,000	8,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	8,000,000	8,000,000

TOTAL CASH EQUIVALENTS
(Cost $65,793,319)			65,793,319

TOTAL INVESTMENTS—111.4%
(Cost $446,109,575)			541,354,502
Other assets less liabilities—(11.4%)			(55,519,643)

NET ASSETS—100.0%			$485,834,859

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
δ	Security has no market value at September 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—98.0%

Aerospace & Defense—1.2%
AAR Corp.	*	5,443	$101,566
Aerovironment, Inc.	*	6,005	133,611
Alliant Techsystems, Inc.	*	3,527	265,936
American Science & Engineering, Inc.		1,020	75,123
Applied Signal Technology, Inc.	†	6,983	173,737
Astronics Corp.	*	716	12,494
Astronics Corp., Class B	*	179	3,007
BE Aerospace, Inc.	*	13,434	407,184
Ceradyne, Inc.	*	2,334	54,499
Cubic Corp.		1,262	51,490
Curtiss-Wright Corp.		6,244	189,193
DigitalGlobe, Inc.	*†	4,997	151,909
Ducommun, Inc.	†	6,327	137,802
Esterline Technologies Corp.	*	2,519	144,162
GenCorp, Inc.	*†	9,188	45,205
GeoEye, Inc.	*†	5,933	240,168
HEICO Corp., Class A		3,096	105,481
Herley Industries, Inc.	*†	1,550	25,575
Hexcel Corp.	*†	8,244	146,661
Innovative Solutions & Support, Inc.	*	3,094	15,130
Kratos Defense & Security Solutions, Inc.	*†	1,442	15,357
Ladish Co., Inc.	*†	2,037	63,412
Moog, Inc., Class A	*	3,584	127,268
Orbital Sciences Corp.	*	9,815	150,169
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	139,351
Taser International, Inc.	*†	6,942	26,935
Teledyne Technologies, Inc.	*	2,702	107,594
TransDigm Group, Inc.		8,343	517,683
Triumph Group, Inc.	†	2,080	155,147
			3,782,849

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	11,618
Air Transport Services Group, Inc.	*	15,100	91,959
Atlas Air Worldwide Holdings, Inc.	*	3,284	165,185
Dynamex, Inc.	*†	2,145	32,711
Forward Air Corp.	†	2,629	68,354
HUB Group, Inc., Class A	*	3,172	92,813
Pacer International, Inc.	*	3,711	22,414
UTi Worldwide, Inc. (Virgin Islands, British)		8,059	129,589
			614,643

Airlines—0.9%
AirTran Holdings, Inc.	*†	23,542	173,034
Alaska Air Group, Inc.	*	3,191	162,837
Allegiant Travel Co.	†	1,751	74,102
AMR Corp.	*†	31,920	200,138
Continental Airlines, Inc., Class B	*	21,565	535,675
Delta Air Lines, Inc.	*	76,034	885,036
ExpressJet Holdings, Inc.	*	387	2,581
JetBlue Airways Corp.	*†	23,246	155,516
Pinnacle Airlines Corp.	*†	4,709	25,570
Republic Airways Holdings, Inc.	*†	8,496	70,347
Skywest, Inc.	†	5,070	70,777
UAL Corp.	*†	19,818	468,299
US Airways Group, Inc.	*	21,375	197,719
			3,021,631

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc.	*	10,973	$98,976
Amerigon, Inc.	*	3,475	35,793
BorgWarner, Inc.	*	14,162	745,204
Cooper Tire & Rubber Co.	†	3,864	75,850
Dana Holding Corp.	*	20,708	255,123
Drew Industries, Inc.	*†	1,570	32,750
Exide Technologies	*†	9,741	46,659
Federal-Mogul Corp.	*	12,897	243,882
Fuel Systems Solutions, Inc.	*†	2,117	82,796
Gentex Corp.		23,483	458,153
Modine Manufacturing Co.	*†	4,717	61,180
Quantum Fuel Systems Technologies Worldwide, Inc.	*	11,052	5,526
Shiloh Industries, Inc.	*	5,043	48,816
Spartan Motors, Inc.	†	6,140	28,490
Standard Motor Products, Inc.		2,540	26,746
Strattec Security Corp.	*	502	12,520
Superior Industries International, Inc.	†	2,013	34,785
Tenneco, Inc.	*†	7,033	203,746
TRW Automotive Holdings Corp.	*	12,443	517,131
			3,014,126

Automobiles—0.0%
Thor Industries, Inc.		3,595	120,073
Winnebago Industries, Inc.	*†	3,534	36,824
			156,897

Beverages—0.3%
Boston Beer Co., Inc., Class A	*	1,904	127,321
Central European Distribution Corp. (Poland)	*	7,241	161,619
Coca-Cola Bottling Co. Consolidated		437	23,130
Hansen Natural Corp.	*	11,733	546,992
Jones Soda Co.	*†	1,928	2,738
National Beverage Corp.	†	766	10,724
			872,524

Biotechnology—3.0%
Aastrom Biosciences, Inc.	*†	411	637
Abraxis Bioscience, Inc.	*	2,772	214,387
Acorda Therapeutics, Inc.	*	3,687	121,745
Alexion Pharmaceuticals, Inc.	*	10,558	679,513
Alkermes, Inc.	*	6,009	88,032
Allos Therapeutics, Inc.	*	11,678	55,120
Alnylam Pharmaceuticals, Inc.	*	3,514	43,152
AMAG Pharmaceuticals, Inc.	*	2,241	38,568
Amylin Pharmaceuticals, Inc.	*†	21,096	439,852
Anadys Pharmaceuticals, Inc.	*	1,662	3,856
Antigenics, Inc.	*†	9,214	9,122
ARCA Biopharma, Inc.	*†	436	1,666
Arena Pharmaceuticals, Inc.	*†	8,294	13,022
Ariad Pharmaceuticals, Inc.	*	28,989	110,738
Arqule, Inc.	*	4,724	24,329
Array Biopharma, Inc.	*	4,170	13,469
AVI BioPharma, Inc.	*†	30,860	56,782
Avigen, Inc. (Escrow Shares)	*‡δ	3,880	—
BioCryst Pharmaceuticals, Inc.	*†	18,239	90,101
BioMarin Pharmaceutical, Inc.	*†	14,370	321,170
Biosante Pharmaceuticals, Inc.	*	1,867	3,137
Capstone Therapeutics Corp.	*	1,517	1,381
Celera Corp.	*†	8,151	54,938
Cell Therapeutics, Inc.	*†	186,455	72,158
Celldex Therapeutics, Inc.	*†	10,060	40,240

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cepheid, Inc.	*†	5,446	$101,895
Clinical Data, Inc.	*†	1,998	33,706
Cubist Pharmaceuticals, Inc.	*	6,923	161,929
Cytokinetics, Inc.	*	14,052	37,097
CytRx Corp.	*	42,638	31,974
Dendreon Corp.	*†	18,746	771,960
Discovery Laboratories, Inc.	*†	10,296	2,203
Dyax Corp.	*	9,610	22,776
Emergent Biosolutions, Inc.	*†	2,525	43,582
Entremed, Inc.	*	126	480
Enzon Pharmaceuticals, Inc.	*	4,016	45,180
EPIX Pharmaceuticals, Inc.	*	3,320	13
Exact Sciences Corp.	*†	7,997	57,898
Exelixis, Inc.	*†	25,334	99,309
Genomic Health, Inc.	*†	4,026	53,787
Geron Corp.	*†	11,195	61,908
GTC Biotherapeutics, Inc.	*	398	127
GTx, Inc.	*†	4,210	14,482
Halozyme Therapeutics, Inc.	*	12,386	95,496
Hemispherx Biopharma, Inc.	*†	54,952	30,773
Human Genome Sciences, Inc.	*	24,852	740,341
Idenix Pharmaceuticals, Inc.	*	3,110	9,641
Idera Pharmaceuticals, Inc.	*	1,932	6,356
Immunogen, Inc.	*	5,986	37,532
Immunomedics, Inc.	*†	9,692	31,208
Incyte Corp. Ltd.	*†	22,961	367,146
InterMune, Inc.	*†	4,905	66,806
Isis Pharmaceuticals, Inc.	*†	10,498	88,183
Keryx Biopharmaceuticals, Inc.	*†	12,840	61,760
Lexicon Pharmaceuticals, Inc.	*†	7,724	12,358
Ligand Pharmaceuticals, Inc., Class B	*	9,497	15,005
MannKind Corp.	*†	13,112	88,637
Marina Biotech, Inc.	*†	836	1,998
Martek Biosciences Corp.	*	3,591	81,264
Maxygen, Inc.	*†	2,991	17,318
MediciNova, Inc.	*	338	1,761
Medivation, Inc.	*	3,832	49,816
Metabolix, Inc.	*†	2,162	27,198
Momenta Pharmaceuticals, Inc.	*†	3,492	52,555
Myrexis, Inc.	*	10,114	39,040
Myriad Genetics, Inc.	*	12,791	209,900
Nabi Biopharmaceuticals	*	6,806	32,669
Neurobiological Technologies, Inc.	*	448	26
Neurocrine Biosciences, Inc.	*	6,840	41,450
Novavax, Inc.	*†	21,148	46,314
NPS Pharmaceuticals, Inc.	*	7,595	51,950
Onyx Pharmaceuticals, Inc.	*	10,443	275,486
Osiris Therapeutics, Inc.	*†	2,984	21,724
PDL BioPharma, Inc.	†	25,942	136,455
Peregrine Pharmaceuticals, Inc.	*†	14,427	20,919
Pharmasset, Inc.	*	3,318	97,881
Poniard Pharmaceuticals, Inc.	*†	3,696	2,218
Progenics Pharmaceuticals, Inc.	*	2,623	13,246
Regeneron Pharmaceuticals, Inc.	*†	8,820	241,668
Repligen Corp.	*	3,422	11,669
Rigel Pharmaceuticals, Inc.	*	7,055	59,333
RXi Pharmaceuticals Corp.	*†	6,212	17,828
Sangamo Biosciences, Inc.	*†	8,595	29,481
Savient Pharmaceuticals, Inc.	*†	15,607	356,932
Sciclone Pharmaceuticals, Inc.	*†	4,800	12,672
Seattle Genetics, Inc.	*†	7,531	116,956
SIGA Technologies, Inc.	*†	4,650	39,339
StemCells, Inc.	*†	8,757	7,268
Talecris Biotherapeutics Holdings Corp.	*	12,773	$292,246
Telik, Inc.	*	6,069	4,370
Theravance, Inc.	*†	4,427	88,983
Trimeris, Inc.	*	4,014	10,115
United Therapeutics Corp.	*†	5,460	305,815
Vanda Pharmaceuticals, Inc.	*	4,137	27,635
Vertex Pharmaceuticals, Inc.	*	26,492	915,829
XOMA Ltd.	*†	803	2,457
Zymogenetics, Inc.	*	4,513	44,002
			9,494,449

Building Products—0.5%
A.O. Smith Corp.	†	3,198	185,132
American Woodmark Corp.		800	14,184
Ameron International Corp.		853	57,970
Apogee Enterprises, Inc.	†	2,250	20,588
Armstrong World Industries, Inc.	*†	2,587	107,386
Gibraltar Industries, Inc.	*†	1,868	16,775
Griffon Corp.	*	6,441	78,516
Insteel Industries, Inc.	†	2,829	25,404
Lennox International, Inc.		8,502	354,448
NCI Building Systems, Inc.	*	8,291	79,013
Owens Corning, Inc.	*	15,430	395,471
Quanex Building Products Corp.		3,376	58,304
Simpson Manufacturing Co., Inc.	†	6,582	169,684
Trex Co., Inc.	*†	2,108	40,200
U.S. Home Systems, Inc.	*	1,624	4,742
Universal Forest Products, Inc.		1,649	48,233
USG Corp.	*†	7,705	101,629
			1,757,679

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	4,319	336,925
American Capital Ltd.	*†	23,861	138,632
Apollo Investment Corp.	†	11,360	116,213
Arlington Asset Investment Corp., Class A	†	3,155	73,543
Artio Global Investors, Inc.	†	9,475	144,967
BGC Partners, Inc., Class A		6,185	36,924
BlackRock, Inc.		4,999	851,080
Calamos Asset Management, Inc., Class A		1,520	17,480
Deerfield Capital Corp.	*	522	3,565
Diamond Hill Investment Group, Inc.		649	47,377
Eaton Vance Corp.	†	14,226	413,123
Evercore Partners, Inc., Class A	†	3,799	108,689
GAMCO Investors, Inc., Class A		639	24,621
GFI Group, Inc.		28,245	131,057
GLG Partners, Inc.	*†	25,997	116,986
Greenhill & Co., Inc.	†	2,682	212,736
International Assets Holding Corp.	*†	1,308	23,675
Investment Technology Group, Inc.	*	6,297	89,543
Jefferies Group, Inc.	†	17,227	390,881
KBW, Inc.		7,119	182,246
Knight Capital Group, Inc., Class A	*	17,057	211,336
LaBranche & Co., Inc.	*	16,845	65,696
MF Global Holdings Ltd.	*	9,974	71,813
optionsXpress Holdings, Inc.	*	6,377	97,951
Penson Worldwide, Inc.	*	21,060	104,668
Piper Jaffray Cos.	*	2,312	67,349

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Raymond James Financial, Inc.	†	14,141	$358,192
Safeguard Scientifics, Inc.	*	3,658	45,835
Sanders Morris Harris Group, Inc.	†	2,882	16,312
SEI Investments Co.		26,872	546,576
Stifel Financial Corp.	*	6,599	305,468
SWS Group, Inc.	†	12,809	91,841
TD Ameritrade Holding Corp.	*	47,105	760,746
Teton Advisors, Inc., Class A	*	15	127
TradeStation Group, Inc.	*	3,191	20,997
U.S. Global Investors, Inc., Class A		6,927	43,779
Virtus Investment Partners, Inc.	*	1,094	33,104
Waddell & Reed Financial, Inc., Class A		10,428	285,310
Westwood Holdings Group, Inc.	†	1,427	48,275
			6,635,638

Chemicals—3.1%
A. Schulman, Inc.	†	5,791	116,689
Albemarle Corp.		11,355	531,528
Ampal-American Israel Corp., Class A	*	15,776	26,188
Arch Chemicals, Inc.	†	2,418	84,848
Ashland, Inc.		8,960	436,979
Balchem Corp.		4,337	133,840
Cabot Corp.		10,164	331,041
Calgon Carbon Corp.	*†	12,483	181,003
Celanese Corp., Class A		15,502	497,614
Cytec Industries, Inc.		4,725	266,395
Ferro Corp.	*†	13,307	171,527
Flotek Industries, Inc.	*†	1,346	1,857
Georgia Gulf Corp.	*†	2,761	45,115
H.B. Fuller Co.		5,285	105,013
Huntsman Corp.		17,894	206,855
Intrepid Potash, Inc.	*†	4,761	124,119
Koppers Holdings, Inc.	†	2,428	65,240
Kronos Worldwide, Inc.	*†	235	9,362
Landec Corp.	*	8,822	54,785
LSB Industries, Inc.	*	4,087	75,896
Lubrizol Corp.		7,361	780,045
Material Sciences Corp.	*	2,565	11,440
Minerals Technologies, Inc.		1,341	79,012
Mosaic Co. (The)		25,900	1,521,884
Nalco Holding Co.		20,846	525,528
NewMarket Corp.		1,651	187,686
NL Industries, Inc.		412	3,741
Olin Corp.		6,749	136,060
OM Group, Inc.	*	4,033	121,474
Omnova Solutions, Inc.	*	3,769	27,099
Penford Corp.	*	2,075	9,566
PolyOne Corp.	*	11,067	133,800
Quaker Chemical Corp.		1,303	42,426
Rockwood Holdings, Inc.	*†	9,187	289,115
RPM International, Inc.		24,825	494,514
Scotts Miracle-Gro Co. (The), Class A		6,654	344,211
Sensient Technologies Corp.		6,199	189,008
Solutia, Inc.	*†	14,802	237,128
Spartech Corp.	*†	2,131	17,495
Stepan Co.	†	1,197	70,755
Valhi, Inc.	†	5,838	118,511
Valspar Corp.		17,437	555,368
W.R. Grace & Co.	*	6,348	177,363
Westlake Chemical Corp.		2,003	59,950
Zep, Inc.		2,287	$39,885
Zoltek Cos., Inc.	*†	19,483	189,375
			9,828,333

Commercial Banks—4.1%
1st Source Corp.		850	14,756
AmericanWest Bancorp	*†	1,951	410
Ameris Bancorp	*	3,095	28,938
Arrow Financial Corp.	†	2,323	58,252
Associated Banc-Corp	†	27,041	356,671
BancFirst Corp.		1,092	44,182
Bancorp, Inc. (The)/Delaware	*†	4,479	29,964
BancorpSouth, Inc.	†	15,722	222,938
BancTrust Financial Group, Inc.	*†	4,800	14,688
Bank of Hawaii Corp.		6,790	305,007
Bank of the Ozarks, Inc.	†	4,933	182,965
Banner Corp.		2,682	5,793
BOK Financial Corp.		2,311	104,295
Boston Private Financial Holdings, Inc.	†	12,410	81,161
Bryn Mawr Bank Corp.		4,411	75,957
Camden National Corp.	†	1,411	48,891
Capital Bank Corp.		1,283	2,181
Capital City Bank Group, Inc.	†	1,576	19,133
CapitalSource, Inc.		30,538	163,073
Capitol Bancorp Ltd.	*†	1,172	1,324
Cardinal Financial Corp.	†	5,028	48,319
Cascade Bancorp	*†	4,795	2,570
Cascade Financial Corp.	*†	4,790	1,820
Cathay General Bancorp		17,032	202,510
Catskill Litigation Trust	*‡δ	583	—
Center Financial Corp.	*†	3,188	16,227
Central Pacific Financial Corp.	*†	2,937	4,200
Chemical Financial Corp.		2,317	47,823
CIT Group, Inc.	*	25,067	1,023,235
Citizens Republic Bancorp, Inc.	*	18,265	16,459
City Holding Co.		1,962	60,174
City National Corp./California		5,385	285,782
CoBiz Financial, Inc.	†	3,329	18,509
Columbia Banking System, Inc.	†	8,874	174,374
Commerce Bancshares, Inc./Missouri	†	6,962	261,702
Community Bank System, Inc.	†	3,962	91,166
Community Trust Bancorp, Inc.	†	1,658	44,915
Cullen/Frost Bankers, Inc.	†	10,048	541,286
CVB Financial Corp.	†	12,325	92,561
Danvers Bancorp, Inc.	†	6,149	94,264
East West Bancorp, Inc.	†	22,043	358,860
Eastern Virginia Bankshares, Inc.		701	2,566
Fidelity Southern Corp.	*	6,761	44,352
Financial Institutions, Inc.		2,448	43,232
First BanCorp. (Puerto Rico)	*†	11,152	3,123
First Bancorp/North Carolina		2,459	33,492
First Busey Corp.	†	2,491	11,334
First Citizens BancShares, Inc./North Carolina, Class A		634	117,461
First Commonwealth Financial Corp.		11,077	60,370
First Financial Bancorp		6,617	110,372
First Financial Bankshares, Inc.	†	1,727	81,152
First Merchants Corp.		2,436	18,587
First Midwest Bancorp, Inc./Illinois		8,060	92,932
First of Long Island Corp. (The)		1,432	35,771

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
FirstMerit Corp.	†	15,703	$287,679
FNB Corp./Pennsylvania	†	16,886	144,544
Fulton Financial Corp.		26,741	242,273
Glacier Bancorp, Inc.	†	10,933	159,622
Great Southern Bancorp, Inc.	†	1,809	39,382
Green Bankshares, Inc.	*†	2,129	14,456
Guaranty Bancorp	*	20,379	32,403
Hancock Holding Co.	†	5,296	159,251
Hanmi Financial Corp.	*	10,138	12,977
Heritage Commerce Corp.	*†	5,846	20,286
Heritage Financial Corp./Washington	*	972	13,608
IBERIABANK Corp.	†	2,647	132,297
Independent Bank Corp./Massachusetts	†	3,125	70,375
Independent Bank Corp./Michigan	*	389	541
Integra Bank Corp.	*†	1,659	1,213
International Bancshares Corp.	†	6,833	115,409
Investors Bancorp, Inc.	*†	15,442	182,833
Lakeland Financial Corp.		4,180	77,999
Macatawa Bank Corp.	*†	1,599	2,350
MainSource Financial Group, Inc.		3,185	24,333
MB Financial, Inc.	†	3,847	62,398
Merchants Bancshares, Inc.		1,298	32,372
Midsouth Bancorp, Inc.	†	3,651	51,662
MidWestOne Financial Group, Inc.	†	4,566	66,938
Nara Bancorp, Inc.	*†	17,442	123,140
National Penn Bancshares, Inc.		6,952	43,450
NBT Bancorp, Inc.	†	4,152	91,635
Northern States Financial Corp.	*	4,695	7,230
Northfield Bancorp, Inc.	†	6,837	73,976
Old National Bancorp/Indiana	†	20,268	212,814
Old Second Bancorp, Inc.	†	1,975	2,765
Oriental Financial Group, Inc. (Puerto Rico)		5,322	70,783
Pacific Capital Bancorp	*†	5,547	4,549
Pacific Premier Bancorp, Inc.	*	977	4,436
PacWest Bancorp	†	2,392	45,591
Park National Corp.	†	1,146	73,390
Peapack Gladstone Financial Corp.	†	1,086	12,793
Peoples Bancorp, Inc./Ohio	†	1,235	15,277
Peoples Financial Corp./Mississippi		3,749	52,111
Pinnacle Financial Partners, Inc.	*†	2,764	25,401
Popular, Inc. (Puerto Rico)	*	135,606	393,257
Preferred Bank/California	*	4,473	7,380
PrivateBancorp, Inc.		12,737	145,074
Prosperity Bancshares, Inc.	†	6,259	203,230
Renasant Corp.	†	2,255	34,299
Republic Bancorp, Inc./Kentucky, Class A		2,055	43,422
Royal Bancshares of Pennsylvania, Inc., Class A	*†	11,522	20,048
S&T Bancorp, Inc.	†	2,764	48,149
Sandy Spring Bancorp, Inc.	†	2,239	34,704
Seacoast Banking Corp. of Florida	*	2,998	3,658
Shore Bancshares, Inc.		5,419	51,480
Sierra Bancorp	†	5,758	71,111
Signature Bank/New York	*	3,883	150,816
Simmons First National Corp., Class A		2,377	67,198
South Financial Group, Inc. (The)	*	86,190	$24,478
Southwest Bancorp, Inc./Oklahoma	†	2,739	35,525
State Bancorp, Inc./New York	†	3,354	30,119
Sterling Bancorp/New York		3,135	27,243
Sterling Bancshares, Inc./Texas	†	12,787	68,666
Sterling Financial Corp./Washington	*†	4,010	2,606
Suffolk Bancorp	†	1,614	40,866
Superior Bancorp	*	9,432	9,224
Susquehanna Bancshares, Inc.	†	7,650	64,566
SVB Financial Group	*†	3,535	149,601
SY Bancorp, Inc.	†	2,543	63,117
Synovus Financial Corp.		85,830	211,142
TCF Financial Corp.	†	11,585	187,561
Texas Capital Bancshares, Inc.	*	4,544	78,475
Tompkins Financial Corp.	†	1,087	43,110
TowneBank/Virginia	†	2,280	34,109
Trustmark Corp.	†	6,697	145,593
UMB Financial Corp.	†	3,926	139,412
Umpqua Holdings Corp.	†	12,005	136,137
Union First Market Bankshares Corp.		2,131	27,831
United Bankshares, Inc.	†	4,222	105,086
United Community Banks, Inc./Georgia	*	26,958	60,386
Valley National Bancorp		27,898	359,884
Virginia Commerce Bancorp, Inc.	*†	10,179	49,470
Washington Trust Bancorp, Inc.		2,413	46,137
Webster Financial Corp.	†	14,257	250,353
WesBanco, Inc.		2,340	38,236
West Coast Bancorp/Oregon	*†	8,317	18,963
Westamerica Bancorporation	†	4,834	263,405
Western Alliance Bancorp	*†	28,710	192,357
Whitney Holding Corp./Louisiana		13,698	111,913
Wilmington Trust Corp.		14,631	131,386
Wilshire Bancorp, Inc.	†	9,585	62,686
Wintrust Financial Corp.		2,780	90,100
			13,182,190

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	†	4,088	88,260
ACCO Brands Corp.	*†	6,182	35,546
American Reprographics Co.	*	6,683	52,462
APAC Customer Services, Inc.	*	1,972	11,162
ATC Technology Corp.	*	3,157	78,104
Bowne & Co., Inc.		17,944	203,306
Brink’s Co. (The)		5,997	137,931
Casella Waste Systems, Inc., Class A	*	5,820	24,444
Cenveo, Inc.	*	10,269	51,653
Clean Harbors, Inc.	*†	2,843	192,613
Consolidated Graphics, Inc.	*	699	28,974
Copart, Inc.	*	7,116	234,614
Corrections Corp. of America	*†	17,225	425,113
Courier Corp.	†	1,904	27,075
Covanta Holding Corp.		17,099	269,309
Deluxe Corp.		6,291	120,347
EnergySolutions, Inc.		17,158	86,305
Ennis, Inc.		2,217	39,662
G&K Services, Inc., Class A	†	1,576	36,027
Geo Group, Inc. (The)	*	13,212	308,500
Healthcare Services Group, Inc.	†	3,902	88,927
Herman Miller, Inc.	†	5,018	98,754
HNI Corp.	†	3,310	95,196

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Interface, Inc., Class A	†	3,470	$49,378
Intersections, Inc.		1,900	17,670
Kimball International, Inc., Class B	†	4,445	25,914
Knoll, Inc.		4,195	65,064
M&F Worldwide Corp.	*	1,251	30,462
McGrath Rentcorp		2,460	58,917
Metalico, Inc.	*	1,513	5,795
Mine Safety Appliances Co.		2,725	73,847
Mobile Mini, Inc.	*†	3,320	50,929
Multi-Color Corp.	†	1,912	29,445
Perma-Fix Environmental Services, Inc.	*	25,765	43,028
Rollins, Inc.		10,958	256,198
Standard Register Co. (The)		1,650	4,818
Steelcase, Inc., Class A	†	13,461	112,130
Sykes Enterprises, Inc.	*	3,519	47,788
Team, Inc.	*†	1,659	28,551
Tetra Tech, Inc.	*	6,841	143,456
TRC Cos., Inc.	*	11,036	28,031
Unifirst Corp.		605	26,711
United Stationers, Inc.	*	2,055	109,963
US Ecology, Inc.	†	9,547	152,752
Viad Corp.		1,978	38,255
Virco Mfg. Corp.		1,859	5,187
Waste Connections, Inc.	*	12,914	512,169
			4,650,742

Communications Equipment—2.1%
Acme Packet, Inc.	*†	3,236	122,774
ADC Telecommunications, Inc.	*	15,367	194,700
ADTRAN, Inc.		9,841	347,387
Alliance Fiber Optic Products, Inc.		963	7,935
AltiGen Communications, Inc.	*	4,110	3,083
Anaren, Inc.	*	2,003	33,630
Arris Group, Inc.	*	13,085	127,840
Aruba Networks, Inc.	*†	12,506	266,878
Aviat Networks, Inc.	*	4,485	18,344
BigBand Networks, Inc.	*†	9,995	28,386
Black Box Corp.		1,414	45,333
Blonder Tongue Laboratories, Inc.	*	2,285	5,278
Blue Coat Systems, Inc.	*†	7,314	175,975
Brocade Communications Systems, Inc.	*	47,452	277,120
Ciena Corp.	*†	19,419	302,354
CommScope, Inc.	*	9,410	223,393
Comtech Telecommunications Corp.	*†	3,394	92,826
DG FastChannel, Inc.	*†	1,773	38,563
Digi International, Inc.	*	2,517	23,886
Digital Angel Corp.	*	584	281
Ditech Networks, Inc.	*	3,980	5,254
EchoStar Corp., Class A	*	4,738	90,401
Emcore Corp.	*†	6,178	4,949
EMS Technologies, Inc.	*	1,782	33,199
Emulex Corp.	*†	9,660	100,850
EndWave Corp.	*	912	2,025
Extreme Networks, Inc.	*	9,940	30,913
F5 Networks, Inc.	*	11,639	1,208,245
Finisar Corp.	*†	9,090	170,801
Globecomm Systems, Inc.	*†	5,067	42,411
Harmonic, Inc.	*	16,372	112,639
Hughes Communications, Inc.	*	2,954	80,497
Infinera Corp.	*	8,890	103,746
InterDigital, Inc.	*†	7,106	210,409
Ixia	*	5,492	$68,101
KVH Industries, Inc.	*†	3,755	56,363
Loral Space & Communications, Inc.	*†	1,513	78,979
NETGEAR, Inc.	*†	3,410	92,104
Network Engines, Inc.	*	1,330	1,942
Network Equipment Technologies, Inc.	*†	2,454	8,466
Numerex Corp., Class A	*	1,800	10,620
Oclaro, Inc.	*	4,578	73,294
Oplink Communications, Inc.	*†	1,808	35,871
Optelecom-NKF, Inc.	*	3,399	4,895
Optical Cable Corp.	*	241	684
ORBCOMM, Inc.	*	3,512	7,972
Parkervision, Inc.	*†	2,943	2,148
Performance Technologies, Inc.	*	794	1,723
Plantronics, Inc.	†	5,895	199,133
Polycom, Inc.	*	12,263	334,535
Powerwave Technologies, Inc.	*†	8,448	15,375
Riverbed Technology, Inc.	*†	10,699	487,660
SeaChange International, Inc.	*	3,359	24,890
Sonus Networks, Inc.	*†	58,914	207,966
Sycamore Networks, Inc.		1,477	47,870
Symmetricom, Inc.	*†	6,110	34,949
Tekelec	*†	6,288	81,492
Tollgrade Communications, Inc.	*	5,462	40,036
UTStarcom, Inc.	*†	14,322	31,079
Viasat, Inc.	*†	2,822	116,012
Westell Technologies, Inc., Class A	*	3,671	8,443
Zoom Technologies, Inc.	*†	542	2,157
			6,607,064

Computers & Peripherals—0.5%
ActivIdentity Corp.	*†	5,830	12,709
ADPT Corp.	*	45,448	134,072
Avid Technology, Inc.	*†	2,658	34,846
Concurrent Computer Corp.	*†	759	5,040
Cray, Inc.	*†	4,598	30,347
Dataram Corp.	*†	1,175	2,080
Diebold, Inc.	†	9,120	283,541
Dot Hill Systems Corp.	*	3,866	5,412
Electronics for Imaging, Inc.	*	3,912	47,413
Hutchinson Technology, Inc.	*†	2,054	7,127
Hypercom Corp.	*†	4,002	26,013
iGO, Inc.	*	2,804	5,496
Imation Corp.	*	13,307	124,154
Immersion Corp.	*†	5,977	35,324
Intermec, Inc.	*†	4,513	55,329
Intevac, Inc.	*†	3,057	30,601
NCR Corp.	*	14,128	192,565
Novatel Wireless, Inc.	*†	10,536	83,024
Overland Storage, Inc.	*†	9,851	15,171
Presstek, Inc.	*	6,107	13,374
Quantum Corp.	*	58,778	124,609
Rimage Corp.	*	924	15,191
Silicon Graphics International Corp.	*	3,088	23,963
STEC, Inc.	*†	13,825	172,121
Stratasys, Inc.	*†	1,962	54,387
Synaptics, Inc.	*†	3,209	90,301
TransAct Technologies, Inc.	*	889	7,112
			1,631,322

Construction & Engineering—0.8%
Aecom Technology Corp.	*	13,775	334,182
Comfort Systems USA, Inc.	†	3,803	40,806
Dycom Industries, Inc.	*	8,597	85,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
EMCOR Group, Inc.	*	6,332	$155,704
Furmanite Corp.	*	4,100	20,008
Granite Construction, Inc.	†	5,033	114,450
Insituform Technologies, Inc., Class A	*†	2,980	72,056
KBR, Inc.		21,622	532,766
Layne Christensen Co.	*	1,813	46,939
MasTec, Inc.	*†	7,089	73,159
Northwest Pipe Co.	*	1,025	17,938
Orion Marine Group, Inc.	*	7,828	97,146
Pike Electric Corp.	*†	1,369	9,966
Shaw Group, Inc. (The)	*	12,224	410,237
Sterling Construction Co., Inc.	*†	1,751	21,677
Tutor Perini Corp.	*	5,279	106,055
URS Corp.	*	8,049	305,701
			2,444,674

Construction Materials—0.1%
Eagle Materials, Inc.	†	4,454	105,560
Headwaters, Inc.	*	2,476	8,913
Martin Marietta Materials, Inc.	†	3,473	267,317
Texas Industries, Inc.	†	3,011	94,907
			476,697

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		12,079	48,679
AmeriCredit Corp.	*	8,974	219,504
Cash America International, Inc.	†	4,253	148,855
CompuCredit Holdings Corp.	†	2,023	9,751
Dollar Financial Corp.	*†	5,148	107,439
Ezcorp, Inc., Class A	*	6,505	130,360
First Cash Financial Services, Inc.	*†	4,879	135,392
First Marblehead Corp. (The)	*	4,118	9,636
Nelnet, Inc., Class A	†	4,517	103,349
Rewards Network, Inc.		4,072	58,433
Student Loan Corp. (The)	†	247	7,336
World Acceptance Corp.	*	1,219	53,831
			1,032,565

Containers & Packaging—0.9%
AEP Industries, Inc.	*	1,109	26,195
AptarGroup, Inc.		5,916	270,184
Crown Holdings, Inc.	*	28,304	811,193
Graphic Packaging Holding Co.	*†	15,948	53,266
Greif, Inc., Class A		3,616	212,765
Myers Industries, Inc.	†	1,717	14,749
Packaging Corp. of America		16,549	383,440
Rock-Tenn Co., Class A	†	3,973	197,895
Silgan Holdings, Inc.	†	6,184	196,033
Sonoco Products Co.		8,799	294,239
Temple-Inland, Inc.		14,650	273,369
			2,733,328

Distributors—0.1%
Audiovox Corp., Class A	*	2,945	20,144
LKQ Corp.	*	17,935	373,048
			393,192

Diversified Consumer Services—0.9%
American Public Education, Inc.	*	2,444	80,310
Capella Education Co.	*†	3,030	235,189
Career Education Corp.	*†	11,019	$236,578
Coinstar, Inc.	*†	3,326	142,985
Corinthian Colleges, Inc.	*†	12,128	85,138
Education Management Corp.	*†	2,173	31,900
Grand Canyon Education, Inc.	*†	6,458	141,624
Hillenbrand, Inc.		5,927	127,490
ITT Educational Services, Inc.	*†	4,939	347,063
Jackson Hewitt Tax Service, Inc.	*†	5,730	5,272
K12, Inc.	*	3,737	108,485
Learning Tree International, Inc.		4,044	40,925
Matthews International Corp., Class A		3,279	115,945
Pre-Paid Legal Services, Inc.	*†	780	48,742
Princeton Review, Inc.	*†	11,268	22,987
Regis Corp.	†	6,820	130,467
Service Corp. International	†	35,372	304,907
Sotheby’s	†	8,357	307,705
Steiner Leisure Ltd. (Bahamas)	*†	1,645	62,674
Stewart Enterprises, Inc., Class A	†	6,846	36,900
Strayer Education, Inc.	†	944	164,728
Universal Technical Institute, Inc.	†	2,513	49,129
Weight Watchers International, Inc.	†	5,544	172,917
			3,000,060

Diversified Financial Services—0.4%
Asset Acceptance Capital Corp.	*	3,797	20,390
Asta Funding, Inc.		1,791	13,665
Interactive Brokers Group, Inc., Class A	*†	5,854	100,747
MarketAxess Holdings, Inc.	†	4,426	75,154
Medallion Financial Corp.	†	2,518	19,615
MSCI, Inc., Class A	*	15,704	521,530
PHH Corp.	*†	10,994	231,534
Pico Holdings, Inc.	*†	1,955	58,376
Portfolio Recovery Associates, Inc.	*	1,413	91,350
Resource America, Inc., Class A		1,547	8,787
			1,141,148

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	25,847	55,571
AboveNet, Inc.	*†	1,644	85,636
Alaska Communications Systems Group, Inc.	†	4,537	46,050
Atlantic Tele-Network, Inc.		1,034	50,914
Cbeyond, Inc.	*†	3,092	39,670
Cincinnati Bell, Inc.	*†	49,090	131,070
Cogent Communications Group, Inc.	*	3,453	32,700
Consolidated Communications Holdings, Inc.	†	10,790	201,449
General Communication, Inc., Class A	*	3,847	38,355
Global Crossing Ltd. (Bermuda)	*	4,359	56,057
HickoryTech Corp.		2,286	19,500
IDT Corp., Class B	*†	1,600	28,464
Integrated Telecom Express, Inc.	*‡δ	1,103	—
Level 3 Communications, Inc.	*	260,929	244,569
Neutral Tandem, Inc.	*†	13,265	158,517
PAETEC Holding Corp.	*	20,390	83,803
Premiere Global Services, Inc.	*	5,642	39,945

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Superior TeleCom, Inc.	*‡δ	2,014	$—
SureWest Communications	*	6,213	45,976
tw telecom inc.	*	17,549	325,885
			1,684,131

Electric Utilities—1.4%
Allete, Inc.		2,672	97,341
Central Vermont Public Service Corp.	†	6,116	123,360
Cleco Corp.	†	11,292	334,469
DPL, Inc.		21,150	552,650
El Paso Electric Co.	*	5,489	130,528
Empire District Electric Co. (The)	†	11,096	223,584
Great Plains Energy, Inc.	†	21,496	406,274
Hawaiian Electric Industries, Inc.		14,750	332,465
IDACORP, Inc.		5,761	206,935
ITC Holdings Corp.		5,806	361,424
MGE Energy, Inc.		4,750	188,053
NV Energy, Inc.		38,483	506,051
Otter Tail Corp.		2,897	59,070
PNM Resources, Inc.	†	12,182	138,753
Portland General Electric Co.		16,290	330,361
UIL Holdings Corp.		2,136	60,150
Unisource Energy Corp.		5,110	170,827
Unitil Corp.	†	1,689	37,074
Westar Energy, Inc.	†	15,071	365,170
			4,624,539

Electrical Equipment—1.3%
A123 Systems, Inc.	*†	16,383	146,955
Active Power, Inc.	*	28,492	37,894
Acuity Brands, Inc.	†	3,098	137,056
American Superconductor Corp.	*†	4,615	143,526
AMETEK, Inc.		15,188	725,531
AZZ, Inc.	†	1,134	48,581
Babcock & Wilcox Co.	*	15,553	330,968
Baldor Electric Co.	†	4,046	163,458
Belden, Inc.	†	4,570	120,557
Brady Corp., Class A		4,341	126,627
C&D Technologies, Inc.	*	5,424	1,608
Capstone Turbine Corp.	*†	15,089	11,650
Encore Wire Corp.	†	1,693	34,723
EnerSys	*	10,743	268,253
Franklin Electric Co., Inc.	†	3,929	130,286
FuelCell Energy, Inc.	*†	9,197	11,312
General Cable Corp.	*	5,830	158,110
GrafTech International Ltd.	*†	15,371	240,249
Hubbell, Inc., Class B		5,017	254,613
II-VI, Inc.	*	1,982	73,988
LaBarge, Inc.	*†	2,232	27,878
LSI Industries, Inc.	†	3,003	19,279
Magnetek, Inc.	*	4,586	6,053
Orbit International Corp.	*	2,812	9,561
Plug Power, Inc.	*	8,935	3,413
Powell Industries, Inc.	*	1,046	32,552
PowerSecure International, Inc.	*	2,650	24,539
Regal-Beloit Corp.		5,184	304,249
Servotronics, Inc.		3,119	31,190
Thomas & Betts Corp.	*	8,483	347,973
Ultralife Corp.	*†	3,672	16,083
Universal Security Instruments, Inc.	*	266	1,596
Valence Technology, Inc.	*†	4,773	5,489
Vicor Corp.		3,481	$50,857
Woodward Governor Co.		4,951	160,511
			4,207,168

Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.	*	2,266	14,729
Anixter International, Inc.	*†	4,318	233,129
Arrow Electronics, Inc.	*	13,924	372,189
Avnet, Inc.	*	21,240	573,692
AVX Corp.		4,035	55,764
Benchmark Electronics, Inc.	*†	11,230	184,172
Brightpoint, Inc.	*	11,893	83,132
CalAmp Corp.	*	7,372	18,946
Checkpoint Systems, Inc.	*†	2,970	60,440
Cogent, Inc.	*†	20,130	214,183
Cognex Corp.		3,335	89,445
Coherent, Inc.	*†	2,327	93,103
CTS Corp.		4,578	44,040
Daktronics, Inc.	†	3,564	34,998
Dolby Laboratories, Inc., Class A	*	5,928	336,770
DTS, Inc.	*†	1,605	61,263
Echelon Corp.	*†	3,748	32,045
Electro Rent Corp.		2,563	34,037
Electro Scientific Industries, Inc.	*	3,685	40,940
Electro-Sensors, Inc.		2,581	10,634
FARO Technologies, Inc.	*	1,212	26,434
Frequency Electronics, Inc.	*	822	4,965
Gerber Scientific, Inc.	*	3,478	21,459
ID Systems, Inc.	*	2,437	4,850
Identive Group, Inc.	*	1,494	2,704
Ingram Micro, Inc., Class A	*	27,318	460,581
Insight Enterprises, Inc.	*†	2,944	46,044
IPG Photonics Corp.	*†	6,852	165,407
Iteris, Inc.	*	4,264	6,311
Itron, Inc.	*	5,025	307,681
Keithley Instruments, Inc.	†	2,170	46,677
L-1 Identity Solutions, Inc.	*	6,227	73,043
LeCroy Corp.	*	2,720	21,488
Lightpath Technologies, Inc., Class A	*†	17,646	50,468
Littelfuse, Inc.	*†	2,845	124,326
LoJack Corp.	*	1,880	7,182
LRAD Corp.	*†	3,686	5,787
Maxwell Technologies, Inc.	*†	3,381	49,396
Measurement Specialties, Inc.	*†	3,063	56,604
Mercury Computer Systems, Inc.	*	2,443	29,389
Mesa Laboratories, Inc.		1,200	27,600
Methode Electronics, Inc.	†	12,888	117,023
Microvision, Inc.	*†	11,623	25,454
MTS Systems Corp.		1,818	56,358
National Instruments Corp.		6,401	209,057
Newport Corp.	*	3,015	34,190
NU Horizons Electronics Corp.	*	3,069	21,330
OI Corp.		1,600	19,840
OSI Systems, Inc.	*	2,179	79,141
Parametric Sound Corp.	*‡	1,843	221
Park Electrochemical Corp.	†	1,950	51,363
PC Connection, Inc.	*	2,755	18,817
Planar Systems, Inc.	*	8,504	19,389
Plexus Corp.	*†	4,010	117,693
Power-One, Inc.	*†	22,036	200,307
Radisys Corp.	*	2,757	25,971
Research Frontiers, Inc.	*	2,932	11,611
Rofin-Sinar Technologies, Inc.	*	3,102	78,729

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rogers Corp.	*	1,417	$44,607
Sanmina-SCI Corp.	*†	8,065	97,425
ScanSource, Inc.	*	1,798	49,877
Sigmatron International, Inc.	*	283	1,656
SMART Modular Technologies (WWH), Inc.	*†	10,564	63,701
Spectrum Control, Inc.	*	1,195	17,590
SYNNEX Corp.	*†	3,024	85,095
Tech Data Corp.	*	6,682	269,285
Technitrol, Inc.		7,988	35,227
Trimble Navigation Ltd.	*	14,444	506,118
TTM Technologies, Inc.	*†	3,547	34,725
Universal Display Corp.	*†	2,789	65,542
Vishay Intertechnology, Inc.	*	15,234	147,465
Vishay Precision Group, Inc.	*	7,543	117,746
X-Rite, Inc.	*	2,441	9,251
Zygo Corp.	*	2,489	24,392
			6,782,243

Energy Equipment & Services—2.0%
Allis-Chalmers Energy, Inc.	*	4,292	17,898
Atwood Oceanics, Inc.	*	5,328	162,238
Basic Energy Services, Inc.	*	2,408	20,516
Bolt Technology Corp.	*	3,477	35,639
Bristow Group, Inc.	*†	3,631	131,006
Bronco Drilling Co., Inc.	*†	9,298	37,099
Cal Dive International, Inc.	*†	25,404	138,960
CARBO Ceramics, Inc.	†	1,582	128,142
Complete Production Services, Inc.	*	10,414	212,966
Dawson Geophysical Co.	*†	930	24,784
Dresser-Rand Group, Inc.	*	11,688	431,170
Dril-Quip, Inc.	*†	3,007	186,765
Exterran Holdings, Inc.	*	5,880	133,535
Global Industries Ltd.	*	33,055	180,811
Gulfmark Offshore, Inc., Class A	*†	3,081	94,648
Helix Energy Solutions Group, Inc.	*	9,910	110,397
Hercules Offshore, Inc.	*	19,298	51,140
Hornbeck Offshore Services, Inc.	*	2,714	52,896
ION Geophysical Corp.	*†	12,292	63,181
Key Energy Services, Inc.	*†	28,897	274,810
Lufkin Industries, Inc.		4,644	203,872
Matrix Service Co.	*	2,410	21,088
McDermott International, Inc.	*	31,106	459,747
Mitcham Industries, Inc.	*	3,707	27,432
Natural Gas Services Group, Inc.	*†	2,837	41,902
Newpark Resources, Inc.	*†	9,665	81,186
Oceaneering International, Inc.	*	5,969	321,490
Oil States International, Inc.	*	5,059	235,496
OYO Geospace Corp.	*	550	31,834
Parker Drilling Co.	*†	9,263	40,294
Patterson-UTI Energy, Inc.		28,310	483,535
PHI, Inc.	*	1,283	20,759
Pioneer Drilling Co.	*	6,698	42,733
Pride International, Inc.	*	24,165	711,176
RPC, Inc.	†	4,269	90,332
SEACOR Holdings, Inc.	*	2,330	198,423
Sulphco, Inc.	*†	8,130	2,927
Superior Energy Services, Inc.	*	6,470	172,684
T-3 Energy Services, Inc.	*†	4,037	105,568
Tetra Technologies, Inc.	*	7,968	81,274
Tidewater, Inc.		5,071	227,232
Unit Corp.	*†	4,307	160,608
			6,250,193

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	†	1,795	$68,031
Arden Group, Inc., Class A		391	32,257
BJ’s Wholesale Club, Inc.	*	8,066	334,739
Casey’s General Stores, Inc.		5,830	243,403
Great Atlantic & Pacific Tea Co.	*†	9,113	36,087
Nash Finch Co.	†	1,190	50,623
Pantry, Inc. (The)	*	2,139	51,571
Rite Aid Corp.	*	144,181	135,963
Ruddick Corp.	†	5,446	188,867
Spartan Stores, Inc.	†	2,807	40,702
United Natural Foods, Inc.	*	3,712	123,016
Village Super Market, Inc., Class A		2,777	77,589
Weis Markets, Inc.		1,103	43,160
Winn-Dixie Stores, Inc.	*	8,034	57,282
			1,483,290

Food Products—1.6%
B&G Foods, Inc., Class A	†	10,102	110,314
Bridgford Foods Corp.		1,169	14,998
Bunge Ltd.	†	17,978	1,063,578
Calavo Growers, Inc.	†	1,650	35,772
Cal-Maine Foods, Inc.	†	5,589	161,969
Chiquita Brands International, Inc.	*†	4,064	53,807
Corn Products International, Inc.		7,185	269,438
Darling International, Inc.	*	13,545	115,403
Del Monte Foods Co.		30,217	396,145
Diamond Foods, Inc.	†	5,015	205,565
Dole Food Co., Inc.	*†	10,978	100,449
Farmer Bros. Co.		930	14,880
Flowers Foods, Inc.	†	18,518	459,987
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	80,681
Green Mountain Coffee Roasters, Inc.	*†	14,838	462,797
Griffin Land & Nurseries, Inc.		2,039	53,911
Hain Celestial Group, Inc. (The)	*†	9,137	219,105
Inventure Foods, Inc.	*	9,182	34,616
J&J Snack Foods Corp.	†	1,866	78,241
John B. Sanfilippo & Son, Inc.	*	1,899	25,067
Lancaster Colony Corp.	†	2,437	115,758
Lance, Inc.	†	3,688	78,554
Omega Protein Corp.	*	1,515	8,696
Ralcorp Holdings, Inc.	*	8,122	474,975
Sanderson Farms, Inc.	†	1,537	66,537
Smart Balance, Inc.	*	7,937	30,796
Smithfield Foods, Inc.	*†	13,736	231,177
Tootsie Roll Industries, Inc.	†	3,069	76,357
TreeHouse Foods, Inc.	*†	4,272	196,939
			5,236,512

Gas Utilities—1.2%
AGL Resources, Inc.		7,758	297,597
Atmos Energy Corp.		12,485	365,186
Chesapeake Utilities Corp.		2,965	107,392
Delta Natural Gas Co., Inc.		3,757	115,528
Energen Corp.		7,646	349,575
Laclede Group, Inc. (The)	†	1,902	65,467
National Fuel Gas Co.		9,052	468,984
New Jersey Resources Corp.		4,448	174,451
Northwest Natural Gas Co.	†	2,771	131,484
Piedmont Natural Gas Co., Inc.	†	12,067	349,943

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Questar Corp.		28,555	$500,569
South Jersey Industries, Inc.	†	3,110	153,852
Southwest Gas Corp.	†	4,275	143,597
UGI Corp.		13,429	384,204
WGL Holdings, Inc.	†	6,107	230,722
			3,838,551

Health Care Equipment & Supplies—2.7%
Abaxis, Inc.	*	1,864	43,058
ABIOMED, Inc.	*	3,940	41,803
Alere, Inc.	*†	7,907	244,563
Align Technology, Inc.	*†	6,208	121,553
American Medical Systems Holdings, Inc.	*†	10,925	213,911
Analogic Corp.		1,287	57,761
Angiodynamics, Inc.	*†	10,332	157,460
Atrion Corp.	†	308	48,513
Beckman Coulter, Inc.		6,860	334,699
Biolase Technology, Inc.	*	21,004	24,575
Cantel Medical Corp.	†	4,511	73,078
Cardiac Science Corp.	*	4,135	7,443
Cerus Corp.	*†	16,123	61,912
Conceptus, Inc.	*†	2,419	33,261
Conmed Corp.	*†	6,004	134,550
Cooper Cos., Inc. (The)		5,462	252,454
CryoLife, Inc.	*	4,037	24,505
Cutera, Inc.	*†	3,098	25,094
Cyberonics, Inc.	*	2,351	62,725
Cynosure, Inc., Class A	*†	772	7,882
DexCom, Inc.	*†	3,175	41,973
Edwards Lifesciences Corp.	*	12,313	825,587
Endologix, Inc.	*†	8,683	39,594
Gen-Probe, Inc.	*	5,401	261,732
Greatbatch, Inc.	*	2,283	52,943
Haemonetics Corp.	*†	3,110	182,028
Hill-Rom Holdings, Inc.	†	6,353	228,009
Hologic, Inc.	*	38,529	616,849
ICU Medical, Inc.	*	1,366	50,938
IDEXX Laboratories, Inc.	*†	3,869	238,795
Immucor, Inc.	*†	7,986	158,362
Integra LifeSciences Holdings Corp.	*†	2,236	88,233
Invacare Corp.	†	2,826	74,917
IRIS International, Inc.	*	2,570	24,672
Kensey Nash Corp.	*†	1,683	48,622
Kinetic Concepts, Inc.	*	6,536	239,087
Masimo Corp.	†	5,266	143,814
Medical Action Industries, Inc.	*†	1,860	16,833
Meridian Bioscience, Inc.	†	4,370	95,616
Merit Medical Systems, Inc.	*	2,509	39,868
Natus Medical, Inc.	*†	10,325	150,435
Neogen Corp.	*	2,463	83,373
NuVasive, Inc.	*†	3,118	109,567
NxStage Medical, Inc.	*	3,660	69,906
OraSure Technologies, Inc.	*	4,328	17,528
Orthofix International NV (Netherlands Antilles)	*	2,888	90,741
Orthovita, Inc.	*†	8,897	20,196
Osteotech, Inc.	*	1,499	9,684
OTIX Global, Inc.	*	590	6,095
Palomar Medical Technologies, Inc.	*†	2,762	28,531
Quidel Corp.	*†	9,589	105,383
ResMed, Inc.	*†	18,832	617,878
Rochester Medical Corp.	*†	5,305	57,878
RTI Biologics, Inc.	*	7,464	19,630
Sirona Dental Systems, Inc.	*†	6,617	$238,477
SonoSite, Inc.	*	1,320	44,233
Spectranetics Corp.	*	3,376	18,298
Staar Surgical Co.	*†	13,188	71,347
STERIS Corp.	†	5,630	187,029
SurModics, Inc.	*	1,932	23,029
Synovis Life Technologies, Inc.	*	4,579	68,456
Teleflex, Inc.		3,677	208,780
Theragenics Corp.	*	5,822	7,394
ThermoGenesis Corp.	*	1,079	3,140
Thoratec Corp.	*†	5,719	211,489
TomoTherapy, Inc.	*†	12,150	42,768
Urologix, Inc.	*†	25,612	25,100
Vision-Sciences, Inc.	*	24,978	29,724
Volcano Corp.	*†	4,832	125,535
West Pharmaceutical Services, Inc.	†	3,358	115,213
Wright Medical Group, Inc.	*†	3,907	56,300
Young Innovations, Inc.	†	677	19,369
Zoll Medical Corp.	*	4,029	130,016
			8,451,794

Health Care Providers & Services—2.8%
Alliance HealthCare Services, Inc.	*†	10,817	49,542
Almost Family, Inc.	*	2,502	74,134
Amedisys, Inc.	*†	2,921	69,520
America Service Group, Inc.	†	1,972	29,343
American Dental Partners, Inc.	*†	1,668	20,116
AMERIGROUP Corp.	*†	5,064	215,068
AMN Healthcare Services, Inc.	*†	3,864	19,861
Amsurg Corp.	*	3,079	53,821
Bio-Reference Labs, Inc.	*†	6,877	143,454
BioScrip, Inc.	*†	3,476	17,936
Brookdale Senior Living, Inc.	*†	21,790	355,395
Capital Senior Living Corp.	*	9,966	53,119
CardioNet, Inc.	*	8,331	37,573
Catalyst Health Solutions, Inc.	*	5,865	206,507
Centene Corp.	*†	4,632	109,269
Chemed Corp.	†	2,102	119,751
Chindex International, Inc.	*†	1,527	23,073
Clarient, Inc.	*	3,308	11,181
Community Health Systems, Inc.	*	12,136	375,852
Cross Country Healthcare, Inc.	*†	2,631	18,917
Emdeon, Inc., Class A	*	12,547	152,822
Emergency Medical Services Corp., Class A	*	3,828	203,841
Emeritus Corp.	*	5,091	86,852
Ensign Group, Inc. (The)		2,720	48,824
Five Star Quality Care, Inc.	*	4,500	22,725
Genoptix, Inc.	*	4,836	68,671
Gentiva Health Services, Inc.	*†	3,767	82,309
Hanger Orthopedic Group, Inc.	*†	3,263	47,444
Health Management Associates, Inc., Class A	*	38,960	298,434
Health Net, Inc.	*	13,985	380,252
Healthsouth Corp.	*†	16,288	312,730
Healthspring, Inc.	*†	8,037	207,676
Healthways, Inc.	*	3,517	40,938
Henry Schein, Inc.	*	11,481	672,557
HMS Holdings Corp.	*	3,201	188,667
IPC The Hospitalist Co., Inc.	*†	3,783	103,352
Kindred Healthcare, Inc.	*†	5,458	71,063
Landauer, Inc.		923	57,807
LHC Group, Inc.	*	6,648	154,167
LifePoint Hospitals, Inc.	*	6,340	222,280
Lincare Holdings, Inc.		14,080	353,267

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Magellan Health Services, Inc.	*†	4,963	$234,452
Mednax, Inc.	*	5,773	307,701
Molina Healthcare, Inc.	*	2,244	60,566
MWI Veterinary Supply, Inc.	*†	1,472	84,964
National Healthcare Corp.		1,078	39,961
National Research Corp.		1,250	32,600
NovaMed, Inc.	*	1,634	15,833
Omnicare, Inc.	†	18,221	435,117
Owens & Minor, Inc.		6,388	181,802
PDI, Inc.	*	864	7,551
PharMerica Corp.	*	3,153	30,048
Providence Service Corp. (The)	*†	3,898	63,888
PSS World Medical, Inc.	*†	9,676	206,873
Psychemedics Corp.		902	8,389
Psychiatric Solutions, Inc.	*	9,492	318,457
RehabCare Group, Inc.	*†	2,389	48,306
Res-Care, Inc.	*	2,426	32,193
Rural/Metro Corp.	*†	8,016	68,216
Skilled Healthcare Group, Inc., Class A	*	2,964	11,649
Sun Healthcare Group, Inc.	*†	4,433	37,548
Sunrise Senior Living, Inc.	*	17,453	59,864
Triple-S Management Corp., Class B (Puerto Rico)	*†	7,729	130,234
U.S. Physical Therapy, Inc.	*	2,083	34,828
Universal American Corp.		7,408	109,268
Universal Health Services, Inc., Class B		7,962	309,403
VCA Antech, Inc.	*	6,764	142,653
WellCare Health Plans, Inc.	*†	4,703	136,199
			8,928,673

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	17,902	330,650
athenahealth, Inc.	*†	3,145	103,848
Computer Programs & Systems, Inc.	†	3,352	142,695
MedAssets, Inc.	*	9,859	207,433
Medidata Solutions, Inc.	*†	9,229	177,197
Mediware Information Systems, Inc.	*	1,191	12,529
Merge Healthcare, Inc.	*†	4,320	12,528
Omnicell, Inc.	*	4,056	53,052
Quality Systems, Inc.	†	2,355	156,160
Vital Images, Inc.	*	1,498	19,819
			1,215,911

Hotels, Restaurants & Leisure—2.7%
AFC Enterprises, Inc.	*†	5,988	74,251
Ambassadors Group, Inc.		2,796	31,707
Ambassadors International, Inc.	*	66	121
Ameristar Casinos, Inc.		3,664	63,937
Bally Technologies, Inc.	*	6,174	215,781
Benihana, Inc., Class A	*	680	5,161
Biglari Holdings, Inc.	*	109	35,823
Bluegreen Corp.	*	1,800	5,022
Bob Evans Farms, Inc.		2,925	82,105
Boyd Gaming Corp.	*†	8,538	61,901
Brinker International, Inc.		13,492	254,459
Buffalo Wild Wings, Inc.	*	2,278	109,093
Burger King Holdings, Inc.		12,664	302,416
California Pizza Kitchen, Inc.	*	2,265	38,641
CEC Entertainment, Inc.	*	1,994	68,454
Cheesecake Factory, Inc. (The)	*†	7,016	185,714
Chipotle Mexican Grill, Inc.	*	3,437	591,164
Choice Hotels International, Inc.	†	3,101	$113,063
Churchill Downs, Inc.		1,567	55,973
Cosi, Inc.	*	13,495	11,714
Cracker Barrel Old Country Store, Inc.		1,879	95,378
DineEquity, Inc.	*†	1,467	65,986
Domino’s Pizza, Inc.	*†	4,270	56,449
Dover Downs Gaming & Entertainment, Inc.		1,687	5,736
Dover Motorsports, Inc.	*	1,645	3,010
Empire Resorts, Inc.	*†	2,513	2,790
Gaylord Entertainment Co.	*†	4,934	150,487
Great Wolf Resorts, Inc.	*	3,072	5,837
Hyatt Hotels Corp., Class A	*	6,210	232,192
International Speedway Corp., Class A		3,250	79,300
Interval Leisure Group, Inc.	*†	2,598	34,995
Isle of Capri Casinos, Inc.	*†	1,251	8,957
Jack in the Box, Inc.	*†	7,203	154,432
Jamba, Inc.	*	22,792	49,915
Krispy Kreme Doughnuts, Inc.	*	5,000	22,900
Landry’s Restaurants, Inc.	*	2,796	68,474
Las Vegas Sands Corp.	*†	48,388	1,686,322
Life Time Fitness, Inc.	*†	3,312	130,725
Luby’s, Inc.	*	14,427	69,538
Marcus Corp.	†	1,805	21,389
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	10,900
MGM Resorts International	*†	35,015	394,969
Monarch Casino & Resort, Inc.	*†	2,897	32,475
Morgans Hotel Group Co.	*†	7,052	51,621
MTR Gaming Group, Inc.	*	4,525	8,100
Multimedia Games, Inc.	*	2,902	10,737
O’Charleys, Inc.	*	3,157	22,699
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	8,088	90,181
P.F. Chang’s China Bistro, Inc.	†	4,257	196,673
Panera Bread Co., Class A	*†	3,189	282,577
Papa John’s International, Inc.	*	2,356	62,151
Peet’s Coffee & Tea, Inc.	*†	1,297	44,396
Penn National Gaming, Inc.	*	11,525	341,255
Pinnacle Entertainment, Inc.	*†	11,468	127,868
Red Robin Gourmet Burgers, Inc.	*†	1,203	23,591
Royal Caribbean Cruises Ltd.	*	21,292	671,337
Ruby Tuesday, Inc.	*	14,322	170,002
Scientific Games Corp., Class A	*†	11,132	107,980
Shuffle Master, Inc.	*	5,440	45,750
Sonic Corp.	*	5,694	46,008
Speedway Motorsports, Inc.		1,680	26,342
Texas Roadhouse, Inc.	*	14,845	208,721
Vail Resorts, Inc.	*	1,427	53,541
Wendy’s/Arby’s Group, Inc., Class A		50,951	230,808
WMS Industries, Inc.	*	4,087	155,592
			8,667,586

Household Durables—1.1%
American Greetings Corp., Class A	†	5,847	108,696
Bassett Furniture Industries, Inc.	*	610	3,007
Beazer Homes USA, Inc.	*†	18,421	76,079
Blyth, Inc.		877	36,167
Brookfield Homes Corp.	*	858	7,027
Cavco Industries, Inc.	*	1,216	43,667
CSS Industries, Inc.		1,140	19,711
Ethan Allen Interiors, Inc.		1,648	28,774

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Furniture Brands International, Inc.	*†	4,572	$24,597
Helen of Troy Ltd. (Bermuda)	*	3,172	80,220
Hooker Furniture Corp.	†	3,953	45,973
Hovnanian Enterprises, Inc., Class A	*†	27,242	107,061
Jarden Corp.		7,489	233,133
KB Home	†	20,832	236,027
Kid Brands, Inc.	*	1,157	9,950
La-Z-Boy, Inc.	*†	8,340	70,390
M/I Homes, Inc.	*	1,741	18,054
MDC Holdings, Inc.	†	5,581	162,016
Meritage Homes Corp.	*	3,915	76,812
Mohawk Industries, Inc.	*	5,720	304,876
National Presto Industries, Inc.		656	69,844
NVR, Inc.	*	555	359,379
Palm Harbor Homes, Inc.	*	1,182	1,879
Ryland Group, Inc.		5,181	92,844
Sealy Corp.	*†	6,171	15,057
Skyline Corp.	†	918	18,599
Standard Pacific Corp.	*†	22,550	89,523
Tempur-Pedic International, Inc.	*†	6,645	205,995
Toll Brothers, Inc.	*†	20,979	399,021
Tupperware Brands Corp.	†	7,576	346,678
Universal Electronics, Inc.	*	3,125	65,156
			3,356,212

Household Products—0.4%
Central Garden and Pet Co., Class A	*	2,770	28,697
Church & Dwight Co., Inc.		9,467	614,787
Energizer Holdings, Inc.	*	7,636	513,369
WD-40 Co.		2,756	104,783
			1,261,636

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	58,835	732,496
Dynegy, Inc.	*	12,625	61,484
Mirant Corp.	*	14,401	143,434
Ormat Technologies, Inc.	†	6,620	193,105
RRI Energy, Inc.	*	35,972	127,700
			1,258,219

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		8,198	245,530
Raven Industries, Inc.	†	5,412	205,061
Seaboard Corp.		43	76,153
Standex International Corp.	†	1,584	38,317
Tredegar Corp.	†	2,467	46,823
			611,884

Insurance—4.8%
Alleghany Corp.	*	554	167,879
Allied World Assurance Co. Holdings Ltd. (Bermuda)		5,607	317,300
Alterra Capital Holdings Ltd. (Bermuda)		10,842	215,973
Ambac Financial Group, Inc.	*†	30,831	17,111
American Financial Group, Inc.		13,228	404,512
American Independence Corp.	*	430	2,064
American National Insurance Co.		3,374	256,323
American Physicians Capital, Inc.		1,601	66,377
American Physicians Service Group, Inc.		4,869	$157,512
American Safety Insurance Holdings Ltd.	*†	10,365	169,364
AMERISAFE, Inc.	*†	5,765	108,267
Amtrust Financial Services, Inc.	†	11,871	172,367
Arch Capital Group Ltd. (Bermuda)	*	7,043	590,203
Argo Group International Holdings Ltd. (Bermuda)	†	3,031	105,297
Arthur J. Gallagher & Co.		12,702	334,952
Aspen Insurance Holdings Ltd. (Bermuda)		11,825	358,061
Assured Guaranty Ltd. (Bermuda)		11,888	203,404
Axis Capital Holdings Ltd. (Bermuda)		18,140	597,532
Baldwin & Lyons, Inc., Class B	†	1,316	33,492
Brown & Brown, Inc.	†	17,237	348,015
Citizens, Inc.	*	4,717	32,500
CNA Financial Corp.	*†	5,689	159,235
CNA Surety Corp.	*†	1,486	26,629
CNO Financial Group, Inc.	*†	32,018	177,380
Crawford & Co., Class B	*	3,543	8,609
Delphi Financial Group, Inc., Class A	†	4,560	113,954
eHealth, Inc.	*†	4,039	52,184
EMC Insurance Group, Inc.	†	1,041	22,194
Employers Holdings, Inc.		6,240	98,405
Endurance Specialty Holdings Ltd. (Bermuda)		6,336	252,173
Enstar Group Ltd. (Bermuda)	*†	626	45,448
Erie Indemnity Co., Class A		3,864	216,616
Everest Re Group Ltd. (Bermuda)		6,512	563,093
FBL Financial Group, Inc., Class A		2,268	58,923
Fidelity National Financial, Inc., Class A		31,906	501,243
First American Financial Corp.		11,786	176,083
First Mercury Financial Corp.	†	1,534	15,463
Flagstone Reinsurance Holdings SA (Luxembourg)		8,048	85,389
FPIC Insurance Group, Inc.	*†	2,681	94,076
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	4,754	118,945
Hanover Insurance Group, Inc. (The)		5,482	257,654
Harleysville Group, Inc.		1,278	41,906
HCC Insurance Holdings, Inc.		14,140	368,913
Hilltop Holdings, Inc.	*†	7,621	73,009
Horace Mann Educators Corp.		3,101	55,136
Independence Holding Co.		5,932	42,443
Infinity Property & Casualty Corp.		1,280	62,426
Kansas City Life Insurance Co.		1,203	37,522
Markel Corp.	*	1,119	385,596
MBIA, Inc.	*	15,000	150,750
Meadowbrook Insurance Group, Inc.	†	18,583	166,690
Mercury General Corp.		4,721	192,947
Montpelier Re Holdings Ltd. (Bermuda)		13,084	226,615
National Financial Partners Corp.	*	7,233	91,642
Navigators Group, Inc. (The)	*†	1,745	77,879
NYMAGIC, Inc.		5,810	149,143
Old Republic International Corp.	†	34,326	475,415

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
OneBeacon Insurance Group Ltd., Class A		6,290	$89,884
PartnerRe Ltd. (Bermuda)		8,085	648,255
Phoenix Cos., Inc. (The)	*†	29,424	61,790
Platinum Underwriters Holdings Ltd. (Bermuda)	†	6,503	283,011
PMA Capital Corp., Class A	*	5,374	40,520
Presidential Life Corp.		2,568	25,166
ProAssurance Corp.	*	2,725	156,933
Protective Life Corp.		9,149	199,082
Reinsurance Group of America, Inc.		9,999	482,852
RenaissanceRe Holdings Ltd. (Bermuda)		6,423	385,123
RLI Corp.	†	1,980	112,108
Safety Insurance Group, Inc.	†	1,536	64,543
SeaBright Holdings, Inc.		3,141	25,316
Selective Insurance Group, Inc.		7,536	122,761
StanCorp Financial Group, Inc.		7,445	282,910
State Auto Financial Corp.		2,585	39,318
Stewart Information Services Corp.		1,684	19,063
Symetra Financial Corp.		14,340	149,996
Tower Group, Inc.		3,847	89,827
Transatlantic Holdings, Inc.		7,439	378,050
United Fire & Casualty Co.		2,592	54,976
Unitrin, Inc.		10,146	247,461
Validus Holdings Ltd. (Bermuda)		11,164	294,283
W.R. Berkley Corp.		21,545	583,223
Wesco Financial Corp.		115	41,187
White Mountains Insurance Group Ltd.		706	217,773
			15,395,644

Internet & Catalog Retail—0.8%
1-800-Flowers.com, Inc., Class A	*	2,113	3,994
Blue Nile, Inc.	*	1,074	47,782
dELiA*s, Inc.	*	2,555	4,829
Drugstore.Com, Inc.	*	18,137	34,823
Geeknet, Inc.	*	6,619	13,172
Hollywood Media Corp.	*	15,979	19,654
HSN, Inc.	*†	4,502	134,610
Liberty Media Corp. - Interactive, Series A	*	84,227	1,154,752
NetFlix, Inc.	*†	5,090	825,394
NutriSystem, Inc.	†	4,396	84,579
Overstock.com, Inc.	*†	3,326	52,285
Shutterfly, Inc.	*†	7,856	204,177
Valuevision Media, Inc., Class A	*	6,193	11,643
			2,591,694

Internet Software & Services—1.4%
AOL, Inc.	*	20,511	507,647
Art Technology Group, Inc.	*†	13,955	57,634
Autobytel, Inc.	*	4,755	4,136
comScore, Inc.	*†	2,914	68,537
Constant Contact, Inc.	*†	9,827	210,593
DealerTrack Holdings, Inc.	*†	4,113	70,250
Digital River, Inc.	*	4,133	140,687
DivX, Inc.	*	2,892	27,561
Earthlink, Inc.		16,752	152,276
Equinix, Inc.	*†	4,185	428,335
GSI Commerce, Inc.	*	7,201	177,865
IAC/InterActiveCorp	*†	15,508	407,395
Imergent, Inc.		1,043	$5,152
Infospace, Inc.	*	4,619	40,001
Internap Network Services Corp.	*	8,921	43,802
Internet Brands, Inc., Class A	*	2,400	31,872
Internet Capital Group, Inc.	*†	6,770	74,673
Ipass, Inc.	*	6,163	7,519
j2 Global Communications, Inc.	*†	4,168	99,157
Keynote Systems, Inc.		3,262	37,904
Knot, Inc. (The)	*	3,458	31,572
Limelight Networks, Inc.	*†	2,028	11,925
LivePerson, Inc.	*	3,334	28,006
LogMeIn, Inc.	*†	6,170	221,997
Looksmart Ltd.	*	4,010	8,100
LoopNet, Inc.	*†	6,344	75,113
Marchex, Inc., Class B		2,710	14,770
ModusLink Global Solutions, Inc.	*†	3,461	21,977
Move, Inc.	*	23,595	52,617
NaviSite, Inc.	*	15,218	50,980
NIC, Inc.		6,673	55,319
OpenTable, Inc.	*†	4,550	309,764
Openwave Systems, Inc.	*	11,650	19,805
Perficient, Inc.	*	2,090	19,103
Rackspace Hosting, Inc.	*†	12,978	337,168
RealNetworks, Inc.	*†	10,782	35,149
Saba Software, Inc.	*	3,576	19,453
SAVVIS, Inc.	*	4,524	95,366
Stamps.com, Inc.	*	2,642	34,346
support.com, Inc.	*†	4,962	22,726
Terremark Worldwide, Inc.	*†	7,046	72,856
United Online, Inc.	†	10,506	60,094
ValueClick, Inc.	*†	6,880	89,990
Vertro, Inc.	*	1,316	3,422
Vocus, Inc.	*	2,731	50,469
Web.com Group, Inc.	*	1,785	9,817
WebMD Health Corp.	*	4,097	204,317
WebMediaBrands, Inc.	*	4,020	3,578
Zix Corp.	*	12,056	34,239
			4,587,034

IT Services—2.1%
Acxiom Corp.	*†	6,440	102,138
Alliance Data Systems Corp.	*†	7,629	497,869
Broadridge Financial Solutions, Inc.		24,150	552,310
CACI International, Inc., Class A	*	3,010	136,233
Cass Information Systems, Inc.	†	1,213	41,618
Ciber, Inc.	*	5,015	15,095
Convergys Corp.	*†	16,876	176,354
CoreLogic, Inc.		14,404	275,981
CSG Systems International, Inc.	*	3,644	66,430
Diamond Management & Technology Consultants, Inc.		3,731	46,637
DST Systems, Inc.		8,481	380,288
Edgewater Technology, Inc.	*	2,568	6,985
Euronet Worldwide, Inc.	*	6,728	121,037
Forrester Research, Inc.	*	1,573	52,035
Gartner, Inc., Class A	*	12,885	379,334
Genpact Ltd. (Bermuda)	*†	27,990	496,263
Global Cash Access Holdings, Inc.	*†	21,059	85,921
Global Payments, Inc.		8,154	349,725
Hackett Group, Inc. (The)	*†	7,902	32,635
Heartland Payment Systems, Inc.		4,287	65,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hewitt Associates, Inc., Class A	*	11,846	$597,394
iGATE Corp.	†	2,997	54,366
Integral Systems, Inc.	*†	2,356	17,387
Lender Processing Services, Inc.		11,943	396,866
Lionbridge Technologies, Inc.	*	18,369	78,987
Management Network Group, Inc.	*	320	944
Mantech International Corp., Class A	*	3,037	120,265
Mastech Holdings, Inc.	*	357	1,071
MAXIMUS, Inc.		1,558	95,942
MoneyGram International, Inc.	*†	21,470	52,387
NCI, Inc., Class A	*	1,956	37,008
NeuStar, Inc., Class A	*	11,438	284,349
Online Resources Corp.	*†	2,780	12,343
Pfsweb, Inc.	*	1,209	4,207
Sapient Corp.	†	19,951	238,813
SRA International, Inc., Class A	*	5,368	105,857
StarTek, Inc.	*	1,875	7,837
Syntel, Inc.	†	2,183	97,143
TeleTech Holdings, Inc.	*†	4,057	60,206
TNS, Inc.	*†	3,998	67,766
Unisys Corp.	*	5,094	142,123
VeriFone Systems, Inc.	*†	11,855	368,335
Wright Express Corp.	*	3,218	114,915
XETA Technologies, Inc.	*	1,947	6,483
			6,843,130

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,738	17,815
Brunswick Corp.	†	9,596	146,051
Callaway Golf Co.	†	5,616	39,312
Jakks Pacific, Inc.	*†	2,425	42,777
Leapfrog Enterprises, Inc.	*	7,919	43,396
Nautilus, Inc.	*	2,480	3,298
Polaris Industries, Inc.	†	3,115	202,786
Pool Corp.		4,626	92,844
RC2 Corp.	*	1,530	32,054
Smith & Wesson Holding Corp.	*†	26,839	95,547
Steinway Musical Instruments, Inc.	*	1,536	26,450
Sturm Ruger & Co., Inc.		2,146	29,271
			771,601

Life Sciences Tools & Services—1.2%
Accelrys, Inc.	*	6,341	44,133
Affymetrix, Inc.	*	8,830	40,265
Albany Molecular Research, Inc.	*	2,944	18,783
Bio-Rad Laboratories, Inc., Class A	*	2,830	256,143
Bruker Corp.	*	16,649	233,585
Caliper Life Sciences, Inc.	*	3,187	12,716
Cambrex Corp.	*	2,958	12,572
Charles River Laboratories International, Inc.	*†	9,247	306,538
Covance, Inc.	*	6,271	293,420
Dionex Corp.	*†	1,461	126,289
Enzo Biochem, Inc.	*†	6,306	23,963
eResearchTechnology, Inc.	*†	4,314	32,269
Furiex Pharmaceuticals, Inc.	*†	1,473	16,615
Illumina, Inc.	*†	17,575	864,690
Kendle International, Inc.	*	1,230	11,464
Luminex Corp.	*†	4,012	64,192
Mettler-Toledo International, Inc. (Switzerland)	*	3,252	$404,679
Parexel International Corp.	*	5,995	138,664
Pharmaceutical Product Development, Inc.		18,573	460,425
Sequenom, Inc.	*†	16,133	113,092
Techne Corp.	†	3,552	219,265
			3,693,762

Machinery—4.2%
3D Systems Corp.	*	2,259	35,489
Actuant Corp., Class A		9,423	216,352
AGCO Corp.	*†	9,628	375,588
Albany International Corp., Class A	†	2,060	38,975
Ampco-Pittsburgh Corp.		986	24,473
ArvinMeritor, Inc.	*†	19,363	300,901
Astec Industries, Inc.	*†	1,849	52,752
Badger Meter, Inc.	†	4,287	173,538
Barnes Group, Inc.		5,997	105,487
Blount International, Inc.	*	4,339	55,235
Briggs & Stratton Corp.	†	4,194	79,728
Bucyrus International, Inc.	†	12,611	874,573
Cascade Corp.		779	24,772
Chart Industries, Inc.	*†	2,135	43,469
CIRCOR International, Inc.	†	1,935	61,146
CLARCOR, Inc.	†	8,174	315,762
Colfax Corp.	*†	6,657	98,990
Columbus McKinnon Corp.	*†	4,765	79,051
Commercial Vehicle Group, Inc.	*†	5,880	59,858
Crane Co.		9,865	374,278
Donaldson Co., Inc.		12,117	571,074
Dynamic Materials Corp.	†	10,490	158,504
EnPro Industries, Inc.	*†	3,150	98,532
ESCO Technologies, Inc.		1,735	57,706
Federal Signal Corp.		3,130	16,871
Flow International Corp.	*	9,896	26,026
Force Protection, Inc.	*	26,560	133,862
FreightCar America, Inc.	†	2,798	68,831
Gardner Denver, Inc.		8,626	463,044
Gorman-Rupp Co. (The)	†	1,890	52,088
Graco, Inc.	†	8,573	272,021
Graham Corp.		882	13,689
Greenbrier Cos., Inc.	*	1,195	18,630
Harsco Corp.	†	10,609	260,769
Hurco Cos., Inc.	*	1,248	22,551
IDEX Corp.		11,368	403,678
John Bean Technologies Corp.		3,917	63,103
Joy Global, Inc.		16,905	1,188,760
Kadant, Inc.	*†	1,553	29,367
Kaydon Corp.		4,128	142,829
Kennametal, Inc.	†	10,704	331,075
L.B. Foster Co., Class A	*†	951	27,522
Lincoln Electric Holdings, Inc.		4,042	233,708
Lindsay Corp.	†	969	41,977
Lydall, Inc.	*	2,150	15,824
Manitowoc Co., Inc. (The)		18,391	222,715
Middleby Corp.	*	2,361	149,664
Mueller Industries, Inc.		2,932	77,669
Mueller Water Products, Inc., Class A	†	30,046	90,739
NACCO Industries, Inc., Class A		310	27,091
Navistar International Corp.	*†	6,634	289,508
NN, Inc.	*	6,804	56,133
Nordson Corp.		3,383	249,293
Oshkosh Corp.	*	11,547	317,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pentair, Inc.		13,279	$446,573
RBC Bearings, Inc.	*	6,724	228,482
Robbins & Myers, Inc.		2,530	67,753
Sauer-Danfoss, Inc.	*	5,746	122,332
SPX Corp.		4,988	315,641
Tecumseh Products Co., Class A	*	1,703	19,533
Tennant Co.	†	1,394	43,075
Terex Corp.	*	16,800	385,056
Timken Co.		11,014	422,497
Titan International, Inc.	†	4,901	66,507
Toro Co. (The)		4,316	242,689
Trinity Industries, Inc.		7,537	167,849
Valmont Industries, Inc.		2,775	200,910
Wabash National Corp.	*	2,596	21,002
WABCO Holdings, Inc.	*	11,316	474,593
Wabtec Corp.	†	8,293	396,322
Watts Water Technologies, Inc., Class A		2,709	92,241
			13,295,867

Marine—0.3%
Alexander & Baldwin, Inc.	†	3,735	130,127
American Commercial Lines, Inc.	*†	6,240	173,971
Eagle Bulk Shipping, Inc.	*†	13,226	69,040
Excel Maritime Carriers Ltd. (Greece)	*†	15,008	84,345
Genco Shipping & Trading Ltd.	*†	6,192	98,701
International Shipholding Corp.		724	20,446
Kirby Corp.	*	6,418	257,105
			833,735

Media—2.6%
A.H. Belo Corp., Class A	*†	3,861	27,297
Alloy, Inc.	*	3,318	32,218
Arbitron, Inc.	†	2,121	59,324
Ascent Media Corp., Class A	*†	2,424	64,745
Belo Corp., Class A	*	13,615	84,413
Cablevision Systems Corp., Class A		28,930	757,677
Carmike Cinemas, Inc.	*	6,117	53,340
Cinemark Holdings, Inc.		6,746	108,611
CKX, Inc.	*	6,718	32,918
Clear Channel Outdoor Holdings, Inc., Class A	*	10,424	119,146
Crown Media Holdings, Inc., Class A	*†	4,399	10,514
Cumulus Media, Inc., Class A	*†	3,854	10,830
DISH Network Corp., Class A		31,324	600,168
DreamWorks Animation SKG, Inc., Class A	*†	7,870	251,132
E.W. Scripps Co., (The), Class A	*†	7,011	55,247
EDCI Holdings, Inc.	*	533	1,807
Emmis Communications Corp., Class A	*	4,461	3,480
Entercom Communications Corp., Class A	*	1,873	14,722
Entravision Communications Corp., Class A	*	4,930	9,811
Gray Television, Inc.	*	3,878	7,795
Harris Interactive, Inc.	*	6,590	6,195
Harte-Hanks, Inc.		3,759	43,867
John Wiley & Sons, Inc., Class A		4,647	189,876
Journal Communications, Inc., Class A	*	3,220	$14,522
Lamar Advertising Co., Class A	*†	8,416	267,797
Lee Enterprises, Inc.	*†	6,600	17,688
Liberty Global, Inc., Series A	*†	37,693	1,161,321
Liberty Media Corp. - Capital, Series A	*	9,508	494,986
Liberty Media Corp. - Starz, Series A	*	9,586	621,940
LIN TV Corp., Class A	*†	2,390	10,612
Live Nation Entertainment, Inc.	*†	12,489	123,391
Madison Square Garden, Inc., Class A	*	14,922	314,556
Martha Stewart Living Omnimedia, Class A	*†	4,928	23,359
McClatchy Co. (The), Class A	*†	3,506	13,779
Media General, Inc., Class A	*†	1,595	14,291
Mediacom Communications Corp., Class A	*	3,433	22,692
Morningstar, Inc.	*	5,316	236,881
National CineMedia, Inc.		3,917	70,114
Navarre Corp.	*	6,720	17,472
New Frontier Media, Inc.	*	6,104	10,865
Playboy Enterprises, Inc., Class B	*	1,251	6,430
PRIMEDIA, Inc.		5,508	20,930
Radio Unica Communications Corp.	*‡δ	1,900	—
Regal Entertainment Group, Class A		14,340	188,141
Salem Communications Corp., Class A	*	850	2,524
Scholastic Corp.	†	2,095	58,283
Sinclair Broadcast Group, Inc., Class A	*	4,220	29,624
Sirius XM Radio, Inc.	*†	646,649	775,979
Valassis Communications, Inc.	*	5,634	190,936
Value Line, Inc.		573	7,947
Virgin Media, Inc.	†	40,183	925,013
Warner Music Group Corp.	*†	4,960	22,320
World Wrestling Entertainment, Inc., Class A	†	2,315	32,202
			8,241,728

Metals & Mining—1.7%
Allied Nevada Gold Corp.	*†	14,263	377,970
AMCOL International Corp.	†	2,631	68,906
Brush Engineered Materials, Inc.	*†	2,925	83,187
Carpenter Technology Corp.		4,339	146,268
Century Aluminum Co.	*	12,417	163,532
Coeur d’Alene Mines Corp.	*†	18,566	369,835
Commercial Metals Co.		10,756	155,854
Compass Minerals International, Inc.		2,644	202,583
Globe Specialty Metals, Inc.	*	7,023	98,603
Haynes International, Inc.		1,057	36,911
Hecla Mining Co.	*†	40,979	258,987
Horsehead Holding Corp.	*	7,315	72,199
Kaiser Aluminum Corp.	†	1,862	79,675
Olympic Steel, Inc.		2,548	58,579
Reliance Steel & Aluminum Co.		8,638	358,736
Rock of Ages Corp.	*	1,387	5,659
Royal Gold, Inc.		6,648	331,336
RTI International Metals, Inc.	*†	2,591	79,336
Schnitzer Steel Industries, Inc., Class A		1,822	87,966

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Southern Copper Corp.		29,145	$1,023,572
Steel Dynamics, Inc.		32,166	453,862
Stillwater Mining Co.	*†	8,114	136,640
Universal Stainless & Alloy Products, Inc.	*†	2,058	50,545
Walter Energy, Inc.		6,232	506,599
Worthington Industries, Inc.	†	5,837	87,730
			5,295,070

Multiline Retail—0.5%
99 Cents Only Stores	*†	12,538	236,717
Dillard’s, Inc., Class A	†	7,476	176,733
Dollar General Corp.	*†	4,966	145,256
Dollar Tree, Inc.	*	18,100	882,556
Fred’s, Inc., Class A	†	3,463	40,863
Retail Ventures, Inc.	*†	5,577	60,009
Saks, Inc.	*†	16,637	143,078
Tuesday Morning Corp.	*	1,816	8,662
			1,693,874

Multi-Utilities—1.0%
Alliant Energy Corp.		15,892	577,674
Avista Corp.		6,507	135,866
Black Hills Corp.		6,025	187,980
CH Energy Group, Inc.		1,512	66,770
MDU Resources Group, Inc.		31,771	633,832
NorthWestern Corp.		2,859	81,482
NSTAR		17,275	679,771
OGE Energy Corp.		12,139	483,982
Vectren Corp.		11,597	300,014
			3,147,371

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*†	6,386	214,825

Oil, Gas & Consumable Fuels—4.6%
Abraxas Petroleum Corp.	*†	13,781	39,138
Adams Resources & Energy, Inc.		1,462	25,951
Alpha Natural Resources, Inc.	*	14,170	583,096
American Oil & Gas, Inc.	*	12,364	100,148
Apco Oil and Gas International, Inc.	†	2,488	86,110
Approach Resources, Inc.	*	6,387	71,407
Arch Coal, Inc.		18,710	499,744
Atlas Energy, Inc.	*†	10,934	313,150
ATP Oil & Gas Corp.	*†	7,618	103,986
Berry Petroleum Co., Class A	†	4,186	132,822
Bill Barrett Corp.	*†	3,665	131,940
Blue Dolphin Energy Co.	*	521	953
BP Prudhoe Bay Royalty Trust		1,774	183,343
BPZ Resources, Inc.	*†	15,708	60,162
Brigham Exploration Co.	*†	25,299	474,356
Callon Petroleum Co.	*†	3,060	15,147
Carrizo Oil & Gas, Inc.	*†	3,680	88,099
Cheniere Energy, Inc.	*†	8,135	20,500
Cimarex Energy Co.		10,290	680,992
Clayton Williams Energy, Inc.	*	1,241	62,782
Cloud Peak Energy, Inc.	*	10,276	187,537
Comstock Resources, Inc.	*	5,496	123,605
Concho Resources, Inc.	*†	9,509	629,211
Contango Oil & Gas Co.	*	2,731	136,987
Continental Resources, Inc.	*	8,038	372,642
CREDO Petroleum Corp.	*†	5,377	44,414
Cross Timbers Royalty Trust		833	29,696
Crosstex Energy, Inc.	*	3,995	$31,561
CVR Energy, Inc.	*	15,165	125,111
Delta Petroleum Corp.	*†	18,693	14,704
DHT Holdings, Inc. (Jersey, Channel Islands)	†	5,478	22,624
Energy XXI Bermuda Ltd. (Bermuda)	*†	1,398	32,308
Evergreen Energy, Inc.	*†	373	504
EXCO Resources, Inc.		33,013	490,903
Forest Oil Corp.	*	15,540	461,538
Frontier Oil Corp.		11,462	153,591
FX Energy, Inc.	*	12,608	52,197
General Maritime Corp.	†	16,254	79,807
GMX Resources, Inc.	*†	4,998	24,290
Goodrich Petroleum Corp.	*	4,658	67,867
Harvest Natural Resources, Inc.	*†	3,340	34,803
Holly Corp.		5,010	144,037
Hugoton Royalty Trust		8,143	162,779
International Coal Group, Inc.	*	7,310	38,889
James River Coal Co.	*†	4,933	86,475
Kodiak Oil & Gas Corp.	*†	24,571	83,296
Mariner Energy, Inc.	*	19,834	480,578
McMoRan Exploration Co.	*	12,011	206,709
National Coal Corp.	*	529	514
Newfield Exploration Co.	*	15,418	885,610
NGAS Resources, Inc.	*	6,300	5,467
Oasis Petroleum, Inc.	*	5,989	116,007
Overseas Shipholding Group, Inc.		2,227	76,431
Pacific Ethanol, Inc.	*†	9,943	8,869
Patriot Coal Corp.	*†	21,738	248,031
Penn Virginia Corp.	†	4,723	75,757
Petrohawk Energy Corp.	*	34,203	552,036
Petroleum Development Corp.	*	1,839	50,756
Petroquest Energy, Inc.	*†	8,496	51,741
Plains Exploration & Production Co.	*	16,094	429,227
PostRock Energy Corp.	*	295	976
Quicksilver Resources, Inc.	*†	21,139	266,351
Rentech, Inc.	*†	24,671	24,326
REX American Resources Corp.	*†	1,034	14,983
Rosetta Resources, Inc.	*†	6,504	152,779
SandRidge Energy, Inc.	*†	55,962	317,864
Ship Finance International Ltd. (Bermuda)	†	11,016	214,041
SM Energy Co.	†	7,383	276,567
Southern Union Co.		19,120	460,027
Stone Energy Corp.	*†	7,436	109,532
Swift Energy Co.	*	2,908	81,657
Syntroleum Corp.	*†	9,066	16,953
Teekay Corp. (Canada)	†	3,703	98,981
Tengasco, Inc.	*	9,394	4,039
Toreador Resources Corp. (France)	*	3,690	41,254
Tri-Valley Corp.	*†	10,477	7,020
Ultra Petroleum Corp.	*†	19,130	803,077
Uranium Resources, Inc.	*	5,500	6,875
USEC, Inc.	*†	11,624	60,329
Vaalco Energy, Inc.	*	18,337	105,254
Verenium Corp.	*†	149	492
W&T Offshore, Inc.	†	8,355	88,563
Warren Resources, Inc.	*	8,229	32,669
Western Refining, Inc.	*	21,783	114,143
Westmoreland Coal Co.	*	2,951	29,097
Whiting Petroleum Corp.	*	5,839	557,683
World Fuel Services Corp.	†	5,432	141,286
			14,519,753

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.	†	9,590	$141,069
Clearwater Paper Corp.	*	1,554	118,228
Deltic Timber Corp.	†	1,046	46,861
Domtar Corp. (Canada)		5,814	375,468
Louisiana-Pacific Corp.	*†	14,060	106,434
Neenah Paper, Inc.		2,110	32,072
P.H. Glatfelter Co.	†	3,315	40,310
Schweitzer-Mauduit International, Inc.		1,838	107,174
Wausau Paper Corp.	*	3,503	29,040
			996,656

Personal Products—0.6%
Alberto-Culver Co.		12,270	461,965
Elizabeth Arden, Inc.	*	2,728	54,533
Herbalife Ltd. (Cayman Islands)		6,656	401,690
Mannatech, Inc.	*	2,631	5,394
Medifast, Inc.	*†	3,127	84,835
NBTY, Inc.	*	8,679	477,171
Nu Skin Enterprises, Inc., Class A		8,394	241,747
Prestige Brands Holdings, Inc.	*†	19,094	188,840
Reliv International, Inc.		3,018	6,489
USANA Health Sciences, Inc.	*	2,706	109,214
			2,031,878

Pharmaceuticals—1.1%
Adolor Corp.	*	8,628	9,318
Alexza Pharmaceuticals, Inc.	*†	17,706	56,128
Auxilium Pharmaceuticals, Inc.	*†	5,136	127,270
AVANIR Pharmaceuticals, Inc., Class A	*†	9,525	30,385
BioMimetic Therapeutics, Inc.	*†	2,563	29,218
Cadence Pharmaceuticals, Inc.	*†	3,700	30,895
Columbia Laboratories, Inc.	*	5,940	6,475
CPEX Pharmaceuticals, Inc.	*	201	4,629
Cypress Bioscience, Inc.	*	4,031	15,519
Depomed, Inc.	*	7,330	32,838
Durect Corp.	*	7,330	18,618
Emisphere Technologies, Inc.	*†	3,412	3,924
Endo Pharmaceuticals Holdings, Inc.	*	17,116	568,936
Harbor BioSciences, Inc.	*	16,879	3,241
Heska Corp.	*	4,463	2,008
Hi-Tech Pharmacal Co., Inc.	*†	2,404	48,657
Impax Laboratories, Inc.	*	5,547	109,831
Inspire Pharmaceuticals, Inc.	*†	4,570	27,191
KV Pharmaceutical Co., Class A	*†	3,009	7,041
Matrixx Initiatives, Inc.	*†	1,810	9,231
Medicines Co. (The)	*	5,261	74,706
Medicis Pharmaceutical Corp., Class A		7,704	228,424
Nektar Therapeutics	*†	8,780	129,681
Obagi Medical Products, Inc.	*†	2,119	22,250
Optimer Pharmaceuticals, Inc.	*†	4,269	39,147
Pain Therapeutics, Inc.	*	10,298	63,642
Par Pharmaceutical Cos., Inc.	*†	4,295	124,899
Perrigo Co.	†	11,724	752,915
Pozen, Inc.	*	1,922	13,608
Questcor Pharmaceuticals, Inc.	*	18,321	181,744
Salix Pharmaceuticals Ltd.	*†	6,531	259,411
Santarus, Inc.	*	7,750	23,327
SuperGen, Inc.	*	3,719	7,773
Valeant Pharmaceuticals International, Inc. (Canada)	†δ	—	$—
Viropharma, Inc.	*†	7,658	114,181
Vivus, Inc.	*†	23,293	155,830
XenoPort, Inc.	*	3,786	26,918
			3,359,809

Professional Services—1.1%
Acacia Research - Acacia Technologies	*†	5,547	97,627
Administaff, Inc.		2,357	63,474
Advisory Board Co. (The)	*	1,300	57,395
Barrett Business Services, Inc.		3,976	60,396
CBIZ, Inc.	*†	25,809	153,047
CDI Corp.	†	2,129	27,507
Corporate Executive Board Co. (The)		4,101	129,428
CoStar Group, Inc.	*†	1,557	75,842
CRA International, Inc.	*	1,427	25,757
Exponent, Inc.	*†	1,790	60,126
FTI Consulting, Inc.	*†	7,274	252,335
Heidrick & Struggles International, Inc.		2,178	42,427
Hudson Highland Group, Inc.	*†	10,844	37,303
Huron Consulting Group, Inc.	*	2,888	63,507
ICF International, Inc.	*	8,590	215,351
IHS, Inc., Class A	*†	4,830	328,440
Kelly Services, Inc., Class A	*	2,431	28,516
Kforce, Inc.	*	3,398	46,621
Korn/Ferry International	*†	5,840	96,594
LECG Corp.	*†	2,344	2,578
Manpower, Inc.		8,675	452,835
Navigant Consulting, Inc.	*	7,088	82,433
Odyssey Marine Exploration, Inc.	*†	8,263	15,204
On Assignment, Inc.	*	3,093	16,238
RCM Technologies, Inc.	*	13,065	65,848
Resources Connection, Inc.		3,825	52,632
School Specialty, Inc.	*	1,184	15,404
SFN Group, Inc.	*	6,986	41,986
Towers Watson & Co., Class A	†	9,179	451,423
TrueBlue, Inc.	*†	4,946	67,513
Verisk Analytics, Inc., Class A	*	10,608	297,130
Volt Information Sciences, Inc.	*	1,251	9,007
			3,431,924

Real Estate Investment Trusts (REITs)—7.9%
Acadia Realty Trust REIT		9,256	175,864
Agree Realty Corp. REIT		2,037	51,434
Alexander’s, Inc. REIT	†	319	100,734
Alexandria Real Estate Equities, Inc. REIT	†	5,484	383,880
AMB Property Corp. REIT		19,377	512,909
American Campus Communities, Inc. REIT		9,050	275,482
American Capital Agency Corp. REIT		1,638	43,522
Annaly Capital Management, Inc. REIT	†	78,523	1,382,005
Anworth Mortgage Asset Corp. REIT		22,080	157,430
Arbor Realty Trust, Inc. REIT	*†	5,065	25,528
Ashford Hospitality Trust, Inc. REIT	*	18,529	167,687
Associated Estates Realty Corp. REIT	†	15,250	213,195
BioMed Realty Trust, Inc. REIT	†	11,550	206,976
Brandywine Realty Trust REIT		15,167	185,796

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BRE Properties, Inc. REIT		7,517	$311,955
BRT Realty Trust REIT	*	9,712	62,060
Camden Property Trust REIT	†	7,975	382,561
Capital Trust, Inc., Class A REIT	*†	4,198	6,801
CapLease, Inc. REIT	†	23,985	134,076
Capstead Mortgage Corp. REIT	†	21,675	235,607
CBL & Associates Properties, Inc. REIT	†	28,175	367,965
Cedar Shopping Centers, Inc. REIT	†	4,496	27,336
Chimera Investment Corp. REIT		81,533	322,055
Cogdell Spencer, Inc. REIT	†	24,734	156,319
Cohen & Co., Inc. REIT		4,976	22,093
Colonial Properties Trust REIT	†	11,263	182,348
CommonWealth REIT REIT		5,731	146,714
Corporate Office Properties Trust REIT		10,605	395,673
Cousins Properties, Inc. REIT		21,432	153,024
Cypress Sharpridge Investments, Inc. REIT		14,582	194,670
DCT Industrial Trust, Inc. REIT	†	18,769	89,904
Developers Diversified Realty Corp. REIT		21,387	239,962
DiamondRock Hospitality Co. REIT	*†	17,985	170,678
Digital Realty Trust, Inc. REIT	†	10,619	655,192
Douglas Emmett, Inc. REIT	†	12,435	217,737
Duke Realty Corp. REIT		30,952	358,734
DuPont Fabros Technology, Inc. REIT	†	7,468	187,820
EastGroup Properties, Inc. REIT	†	3,848	143,838
Education Realty Trust, Inc. REIT	†	17,410	124,481
Entertainment Properties Trust REIT	†	5,830	251,739
Equity Lifestyle Properties, Inc. REIT	†	4,791	261,014
Equity One, Inc. REIT	†	12,947	218,545
Essex Property Trust, Inc. REIT	†	3,244	355,023
Extra Space Storage, Inc. REIT		15,154	243,070
Federal Realty Investment Trust REIT		8,108	662,099
FelCor Lodging Trust, Inc. REIT	*†	15,669	72,077
First Industrial Realty Trust, Inc. REIT	*†	7,659	38,831
First Potomac Realty Trust REIT	†	4,965	74,475
Franklin Street Properties Corp. REIT	†	10,193	126,597
General Growth Properties, Inc. REIT		39,332	613,579
Getty Realty Corp. REIT		1,935	51,916
Glimcher Realty Trust REIT		13,195	81,149
Government Properties Income Trust REIT	†	9,264	247,349
Gramercy Capital Corp. REIT	*	3,048	4,237
Hatteras Financial Corp. REIT		6,767	192,656
Healthcare Realty Trust, Inc. REIT		12,953	302,971
Hersha Hospitality Trust REIT		35,520	183,994
Highwoods Properties, Inc. REIT	†	7,925	257,325
Home Properties, Inc. REIT	†	3,441	$182,029
Hospitality Properties Trust REIT		15,979	356,811
Inland Real Estate Corp. REIT		17,638	146,572
Invesco Mortgage Capital, Inc. REIT		10,421	224,260
Investors Real Estate Trust REIT	†	8,064	67,576
iStar Financial, Inc. REIT	*†	8,506	26,028
Kilroy Realty Corp. REIT	†	3,793	125,700
Kite Realty Group Trust REIT		13,680	60,739
LaSalle Hotel Properties REIT		9,298	217,480
Lexington Realty Trust REIT	†	15,470	110,765
Liberty Property Trust REIT	†	12,779	407,650
LTC Properties, Inc. REIT	†	3,135	80,005
Macerich Co. (The) REIT	†	17,749	762,320
Mack-Cali Realty Corp. REIT		12,729	416,366
Medical Properties Trust, Inc. REIT	†	14,235	144,343
MFA Financial, Inc. REIT		24,174	184,448
Mid-America Apartment Communities, Inc. REIT	†	4,388	255,733
Mission West Properties, Inc. REIT		7,471	50,653
Monmouth Real Estate Investment Corp., Class A REIT		9,567	74,814
MPG Office Trust, Inc. REIT	*	10,479	26,198
National Health Investors, Inc. REIT		2,715	119,623
National Retail Properties, Inc. REIT	†	8,389	210,648
Nationwide Health Properties, Inc. REIT		15,119	584,652
Newcastle Investment Corp. REIT	*	13,023	40,371
NorthStar Realty Finance Corp. REIT	†	16,048	60,020
Omega Healthcare Investors, Inc. REIT	†	16,546	371,458
Parkway Properties, Inc. REIT	†	3,135	46,398
Pennsylvania Real Estate Investment Trust REIT	†	2,750	32,615
PMC Commercial Trust REIT		2,035	17,704
Post Properties, Inc. REIT	†	8,556	238,884
Potlatch Corp. REIT		5,163	175,542
PS Business Parks, Inc. REIT		2,662	150,589
RAIT Financial Trust REIT	*	5,932	9,788
Ramco-Gershenson Properties Trust REIT		1,412	15,123
Rayonier, Inc. REIT	†	11,987	600,788
Realty Income Corp. REIT	†	13,377	451,072
Redwood Trust, Inc. REIT		16,275	235,337
Regency Centers Corp. REIT	†	9,136	360,598
Resource Capital Corp. REIT		10,043	63,773
Saul Centers, Inc. REIT		1,310	54,954
Senior Housing Properties Trust REIT	†	14,066	330,551
SL Green Realty Corp. REIT	†	10,004	633,553
Sovran Self Storage, Inc. REIT	†	4,324	163,880
Starwood Property Trust, Inc. REIT		14,111	280,386
Strategic Hotels & Resorts, Inc. REIT	*	16,048	68,044
Sun Communities, Inc. REIT		3,803	116,752
Sunstone Hotel Investors, Inc. REIT	*†	14,263	129,365
Tanger Factory Outlet Centers, Inc. REIT	†	8,076	380,703
Taubman Centers, Inc. REIT	†	4,982	222,247

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
UDR, Inc. REIT		24,072	$508,401
Universal Health Realty Income Trust REIT		2,198	75,633
Urstadt Biddle Properties, Inc., Class A REIT	†	9,180	165,974
U-Store-It Trust REIT		21,705	181,237
Walter Investment Management Corp. REIT		3,686	64,468
Washington Real Estate Investment Trust REIT	†	7,906	250,857
Weingarten Realty Investors REIT	†	12,310	268,604
Winthrop Realty Trust REIT	†	2,133	26,364
			25,038,137

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	31,763
Brookfield Properties Corp.		45,627	708,131
Consolidated-Tomoka Land Co.	†	530	15,110
Forest City Enterprises, Inc., Class A	*†	30,101	386,196
Forestar Group, Inc.	*	5,068	86,409
Grubb & Ellis Co.	*†	2,553	3,064
Jones Lang LaSalle, Inc.		3,477	299,961
St. Joe Co. (The)	*†	7,919	196,945
Tejon Ranch Co.	*	2,983	64,642
Thomas Properties Group, Inc.	*†	2,396	8,554
			1,800,775

Road & Rail—1.0%
Amerco, Inc.	*†	547	43,476
Arkansas Best Corp.		2,819	68,304
Avis Budget Group, Inc.	*	12,388	144,320
Celadon Group, Inc.	*	8,104	111,916
Con-way, Inc.		5,482	169,887
Dollar Thrifty Automotive Group, Inc.	*	6,021	301,893
Genesee & Wyoming, Inc., Class A	*†	5,284	229,273
Heartland Express, Inc.	†	7,963	118,410
Hertz Global Holdings, Inc.	*†	27,382	289,975
J.B. Hunt Transport Services, Inc.	†	16,091	558,358
Kansas City Southern	*	9,908	370,658
Knight Transportation, Inc.	†	9,350	180,736
Landstar System, Inc.		4,879	188,427
Old Dominion Freight Line, Inc.	*†	7,196	182,922
PAM Transportation Services, Inc.	*	1,139	14,329
Quality Distribution, Inc.	*	4,385	27,932
Saia, Inc.	*†	1,522	22,723
Werner Enterprises, Inc.	†	9,244	189,410
YRC Worldwide, Inc.	*†	130,731	32,683
			3,245,632

Semiconductors & Semiconductor Equipment—3.5%
Actel Corp.	*	4,134	65,937
Advanced Analogic Technologies, Inc.	*	5,860	20,569
Advanced Energy Industries, Inc.	*	4,472	58,404
Aetrium, Inc.	*	614	1,658
Amkor Technology, Inc.	*†	19,660	129,166
Anadigics, Inc.	*	4,986	30,365
Applied Micro Circuits Corp.	*†	11,626	$116,260
Atheros Communications, Inc.	*	7,675	202,236
Atmel Corp.	*	74,102	589,852
ATMI, Inc.	*†	3,386	50,316
Axcelis Technologies, Inc.	*†	15,338	29,602
AXT, Inc.	*	4,552	30,134
Brooks Automation, Inc.	*†	4,415	29,625
Cabot Microelectronics Corp.	*†	2,070	66,613
Cavium Networks, Inc.	*†	10,250	294,790
Ceva, Inc.	*	3,092	44,216
Cirrus Logic, Inc.	*†	16,414	292,826
Cohu, Inc.		1,889	23,783
Conexant Systems, Inc.	*†	8,169	13,397
Cree, Inc.	*†	12,080	655,823
Cymer, Inc.	*†	2,731	101,266
Cypress Semiconductor Corp.	*	18,602	234,013
Diodes, Inc.	*	3,326	56,841
DSP Group, Inc.	*	4,251	29,757
Energy Conversion Devices, Inc.	*†	11,532	57,891
Entegris, Inc.	*†	22,462	104,898
Evergreen Solar, Inc.	*†	11,911	8,743
Exar Corp.	*	3,475	20,815
Fairchild Semiconductor International, Inc.	*†	9,371	88,087
FEI Co.	*	2,918	57,105
Formfactor, Inc.	*†	6,215	53,449
FSI International, Inc.	*	4,280	11,385
GT Solar International, Inc.	*†	16,226	135,812
Hittite Microwave Corp.	*†	4,799	228,672
Integrated Device Technology, Inc.	*	35,990	210,542
Integrated Silicon Solution, Inc.	*	2,930	25,227
International Rectifier Corp.	*	4,883	102,982
Intersil Corp., Class A		21,983	256,981
IXYS Corp.	*	3,270	31,229
Kopin Corp.	*	5,031	17,860
Kulicke & Soffa Industries, Inc.	*†	4,089	25,311
Lam Research Corp.	*	15,459	646,959
Lattice Semiconductor Corp.	*†	16,642	79,050
LTX-Credence Corp.	*†	14,256	29,795
Marvell Technology Group Ltd. (Bermuda)	*	66,728	1,168,407
Mattson Technology, Inc.	*†	4,081	11,223
Maxim Integrated Products, Inc.		30,767	569,497
Micrel, Inc.		3,731	36,788
Microsemi Corp.	*	10,450	179,218
Mindspeed Technologies, Inc.	*†	9,324	72,447
MIPS Technologies, Inc.	*	5,359	52,143
MKS Instruments, Inc.	*†	3,260	58,615
Monolithic Power Systems, Inc.	*†	2,258	36,873
MoSys, Inc.	*†	3,592	17,529
Netlogic Microsystems, Inc.	*	9,638	265,816
NVE Corp.	*	771	33,176
Omnivision Technologies, Inc.	*†	5,691	131,121
ON Semiconductor Corp.	*	40,597	292,704
PDF Solutions, Inc.	*	9,022	33,381
Pericom Semiconductor Corp.	*†	2,254	19,587
Photronics, Inc.	*	1,989	10,522
PLX Technology, Inc.	*	2,950	10,679
PMC - Sierra, Inc.	*	31,143	229,213
Power Integrations, Inc.		4,153	132,024
QuickLogic Corp.	*†	14,701	75,416
Rambus, Inc.	*	9,556	199,147
Ramtron International Corp.	*	1,920	7,104
RF Micro Devices, Inc.	*	18,530	113,774
Rudolph Technologies, Inc.	*	2,516	20,908
Semtech Corp.	*†	4,634	93,560

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sigma Designs, Inc.	*	5,116	$58,783
Silicon Image, Inc.	*	6,882	32,896
Silicon Laboratories, Inc.	*†	6,586	241,377
Skyworks Solutions, Inc.	*	23,585	487,738
Spire Corp.	*†	1,921	8,452
Standard Microsystems Corp.	*†	2,548	58,120
SunPower Corp., Class A	*†	6,513	93,787
SunPower Corp., Class B	*	2,746	38,060
Supertex, Inc.	*†	815	18,028
Tech/Ops Sevcon, Inc.	*	720	3,636
Tegal Corp.	*	312	137
Tessera Technologies, Inc.	*	4,876	90,206
Transwitch Corp.	*	429	1,145
Trident Microsystems, Inc.	*	5,092	8,707
TriQuint Semiconductor, Inc.	*†	33,674	323,270
Ultra Clean Holdings, Inc.	*†	5,255	45,298
Ultratech, Inc.	*	2,462	42,100
Varian Semiconductor Equipment Associates, Inc.	*	6,209	178,695
Veeco Instruments, Inc.	*†	4,057	141,468
Volterra Semiconductor Corp.	*	2,894	62,279
Zoran Corp.	*†	5,136	39,239
			11,204,535

Software—3.7%
ACI Worldwide, Inc.	*	3,078	68,916
Activision Blizzard, Inc.		87,813	950,137
Actuate Corp.	*	6,674	34,371
Advent Software, Inc.	*	1,819	94,934
American Software, Inc., Class A		7,072	41,725
ANSYS, Inc.	*	9,676	408,811
ArcSight, Inc.	*	2,215	96,485
Ariba, Inc.	*†	9,992	188,849
Authentidate Holding Corp.	*	41,599	26,207
Blackbaud, Inc.	†	6,583	158,255
Blackboard, Inc.	*†	5,585	201,283
Bottomline Technologies, Inc.	*	7,278	111,790
Cadence Design Systems, Inc.	*	44,833	342,076
Callidus Software, Inc.	*†	14,237	60,792
CommVault Systems, Inc.	*	8,784	228,648
Concur Technologies, Inc.	*	4,210	208,142
Datawatch Corp.	*	3,500	10,150
Ebix, Inc.	*†	3,924	92,018
Epicor Software Corp.	*	5,701	49,599
EPIQ Systems, Inc.		7,191	88,162
ePresence, Inc.	*‡δ	1,173	—
Evolving Systems, Inc.		1,123	8,445
Factset Research Systems, Inc.	†	4,857	394,048
Fair Isaac Corp.	†	7,302	180,067
FalconStor Software, Inc.	*	4,054	12,405
Informatica Corp.	*†	13,311	511,276
Interactive Intelligence, Inc.	*	1,644	28,934
Jack Henry & Associates, Inc.		8,674	221,187
JDA Software Group, Inc.	*	5,444	138,060
Kenexa Corp.	*	2,904	50,878
Lawson Software, Inc.	*	14,326	121,341
Magma Design Automation, Inc.	*	11,855	43,863
Manhattan Associates, Inc.	*	2,125	62,369
Mentor Graphics Corp.	*	16,213	171,371
MICROS Systems, Inc.	*	8,507	360,101
MicroStrategy, Inc., Class A	*†	791	68,509
Netscout Systems, Inc.	*	3,784	77,610
Nuance Communications, Inc.	*†	39,793	622,363
Parametric Technology Corp.	*	16,045	313,519
Pegasystems, Inc.	†	2,142	$66,509
Phoenix Technologies Ltd.	*†	2,710	10,569
Progress Software Corp.	*†	3,213	106,350
PROS Holdings, Inc.	*	1,506	13,976
QAD, Inc.	*	1,363	5,670
Quest Software, Inc.	*	10,437	256,646
Radiant Systems, Inc.	*	2,709	46,324
Renaissance Learning, Inc.	†	1,354	13,797
Rovi Corp.	*	13,096	660,169
S1 Corp.	*	5,886	30,666
Scientific Learning Corp.	*	3,146	14,755
Smith Micro Software, Inc.	*†	2,612	25,963
SolarWinds, Inc.	*†	7,515	129,709
Solera Holdings, Inc.		11,261	497,286
Sonic Foundry, Inc.	*†	1,155	11,712
Sonic Solutions, Inc.	*†	3,804	43,290
SuccessFactors, Inc.	*†	11,609	291,502
Synchronoss Technologies, Inc.	*†	7,515	133,842
Synopsys, Inc.	*	23,784	589,130
Take-Two Interactive Software, Inc.	*†	11,372	115,312
Taleo Corp., Class A	*†	6,912	200,379
TeleCommunication Systems, Inc., Class A	*†	6,400	25,024
THQ, Inc.	*	8,914	35,834
TIBCO Software, Inc.	*	31,100	551,714
TiVo, Inc.	*†	12,393	112,281
Tyler Technologies, Inc.	*†	3,715	74,894
Ultimate Software Group, Inc.	*†	1,966	75,966
VASCO Data Security International, Inc.	*	4,225	27,462
Versant Corp.	*	1,264	14,612
VMware, Inc., Class A	*	8,975	762,337
Wayside Technology Group, Inc.		1,787	18,049
Websense, Inc.	*†	3,500	62,090
			11,871,515

Specialty Retail—2.7%
A.C. Moore Arts & Crafts, Inc.	*	1,967	4,445
Aaron’s, Inc.	†	11,220	207,009
Advance Auto Parts, Inc.		9,949	583,807
Aeropostale, Inc.	*	9,000	209,250
American Eagle Outfitters, Inc.		24,889	372,339
America’s Car-Mart, Inc.	*†	1,569	39,507
AnnTaylor Stores Corp.	*†	8,772	177,545
Asbury Automotive Group, Inc.	*	2,974	41,844
Barnes & Noble, Inc.	†	3,301	53,509
Bebe Stores, Inc.	†	5,945	42,863
Big 5 Sporting Goods Corp.	†	2,416	32,423
Borders Group, Inc.	*	3,582	4,263
Brown Shoe Co., Inc.	†	3,758	43,104
Buckle, Inc. (The)	†	2,041	54,168
Build-A-Bear Workshop, Inc.	*	5,570	33,699
Cabela’s, Inc.	*†	7,877	149,505
Cache, Inc.	*	2,130	10,863
Casual Male Retail Group, Inc.	*	2,471	10,082
Cato Corp. (The), Class A		2,994	80,119
Charming Shoppes, Inc.	*†	14,608	51,420
Chico’s FAS, Inc.		18,871	198,523
Children’s Place Retail Stores, Inc. (The)	*	2,900	141,433
Christopher & Banks Corp.	†	6,972	55,149
Citi Trends, Inc.	*†	2,260	54,715
Coldwater Creek, Inc.	*†	25,121	132,388
Collective Brands, Inc.	*†	7,206	116,305
Cost Plus, Inc.	*†	2,725	11,309
Destination Maternity Corp.	*	684	22,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dick’s Sporting Goods, Inc.	*†	7,504	$210,412
Dress Barn, Inc. (The)	*†	8,170	194,038
DSW, Inc., Class A	*†	7,063	202,708
Finish Line, Inc. (The), Class A	†	3,667	51,008
Foot Locker, Inc.		14,098	204,844
Genesco, Inc.	*	2,452	73,266
Group 1 Automotive, Inc.	*†	1,745	52,141
Guess?, Inc.		9,563	388,545
Gymboree Corp.	*†	3,254	135,171
Haverty Furniture Cos., Inc.		2,301	25,104
Hibbett Sports, Inc.	*†	2,997	74,775
Hot Topic, Inc.		13,727	82,225
J. Crew Group, Inc.	*†	4,149	139,489
Jo-Ann Stores, Inc.	*†	3,191	142,159
JOS A. Bank Clothiers, Inc.	*	3,191	135,969
Kirkland’s, Inc.	*†	2,193	30,395
Lithia Motors, Inc., Class A	†	2,689	25,788
Lumber Liquidators Holdings, Inc.	*†	5,681	139,582
MarineMax, Inc.	*	3,026	21,303
Men’s Wearhouse, Inc. (The)		3,813	90,711
Midas, Inc.	*	5,745	43,719
Monro Muffler Brake, Inc.	†	3,970	183,057
OfficeMax, Inc.	*†	6,199	81,145
Pacific Sunwear of California, Inc.	*	13,939	72,901
Penske Automotive Group, Inc.	*	7,863	103,792
Pep Boys-Manny, Moe & Jack (The)	†	12,678	134,133
PetSmart, Inc.		17,654	617,890
Pier 1 Imports, Inc.	*†	13,527	110,786
Rent-A-Center, Inc.	†	9,372	209,745
Sally Beauty Holdings, Inc.	*†	17,120	191,744
Select Comfort Corp.	*†	8,082	54,796
Shoe Carnival, Inc.	*†	1,098	22,202
Signet Jewelers Ltd. (Bermuda)	*	11,142	353,647
Sonic Automotive, Inc., Class A	*	4,249	41,768
Stage Stores, Inc.		3,672	47,736
Stein Mart, Inc.	*†	3,731	32,945
Systemax, Inc.	†	1,358	16,676
Talbots, Inc.	*†	8,133	106,542
Tractor Supply Co.		6,730	266,912
Trans World Entertainment Corp.	*	1,932	3,284
Ulta Salon Cosmetics & Fragrance, Inc.	*	1,225	35,770
West Marine, Inc.	*	6,841	69,505
Wet Seal, Inc. (The), Class A	*	36,318	123,118
Williams-Sonoma, Inc.		9,794	310,470
Zale Corp.	*†	2,902	6,094
			8,594,113

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.	*	6,915	182,072
Charles & Colvard Ltd.	*†	693	1,532
Cherokee, Inc.	†	2,054	37,465
Columbia Sportswear Co.	†	1,447	84,563
CROCS, Inc.	*†	20,724	269,619
Culp, Inc.	*†	888	8,702
Deckers Outdoor Corp.	*†	5,223	260,941
Forward Industries, Inc.	*†	3,751	13,991
Fossil, Inc.	*	5,866	315,532
Hallwood Group, Inc.	*	100	3,444
Hanesbrands, Inc.	*	14,321	370,341
Iconix Brand Group, Inc.	*†	7,941	138,967
Jones Apparel Group, Inc.	†	7,936	155,863
Kenneth Cole Productions, Inc., Class A	*	4,620	$77,015
K-Swiss, Inc., Class A	*	2,909	37,090
Liz Claiborne, Inc.	*†	7,285	44,293
Movado Group, Inc.	*	1,527	16,614
Oxford Industries, Inc.		3,052	72,577
Phillips-Van Heusen Corp.		7,320	440,371
Quiksilver, Inc.	*	7,789	30,455
Skechers U.S.A., Inc., Class A	*†	5,345	125,554
Steven Madden Ltd.	*	2,292	94,110
Timberland Co. (The), Class A	*	4,569	90,512
True Religion Apparel, Inc.	*†	2,947	62,889
Under Armour, Inc., Class A	*†	3,385	152,460
Unifi, Inc.	*	9,669	43,607
Warnaco Group, Inc. (The)	*	4,690	239,800
Wolverine World Wide, Inc.		7,892	228,947
			3,599,326

Thrifts & Mortgage Finance—1.2%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	3,675
Astoria Financial Corp.		12,205	166,354
Bank Mutual Corp.		5,557	28,841
BankAtlantic Bancorp, Inc., Class A	*†	33,814	27,051
Beneficial Mutual Bancorp, Inc.	*†	4,733	42,455
Brookline Bancorp, Inc.	†	8,732	87,145
Capitol Federal Financial	†	2,421	59,799
CFS Bancorp, Inc.		2,085	9,591
Dime Community Bancshares, Inc.	†	3,549	49,154
Doral Financial Corp. (Puerto Rico)	*	3,585	5,951
ESSA Bancorp, Inc.	†	5,953	70,484
Federal Agricultural Mortgage Corp., Class C	†	4,576	49,512
Federal Home Loan Mortgage Corp.	*	43,895	12,993
Federal National Mortgage Association	*†	66,437	18,177
First Financial Holdings, Inc.	†	3,864	43,045
First Financial Northwest, Inc.	†	3,255	12,694
First Niagara Financial Group, Inc.		37,813	440,521
First Place Financial Corp.	*	4,299	16,250
Flagstar Bancorp, Inc.	*†	902	1,642
Flushing Financial Corp.	†	2,981	34,460
Kearny Financial Corp.		3,008	26,561
MGIC Investment Corp.	*†	9,027	83,319
NASB Financial, Inc.		529	8,755
New York Community Bancorp, Inc.		56,646	920,498
NewAlliance Bancshares, Inc.		22,307	281,514
Northwest Bancshares, Inc.		7,433	83,175
OceanFirst Financial Corp.	†	2,108	25,865
Ocwen Financial Corp.	*†	15,790	160,111
Oritani Financial Corp.		3,164	31,577
Parkvale Financial Corp.		1,077	6,914
PMI Group, Inc. (The)	*	24,097	88,436
Provident Financial Services, Inc.	†	12,603	155,773
Provident New York Bancorp		5,681	47,664
Radian Group, Inc.		21,352	166,973
Riverview Bancorp, Inc.	*	2,602	5,230
TFS Financial Corp.		9,048	83,151
TierOne Corp.	*	1,971	16
Tree.com, Inc.	*	5,006	32,789
Triad Guaranty, Inc.	*	5,663	1,133

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Trustco Bank Corp.		7,080	$39,365
United Financial Bancorp, Inc.		5,398	72,927
United Western Bancorp, Inc.	*	974	399
Washington Federal, Inc.		19,005	290,016
Westfield Financial, Inc.	†	8,596	67,049
WSFS Financial Corp.	†	1,929	72,357
			3,931,361

Tobacco—0.1%
Alliance One International, Inc.	*†	16,867	69,998
Universal Corp.		1,971	79,017
Vector Group Ltd.	†	5,544	103,673
			252,688

Trading Companies & Distributors—0.4%
Aceto Corp.		3,385	22,984
Aircastle Ltd.		5,287	44,834
Applied Industrial Technologies, Inc.		2,868	87,761
Beacon Roofing Supply, Inc.	*†	5,329	77,643
GATX Corp.	†	6,215	182,224
H&E Equipment Services, Inc.	*†	1,490	11,875
Houston Wire & Cable Co.	†	5,166	51,815
Interline Brands, Inc.	*†	4,165	75,136
Kaman Corp.		2,736	71,710
MSC Industrial Direct Co., Class A		3,645	196,976
Rush Enterprises, Inc., Class A	*†	3,059	46,925
United Rentals, Inc.	*	8,627	128,025
Watsco, Inc.	†	3,069	170,882
WESCO International, Inc.	*†	5,009	196,804
Willis Lease Finance Corp.	*	1,234	12,476
			1,378,070

Water Utilities—0.5%
American States Water Co.	†	3,697	132,279
American Water Works Co., Inc.		22,255	517,874
Aqua America, Inc.	†	23,717	483,827
California Water Service Group	†	2,718	100,430
Connecticut Water Service, Inc.	†	3,803	91,082
Middlesex Water Co.	†	2,861	48,179
SJW Corp.		5,096	125,514
			1,499,185

Wireless Telecommunication Services—1.5%
Clearwire Corp., Class A	*†	23,621	191,094
Crown Castle International Corp.	*	43,379	1,915,183
FiberTower Corp.	*†	657	2,786
Leap Wireless International, Inc.	*	15,431	190,573
NII Holdings, Inc.	*	23,249	955,534
NTELOS Holdings Corp.	†	3,103	52,503
SBA Communications Corp., Class A	*	17,956	723,627
Shenandoah Telecommunications Co.	†	2,133	38,756
Syniverse Holdings, Inc.	*	8,935	202,556
Telephone & Data Systems, Inc.		8,158	267,582
United States Cellular Corp.	*	1,375	63,209
USA Mobility, Inc.		2,924	$46,872
			4,650,275

TOTAL COMMON STOCKS
(Cost $285,206,411)			312,341,260

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—0.0%

Biotechnology—0.0%
MediciNova, Inc.
0.000%	06/18/2011	#‡δ
(Cost $—)			$53	—

U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.130%	12/23/2010	‡‡
(Cost $494,853)			495,000	494,855

		Shares	Value

RIGHTS—0.0%

Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	4,683	—

Commercial Banks—0.0%
Pacific Capital Bancorp	*‡	85,059	52,737

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,744	61

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,807	—

TOTAL RIGHTS
(Cost $102,450)			52,798

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡δ
(Cost $—)		200	—

CASH EQUIVALENTS—27.5%

Institutional Money Market Funds—27.5%
Dreyfus Institutional Cash Advantage Fund	††	16,200,000	16,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		5,188,458	5,188,458
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	1,394,804	1,394,804
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	16,200,000	16,200,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
CASH EQUIVALENTS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio	††	16,200,000	$16,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	16,200,000	16,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	16,200,000	16,200,000

TOTAL CASH EQUIVALENTS
(Cost $87,583,262)			87,583,262

TOTAL INVESTMENTS—125.7%
(Cost $373,386,976)			400,472,175
Other assets less liabilities—(25.7%)			(81,830,276)

NET ASSETS—100.0%			$318,641,899

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
δ	Security has no market value at September 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—97.1%

Australia—8.4%
AGL Energy Ltd.		8,054	$125,865
Alumina Ltd.		43,731	76,808
Amcor Ltd.		22,424	141,333
AMP Ltd.		37,451	185,018
Aristocrat Leisure Ltd.		6,119	20,917
Asciano Group	*	54,418	86,755
ASX Ltd.		3,174	100,106
Australia & New Zealand Banking Group Ltd.		45,765	1,048,086
AXA Asia Pacific Holdings Ltd.		19,091	94,838
Bendigo and Adelaide Bank Ltd.		6,445	56,988
BHP Billiton Ltd.		60,315	2,299,056
Billabong International Ltd.		3,672	28,366
BlueScope Steel Ltd.		31,699	67,685
Boral Ltd.		13,708	61,169
Brambles Ltd.		24,837	150,862
Caltex Australia Ltd.	†	2,904	33,804
CFS Retail Property Trust REIT		29,651	54,405
Coca-Cola Amatil Ltd.		10,055	116,611
Cochlear Ltd.		961	65,284
Commonwealth Bank of Australia		27,701	1,371,013
Computershare Ltd.		7,579	71,610
Crown Ltd.		8,054	65,360
CSL Ltd.		10,289	329,149
CSR Ltd.		27,765	48,319
Dexus Property Group REIT		86,134	71,255
Energy Resources of Australia Ltd.		973	12,523
Fairfax Media Ltd.	†	34,271	48,706
Fortescue Metals Group Ltd.	*	21,130	106,640
Foster’s Group Ltd.		35,169	208,080
Goodman Fielder Ltd.		21,372	27,057
Goodman Group REIT		109,500	68,417
GPT Group REIT		31,828	90,659
Harvey Norman Holdings Ltd.		10,998	40,203
Incitec Pivot Ltd.		27,185	94,631
Insurance Australia Group Ltd.		38,050	133,960
Intoll Group		40,325	58,324
Leighton Holdings Ltd.		2,521	80,681
Lend Lease Group		9,706	71,513
MacArthur Coal Ltd.		2,124	24,028
Macquarie Group Ltd.		6,105	214,215
MAp Group		13,260	37,495
Metcash Ltd.		14,473	61,194
Mirvac Group REIT		58,020	74,588
National Australia Bank Ltd.		38,306	938,618
Newcrest Mining Ltd.		13,240	506,721
OneSteel Ltd.		24,172	68,635
Orica Ltd.		6,618	165,110
Origin Energy Ltd.		15,432	236,890
OZ Minerals Ltd.		53,704	75,441
Paladin Energy Ltd.	*	12,048	41,919
Qantas Airways Ltd.	*	18,484	49,873
QBE Insurance Group Ltd.		18,632	311,165
Rio Tinto Ltd.		7,893	586,554
Santos Ltd.		14,905	184,718
Sims Metal Management Ltd.		2,945	50,220
Sonic Healthcare Ltd.		6,206	65,995
SP AusNet		20,280	16,912
Stockland REIT		41,800	155,392
Suncorp-Metway Ltd.		22,516	196,155
Tabcorp Holdings Ltd.		11,019	74,713
Tatts Group Ltd.		20,637	47,776
Telstra Corp. Ltd.		77,637	196,924
Toll Holdings Ltd.		11,926	$76,149
Transurban Group		23,600	113,661
Wesfarmers Ltd.		18,210	579,574
Wesfarmers Ltd. (Price Protected Shares)		2,853	91,412
Westfield Group REIT		39,727	471,407
Westpac Banking Corp.		53,754	1,209,353
Woodside Petroleum Ltd.		9,870	418,677
Woolworths Ltd.		22,447	625,605
WorleyParsons Ltd.		3,580	77,196
			15,856,341

Austria—0.3%
Erste Group Bank AG		3,421	137,466
IMMOFINANZ AG	*	17,662	65,941
OMV AG		2,644	99,051
Raiffeisen International Bank Holding AG		930	43,440
Telekom Austria AG		6,206	93,571
Verbund AG, Class A		1,308	46,919
Vienna Insurance Group AG Wiener Versicherung Gruppe		618	33,281
Voestalpine AG		2,136	78,750
			598,419

Belgium—1.0%
Ageas		40,792	116,960
Anheuser-Busch InBev NV		13,055	768,538
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	20
Belgacom SA		2,808	109,638
Colruyt SA		256	67,724
Compagnie Nationale a Portefeuille		620	32,406
Delhaize Group SA		1,850	134,424
Dexia SA	*	10,356	45,631
Groupe Bruxelles Lambert SA		1,399	116,650
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV	*	2,865	128,596
Mobistar SA		586	35,892
Solvay SA		1,015	108,286
UCB SA		1,717	59,505
Umicore		1,995	86,309
			1,810,581

Bermuda—0.1%
Seadrill Ltd.		5,016	145,761

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	30,056
Yangzijiang Shipbuilding Holdings Ltd.		25,000	33,500
			63,556

Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		9,449	47,311

Denmark—1.0%
A.P. Moller-Maersk A/S, Class A		10	81,050
A.P. Moller-Maersk A/S, Class B		24	199,819
Carlsberg A/S, Class B		1,889	196,545
Coloplast A/S, Class B		394	47,049
Danske Bank A/S	*	8,024	192,627
DSV A/S		3,821	77,728
Novo Nordisk A/S, Class B		7,879	779,690
Novozymes A/S, Class B		839	106,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Tryg A/S		491	$29,485
Vestas Wind Systems A/S	*	3,587	135,162
William Demant Holding A/S	*	358	26,366
			1,872,069

Finland—1.1%
Elisa Oyj	*	2,334	53,661
Fortum Oyj		7,837	205,259
Kesko Oyj, Class B		1,238	58,218
Kone Oyj, Class B		2,839	146,896
Metso Oyj		2,339	107,390
Neste Oil Oyj		2,068	32,364
Nokia Oyj		67,770	680,815
Nokian Renkaat Oyj		1,862	64,089
Orion Oyj, Class B		1,592	31,847
Outokumpu Oyj		2,272	45,193
Pohjola Bank plc		2,462	30,019
Rautaruukki Oyj		1,584	32,775
Sampo Oyj, Class A		7,657	206,887
Sanoma Oyj		1,243	26,322
Stora Enso Oyj (Registered)		9,940	98,570
UPM-Kymmene Oyj		9,029	154,892
Wartsila Oyj	†	1,429	93,389
			2,068,586

France—9.4%
Accor SA		2,627	96,041
Aeroports de Paris		565	46,124
Air France-KLM	*	2,488	38,179
Air Liquide SA		5,103	624,126
Alcatel-Lucent	*	41,043	138,699
Alstom SA		3,624	184,897
Atos Origin SA	*	801	36,223
AXA SA		31,093	545,104
BioMerieux		244	25,307
BNP Paribas		17,124	1,222,162
Bouygues SA		4,061	174,962
Bureau Veritas SA		936	65,349
Cap Gemini SA		2,683	134,702
Carrefour SA		10,853	585,027
Casino Guichard Perrachon SA		967	88,607
Christian Dior SA		1,107	144,868
Cie de Saint-Gobain		6,898	308,245
Cie Generale de Geophysique-Veritas	*	2,451	53,767
Cie Generale des Etablissements Michelin, Class B		2,690	205,127
Cie Generale d’Optique Essilor International SA		3,730	256,855
CNP Assurances		2,704	50,219
Credit Agricole SA		16,657	260,931
Danone SA		10,535	631,392
Dassault Systemes SA		1,058	77,860
Edenred	*	2,627	52,036
EDF SA		4,532	195,630
Eiffage SA		649	30,881
Eramet		86	25,438
Eurazeo		447	30,040
Eutelsat Communications		1,875	71,635
Fonciere Des Regions REIT		417	44,533
France Telecom SA		33,536	725,329
GDF Suez		22,484	806,864
Gecina SA REIT		340	40,345
Groupe Eurotunnel SA		8,928	75,950
Hermes International		968	221,367
ICADE REIT		448	47,078
Iliad SA	†	312	32,512
Imerys SA		725	43,449
Ipsen SA		445	$14,768
JCDecaux SA	*	1,204	31,858
Klepierre REIT		1,610	62,108
Lafarge SA		3,523	201,662
Lagardere SCA		2,073	81,158
Legrand SA		2,288	77,418
L’Oreal SA		4,341	488,919
LVMH Moet Hennessy Louis Vuitton SA		4,440	652,140
Metropole Television SA		1,111	26,196
Natixis	*	15,994	91,656
Neopost SA		600	44,688
PagesJaunes Groupe		1,971	20,674
Pernod-Ricard SA		3,551	297,055
Peugeot SA	*	2,753	92,855
PPR		1,340	217,401
Publicis Groupe SA		2,192	104,197
Renault SA	*	3,340	172,146
Safran SA		2,985	83,896
Sanofi-Aventis SA		18,859	1,255,364
Schneider Electric SA		4,284	544,248
SCOR SE		3,095	74,047
Societe BIC SA		451	36,183
Societe Generale		11,382	658,140
Societe Television Francaise 1		2,108	32,874
Sodexo		1,672	108,705
Suez Environnement Co.		4,703	86,985
Technip SA		1,743	140,451
Thales SA		1,497	54,695
Total SA		37,985	1,962,717
Unibail-Rodamco SE (Paris Exchange) REIT		1,617	359,037
Vallourec SA		1,922	191,146
Veolia Environnement		6,165	162,448
Vinci SA		7,899	397,055
Vivendi SA		22,255	609,972
			17,872,722

Germany—7.1%
Adidas AG		3,706	229,374
Allianz SE (Registered)		8,202	926,639
BASF SE		16,591	1,046,183
Bayer AG		14,942	1,041,459
Bayerische Motoren Werke AG		6,016	421,988
Beiersdorf AG		1,762	107,825
Celesio AG		1,532	33,331
Commerzbank AG	*	12,321	102,077
Continental AG	*	835	64,870
Daimler AG (Registered)	*	16,299	1,031,502
Deutsche Bank AG (Registered)		11,226	614,567
Deutsche Boerse AG		3,551	236,953
Deutsche Lufthansa AG (Registered)	*	4,312	79,197
Deutsche Post AG (Registered)		15,403	279,298
Deutsche Postbank AG	*	1,429	48,584
Deutsche Telekom AG (Registered)		51,275	701,565
E.ON AG		32,534	959,474
Fraport AG Frankfurt Airport Services Worldwide		637	38,751
Fresenius Medical Care AG & Co. KGaA		3,484	215,167
Fresenius SE		494	39,503
GEA Group AG		3,093	77,283
Hannover Rueckversicherung AG (Registered)		1,141	52,489
HeidelbergCement AG		2,572	123,879
Henkel AG & Co. KGaA		2,276	102,973
Hochtief AG		816	70,652
Infineon Technologies AG	*	19,414	134,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
K+S AG		2,571	$153,802
Linde AG		3,063	398,413
MAN SE		1,879	204,557
Merck KGaA		1,191	100,012
Metro AG		2,266	147,452
Muenchener Rueckversicherungs AG (Registered)		3,405	471,531
Puma AG Rudolf Dassler Sport		91	29,980
RWE AG		7,580	511,917
Salzgitter AG		718	46,466
SAP AG		15,515	767,351
Siemens AG (Registered)		14,851	1,566,601
Suedzucker AG		1,160	25,926
ThyssenKrupp AG		6,088	198,490
TUI AG	*	2,403	29,333
United Internet AG (Registered)		2,186	35,332
Volkswagen AG		542	59,725
Wacker Chemie AG		270	49,786
			13,576,723

Greece—0.2%
Alpha Bank AE	*	9,721	60,356
Coca Cola Hellenic Bottling Co. SA		3,300	86,842
EFG Eurobank Ergasias SA	*	6,000	35,807
Hellenic Telecommunications Organization SA		4,058	29,080
National Bank of Greece SA	*	10,905	106,455
OPAP SA		4,010	63,245
Piraeus Bank SA	*	6,703	32,873
Public Power Corp. SA		2,009	31,226
			445,884

Guernsey, Channel Islands—0.0%
Resolution Ltd.		25,527	98,315

Hong Kong—2.5%
ASM Pacific Technology Ltd.		3,500	31,189
Bank of East Asia Ltd.		27,320	115,450
BOC Hong Kong Holdings Ltd.		68,000	215,325
Cathay Pacific Airways Ltd.		23,000	62,262
Cheung Kong Holdings Ltd.		25,000	378,043
Cheung Kong Infrastructure Holdings Ltd.		7,000	27,772
CLP Holdings Ltd.		34,000	271,060
Esprit Holdings Ltd.		21,108	114,326
Hang Lung Group Ltd.		14,000	91,287
Hang Lung Properties Ltd.		37,000	180,184
Hang Seng Bank Ltd.		13,500	198,256
Henderson Land Development Co. Ltd.		19,000	135,007
Hong Kong & China Gas Co. Ltd.		77,660	196,119
Hong Kong Exchanges and Clearing Ltd.		18,600	365,672
Hongkong Electric Holdings Ltd.		25,500	154,948
Hopewell Holdings Ltd.		11,000	35,561
Hutchison Whampoa Ltd.		38,000	353,551
Hysan Development Co. Ltd.		10,000	35,756
Kerry Properties Ltd.		12,500	67,855
Li & Fung Ltd.		41,600	233,037
Lifestyle International Holdings Ltd.		11,000	27,044
Link (The) REIT		38,000	112,752
Mongolia Energy Co. Ltd.	*	56,000	$23,170
MTR Corp.		26,500	100,049
New World Development Ltd.		42,600	85,576
Noble Group Ltd.		51,309	73,739
NWS Holdings Ltd.		13,000	25,454
Orient Overseas International Ltd.		3,700	29,477
PCCW Ltd.		54,000	19,547
Shangri-La Asia Ltd.		22,000	50,023
Sino Land Co. Ltd.		30,000	61,906
Sun Hung Kai Properties Ltd.		26,000	447,333
Swire Pacific Ltd., Class A		13,500	185,602
Television Broadcasts Ltd.		5,000	28,495
Wharf Holdings Ltd.		25,125	161,150
Wheelock & Co. Ltd.		17,000	56,706
Wing Hang Bank Ltd.		3,000	35,911
Yue Yuen Industrial Holdings Ltd.		14,000	51,688
			4,838,282

Ireland—0.6%
Anglo Irish Bank Corp. Ltd.	*‡δ	11,206	—
CRH plc (Dublin Exchange)		12,428	204,921
Elan Corp. plc	*	9,085	51,709
Experian plc		18,705	203,864
Governor & Co. of the Bank of Ireland (The)	*	63,942	53,531
James Hardie Industries SE CDI	*	7,989	43,380
Kerry Group plc, Class A		2,615	91,733
Shire plc		9,910	223,097
WPP plc		22,123	245,289
			1,117,524

Israel—0.8%
Bank Hapoalim BM	*	16,553	75,911
Bank Leumi Le-Israel BM	*	21,883	102,024
Bezeq Israeli Telecommunication Corp. Ltd.		28,885	71,821
Cellcom Israel Ltd.		826	25,187
Delek Group Ltd.		66	18,161
Discount Investment Corp.		441	8,818
Elbit Systems Ltd.		388	20,635
Israel Chemicals Ltd.		8,215	115,364
Israel Corp. Ltd. (The)	*	39	37,343
Israel Discount Bank Ltd., Class A	*	9,008	17,822
Makhteshim-Agan Industries Ltd.	*	3,995	14,862
Mizrahi Tefahot Bank Ltd.		2,045	18,908
NICE Systems Ltd.	*	1,032	32,367
Ormat Industries		1,022	8,394
Partner Communications Co. Ltd.		1,419	26,216
Teva Pharmaceutical Industries Ltd.		16,777	893,199
			1,487,032

Italy—2.7%
A2A SpA		17,876	27,465
Assicurazioni Generali SpA		21,168	427,364
Atlantia SpA		4,297	89,199
Autogrill SpA	*	2,307	28,989
Banca Carige SpA		12,736	29,711
Banca Monte dei Paschi di Siena SpA	*	39,870	55,388
Banca Popolare di Milano Scarl		6,574	31,436
Banco Popolare SC		10,888	65,410
Enel SpA		119,136	636,863

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
ENI SpA		47,033	$1,016,259
Exor SpA		1,270	29,501
Fiat SpA		13,899	215,200
Finmeccanica SpA		7,024	83,611
Intesa Sanpaolo SpA		139,586	454,702
Intesa Sanpaolo SpA RSP		17,138	44,201
Luxottica Group SpA		1,959	53,590
Mediaset SpA		13,265	94,243
Mediobanca SpA	*	8,107	75,587
Mediolanum SpA	†	3,095	13,783
Parmalat SpA		30,797	79,128
Pirelli & C. SpA		3,625	29,603
Prysmian SpA		2,971	54,380
Saipem SpA		4,845	194,733
Snam Rete Gas SpA		26,020	131,974
Telecom Italia SpA		165,848	232,331
Telecom Italia SpA RSP		110,811	125,043
Terna Rete Elettrica Nazionale SpA		23,458	99,780
UniCredit SpA		246,005	629,996
Unione di Banche Italiane ScpA		11,187	108,670
			5,158,140

Japan—20.8%
77 Bank Ltd. (The)		7,000	35,467
ABC-Mart, Inc.		300	9,253
Acom Co. Ltd.		750	11,372
Advantest Corp.		2,800	55,773
Aeon Co. Ltd.		11,100	119,004
Aeon Credit Service Co. Ltd.		1,400	15,111
Aeon Mall Co. Ltd.		1,400	34,026
Air Water, Inc.		3,000	35,656
Aisin Seiki Co. Ltd.		3,400	106,400
Ajinomoto Co., Inc.		12,000	117,726
Alfresa Holdings Corp.		700	29,826
All Nippon Airways Co. Ltd.	*	15,000	55,589
Amada Co. Ltd.		7,000	48,044
Aozora Bank Ltd.		11,000	16,212
Asahi Breweries Ltd.		7,100	142,216
Asahi Glass Co. Ltd.		18,000	183,576
Asahi Kasei Corp.		23,000	126,951
Asics Corp.		3,000	30,623
Astellas Pharma, Inc.		8,075	292,198
Bank of Kyoto Ltd. (The)		6,000	48,661
Bank of Yokohama Ltd. (The)		21,000	98,131
Benesse Holdings, Inc.		1,300	62,743
Bridgestone Corp.		11,900	216,979
Brother Industries Ltd.		3,800	46,914
Canon Marketing Japan, Inc.		900	12,388
Canon, Inc.		20,500	957,474
Casio Computer Co. Ltd.		4,500	33,467
Central Japan Railway Co.		27	198,809
Chiba Bank Ltd. (The)		14,000	81,744
Chiyoda Corp.		3,000	24,596
Chubu Electric Power Co., Inc.		11,900	294,333
Chugai Pharmaceutical Co. Ltd.		3,800	69,979
Chugoku Bank Ltd. (The)		3,000	36,486
Chugoku Electric Power Co., Inc. (The)		5,500	108,579
Chuo Mitsui Trust Holdings, Inc.		19,000	63,164
Citizen Holdings Co. Ltd.		4,700	28,277
Coca-Cola West Holdings Co. Ltd.		1,200	20,280
Cosmo Oil Co. Ltd.		12,000	31,329
Credit Saison Co. Ltd.		3,100	41,581
Dai Nippon Printing Co. Ltd.		10,000	122,208
Daicel Chemical Industries Ltd.		5,000	$33,695
Daido Steel Co. Ltd.		6,000	29,199
Daihatsu Motor Co. Ltd.		3,000	40,156
Dai-ichi Life Insurance Co. Ltd. (The)		146	176,753
Daiichi Sankyo Co. Ltd.		12,202	248,715
Daikin Industries Ltd.		4,100	154,289
Dainippon Sumitomo Pharma Co. Ltd.		3,000	25,121
Daito Trust Construction Co. Ltd.		1,400	83,643
Daiwa House Industry Co. Ltd.		9,000	90,874
Daiwa Securities Group, Inc.		29,000	117,081
Dena Co. Ltd.		1,500	47,263
Denki Kagaku Kogyo K.K.		8,000	34,470
Denso Corp.		8,600	255,488
Dentsu, Inc.		3,100	71,685
Dowa Holdings Co. Ltd.		5,000	29,774
East Japan Railway Co.		6,200	374,594
Eisai Co. Ltd.		4,400	153,961
Electric Power Development Co. Ltd.		2,140	64,408
Elpida Memory, Inc.	*	3,300	37,956
FamilyMart Co. Ltd.		1,200	43,029
Fanuc Ltd.		3,500	446,741
Fast Retailing Co. Ltd.		1,000	140,865
Fuji Electric Holdings Co. Ltd.		10,000	26,259
Fuji Heavy Industries Ltd.		11,000	70,323
FUJIFILM Holdings Corp.		8,300	275,612
Fujitsu Ltd.		33,000	232,181
Fukuoka Financial Group, Inc.		14,000	56,088
Furukawa Electric Co. Ltd.		12,000	45,127
GS Yuasa Corp.		6,000	42,221
Gunma Bank Ltd. (The)		8,000	41,896
Hachijuni Bank Ltd. (The)		8,000	41,797
Hakuhodo DY Holdings, Inc.		480	23,220
Hamamatsu Photonics KK		1,100	35,903
Hankyu Hanshin Holdings, Inc.		20,600	99,096
Hino Motors Ltd.		5,000	24,207
Hirose Electric Co. Ltd.		530	53,515
Hiroshima Bank Ltd. (The)		10,000	40,794
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	48,915
Hitachi Chemical Co. Ltd.		1,700	31,779
Hitachi Construction Machinery Co. Ltd.		1,800	38,964
Hitachi High-Technologies Corp.		1,100	20,335
Hitachi Ltd.		82,000	358,922
Hitachi Metals Ltd.		3,000	35,344
Hokkaido Electric Power Co., Inc.		3,400	67,735
Hokuhoku Financial Group, Inc.		23,000	42,210
Hokuriku Electric Power Co.		3,200	73,075
Honda Motor Co. Ltd.		29,800	1,060,407
HOYA Corp.		7,900	192,929
Ibiden Co. Ltd.		2,200	56,032
Idemitsu Kosan Co. Ltd.		400	34,309
IHI Corp.		26,000	49,802
INPEX Corp.		38	178,756
Isetan Mitsukoshi Holdings Ltd.		7,040	73,055
Isuzu Motors Ltd.		21,000	81,246
Ito En Ltd.		1,300	21,370
ITOCHU Corp.		27,000	247,128
Itochu Techno-Solutions Corp.		600	19,616
Iyo Bank Ltd. (The)		4,000	32,463
J. Front Retailing Co. Ltd.		8,600	40,041

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Jafco Co. Ltd.		400	$9,479
Japan Petroleum Exploration Co.		500	18,871
Japan Prime Realty Investment Corp. REIT		12	26,434
Japan Real Estate Investment Corp. REIT		9	81,854
Japan Retail Fund Investment Corp. REIT		31	43,704
Japan Steel Works Ltd. (The)		6,000	56,532
Japan Tobacco, Inc.		82	273,229
JFE Holdings, Inc.		8,200	250,872
JGC Corp.		4,000	69,669
Joyo Bank Ltd. (The)		11,000	47,955
JS Group Corp.		4,500	88,211
JSR Corp.		3,000	51,185
JTEKT Corp.		3,700	34,145
Jupiter Telecommunications Co. Ltd.		47	50,746
JX Holdings, Inc.		39,610	229,844
Kajima Corp.		14,000	33,917
Kamigumi Co. Ltd.		5,000	37,131
Kaneka Corp.		6,000	36,090
Kansai Electric Power Co., Inc. (The)		13,400	325,490
Kansai Paint Co. Ltd.		4,000	34,071
Kao Corp.		9,500	231,744
Kawasaki Heavy Industries Ltd.		25,000	71,036
Kawasaki Kisen Kaisha Ltd.		12,000	45,077
KDDI Corp.		52	248,595
Keihin Electric Express Railway Co. Ltd.		8,000	77,532
Keio Corp.		11,000	75,824
Keisei Electric Railway Co. Ltd.		4,000	25,722
Keyence Corp.		793	172,927
Kikkoman Corp.		3,000	33,196
Kinden Corp.		2,000	18,124
Kintetsu Corp.	†	28,000	94,870
Kirin Holdings Co. Ltd.		15,000	213,538
Kobe Steel Ltd.		46,000	107,914
Koito Manufacturing Co. Ltd.		2,000	30,666
Komatsu Ltd.		17,200	400,141
Konami Corp.		1,600	28,247
Konica Minolta Holdings, Inc.		9,000	88,214
Kubota Corp.		21,000	192,606
Kuraray Co. Ltd.		6,100	77,195
Kurita Water Industries Ltd.		2,100	58,400
Kyocera Corp.		2,900	274,347
Kyowa Hakko Kirin Co. Ltd.		5,000	49,604
Kyushu Electric Power Co., Inc.		6,900	157,587
Lawson, Inc.		1,100	50,331
Mabuchi Motor Co. Ltd.		400	20,484
Makita Corp.		2,100	66,728
Marubeni Corp.		29,000	163,978
Marui Group Co. Ltd.		4,000	29,927
Maruichi Steel Tube Ltd.		1,000	19,187
Matsui Securities Co. Ltd.		1,500	8,400
Mazda Motor Corp.		28,000	67,665
McDonald’s Holdings Co. Japan Ltd.		1,000	24,089
Medipal Holdings Corp.		2,800	35,552
MEIJI Holdings Co. Ltd.		1,302	61,433
Minebea Co. Ltd.		6,000	30,931
Mitsubishi Chemical Holdings Corp.		22,000	111,859
Mitsubishi Corp.		24,600	584,474
Mitsubishi Electric Corp.		35,000	301,577
Mitsubishi Estate Co. Ltd.		21,000	341,851
Mitsubishi Gas Chemical Co., Inc.		7,000	$40,717
Mitsubishi Heavy Industries Ltd.		54,000	199,413
Mitsubishi Logistics Corp.		2,000	23,975
Mitsubishi Materials Corp.	*	21,000	60,383
Mitsubishi Motors Corp.	*	72,000	94,231
Mitsubishi Tanabe Pharma Corp.		4,000	65,222
Mitsubishi UFJ Financial Group, Inc.		229,940	1,067,588
Mitsubishi UFJ Lease & Finance Co. Ltd.		920	32,409
Mitsui & Co. Ltd.		31,500	468,372
Mitsui Chemicals, Inc.		15,000	40,501
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	27,172
Mitsui Fudosan Co. Ltd.		15,000	253,087
Mitsui Mining & Smelting Co. Ltd.		11,000	31,525
Mitsui OSK Lines Ltd.		21,000	132,127
Mitsumi Electric Co. Ltd.		1,400	21,454
Mizuho Financial Group, Inc.		359,200	521,043
Mizuho Securities Co. Ltd.		9,000	20,585
Mizuho Trust & Banking Co. Ltd.	*	24,000	20,133
MS&AD Insurance Group Holdings		9,574	220,309
Murata Manufacturing Co. Ltd.		3,600	190,357
Namco Bandai Holdings, Inc.		3,350	31,047
NEC Corp.		47,000	124,976
NGK Insulators Ltd.		5,000	83,305
NGK Spark Plug Co. Ltd.		3,000	40,184
NHK Spring Co. Ltd.		3,000	24,858
Nidec Corp.		2,000	177,850
Nikon Corp.		5,700	105,728
Nintendo Co. Ltd.		1,800	451,463
Nippon Building Fund, Inc. REIT		9	78,877
Nippon Electric Glass Co. Ltd.		6,500	88,849
Nippon Express Co. Ltd.		16,000	60,965
Nippon Meat Packers, Inc.		3,000	36,930
Nippon Paper Group, Inc.		1,900	47,610
Nippon Sheet Glass Co. Ltd.		11,000	24,016
Nippon Steel Corp.		93,000	316,671
Nippon Telegraph & Telephone Corp.		9,400	411,741
Nippon Yusen K.K.		26,000	106,576
Nishi-Nippon City Bank Ltd. (The)		11,000	31,466
Nissan Chemical Industries Ltd.		3,000	33,916
Nissan Motor Co. Ltd.		45,100	394,960
Nissha Printing Co. Ltd.		400	9,082
Nisshin Seifun Group, Inc.		3,200	42,136
Nisshin Steel Co. Ltd.		15,000	26,784
Nisshinbo Industries, Inc.		2,000	20,053
Nissin Foods Holdings Co. Ltd.		1,100	39,788
Nitori Holdings Co. Ltd.		700	58,534
Nitto Denko Corp.		2,800	109,709
NKSJ Holdings, Inc.	*	24,900	156,018
NOK Corp.		2,000	34,871
Nomura Holdings, Inc.		64,100	308,383
Nomura Real Estate Holdings, Inc.		1,700	24,145
Nomura Real Estate Office Fund, Inc. REIT		5	27,742
Nomura Research Institute Ltd.		1,650	31,011
NSK Ltd.		8,000	54,275
NTN Corp.		9,000	38,785

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
NTT Data Corp.		23	$72,706
NTT DoCoMo, Inc.		279	465,971
NTT Urban Development Corp.		24	20,186
Obayashi Corp.		11,000	43,917
Obic Co. Ltd.		140	26,491
Odakyu Electric Railway Co. Ltd.		11,000	101,735
OJI Paper Co. Ltd.		15,000	66,427
Olympus Corp.		4,000	104,896
Omron Corp.		3,800	86,878
Ono Pharmaceutical Co. Ltd.		1,500	65,434
Oracle Corp. Japan		600	28,609
Oriental Land Co. Ltd.		900	83,918
ORIX Corp.		1,820	139,299
Osaka Gas Co. Ltd.		35,000	126,231
Otsuka Corp.		200	13,293
Panasonic Corp.		35,000	475,345
Panasonic Electric Works Co. Ltd.		7,000	92,832
Rakuten, Inc.		133	97,487
Resona Holdings, Inc.		10,600	95,190
Ricoh Co. Ltd.		12,000	170,013
Rinnai Corp.		600	35,333
Rohm Co. Ltd.		1,700	105,283
Sankyo Co. Ltd.		900	47,669
Santen Pharmaceutical Co. Ltd.		1,400	48,470
Sanyo Electric Co. Ltd.	*	34,000	56,144
Sapporo Hokuyo Holdings, Inc.		6,400	29,617
Sapporo Holdings Ltd.		4,000	18,798
SBI Holdings, Inc.		383	48,022
Secom Co. Ltd.		3,700	167,112
Sega Sammy Holdings, Inc.		3,548	54,197
Seiko Epson Corp.		2,400	36,454
Sekisui Chemical Co. Ltd.		8,000	48,509
Sekisui House Ltd.		10,000	89,996
Senshu Ikeda Holdings, Inc.		13,800	20,745
Seven & I Holdings Co. Ltd.		13,540	317,529
Seven Bank Ltd.		9	16,138
Sharp Corp.		18,000	179,424
Shikoku Electric Power Co., Inc.		3,200	91,905
Shimadzu Corp.		4,000	30,768
Shimamura Co. Ltd.		400	37,193
Shimano, Inc.		1,200	63,773
Shimizu Corp.		10,000	37,139
Shin-Etsu Chemical Co. Ltd.		7,300	356,219
Shinko Electric Industries Co. Ltd.		1,400	15,514
Shinsei Bank Ltd.	*	16,000	11,328
Shionogi & Co. Ltd.		5,500	100,453
Shiseido Co. Ltd.		6,400	143,777
Shizuoka Bank Ltd. (The)		11,000	94,789
Showa Denko K.K.		26,000	49,937
Showa Shell Sekiyu K.K.		2,900	22,182
SMC Corp.		1,000	131,995
Softbank Corp.		14,700	480,991
Sojitz Corp.		21,200	38,112
Sony Corp.		18,200	561,864
Sony Financial Holdings, Inc.		17	55,342
Square Enix Holdings Co. Ltd.		1,000	22,463
Stanley Electric Co. Ltd.		2,500	39,901
Sumco Corp.	*	1,900	29,693
Sumitomo Chemical Co. Ltd.		29,000	127,308
Sumitomo Corp.		19,900	256,613
Sumitomo Electric Industries Ltd.		13,400	163,427
Sumitomo Heavy Industries Ltd.		10,000	51,609
Sumitomo Metal Industries Ltd.		61,000	154,194
Sumitomo Metal Mining Co. Ltd.		10,000	$153,020
Sumitomo Mitsui Financial Group, Inc.		24,300	708,148
Sumitomo Realty & Development Co. Ltd.		6,500	134,535
Sumitomo Rubber Industries Ltd.		3,000	29,345
Sumitomo Trust & Banking Co. Ltd. (The)		26,000	130,282
Suruga Bank Ltd.		4,000	35,302
Suzuken Co. Ltd.		1,260	41,764
Suzuki Motor Corp.		5,800	122,251
Sysmex Corp.		600	41,711
T&D Holdings, Inc.		4,850	101,231
Taiheiyo Cement Corp.	*	15,000	17,623
Taisei Corp.		20,000	41,370
Taisho Pharmaceutical Co. Ltd.		2,300	46,614
Taiyo Nippon Sanso Corp.		5,000	42,584
Takashimaya Co. Ltd.		5,000	38,547
Takeda Pharmaceutical Co. Ltd.		13,620	626,150
TDK Corp.		2,300	128,524
Teijin Ltd.		16,000	52,928
Terumo Corp.		3,000	159,265
THK Co. Ltd.		2,100	39,433
Tobu Railway Co. Ltd.	†	15,000	86,589
Toho Co. Ltd.		1,800	28,949
Toho Gas Co. Ltd.	†	7,000	34,661
Tohoku Electric Power Co., Inc.		7,600	168,247
Tokio Marine Holdings, Inc.		13,100	353,341
Tokuyama Corp.		6,000	30,512
Tokyo Electric Power Co., Inc. (The)		22,000	537,341
Tokyo Electron Ltd.		3,000	150,537
Tokyo Gas Co. Ltd.		47,000	213,756
Tokyo Steel Manufacturing Co. Ltd.		2,100	24,761
Tokyo Tatemono Co. Ltd.		7,000	26,867
Tokyu Corp.		21,000	92,860
Tokyu Land Corp.		9,000	37,293
TonenGeneral Sekiyu K.K.		5,000	46,345
Toppan Printing Co. Ltd.		10,000	78,296
Toray Industries, Inc.		26,000	144,915
Toshiba Corp.		73,000	353,029
Tosoh Corp.		9,000	24,302
TOTO Ltd.		5,000	34,296
Toyo Seikan Kaisha Ltd.		2,500	44,968
Toyo Suisan Kaisha Ltd.		2,000	41,226
Toyoda Gosei Co. Ltd.		1,200	26,544
Toyota Boshoku Corp.		1,400	23,349
Toyota Industries Corp.		3,300	88,351
Toyota Motor Corp.		49,600	1,777,698
Toyota Tsusho Corp.		3,500	51,568
Trend Micro, Inc.		1,800	53,910
Tsumura & Co.		1,000	31,133
Ube Industries Ltd.		19,000	42,150
Unicharm Corp.		2,100	84,650
UNY Co. Ltd.		3,000	23,756
Ushio, Inc.		1,900	31,929
USS Co. Ltd.		350	26,181
West Japan Railway Co.		30	107,727
Yahoo! Japan Corp.		271	93,644
Yakult Honsha Co. Ltd.		1,900	58,789
Yamada Denki Co. Ltd.		1,510	93,772
Yamaguchi Financial Group, Inc.		4,000	37,720
Yamaha Corp.		2,700	31,349
Yamaha Motor Co. Ltd.	*	4,500	67,730
Yamato Holdings Co. Ltd.		7,000	84,883
Yamato Kogyo Co. Ltd.		700	16,977
Yamazaki Baking Co. Ltd.		2,000	24,416

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Yaskawa Electric Corp.		4,000	$32,293
Yokogawa Electric Corp.		4,300	29,304
			39,398,813

Luxembourg—0.5%
ArcelorMittal		15,551	513,037
Millicom International Cellular SA SDR		1,318	125,853
SES SA, Class A FDR		5,215	125,540
Tenaris SA		8,640	166,225
			930,655

Macau—0.1%
Sands China Ltd.	*	42,494	76,245
Wynn Macau Ltd.	*	27,256	46,902
			123,147

Malta—0.0%
BGP Holdings plc	*‡δ	142,647	—

Mexico—0.0%
Fresnillo plc		3,383	65,973

Netherlands—4.5%
Aegon NV	*	27,557	165,427
Akzo Nobel NV		4,164	256,764
ASML Holding NV		7,753	230,812
Corio NV REIT		946	64,702
Delta Lloyd NV		1,244	23,257
European Aeronautic Defence and Space Co. NV	*	7,463	186,236
Fugro NV CVA		1,178	77,548
Heineken Holding NV		1,878	82,290
Heineken NV		4,624	239,858
ING Groep NV CVA	*	69,306	718,747
Koninklijke Ahold NV		21,671	292,489
Koninklijke Boskalis Westminster NV		1,198	50,360
Koninklijke DSM NV		2,684	137,733
Koninklijke KPN NV		29,536	457,623
Koninklijke Philips Electronics NV		17,599	553,752
Koninklijke Vopak NV		1,170	55,878
Qiagen NV	*	4,093	73,231
Randstad Holding NV	*	2,045	92,914
Reed Elsevier NV		12,525	158,216
Royal Dutch Shell plc, Class A		63,976	1,927,904
Royal Dutch Shell plc, Class B		48,669	1,421,887
SBM Offshore NV		3,035	57,496
TNT NV		6,778	182,410
Unilever NV CVA		29,437	881,519
Wolters Kluwer NV		5,403	113,546
			8,502,599

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	23,725
Contact Energy Ltd.	*	5,176	21,466
Fletcher Building Ltd.		10,277	60,766
Sky City Entertainment Group Ltd.		8,062	16,739
Telecom Corp of New Zealand Ltd.		31,396	46,731
			169,427

Norway—0.7%
Aker Solutions ASA		2,745	39,876
DnB NOR ASA		17,840	243,526
Norsk Hydro ASA		16,520	$100,117
Orkla ASA		13,374	123,525
Renewable Energy Corp. ASA	*	10,183	34,601
Statoil ASA		20,231	423,441
Telenor ASA		14,934	234,559
Yara International ASA		3,275	148,844
			1,348,489

Portugal—0.3%
Banco Comercial Portugues SA (Registered)		53,876	46,957
Banco Espirito Santo SA (Registered)		9,862	45,618
Brisa Auto-Estradas de Portugal SA		3,084	19,916
Cimpor Cimentos de Portugal SGPS SA		4,428	28,558
EDP-Energias de Portugal SA		31,876	109,283
Galp Energia SGPS SA, Class B		3,992	69,051
Jeronimo Martins SGPS SA		3,626	48,630
Portugal Telecom SGPS SA (Registered)		10,443	138,918
			506,931

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		28,786	48,003
CapitaLand Ltd.		46,500	143,503
CapitaMall Trust REIT		41,000	67,071
CapitaMalls Asia Ltd.		23,000	37,794
City Developments Ltd.		10,000	96,900
ComfortDelgro Corp. Ltd.		37,000	42,723
Cosco Corp. Singapore Ltd.		18,000	24,225
DBS Group Holdings Ltd.		30,500	326,306
Fraser and Neave Ltd.		18,000	88,920
Genting Singapore plc	*	105,000	148,544
Golden Agri-Resources Ltd.		119,320	51,736
Jardine Cycle & Carriage Ltd.		2,000	59,830
Keppel Corp. Ltd.		22,000	150,188
Keppel Land Ltd.		12,000	36,963
Neptune Orient Lines Ltd.	*	17,000	25,590
Olam International Ltd.		19,600	48,565
Oversea-Chinese Banking Corp. Ltd.		43,600	293,131
SembCorp Industries Ltd.		18,340	60,784
SembCorp Marine Ltd.		14,000	41,834
Singapore Airlines Ltd.		9,400	116,691
Singapore Exchange Ltd.		15,000	102,859
Singapore Press Holdings Ltd.		27,500	88,879
Singapore Technologies Engineering Ltd.		31,000	79,143
Singapore Telecommunications Ltd.		144,159	344,047
StarHub Ltd.		8,730	17,144
United Overseas Bank Ltd.		22,000	305,966
UOL Group Ltd.		8,000	28,143
Wilmar International Ltd.		33,000	150,494
			3,025,976

Spain—3.7%
Abertis Infraestructuras SA		5,451	101,693
Acciona SA		445	37,645
Acerinox SA		1,819	32,418
ACS Actividades de Construccion y Servicios SA		2,634	131,617
Banco Bilbao Vizcaya Argentaria SA		64,356	870,874
Banco de Sabadell SA		16,913	84,742
Banco de Valencia SA	†	3,285	18,718

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Banco Popular Espanol SA		15,615	$99,242
Banco Santander SA		148,494	1,884,725
Bankinter SA		5,397	37,592
Criteria Caixacorp SA		15,719	82,652
EDP Renovaveis SA	*	3,747	21,212
Enagas		3,155	64,072
Ferrovial SA		7,882	73,921
Fomento de Construcciones y Contratas SA		687	19,004
Gamesa Corp. Tecnologica SA	*	3,143	22,011
Gas Natural SDG SA		4,041	60,368
Gestevision Telecinco SA		2,112	23,255
Grifols SA		2,792	40,087
Iberdrola Renovables SA		15,852	52,748
Iberdrola SA		71,739	553,186
Iberia Lineas Aereas de Espana SA	*	9,947	38,442
Inditex SA		3,851	306,139
Indra Sistemas SA		1,576	30,108
Mapfre SA		13,081	39,882
Red Electrica Corp. SA		1,889	88,962
Repsol YPF SA		13,138	338,688
Telefonica SA		74,128	1,839,940
Zardoya Otis SA		2,695	48,295
			7,042,238

Sweden—3.0%
Alfa Laval AB		5,944	104,528
Assa Abloy AB, Class B		5,445	137,620
Atlas Copco AB, Class A		11,852	229,225
Atlas Copco AB, Class B		6,758	119,280
Boliden AB		4,569	69,347
Electrolux AB, Series B		4,438	109,414
Getinge AB, Class B		3,677	85,977
Hennes & Mauritz AB, Class B		18,508	671,696
Hexagon AB, Class B		3,076	66,091
Holmen AB, Class B		1,079	33,313
Husqvarna AB, Class B		7,817	58,025
Investor AB, Class B		8,353	170,070
Kinnevik Investment AB, Class B		4,060	86,140
Modern Times Group AB, Class B		842	62,932
Nordea Bank AB		58,464	610,850
Ratos AB, Class B		1,948	67,428
Sandvik AB		17,832	273,797
Scania AB, Class B		5,968	132,049
Securitas AB, Class B		5,360	57,874
Skandinaviska Enskilda Banken AB, Class A		25,092	186,792
Skanska AB, Class B		7,363	135,179
SKF AB, Class B		7,152	164,957
SSAB AB, Class A		3,099	49,489
SSAB AB, Class B		1,278	17,967
Svenska Cellulosa AB, Class B		10,399	158,486
Svenska Handelsbanken AB, Class A		8,639	283,859
Swedbank AB, Class A	*	12,305	171,294
Swedish Match AB		4,238	113,226
Tele2 AB, Class B		5,766	120,979
Telefonaktiebolaget LM Ericsson, Class B		54,488	597,567
TeliaSonera AB		40,804	330,923
Volvo AB, Class B	*	19,200	282,921
			5,759,295

Switzerland—8.0%
ABB Ltd. (Registered)	*	39,900	$842,488
Actelion Ltd. (Registered)	*	1,903	76,229
Adecco SA (Registered)		2,140	111,877
Aryzta AG		1,539	67,337
Baloise Holding AG (Registered)		934	84,271
Compagnie Financiere Richemont SA (A Bearer Shares)		9,473	457,062
Credit Suisse Group AG (Registered)		20,336	866,380
GAM Holding AG	*	3,736	56,755
Geberit AG (Registered)		710	126,509
Givaudan SA (Registered)		147	150,434
Holcim Ltd. (Registered)		4,400	282,742
Julius Baer Group Ltd.		3,656	133,180
Kuehne + Nagel International AG (Registered)		1,003	120,537
Lindt & Spruengli AG (Participation Certificates)		17	40,804
Lindt & Spruengli AG (Registered)	†	2	55,853
Logitech International SA (Registered)	*	2,953	51,558
Lonza Group AG (Registered)		854	72,999
Nestle SA (Registered)		62,315	3,321,853
Nobel Biocare Holding AG (Registered)		2,035	36,589
Novartis AG (Registered)		37,923	2,182,770
Pargesa Holding SA (Bearer)		467	34,111
Roche Holding AG (Genusschein)		12,676	1,731,948
Schindler Holding AG (Participation Certificates)		842	90,388
Schindler Holding AG (Registered)		416	44,470
SGS SA (Registered)		96	155,215
Sika AG		34	62,770
Sonova Holding AG (Registered)		846	103,421
STMicroelectronics NV		11,906	91,106
Straumann Holding AG (Registered)		152	33,929
Swatch Group AG (The) (Bearer)		565	212,836
Swatch Group AG (The) (Registered)		698	48,314
Swiss Life Holding AG (Registered)	*	529	60,275
Swiss Reinsurance Co. Ltd. (Registered)		6,402	280,829
Swisscom AG (Registered)		416	167,968
Syngenta AG (Registered)		1,715	426,627
UBS AG (Registered)	*	65,743	1,119,323
Xstrata plc		37,242	713,382
Zurich Financial Services AG (Registered)		2,668	625,459
			15,140,598

United Kingdom—18.5%
3i Group plc		18,002	81,152
Admiral Group plc		3,417	89,546
Aggreko plc		4,795	118,442
AMEC plc		6,200	96,110
Anglo American plc		23,788	944,248
Antofagasta plc		6,876	133,666
ARM Holdings plc		24,195	150,517
Associated British Foods plc		6,436	106,109

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
AstraZeneca plc (London Exchange)		25,935	$1,316,473
Autonomy Corp. plc	*	3,861	110,025
Aviva plc		49,152	308,109
Babcock International Group plc		6,821	61,101
BAE Systems plc		62,132	334,581
Balfour Beatty plc		12,983	54,640
Barclays plc		206,626	971,202
BG Group plc		60,970	1,073,508
BHP Billiton plc		39,853	1,271,011
BP plc		338,617	2,316,842
British Airways plc	*	10,357	39,541
British American Tobacco plc		36,048	1,346,240
British Land Co. plc REIT		16,013	117,094
British Sky Broadcasting Group plc		20,764	230,756
BT Group plc, Class A		140,863	309,507
Bunzl plc		6,330	75,497
Burberry Group plc		8,125	132,984
Cable & Wireless Worldwide plc		45,569	52,419
Cairn Energy plc	*	25,400	181,265
Capita Group plc (The)		10,792	133,352
Capital Shopping Centres Group plc REIT		9,366	54,148
Carnival plc		2,917	115,040
Centrica plc		93,017	472,871
Cobham plc		19,426	70,550
Compass Group plc		33,569	280,093
Diageo plc		45,275	779,208
Eurasian Natural Resources Corp. plc		4,297	62,084
Firstgroup plc		8,231	46,943
G4S plc		26,041	104,373
GlaxoSmithKline plc		93,679	1,847,809
Hammerson plc REIT		11,851	73,467
Home Retail Group plc		15,769	51,097
HSBC Holdings plc (London Exchange)		314,169	3,178,123
ICAP plc		10,418	70,643
Imperial Tobacco Group plc		18,433	549,869
Inmarsat plc		7,983	83,341
Intercontinental Hotels Group plc		4,710	84,102
International Power plc		28,027	170,740
Intertek Group plc		2,578	74,258
Invensys plc		15,349	72,067
Investec plc		8,651	69,139
ITV plc	*	61,708	57,916
J. Sainsbury plc		21,858	134,302
Johnson Matthey plc		3,984	110,294
Kazakhmys plc		3,673	83,791
Kingfisher plc		43,308	159,589
Land Securities Group plc REIT		13,086	131,677
Legal & General Group plc		101,525	165,134
Lloyds Banking Group plc	*	732,979	850,372
London Stock Exchange Group plc		2,311	24,733
Lonmin plc	*	2,625	68,872
Man Group plc		29,579	101,917
Marks & Spencer Group plc		28,835	176,131
National Grid plc		62,713	531,947
Next plc		3,435	119,746
Old Mutual plc		99,250	216,608
Pearson plc		14,311	221,921
Petrofac Ltd.		4,520	97,460
Prudential plc		45,205	451,728
Randgold Resources Ltd.		1,649	166,737
Reckitt Benckiser Group plc		11,084	$610,479
Reed Elsevier plc		22,119	187,038
Rexam plc		15,419	74,469
Rio Tinto plc		26,151	1,532,016
Rolls-Royce Group plc	*	33,691	319,976
Royal Bank of Scotland Group plc	*	311,005	230,689
RSA Insurance Group plc		63,018	129,488
SABMiller plc		17,178	549,931
Sage Group plc (The)		23,751	103,188
Schroders plc		1,968	44,497
Scottish & Southern Energy plc		16,772	294,759
Segro plc REIT		12,863	55,266
Serco Group plc		9,142	88,369
Severn Trent plc		4,129	84,979
Smith & Nephew plc		15,739	143,516
Smiths Group plc		7,181	137,736
Standard Chartered plc (London Exchange)		36,587	1,050,578
Standard Life plc		40,542	147,430
Tesco plc		144,285	962,468
Thomas Cook Group plc		14,091	38,088
TUI Travel plc		9,107	30,677
Tullow Oil plc		16,087	322,031
Unilever plc		23,215	671,920
United Utilities Group plc		12,299	110,695
Vedanta Resources plc		2,170	73,867
Vodafone Group plc		949,163	2,341,925
Whitbread plc		3,280	83,791
Wm Morrison Supermarkets plc		38,357	178,390
Wolseley plc	*	4,923	123,776
			35,058,809

United States—0.1%
Synthes, Inc.		1,090	126,162

TOTAL COMMON STOCKS
(Cost $200,169,961)			184,256,358

PREFERRED STOCKS—0.4%

Germany—0.4%
Bayerische Motoren Werke AG		922	43,018
Fresenius SE		1,495	120,739
Henkel AG & Co. KGaA		3,261	175,140
Porsche Automobil Holding SE		1,500	74,178
RWE AG		720	45,875
Volkswagen AG		3,024	364,792

TOTAL PREFERRED STOCKS
(Cost $757,700)			823,742

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.130%	12/23/2010
(Cost $254,924)		‡‡	$255,000	254,925

		Shares		Value

RIGHTS—0.1%

Cyprus—0.0%
Bank of Cyprus Public Co. Ltd., Expires 10/21/2010		*	9,449	5,797

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

France—0.0%
Cie Generale des Etablissements Michelin, Expires 10/13/2010	*	2,690	$7,510

Germany—0.1%
Deutsche Bank AG, Expires 10/05/2010	*	11,226	54,329

Greece—0.0%
National Bank of Greece SA, Expires 10/11/2010	*	10,905	9,811
National Bank of Greece SA, Expires 10/11/2010	*	10,905	5,352

TOTAL RIGHTS
(Cost $—)			82,799

CASH EQUIVALENTS—1.8%

Institutional Money Market Funds—1.8%
Dreyfus Institutional Cash Advantage Fund	††	50,000	50,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		3,092,022	3,092,022
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	104,475	104,475
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	50,000	50,000
Short-Term Investments Trust Liquid Assets Portfolio	††	50,000	50,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	50,000	50,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	50,000	50,000

TOTAL CASH EQUIVALENTS
(Cost $3,446,497)			3,446,497

TOTAL INVESTMENTS—99.5%
(Cost $204,629,082)			188,864,321
Other assets less liabilities—0.5%			939,251

NET ASSETS—100.0%			$189,803,572

Legend to the Schedule of Investments:
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
STRIP	Separately Traded Receipt of Interest and Principal Security
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
δ	Security has no market value at September 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	13.4%
Pharmaceuticals	7.1%
Oil, Gas & Consumable Fuels	6.7%
Metals & Mining	6.0%
Insurance	4.1%
Diversified Telecommunication Services	3.6%
Food Products	3.5%
Chemicals	3.1%
Automobiles	3.0%
Electric Utilities	2.9%
Machinery	2.5%
Food & Staples Retailing	2.5%
Capital Markets	2.1%
Wireless Telecommunication Services	2.0%
Beverages	2.0%
Real Estate Management & Development	1.8%
Industrial Conglomerates	1.7%
Media	1.5%
Multi-Utilities	1.5%
Electrical Equipment	1.5%
Real Estate Investment Trusts (REITs)	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Tobacco	1.2%
Diversified Financial Services	1.2%
Electronic Equipment, Instruments & Components	1.1%
Trading Companies & Distributors	1.1%
Software	0.9%
Road & Rail	0.9%
Household Durables	0.9%
Specialty Retail	0.9%
Hotels, Restaurants & Leisure	0.8%
Construction & Engineering	0.8%
Communications Equipment	0.7%
Office Electronics	0.7%
Health Care Equipment & Supplies	0.7%
Auto Components	0.7%
Aerospace & Defense	0.6%
Energy Equipment & Services	0.6%
Construction Materials	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Building Products	0.6%
Commercial Services & Supplies	0.6%
Personal Products	0.5%
Professional Services	0.4%
Gas Utilities	0.4%
Computers & Peripherals	0.4%
Household Products	0.4%
Multiline Retail	0.4%
Marine	0.4%
Transportation Infrastructure	0.4%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
Airlines	0.3%
Biotechnology	0.2%
IT Services	0.2%
Health Care Providers & Services	0.2%
Leisure Equipment & Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Distributors	0.2%
Containers & Packaging	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.0%
Diversified Consumer Services	0.0%
97.1%

PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%
Multi-Utilities	0.0%
0.4%

RIGHTS
Capital Markets	0.1%
Commercial Banks	0.0%
Auto Components	0.0%
0.1%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	97.6%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

CASH EQUIVALENTS
Institutional Money Market Funds	1.8%

TOTAL U.S. TREASURY OBLIGATIONS/CASH EQUIVALENTS	1.9%

TOTAL INVESTMENTS	99.5%
Other assets less liabilities	0.5%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,816,659	$29,124,251
Vantagepoint Diversifying Strategies Fund	6,369,168	65,156,593
Vantagepoint Equity Income Fund	4,183,246	33,298,639
Vantagepoint Growth & Income Fund	3,796,331	33,331,785
Vantagepoint Inflation Protected Securities Fund	4,318,234	48,882,411
Vantagepoint International Fund	1,884,196	16,882,400
Vantagepoint Low Duration Bond Fund	9,944,653	100,838,780
		327,514,859

TOTAL INVESTMENTS—100.0%
(Cost $318,687,271)		327,514,859
Other assets less liabilities—(0.0%)		(61,097)

NET ASSETS—100.0%		$327,453,762

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,697,394	$17,483,159
Vantagepoint Core Bond Index Fund Class I	6,324,339	65,393,662
Vantagepoint Diversifying Strategies Fund	10,242,170	104,777,397
Vantagepoint Equity Income Fund	7,886,714	62,778,240
Vantagepoint Growth & Income Fund	5,866,339	51,506,458
Vantagepoint Growth Fund	4,380,875	34,652,723
Vantagepoint Inflation Protected Securities Fund	4,849,309	54,894,182
Vantagepoint International Fund	5,231,872	46,877,575
Vantagepoint Low Duration Bond Fund	10,202,523	103,453,582
Vantagepoint Select Value Fund	1,948,326	17,301,139
		559,118,117

TOTAL INVESTMENTS—100.0%
(Cost $552,010,104)		559,118,117
Other assets less liabilities—(0.0%)		(81,274)

NET ASSETS—100.0%		$559,036,843

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,732,525	$79,645,010
Vantagepoint Core Bond Index Fund Class I	17,025,976	176,048,590
Vantagepoint Discovery Fund	5,434,942	43,914,330
Vantagepoint Diversifying Strategies Fund	20,106,923	205,693,823
Vantagepoint Equity Income Fund	21,389,275	170,258,632
Vantagepoint Growth & Income Fund	19,487,079	171,096,549
Vantagepoint Growth Fund	18,193,406	143,909,841
Vantagepoint Inflation Protected Securities Fund	4,821,810	54,582,894
Vantagepoint International Fund	19,599,966	175,615,692
Vantagepoint Low Duration Bond Fund	10,631,141	107,799,769
Vantagepoint Select Value Fund	8,903,118	79,059,689
		1,407,624,819

TOTAL INVESTMENTS—100.0%
(Cost $1,396,763,061)		1,407,624,819
Other assets less liabilities—(0.0%)		(163,224)

NET ASSETS—100.0%		$1,407,461,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	14,359,979	$147,907,787
Vantagepoint Core Bond Index Fund Class I	20,617,205	213,181,896
Vantagepoint Discovery Fund	9,786,164	79,072,201
Vantagepoint Diversifying Strategies Fund	19,434,975	198,819,794
Vantagepoint Equity Income Fund	27,887,956	221,988,132
Vantagepoint Growth & Income Fund	25,366,601	222,718,755
Vantagepoint Growth Fund	25,091,415	198,473,091
Vantagepoint International Fund	31,258,557	280,076,672
Vantagepoint Select Value Fund	16,530,397	146,789,921
		1,709,028,249

TOTAL INVESTMENTS—100.0%
(Cost $1,726,758,665)		1,709,028,249
Other assets less liabilities—(0.0%)		(186,441)

NET ASSETS—100.0%		$1,708,841,808

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,901,988	$60,790,477
Vantagepoint Discovery Fund	7,200,152	58,177,227
Vantagepoint Equity Income Fund	14,426,815	114,837,447
Vantagepoint Growth & Income Fund	12,348,049	108,415,872
Vantagepoint Growth Fund	13,719,799	108,523,608
Vantagepoint International Fund	14,270,985	127,868,022
Vantagepoint Select Value Fund	6,837,285	60,715,091
		639,327,744

TOTAL INVESTMENTS—100.0%
(Cost $700,494,535)		639,327,744
Other assets less liabilities—(0.0%)		(83,163)

NET ASSETS—100.0%		$639,244,581

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	990,271	$10,239,405
Vantagepoint Diversifying Strategies Fund	2,218,063	22,690,783
Vantagepoint Equity Income Fund	1,425,165	11,344,315
Vantagepoint Growth & Income Fund	1,292,042	11,344,133
Vantagepoint Inflation Protected Securities Fund	1,504,220	17,027,768
Vantagepoint International Fund	633,040	5,672,039
Vantagepoint Low Duration Bond Fund	3,473,891	35,225,256
		113,543,699

TOTAL INVESTMENTS—100.0%
(Cost $106,487,781)		113,543,699
Other assets less liabilities—(0.0%)		(31,758)

NET ASSETS—100.0%		$113,511,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	792,348	$8,192,877
Vantagepoint Diversifying Strategies Fund	2,207,562	22,583,357
Vantagepoint Equity Income Fund	3,106,130	24,724,795
Vantagepoint Growth & Income Fund	1,626,016	14,276,424
Vantagepoint Growth Fund	1,238,958	9,800,161
Vantagepoint Inflation Protected Securities Fund	1,706,471	19,317,254
Vantagepoint International Fund	1,390,266	12,456,781
Vantagepoint Low Duration Bond Fund	1,778,364	18,032,606
		129,384,255

TOTAL INVESTMENTS—100.0%
(Cost $122,684,596)		129,384,255
Other assets less liabilities—(0.0%)		(32,626)

NET ASSETS—100.0%		$129,351,629

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,596,527	$26,848,089
Vantagepoint Diversifying Strategies Fund	3,948,021	40,388,259
Vantagepoint Equity Income Fund	6,046,075	48,126,757
Vantagepoint Growth & Income Fund	3,173,387	27,862,337
Vantagepoint Growth Fund	2,424,859	19,180,634
Vantagepoint Inflation Protected Securities Fund	1,644,166	18,611,958
Vantagepoint International Fund	3,185,190	28,539,306
Vantagepoint Low Duration Bond Fund	2,417,678	24,515,251
Vantagepoint Mid/Small Company Index Fund Class I	1,267,782	17,406,652
		251,479,243

TOTAL INVESTMENTS—100.0%
(Cost $250,963,022)		251,479,243
Other assets less liabilities—(0.0%)		(40,330)

NET ASSETS—100.0%		$251,438,913

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,585,040	$37,069,317
Vantagepoint Diversifying Strategies Fund	3,630,835	37,143,443
Vantagepoint Equity Income Fund	6,790,508	54,052,446
Vantagepoint Growth & Income Fund	3,321,618	29,163,804
Vantagepoint Growth Fund	2,679,978	21,198,622
Vantagepoint International Fund	3,598,561	32,243,111
Vantagepoint Low Duration Bond Fund	1,489,188	15,100,364
Vantagepoint Mid/Small Company Index Fund Class I	1,697,156	23,301,947
		249,273,054

TOTAL INVESTMENTS—100.0%
(Cost $249,577,519)		249,273,054
Other assets less liabilities—(0.0%)		(34,491)

NET ASSETS—100.0%		$249,238,563

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,536,215	$26,224,467
Vantagepoint Diversifying Strategies Fund	2,454,818	25,112,790
Vantagepoint Equity Income Fund	5,880,378	46,807,812
Vantagepoint Growth & Income Fund	3,020,600	26,520,865
Vantagepoint Growth Fund	2,418,466	19,130,064
Vantagepoint International Fund	3,297,417	29,544,853
Vantagepoint Low Duration Bond Fund	425,958	4,319,210
Vantagepoint Mid/Small Company Index Fund Class I	1,749,018	24,014,018
		201,674,079

TOTAL INVESTMENTS—100.0%
(Cost $202,304,909)		201,674,079
Other assets less liabilities—(0.0%)		(31,058)

NET ASSETS—100.0%		$201,643,021

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,323,380	$13,683,753
Vantagepoint Diversifying Strategies Fund	1,632,563	16,701,123
Vantagepoint Equity Income Fund	5,176,962	41,208,619
Vantagepoint Growth & Income Fund	2,714,585	23,834,054
Vantagepoint Growth Fund	2,257,461	17,856,517
Vantagepoint International Fund	3,059,465	27,412,810
Vantagepoint Low Duration Bond Fund	182,908	1,854,684
Vantagepoint Mid/Small Company Index Fund Class I	1,833,110	25,168,606
		167,720,166

TOTAL INVESTMENTS—100.0%
(Cost $166,957,905)		167,720,166
Other assets less liabilities—(0.0%)		(29,857)

NET ASSETS—100.0%		$167,690,309

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	517,880	$5,354,875
Vantagepoint Diversifying Strategies Fund	522,568	5,345,872
Vantagepoint Equity Income Fund	3,501,524	27,872,127
Vantagepoint Growth & Income Fund	1,825,484	16,027,752
Vantagepoint Growth Fund	1,624,183	12,847,290
Vantagepoint International Fund	2,148,126	19,247,212
Vantagepoint Mid/Small Company Index Fund Class I	1,487,413	20,422,179
		107,117,307

TOTAL INVESTMENTS—100.0%
(Cost $106,010,865)		107,117,307
Other assets less liabilities—(0.0%)		(26,734)

NET ASSETS—100.0%		$107,090,573

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	536,524	$5,547,663
Vantagepoint Equity Income Fund	3,810,904	30,334,793
Vantagepoint Growth & Income Fund	2,011,169	17,658,060
Vantagepoint Growth Fund	1,762,282	13,939,652
Vantagepoint International Fund	2,350,161	21,057,441
Vantagepoint Mid/Small Company Index Fund Class I	1,627,833	22,350,153
		110,887,762

TOTAL INVESTMENTS—100.0%
(Cost $101,812,066)		110,887,762
Other assets less liabilities—(0.0%)		(25,571)

NET ASSETS—100.0%		$110,862,191

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Vantagepoint
Milestone 2045 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.2%
Vantagepoint Core Bond Index Fund Class I	77,500	$801,353
Vantagepoint Equity Income Fund	550,356	4,380,835
Vantagepoint Growth & Income Fund	291,089	2,555,764
Vantagepoint Growth Fund	254,532	2,013,346
Vantagepoint International Fund	338,908	3,036,619
Vantagepoint Mid/Small Company Index Fund Class I	234,040	3,213,365
		16,001,282

TOTAL INVESTMENTS—100.2%
(Cost $14,817,397)		16,001,282
Other assets less liabilities—(0.2%)		(37,443)

NET ASSETS—100.0%		$15,963,839

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a Fund. All equity securities not traded on a national securities exchange (“OTC Equities”) normally are valued at the last reported sale price in the over-the-counter market. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost. Prices for debt instruments normally will be obtained from a pricing service that may use methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”). Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as equity securities that are traded on a national securities exchange.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”) advised by Invesco Advisers, Inc. The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day.

On September 10, 2009, in accordance with applicable orders of the United States Bankruptcy Court for the Southern District of New York, the Diversifying Strategies Fund filed claims, each in the amount of $54,298, against Lehman Brothers Special Financing Inc. (“LBSF”) and its parent company, Lehman Brothers Holdings, Inc. (“LBHI”). The claims arise out of certain derivatives transactions between the Diversifying Strategies Fund and LBSF that were guaranteed as to payment by LBHI. The derivatives transactions were terminated upon the bankruptcy filings of LBHI and LBSF and subsequently liquidated, resulting in claims. The timing and amount of distributions payable in connection with the claims (if any) is not presently known.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

ASC 820

The Company adopted FASB ASC, Fair Value Measurements and Disclosures (“ASC 820”) (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended September 30, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2010, in valuing each fund’s investment carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$261,340,893	$—	$261,340,893
Mortgage-Related Securities	—	17,196,547	—	17,196,547
U.S. Treasury Obligations	—	24,145,498	—	24,145,498
Government Related Obligations	—	51,404,452	—	51,404,452
Asset-Backed Securities	—	70,229,918	—	70,229,918
Cash Equivalents	37,209,114	—	—	37,209,114
Total Investments in Securities	$37,209,114	$424,317,308	$—	$461,526,422

Derivative Instruments:
Liabilities:
Futures	(6,785)	—	—	(6,785)
Forward Currency Contracts	—	(460,430)	—	(460,430)
Total Liabilities	$(6,785)	$(460,430)	$—	$(467,215)
Total Derivative Instruments	$(6,785)	$(460,430)	$—	$(467,215)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Inflation Protected Securities Fund
Investments in Securities:
Corporate Obligations	$—	$14,799,001	$—	$14,799,001
U.S. Treasury Obligations	—	415,381,329	—	415,381,329
Government Related Obligations	—	1,945,806	—	1,945,806
Asset-Backed Securities	—	440,429	—	440,429
Cash Equivalents	25,714,032	—	—	25,714,032
Total Investments in Securities	$25,714,032	$432,566,565	$—	$458,280,597

Derivative Instruments:
Assets:
Futures	$10,059	$—	$—	$10,059
Written Options	—	206,498	—	206,498
Swap Agreements	—	189,527	—	189,527
Total Assets	$10,059	$396,025	$—	$406,084

Liabilities:
Futures	(2,258)	—	—	(2,258)
Written Options	—	(294,205)	—	(294,205)
Total Liabilities	$(2,258)	$(294,205)	$—	$(296,463)
Total Derivative Instruments	$7,801	$101,820	$—	$109,621

Asset Allocation Fund
Investments in Securities:
Common Stocks	$321,069,555	$—	$—	$321,069,555
U.S. Treasury Obligations	—	67,302,010	—	67,302,010
Commercial Paper	—	26,995,347	—	26,995,347
Cash Equivalents	43,330,272	—	—	43,330,272
Total Investments in Securities	$364,399,827	$94,297,357	$—	$458,697,184

Derivative Instruments:
Assets:
Futures	666,103	—	—	666,103
Total Assets	$666,103	$—	$—	$666,103

Liabilities:
Futures	(240,943)	—	—	(240,943)
Total Liabilities	$(240,943)	$—	$—	$(240,943)
Total Derivative Instruments	$425,160	$—	$—	$425,160

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Equity Income Fund
Investments in Securities:
Common Stocks	$1,563,576,235	$4,138,802	$—	$1,567,715,037
Cash Equivalents	246,742,210	—	—	246,742,210
Total Investments in Securities	$1,810,318,445	$4,138,802	$—	$1,814,457,247

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,054,154,474	$4,251,978	$—	$1,058,406,452
Cash Equivalents	98,203,040	—	—	98,203,040
Total Investments in Securities	$1,152,357,514	$4,251,978	$—	$1,156,609,492

Growth Fund
Investments in Securities:
Common Stocks	$1,741,923,652	$—	$—	$1,741,923,652
Cash Equivalents	51,943,622	—	—	51,943,622
Total Investments in Securities	$1,793,867,274	$—	$—	$1,793,867,274

Select Value Fund
Investments in Securities:
Common Stocks	$297,889,037	$—	$—	$297,889,037
Cash Equivalents	46,070,945	—	—	46,070,945
Total Investments in Securities	$343,959,982	$—	$—	$343,959,982

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$992,414,288	$22,214,346	$—	$1,014,628,634
Cash Equivalents	184,754,771	—	—	184,754,771
Total Investments in Securities	$1,177,169,059	$22,214,346	$—	$1,199,383,405

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$87,805,231	$908,586	$—	$88,713,817
Convertible Preferred Stocks	—	1,197,056	—	1,197,056
Corporate Obligations	—	45,572,687	—	45,572,687
Mortgage-Related Securities	—	2,930,566	—	2,930,566
Convertible Debt Obligations	—	103,635	—	103,635
U.S. Treasury Obligations	—	19,904,344	—	19,904,344
Government Related Obligations	—	21,952,736	—	21,952,736
Asset-Backed Securities	—	447,927	—	447,927
Warrants	6,524	—	—	6,524
Certificates of Deposit	—	1,000,040	—	1,000,040
Cash Equivalents	32,968,680	—	—	32,968,680
Total Investments in Securities	$120,780,435	$94,017,577	$—	$214,798,012

Derivative Instruments:
Assets:
Futures	4,502,922	—	—	4,502,922
Total Assets	$4,502,922	$—	$—	$4,502,922

Liabilities:
Forward Currency Contracts	—	(40,457)	—	(40,457)
Total Liabilities	$—	$(40,457)	$—	$(40,457)
Total Derivative Instruments	$4,502,922	$(40,457)	$—	$4,462,465

International Fund
Investments in Securities:
Common Stocks	$76,490,485	$1,003,926,110	$—	$1,080,416,595
Preferred Stocks	2,360,083	—	—	2,360,083
Rights	—	190,107	—	190,107
Cash Equivalents	99,487,462	—	—	99,487,462
Total Investments in Securities	$178,338,030	$1,004,116,217	$—	$1,182,454,247

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$3,176,660	$13,067,569	$—	$16,244,229
Convertible Preferred Stocks	2,776,688	7,841,638	—	10,618,326
Corporate Obligations	—	241,311,785	—	241,311,785
Mortgage-Related Securities	—	13,319,449	—	13,319,449
Convertible Debt Obligations	—	150,937,158	—	151,178,535
U.S. Treasury Obligations	—	82,907,421	—	82,907,421
Government Related Obligations	—	124,850,196	—	128,847,084
Asset-Backed Securities	—	39,495,524	—	39,495,524
Certificates of Deposit	—	9,250,903	—	9,250,903
Cash Equivalents	42,467,454	—	—	42,467,454
Total Investments in Securities	$48,420,802	$682,981,643	$—	$735,640,710

Derivative Instruments:
Assets:
Futures	1,009,078	—	—	1,009,078
Forward Currency Contracts	—	7,284,622	—	7,284,622
Written Options	—	37,447	—	37,447
Purchased Options	3,942,108	—	—	3,942,108
Swap Agreements	—	400,272	—	400,272
Total Assets	$4,951,186	$7,722,341	$—	$12,673,527

Liabilities:
Futures	(1,976,527)	—	—	(1,976,527)
Forward Currency Contracts	—	(5,934,626)	—	(5,934,626)
Swap Agreements	—	(430,631)	—	(430,631)
Total Liabilities	$(1,976,527)	$(6,365,257)	$—	$(8,341,784)
Total Derivative Instruments	$2,974,659	$1,357,084	$—	$4,331,743

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$186,608,564	$—	$186,608,564
Mortgage-Related Securities	—	358,679,398	—	358,679,398
U.S. Treasury Obligations	—	340,459,225	—	340,459,225
Government Related Obligations	—	117,402,724	—	117,402,724
Asset-Backed Securities	—	2,661,154	—	2,661,154
Cash Equivalents	42,855,538	—	—	42,855,538
Total Investments in Securities	$42,855,538	$1,005,811,065	$—	$1,048,666,603

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
500 Stock Index Fund
Investments in Securities:
Common Stocks	$336,930,583	$—	$—	$336,930,583
U.S. Treasury Obligations	—	284,916	—	284,916
Cash Equivalents	34,336,498	—	—	34,336,498
Total Investments in Securities	$371,267,081	$284,916	$—	$371,551,997

Derivative Instruments:
Assets:
Futures	94,968	—	—	94,968
Total Assets	$94,968	$—	$—	$94,968
Total Derivative Instruments	$94,968	$—	$—	$94,968

Broad Market Index Fund
Investments in Securities:
Common Stocks	$474,634,778	$221	$—	$474,634,999
Convertible Debt Obligations	—	—	—	—
U.S. Treasury Obligations	—	909,733	—	909,733
Rights	61	16,390	—	16,451
Warrants	—	—	—	—
Cash Equivalents	65,793,319	—	—	65,793,319
Total Investments in Securities	$540,428,158	$926,344	$—	$541,354,502

Derivative Instruments:
Assets:
Futures	478,205	—	—	478,205
Total Assets	$478,205	$—	$—	$478,205
Total Derivative Instruments	$478,205	$—	$—	$478,205

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$312,341,039	$221	$—	$312,341,260
Convertible Debt Obligations	—	—	—	—
U.S. Treasury Obligations	—	494,855	—	494,855
Rights	61	52,737	—	52,798
Warrants	—	—	—	—
Cash Equivalents	87,583,262	—	—	87,583,262
Total Investments in Securities	$399,924,362	$547,813	$—	$400,472,175

Derivative Instruments:
Assets:
Futures	294,595	—	—	294,595
Total Assets	$294,595	$—	$—	$294,595
Total Derivative Instruments	$294,595	$—	$—	$294,595

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$—	$184,256,358	$—	$184,256,358
Preferred Stocks	—	823,742	—	823,742
U.S. Treasury Obligations	—	254,925	—	254,925
Rights	—	82,799	—	82,799
Cash Equivalents	3,446,497	—	—	3,446,497
Total Investments in Securities	$3,446,497	$185,417,824	$—	$188,864,321

Derivative Instruments:
Assets:
Forward Currency Contracts	—	144,781	—	144,781
Total Assets	$—	$144,781	$—	$144,781

Liabilities:
Futures	(36,124)	—	—	(36,124)
Forward Currency Contracts	—	(2,208)	—	(2,208)
Total Liabilities	$(36,124)	$(2,208)	$—	$(38,332)
Total Derivative Instruments	$(36,124)	$142,573	$—	$106,449

All investments held by the Money Market Fund, Model Portfolio Funds, and Milestone Funds are categorized as Level 1.

As of September 30, 2010, the funds did not hold any investment with significant unobservable inputs (Level 3), and there were no significant transfers in and out of Levels 1, 2, or 3.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency symbols utilized throughout the notes to the schedule of investments are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	NOK	—	Norwegian Krona
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	European Monetary Unit	SEK	—	Swedish Krona
GBP	—	British Pound	USD	—	U.S. Dollar
HKD	—	Hong Kong Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the Fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures.

Futures exchange abbreviations utilized throughout the notes to the schedule of investments are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MIL	—	Borsa Italiana Exchange
CME	—	Chicago Mercantile Exchange	MSE	—	Montreal Exchange
EOE	—	Dutch Options Exchange	NYF	—	New York Futures Exchange
EOP	—	Euronext Paris Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	SSE	—	Stockholm Stock Exchange
LIF	—	Liffe Exchange	TSE	—	Tokyo Stock Exchange
MFM	—	Meff Renta Variable Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about each type of derivative instrument held, or permitted to be held, by the funds during or as of the end of the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Asset Allocation					*
Equity Income				*	*
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the contract the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

As of September 30, 2010, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
16	CBT	U.S. 2 Year Treasury Note	December 2010	$3,511,750	$(6,785)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
7	CBT	U.S. 10 Year Treasury Note	December 2010	$882,328	$507
6	CBT	U.S. 5 Year Treasury Note	December 2010	725,203	5,567
					$6,074
Sold
8	CBT	U.S. 20 Year Treasury Bond	December 2010	$1,069,750	$3,985
8	CBT	U.S. 30 Year Treasury Bond	December 2010	1,130,250	(2,258)
					$1,727
					$7,801

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
67	CME	S&P 500 Index	December 2010	$19,039,725	$666,103
234	CBT	U.S. 20 Year Treasury Bond	December 2010	31,290,188	(155,882)
					$510,221
Sold
44	CME	E-MINI S&P 500 Index	December 2010	$2,500,740	$(85,061)
					$425,160

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,404	NYF	E-MINI Russell 2000 Index	December 2010	$94,699,800	$4,502,922

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
137	SGX	10 Year Mini-JGB	December 2010	$23,533,541	$207,146
264	EOE	Amsterdam Index	October 2010	24,059,181	(187,958)
83	SFE	Australian Government 10 Year Bond	December 2010	8,654,226	80,542
19	EOP	CAC 40 Index	October 2010	960,955	(8,177)
113	EUX	DAX Index	December 2010	24,035,222	(91,101)
28	EUX	Euro Bund	December 2010	4,918,798	29,033
210	LIF	FTSE 100 Index	December 2010	18,241,212	102,710
6	MIL	FTSE/MIB Index	December 2010	834,350	(13,742)
17	MFM	IBEX 35 Index	October 2010	2,419,149	(63,226)
559	SSE	OMX Stockholm 30 Index	October 2010	9,012,785	36,455
175	SFE	SPI 200 Index	December 2010	19,451,819	(296,310)
11	CBT	U.S. 10 Year Treasury Note	December 2010	1,386,516	6,416
					$(198,212)
Sold
123	SGX	10 Year Mini-JGB	December 2010	$21,128,654	$(114,970)
393	SFE	Australian Government 10 Year Bond	December 2010	40,977,241	(272,501)
46	EOP	CAC 40 Index	October 2010	2,326,522	39,239
40	MSE	Canadian Government 10 Year Bond	December 2010	4,917,096	(87,647)
294	CME	E-MINI S&P 500 Index	December 2010	16,709,490	(430,485)
82	LIF	FTSE 100 Index	December 2010	7,122,759	25,748
44	MIL	FTSE/MIB Index	December 2010	6,118,566	133,319
46	HKG	Hang Seng Index	October 2010	6,618,816	(10,566)
47	MFM	IBEX 35 Index	October 2010	6,688,234	190,864
142	MSE	S&P/TSX 60 Index	December 2010	19,674,915	(253,795)
40	SFE	SPI 200 Index	December 2010	4,446,130	72,810
224	TSE	TOPIX Index	December 2010	22,177,288	(146,049)
135	LIF	UK Gilt Long Bond	December 2010	26,364,729	84,796
					$(769,237)
					$(967,449)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
55	CME	E-MINI S&P 500 Index	December 2010	$3,125,925	$94,968

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
27	NYF	E-MINI Russell 2000 Index	December 2010	$1,821,150	$115,656
169	CME	E-MINI S&P 500 Index	December 2010	9,605,115	362,549
					$478,205

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
47	NYF	E-MINI Russell 2000 Index	December 2010	$3,170,150	$164,376
40	CME	E-MINI S&P MidCap 400 Index	December 2010	3,200,400	130,219
					$294,595

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
42	EUX	DJ Euro STOXX 50 Index	December 2010	$1,567,683	$(24,313)
13	LIF	FTSE 100 Index	December 2010	1,129,218	(3,128)
3	SFE	SPI 200 Index	December 2010	333,460	(4,857)
12	TSE	TOPIX Index	December 2010	1,188,069	(3,826)
					$(36,124)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Forward currency contracts may be used by the following funds for the following purposes:

Vantagepoint Fund	Manage foreign currency risk	Obtain or adjust investment exposure to foreign currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of September 30, 2010, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2010	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	10/12/2010	$6,381,321	$6,841,751	$(460,430)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2010	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	10/12/2010	$560,701	$601,158	$(40,457)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	AUD	12/15/2010	$15,169,946	$15,800,133	$630,187
Purchase	Morgan Stanley Co., Inc.	USD	AUD	10/07/2010	25,957,316	27,439,796	1,482,480
Purchase	Goldman Sachs International	USD	CAD	12/15/2010	9,675,586	9,701,551	25,965
Purchase	Goldman Sachs International	USD	CHF	12/15/2010	20,863,780	21,422,816	559,036
Purchase	Goldman Sachs International	USD	EUR	12/15/2010	29,046,300	29,705,880	659,580
Purchase	Goldman Sachs International	USD	GBP	12/15/2010	2,495,531	2,479,941	(15,590)
Purchase	Morgan Stanley Co., Inc.	USD	GBP	10/07/2010	2,468,272	2,513,392	45,120
Purchase	Goldman Sachs International	USD	JPY	12/15/2010	18,878,282	18,956,513	78,231
Purchase	Morgan Stanley Co., Inc.	USD	JPY	10/07/2010	10,368,494	10,541,725	173,231
Purchase	Goldman Sachs International	USD	NOK	12/15/2010	1,569,953	1,655,215	85,262
Purchase	Morgan Stanley Co., Inc.	USD	NOK	10/07/2010	9,312,812	9,690,418	377,606
Purchase	Goldman Sachs International	USD	NZD	12/15/2010	5,036,926	5,139,522	102,596
Purchase	Goldman Sachs International	USD	SEK	12/15/2010	15,484,204	16,629,866	1,145,662
Purchase	Morgan Stanley Co., Inc.	USD	SEK	10/07/2010	25,969,828	27,889,494	1,919,666
							$7,269,032
Sale	Morgan Stanley Co., Inc.	CAD	USD	10/07/2010	$26,199,113	$26,531,644	$(332,531)
Sale	Morgan Stanley Co., Inc.	CHF	USD	10/07/2010	18,889,346	19,641,168	(751,822)
Sale	Goldman Sachs International	CHF	USD	12/15/2010	9,264,467	9,335,058	(70,591)
Sale	Morgan Stanley Co., Inc.	EUR	USD	10/07/2010	25,974,776	27,537,044	(1,562,268)
Sale	Goldman Sachs International	EUR	USD	12/15/2010	36,682,092	38,944,188	(2,262,096)
Sale	Goldman Sachs International	GBP	USD	12/15/2010	28,742,579	29,066,171	(323,592)
Sale	Goldman Sachs International	JPY	USD	12/15/2010	9,482,976	9,643,357	(160,381)
Sale	Goldman Sachs International	NOK	USD	12/15/2010	6,961,921	7,074,780	(112,859)
Sale	Morgan Stanley Co., Inc.	NZD	USD	10/07/2010	13,245,608	13,496,768	(251,160)
Sale	Goldman Sachs International	NZD	USD	12/15/2010	2,513,708	2,518,549	(4,841)
Sale	Goldman Sachs International	SEK	USD	12/15/2010	2,167,368	2,254,263	(86,895)
							$(5,919,036)
							$1,349,996

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	12/15/2010	$291,240	$305,325	$14,085
Purchase	Bank of America NA	USD	EUR	12/15/2010	712,756	764,951	52,195
Purchase	Citibank NA	USD	EUR	12/15/2010	477,531	493,429	15,898
Purchase	Credit Suisse International	USD	EUR	12/15/2010	514,234	549,727	35,493
Purchase	UBS AG	USD	EUR	12/15/2010	37,499	37,878	379
Purchase	Citibank NA	USD	GBP	12/15/2010	683,633	691,700	8,067
Purchase	Deutsche Bank AG	USD	GBP	12/15/2010	373,172	379,328	6,156
Purchase	UBS AG	USD	GBP	12/15/2010	88,424	87,611	(813)
Purchase	Citibank NA	USD	JPY	12/15/2010	879,233	885,913	6,680
Purchase	JPMorgan Chase Bank NA	USD	JPY	12/15/2010	1,535,626	1,541,816	6,190
							$144,330
Sale	Citibank NA	EUR	USD	12/15/2010	$73,413	$75,621	$(2,208)
Sale	Citibank NA	JPY	USD	12/15/2010	100,015	99,564	451
							$(1,757)
							$142,573

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into an option to manage certain risks — (e.g. interest rate risk (the risk that interest rates will rise, causing bond prices to fall), credit risk (the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar)). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing, which is selling, a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended September 30, 2010 was as follows:

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 01/01/2010	—	$—	—	$—	—	$—
Written	940	149,290	—	—	940	149,290
Closed	(470)	(47,788)	—	—	(470)	(47,788)
Expired	—	—	—	—	—	—
Ending balance as of 09/30/2010	470	$101,502	—	$—	470	$101,502

As of September 30, 2010, the following fund(s) had open written option contracts outstanding:

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Call	Swiss Market Index	470	$6,431.50	12/17/2010	$37,447

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other agreed upon credit related events by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks. (e.g. interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of September 30, 2010, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	$189,527

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Total Return Swaps
Swap Counterparty	Notional Amount	Reference Security	Termination Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	CAD (28,700,000)	Canadian Government 10 Year Bond	11/25/10	$(387,713)
Morgan Stanley Capital Services	CAD (4,800,000)	Canadian Government 10 Year Bond	11/25/10	(42,918)
Morgan Stanley Capital Services	GBP 11,600,000	UK Gilt Long Bond	11/26/10	32,800
Morgan Stanley Capital Services	USD 37,100,000	U.S. 10 Year Treasury Note	11/29/10	255,060
Morgan Stanley Capital Services	EUR 21,700,000	Euro Bund	12/07/10	112,412
				$(30,359)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

Purchases of put and call swaptions are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased swaption expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put swaption, an amount equal to the premium received by the fund is recorded as a liability, and the value of each swaption is marked to market at each valuation date. When a written swaption expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the swaption was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such swaption is eliminated. When a written call swaption is exercised, the fund realizes a gain or loss from the sale of the underlying security and

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

the proceeds from such sale are increased by the amount of the premium originally received. When a written put swaption is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Swaption contract transactions may incur a commission, in addition to the premium paid or received.

Written swaption activity for the year-to-date period ended September 30, 2010 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2010	$13,400,000	$106,795	$21,000,000	$153,905	$34,400,000	$260,700
Written	34,600,000	161,492	71,800,000	502,454	106,400,000	663,946
Closed	(33,400,000)	(209,884)	(39,100,000)	(266,333)	(72,500,000)	(476,217)
Expired	—	—	—	—	—	—
Ending balance as of 09/30/2010	$14,600,000	$58,403	$53,700,000	$390,026	$68,300,000	$448,429

As of September 30, 2010, the following fund(s) had open swaptions outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$15,800,000	2.25%	9/24/2012	$21,230
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	11,300,000	4.00%	12/01/2010	68,994
OTC	Citibank NA	Call—Interest Rate Swaption	8,000,000	1.50%	12/13/2010	(8,732)
OTC	Citibank NA	Put—Interest Rate Swaption	8,000,000	2.10%	12/13/2010	27,034
OTC	Citibank NA	Put—Interest Rate Swaption	7,500,000	3.00%	6/18/2012	27,597
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	3,000,000	3.00%	6/18/2012	14,204
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	2,800,000	5.00%	10/29/2010	26,040
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	2,800,000	3.25%	10/29/2010	(149,262)
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	2,500,000	5.00%	10/29/2010	16,830
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	2,500,000	3.25%	10/29/2010	(134,740)
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	1,300,000	1.50%	12/13/2010	(1,386)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	1,300,000	2.10%	12/13/2010	3,093
OTC	Citibank NA	Put—Interest Rate Swaption	800,000	2.25%	9/24/2012	104
OTC	Barclays Bank plc	Put—Interest Rate Swaption	400,000	3.00%	6/18/2012	1,372
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	300,000	2.25%	9/24/2012	(85)
						$(87,707)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2010, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$383,407,569	$—	$—	$—
Low Duration Bond	450,223,746	14,089,095	2,786,419	11,302,676
Inflation Protected Securities	431,534,165	26,771,098	24,666	26,746,432
Asset Allocation	449,165,108	63,990,881	54,458,805	9,532,076
Equity Income	1,812,298,409	184,388,009	182,229,171	2,158,838
Growth & Income	1,036,200,431	142,199,889	21,790,828	120,409,061
Growth	1,648,748,417	181,448,236	36,329,379	145,118,857
Select Value	313,003,332	37,610,144	6,653,494	30,956,650
Aggressive Opportunities	1,087,982,724	165,403,132	54,002,451	111,400,681
Discovery	207,446,251	14,973,706	7,621,945	7,351,761
International	1,131,705,831	97,687,013	46,938,597	50,748,416
Diversifying Strategies	722,961,910	18,563,479	1,942,571	16,620,908
Core Bond Index	1,005,724,416	45,214,400	2,272,213	42,942,187
500 Stock Index	290,586,248	110,137,440	29,171,691	80,965,749
Broad Market Index	446,883,060	166,048,049	71,576,607	94,471,442
Mid/Small Company Index	373,587,258	65,802,418	38,917,501	26,884,917
Overseas Equity Index	205,451,136	24,101,038	40,687,853	(16,586,815)
Model Portfolio Savings Oriented	323,307,745	6,115,158	1,908,044	4,207,114
Model Portfolio Conservative Growth	560,986,694	7,959,761	9,828,338	(1,868,577)
Model Portfolio Traditional Growth	1,442,929,570	—	35,304,751	(35,304,751)
Model Portfolio Long-Term Growth	1,758,595,573	28,477,978	78,045,302	(49,567,324)
Model Portfolio All-Equity Growth	708,383,647	—	69,055,903	(69,055,903)
Milestone Retirement Income	112,717,442	826,257	—	826,257
Milestone 2010	128,826,793	557,462	—	557,462
Milestone 2015	257,136,325	—	5,657,082	(5,657,082)
Milestone 2020	253,629,273	5,175,647	9,531,866	(4,356,219)
Milestone 2025	204,754,484	3,727,204	6,807,609	(3,080,405)
Milestone 2030	168,762,451	1,259,333	2,301,618	(1,042,285)
Milestone 2035	107,193,530	905,395	981,618	(76,223)
Milestone 2040	106,610,239	4,277,523	—	4,277,523
Milestone 2045	14,822,372	1,178,910	—	1,178,910

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2010, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of September 30, 2010, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$10,371,193	$10,582,039	102%
Inflation Protected Securities	6,425,228	6,600,420	103%
Asset Allocation	31,512,832	32,354,514	103%
Equity Income	177,192,751	181,389,776	102%
Growth & Income	76,850,667	78,876,680	103%
Select Value	32,886,835	33,894,503	103%
Aggressive Opportunities	152,253,610	156,097,563	103%
Discovery	23,429,634	24,632,504	105%
International	78,132,272	82,026,535	105%
Core Bond Index	17,072,394	17,410,588	102%
500 Stock Index	31,054,486	31,875,662	103%
Broad Market Index	54,400,660	55,956,006	103%
Mid/Small Company Index	79,778,560	82,394,804	103%
Overseas Equity Index	337,400	354,475	105%

Wilshire®, the Wilshire IndexesSM , Wilshire 5000 Total Market IndexSM , and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2010 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®” , “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

*The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.*

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits):  The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 23, 2010

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer
Date	November 23, 2010